UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-5954
The Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104

(Address of principal executive offices) (Zip code)
Randall W. Merk
The Charles Schwab Family of Funds
101 Montgomery Street, San Francisco, California 94104

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2008
Item 1: Report(s) to Shareholders.

Semiannual report dated June 30, 2008 enclosed.

Prospectus Supplement and
Semiannual Report Enclosed

Schwab Municipal Money Fundtm
Schwab AMT Tax-Free Money Fundtm

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This supplement is not part of the shareholder report.

Supplement dated August 22, 2008 to the following April 30, 2008 Prospectuses

SCHWAB MUNICIPAL MONEY FUNDS —
Sweep Investmentstm

SCHWAB MUNICIPAL MONEY FUNDtm —
Institutional and Select Shares

SCHWAB VALUE ADVANTAGE INVESTMENTS®

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

1.  Changes With Respect to the Schwab Municipal Money Fund
The “Strategy” section of the Schwab Municipal Money Fund in each Prospectus identified above is hereby amended by adding the following paragraph as the new second paragraph of the section:

The fund may purchase certain variable rate demand securities issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s 80% investment policy stated above.

2.  Changes With Respect to the Schwab AMT Tax-Free Money Fund
The “Strategy” section of the Schwab AMT Tax-Free Money Fund in each of the Schwab Municipal Money Funds — Sweep Investments Prospectus and Schwab Value Advantage Investments Prospectus is hereby amended by adding the following paragraph as the new second paragraph of the section:

The fund may purchase certain variable rate demand securities issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal income tax, including the AMT. These securities are considered “municipal money market securities” for purposes of the fund’s 80% investment policy stated above.

Please retain this supplement for your records.

©2008 Charles Schwab & Co., Inc. All Rights Reserved
Member SIPC (08/08)

Schwab Municipal Money Fundtm
Schwab AMT Tax-Free Money Fundtm

Semiannual Report
June 30, 2008

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

Throughout my career I’ve been through many up and down markets, and I’ve always believed that sticking to time-tested principles of investing and a long-term strategy is the best way to endure short-term volatility and economic turbulence. The current turmoil in fixed income and equity markets is no exception.

For the past several months, the financial markets have been struggling to overcome problems that arose initially out of declining home prices and a collapse in the subprime mortgage market, along with larger economic issues including a drop in the value of the dollar globally, heightened risk of inflation, and the threat of recession.

Over the years, these intense market fluctuations have not been the norm, but it is during these periods that many investors can give up on investment fundamentals. Trying to time the market is both difficult and risky. Financial research has shown that a carefully constructed long-term investing plan can help moderate the effects of volatile markets and provide more reliable returns.

A good plan is built on sound, proven principles of investing, such as asset allocation and diversification. Spreading your money across different asset classes, such as stocks, bonds, mutual funds, and cash equivalents can be the most important factor in determining long-term performance and weathering the inevitable ups and downs of the market. In addition, seeking advice from your financial consultant or trusted investment advisor can also be an important part of making informed and smart decisions.

Here at Schwab, our goal is to help you reach your financial goals no matter what the market conditions may be. With funds and services backed by the guidance and support you need—whatever type of investor you are—we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund 1

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

Over the past six months, the financial markets have experienced price volatility as declining housing valuations, distressed bond markets, rising consumer prices, and an uncertain economic outlook contributed to difficult investment conditions. Financial institutions, particularly banks and their associated debt instruments, were disproportionately affected in this crisis as they incurred credit downgrades and write-downs on assets. As a result, investors sought investment solutions that offered both capital preservation and liquidity along with safety and quality.

Lately, an ongoing challenge facing municipal money fund managers industry-wide has been remaining fully invested in high-quality tax-exempt securities. Broad credit market turmoil, in conjunction with downgrades on some financial institutions, has led to an environment in which the supply of investment alternatives has diminished while inflows to money funds remain at historically high levels.

In order to navigate these unique circumstances, some municipal money fund managers have chosen to invest a portion of their assets in taxable alternatives such as U.S. government securities. For state specific funds, a potential move might also include temporarily investing in high-quality out-of-state municipal securities or in-state securities subject to the alternative minimum tax.

To date, the Schwab municipal money fund portfolios have not invested in any taxable securities. However, the continuation of unusual market conditions in the municipal money markets may warrant temporary investment in taxable securities in order to better serve our clients. In making this difficult decision we would weigh myriad factors including the portfolios’ overall diversification, the short-term and long-term market outlook as well as tax considerations and would only purchase taxable securities if we believe the move were of benefit to our funds’ shareholders.

During these times of market uncertainty, it is more important than ever to ensure that your portfolio allocations represent your goals and tolerance for risk. Schwab Funds products are developed and managed to meet your increasingly diverse needs. For all of our money market funds, we perform our own ongoing and independent analysis of the creditworthiness of each security purchased, and we have a rigorous and disciplined investment process that emphasizes liquidity, high-quality investments and diversification.

Here at Schwab, we remain committed to helping you manage your wealth no matter what the market conditions may be. We value your business and look forward to serving you in the future.

Thank you for investing with us.

Sincerely,

2 Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

The Investment Environment

The U.S. Economy experienced heightened volatility and uncertainty throughout the period as it continued to factor in the impacts felt in the residential mortgage and credit shock that began last year. Bond markets, in particular, suffered in March as deleveraging, downgrades, and writedowns caused many financial institutions to seek new capital infusions and sell positions, further contributing to an already difficult investment environment. Toward the end of the reporting period, the unabated rise in oil, food, and other commodity prices became the primary concern of many investors. In combination with a relatively weak dollar, the rise in prices has been a boon for some investors, but has raised questions about sustainability and the impact of these high prices on current and long-term inflation.

An analysis of significant economic indicators presented mixed messages with regard to fundamentals. While Gross Domestic Product (GDP) expanded at an annual rate of 0.9% in the first quarter and 1.9% in the second quarter, indicating that the economy continued to grow, other figures were less encouraging. In June, consumer confidence slid to 50.4, according to the index maintained by the Conference Board, ebbing in both the first and second quarters this year. Unemployment was also worrisome as it crept up to 5.5%, marking a 22 year high. Headline inflation rose to 4.4% during the period, as the spread between core inflation and inflation including energy and food widened.

Oil and food prices had a substantial impact on investor sentiment and outlook throughout the period, the impacts of which were partially exacerbated by a weak dollar. According to some economists, speculation has driven the price of oil up faster and further than underlying fundamentals would suggest. Prices reached more than $140 per barrel, driven by speculation and currency differences, suggesting that prices may have decoupled from underlying demand. The dollar continued to be weak against other key currencies, such as the Yen and Euro, which has tended to magnify the total effect of higher prices on consumer spending and inflation, because both domestic goods and imports have become simultaneously more expensive.

Price volatility in all corners of the market spurred risk aversion throughout the period, as investors shed higher yielding and riskier assets in favor of securities that offered capital preservation. As the financial outlook for residential and corporate debt remained troublesome, investors shied away from asset-backed and collateralized debt in favor of Government issues or more transparent and less complex securities, such as Treasury bills and Commercial Paper. U.S. Treasuries in particular experienced a surge in demand because their Government backing protects them against default risk. While the demand for Treasuries sent prices up, it brought yields down to very low levels. As a result, the yield spread between short-term Treasuries and other short-term debt instruments widened.

Tepid economic growth, financial turmoil, and rising prices left the Federal Reserve (the Fed) in a precarious position with regard to interest rates. The supply of money (M2) expanded at a mediocre 1.2% rate during the period, an indication that lending remained tight despite Fed action. While the Fed cut rates from 4.25% to 2.00% in an effort to stimulate the economy, the consensus during the Federal Open Market Committee meeting in June was to leave rates unchanged. Many investors saw a pause in rate cuts as an indication that inflationary concerns have caught up with Fed action and that the next monetary policy move would be to tighten.

The implications of interest rate cuts have put downward pressure on yields for short term debt instruments such as Certificates of Deposit and Commercial Paper. In a declining interest rate environment, the yields on money market funds typically track the fall in interest rates and tend to be places of safe haven during price volatility. While money market yields declined during the period, it seemed that investors considered inflationary risk as subordinate to capital preservation and low price volatility.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund 3

Fund Management

Kevin Shaughnessy, CFA, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the funds. He joined the firm in 2000 and has worked in fixed-income and asset management since 1993.

John Shelton, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2000 and has worked in fixed-income asset management since 1998.

4 Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

Fund Summary

The Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund sought to maintain a weighted average maturity that was neutral relative to their respective peer groups as they responded to an investment environment that was characterized by mixed growth and rising inflation. In addition, defending against volatile and at times tumultuous market conditions also determined the portfolios’ positioning. Throughout the period, risk aversion and a flight to quality in the marketplace put downward pressure on yields as investors migrated toward similar high quality securities.

In addition, there was a reduction in the availability of investment alternatives for municipal money funds throughout the industry. One significant cause of the supply and demand imbalance in the municipal money market was related to troubled monoline bond insurers, which have historically been responsible for enhancing the credit quality of certain municipal issuers. These bond insurers incurred financial difficulties amidst writedowns and losses associated with structured assets affected by the subprime crisis. As a result, the universe of suitable monoline insured investments for the funds decreased. This reduction in available investments further exacerbated downward pressure on yields. As adjustments to fund holdings continued in this unusual market environment, the funds maintained their targeted levels for credit quality, liquidity and diversification.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund 5

Performance and Fund Facts as of 06/30/08

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

					AMT Tax-Free
	Municipal Money Fund				Money Fund

		Value				Value
	Sweep	Advantage	Select	Institutional	Sweep	Advantage
	Shares	Sharestm	Shares®	Shares	Shares	Sharestm
Ticker Symbol	SWXXX	SWTXX	SWLXX	SWOXX	SWFXX	SWWXX

Seven-Day Yield[1]	1.20%	1.34%	1.44%	1.55%	1.23%	1.40%

Seven-Day Yield—No Waiver[2]	1.11%	1.24%	1.24%	1.24%	1.10%	1.23%

Seven-Day Effective Yield[1]	1.20%	1.35%	1.45%	1.56%	1.23%	1.40%

Seven-Day Taxable-Equivalent Effective Yield[1,3]	1.85%	2.08%	2.23%	2.40%	1.89%	2.15%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Weighted Average Maturity	24 days	34 days

Credit Quality of Holdings % of portfolio	100% Tier 1	100% Tier 1

Credit-Enhanced Securities % of portfolio	70%	65%

Minimum Initial Investment[4]
Sweep Investments®	*	*
Value Advantage Sharestm ($15,000 for IRA and custodial accounts)[5]	$25,000	$25,000
Select Shares	$1,000,000	n/a
Institutional Shares	$3,000,000	n/a

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab.

[2]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[3]	Taxable-equivalent effective yield assumes a 2008 maximum federal regular income tax rate of 35.00%. Investment income may be subject to the Alternative Minimum Tax.

[4]	Please see prospectus for further detail and eligibility requirements.

[5]	Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult your tax advisor about your situation.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.

6 Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2008 and held through June 30, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/08	at 6/30/08	1/1/08 -6/30/08

Schwab Municipal Money Fundtm
Sweep Shares
Actual Return	0.58%	$1,000	$1,009.50	$2.90
Hypothetical 5% Return	0.58%	$1,000	$1,021.98	$2.92
Value Advantage Sharestm
Actual Return	0.44%	$1,000	$1,010.30	$2.20
Hypothetical 5% Return	0.44%	$1,000	$1,022.68	$2.21
Select Shares®
Actual Return	0.34%	$1,000	$1,010.80	$1.70
Hypothetical 5% Return	0.34%	$1,000	$1,023.17	$1.71
Institutional Shares
Actual Return	0.23%	$1,000	$1,011.30	$1.15
Hypothetical 5% Return	0.23%	$1,000	$1,023.72	$1.16

Schwab AMT Tax-Free Money Fundtm
Sweep Shares
Actual Return	0.62%	$1,000	$1,009.00	$3.10
Hypothetical 5% Return	0.62%	$1,000	$1,021.78	$3.12
Value Advantage Shares
Actual Return	0.44%	$1,000	$1,009.90	$2.20
Hypothetical 5% Return	0.44%	$1,000	$1,022.68	$2.21

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund 7

Schwab Municipal Money Fundtm

Financial Statements

Financial Highlights

	1/1/08–		1/1/07–	1/1/06–	1/1/05–	1/1/04–	1/1/03–
Sweep Shares	06/30/08*		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.03	0.03	0.02	0.01	(0.00)[1]

Less distributions:
Distributions from net investment income	(0.01)		(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[1]

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.95	[2]	3.12	2.83	1.79	0.60	0.46

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.58	[3,4]	0.59	0.64	0.65	0.66	0.66
Gross operating expenses	0.68	[3]	0.68	0.81	0.82	0.81	0.81
Net investment income (loss)	1.90	[3]	3.07	2.79	1.77	0.60	0.46
Net assets, end of period ($ x 1,000,000)	8,672		8,491	7,230	7,467	7,563	7,494

	1/1/08–		1/1/07–	1/1/06–	1/1/05–	1/1/04–	1/1/03–
Value Advantage Shares	06/30/08*		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.03	0.03	0.02	0.01	0.01

Less distributions:
Distributions from net investment income	(0.01)		(0.03)	(0.03)	(0.02)	(0.01)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	1.03	[2]	3.27	3.03	2.00	0.81	0.68

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.44	[3,5]	0.45	0.45	0.45	0.45	0.45
Gross operating expenses	0.55	[3]	0.55	0.58	0.59	0.58	0.58
Net investment income (loss)	2.04	[3]	3.22	2.98	1.97	0.80	0.68
Net assets, end of period ($ x 1,000,000)	2,884		2,786	2,798	3,007	3,245	3,901

* Unaudited.
1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.59%, if custody credits and an additional voluntary waiver had not been included.
5 The ratio of net operating expenses would have been 0.45%, if custody credits and an additional voluntary waiver had not been included.

8 See financial notes

Financial Highlights continued

	1/1/08–		1/1/07–	1/1/06–	1/1/05–	1/1/04–	6/2/03[1]–
Select Shares	06/30/08*		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.03	0.03	0.02	0.01	(0.00)[2]

Less distributions:
Distributions from net investment income	(0.01)		(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[2]

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	1.08	[3]	3.37	3.13	2.10	0.92	0.39	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.34	[4,5]	0.35	0.35	0.35	0.35	0.35	[4]
Gross operating expenses	0.55	[4]	0.55	0.58	0.59	0.58	0.58	[4]
Net investment income (loss)	2.14	[4]	3.31	3.10	2.11	0.93	0.68	[4]
Net asset, end of period ($ x 1,000,000)	1,508		1,428	1,244	966	727	474

	1/1/08—		1/1/07–	1/1/06–	1/1/05–	1/1/04–	6/2/03[1]–
Institutional Shares	06/30/08*		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.03	0.03	0.02	0.01	(0.00)[2]

Less distributions:
Distributions from net investment income	(0.01)		(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[2]

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	1.13	[3]	3.48	3.25	2.21	1.03	0.45	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.23	[4,6]	0.24	0.24	0.24	0.24	0.24	[4]
Gross operating expenses	0.55	[4]	0.55	0.58	0.59	0.58	0.58	[4]
Net investment income (loss)	2.24	[4]	3.41	3.21	2.20	1.08	0.80	[4]
Net assets, end of period ($ x 1,000,000)	4,217		3,840	2,494	1,783	1,459	718
* Unaudited.
1 Commencement of operations.
2 Per-share amount was less than $0.01.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 0.35%, if custody credits and an additional voluntary waiver had not been included.
6 The ratio of net operating expenses would have been 0.24%, if custody credits had not been included.

See financial notes 9

 Schwab Municipal Money Fund

Portfolio Holdings as of June 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.6%	Municipal Securities	17,034,522	17,034,522

98.6%	Total Investments	17,034,522	17,034,522
1.4%	Other Assets and Liabilities		247,025

100.0%	Net Assets		17,281,547

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 98.6% of net assets

Alabama 1.0%
Alabama
GO Bonds
Series 2007A
1.57%, 07/03/08 (a)(b)(c)(d)	6,275	6,275
Alabama Housing Finance Auth
S/F Mortgage RB
Series 2006H
1.86%, 07/03/08 (a)	5,830	5,830
Alabama Municipal Funding Corp
Municipal Funding Notes Master
Series 2006A
1.57%, 07/03/08 (a)(b)	23,390	23,390
Alabama Special Care Facility Financing Auth
RB (Ascension Health Sr Credit Group)
Series 2006C2 & 2006D
1.60%, 07/03/08 (a)(c)(d)	8,365	8,365
RB (Ascension Health Sr Credit Group)
Series 2006D
1.55%, 07/03/08 (a)(c)(d)	5,400	5,400
Birmingham Public Educational Building Auth
Student Housing RB
Series 2005A
1.55%, 07/03/08 (a)(b)	6,320	6,320
Decatur IDB
Exempt Facilities Refunding RB (Nucor Steel Decatur)
Series 2003A
1.65%, 07/02/08 (a)	17,000	17,000
Hoover
GO Sewer Warrants
Series 2007
1.55%, 07/03/08 (a)(b)(c)(d)	12,005	12,005
Indian Springs Village
RB (Joseph Bruno Montessori Academy)
Series 1999
1.86%, 07/02/08 (a)(b)	475	475
Mobile Board of Water & Sewer
RB
Series 2006
1.55%, 07/03/08 (a)(b)(c)(d)	16,150	16,150
Montgomery Cnty Public Building Auth
Revenue Warrants
Series 2006
1.56%, 07/03/08 (a)(b)(c)(d)	10,750	10,750
Montgomery Downtown Redevelopment Auth
Bonds (Southern Poverty Law Center)
Series 2000
1.66%, 07/03/08 (a)	15,000	15,000
Montgomery IDB
Pollution Control & Solid Waste Disposal Refunding RB (General Electric Co)
Series 2005
2.30%, 07/01/08 (a)	2,600	2,600
Orange Beach
Sewer Revenue Warrants
Series 2006
1.58%, 07/03/08 (a)(b)(c)(d)	2,070	2,070
Scottsboro
School Warrants
Series 1997
1.57%, 07/03/08 (a)(b)	2,710	2,710
Stevenson IDB
Environmental Improvement RB (Mead Corp)
Series 1997
1.67%, 07/02/08 (a)(b)	23,700	23,700
Tuscaloosa Cnty
IDRB (Knight Specialties)
Series 1998
1.67%, 07/02/08 (a)(b)	715	715
Univ of Alabama at Birmingham
Hospital RB
Series 2006A
1.57%, 07/03/08 (a)(b)(c)(d)	15,975	15,975

		174,730

Alaska 0.4%
Alaska Housing Finance Corp
Collateralized Bonds (Veteran Mortgage Program) First
Series 2006A2
1.62%, 07/03/08 (a)(c)(d)	5,500	5,500
General Housing Purpose Bonds
Series 2005A
1.58%, 07/03/08 (a)(b)(c)(d)	12,020	12,020
General Mortgage RB
Series 2002A
1.55%, 07/03/08 (a)(c)(d)	5,995	5,995
State Capital Project Bonds
Series 2006A
3.80%, 07/03/08 (a)(b)(c)(d)	27,730	27,730
Alaska Industrial Development & Export Auth
Revolving Fund Refunding Bonds
Series 2008B
1.60%, 07/03/08 (a)(b)	16,000	16,000

10 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Valdez
Marine Terminal Refunding RB (Exxon Pipeline Co)
Series 1993A
1.95%, 07/01/08 (a)	1,900	1,900

		69,145

Arizona 2.0%
Arizona Board of Regents
Arizona State Univ System RB
Series 2007A
1.58%, 07/03/08 (a)(b)(c)(d)	10,260	10,260
Arizona Health Facilities Auth
RB (Banner Health)
Series 2007B
1.55%, 07/03/08 (a)(c)(d)	82,170	82,170
RB (Banner Health)
Series 2008B
1.30%, 07/02/08 (a)(b)	12,500	12,500
Arizona SD
TAN
Series 2007
3.64%, 07/30/08	16,500	16,511
Chandler
GO Bonds
Series 2007
1.58%, 07/03/08 (a)(c)(d)	10,510	10,510
Downtown Phoenix Hotel Corp
Sr RB
Series 2005A
1.63%, 07/03/08 (a)(b)(c)(d)	14,135	14,135
Glendale IDA
CP Revenue Notes (Midwestern Univ Financing Program)
1.65%, 08/12/08 (b)	21,000	21,000
Maricopa Cnty IDA
M/F Mortgage Refunding RB (San Fernando Apts)
Series 2004
1.65%, 07/03/08 (a)(b)	7,750	7,750
Phoenix IDA
M/F Refunding RB (Paradise Lakes Apts)
Series 2007A
1.56%, 07/03/08 (a)(b)	17,500	17,500
M/F Refunding RB (Paradise Lakes Apts)
Series 2007B
1.65%, 07/03/08 (a)(b)	16,000	16,000
Phoenix Civic Improvement Corp
Jr Lien Wastewater System RB
Series 2007
1.58%, 07/03/08 (a)(b)(c)(d)	10,345	10,345
Subordinated Excise Tax RB (Civic Plaza Expansion)
Series 2005A
1.58%, 07/03/08 (a)(b)(c)(d)	4,500	4,500
1.58%, 07/03/08 (a)(b)(c)(d)	6,885	6,885
4.00%, 07/03/08 (a)(b)(c)(d)	4,675	4,675
Subordinated Excise Tax RB (Airport Improvements)
Series 1995
1.58%, 07/02/08 (a)(b)	1,000	1,000
Pima Cnty IDA
IDRB (Tucson Electric Power Co)
Series 2008B
1.50%, 07/02/08 (a)(b)	15,000	15,000
Salt River Pima-Maricopa Indian Community
Bonds
Series 2005
1.55%, 07/03/08 (a)(b)	62,726	62,726
Salt River Project Agricultural Improvement & Power District
Electric System RB
Series 2006A
1.55%, 07/03/08 (a)(c)(d)	6,850	6,850
1.60%, 07/03/08 (a)(c)(d)	21,455	21,455
Scottsdale IDA
Hospital RB (Scottsdale Healthcare)
Series 2006G
1.59%, 07/03/08 (a)(b)(c)(d)	3,000	3,000
Scottsdale Municipal Property Corp
Excise Tax Refunding RB
Series 2006
1.60%, 07/03/08 (a)(c)(d)	4,595	4,595
Tempe IDA
RB (ASUF Brickyard)
Series 2004A
1.55%, 07/03/08 (a)(b)	1,885	1,885

		351,252

Arkansas 0.1%
Arkansas Development Finance Auth
IDRB (C&C Holding Co)
Series 1998
1.75%, 07/03/08 (a)(b)	370	370
Independence Cnty
IDRB (Townsends)
Series 1996
1.65%, 07/02/08 (a)(b)	9,000	9,000
Univ of Arkansas
Various Facilities RB (UAMS Campus)
Series 2006
1.58%, 07/03/08 (a)(b)(c)(d)	14,535	14,535

		23,905

California 0.0%
Los Angeles Community Redevelopment Agency
M/F Housing RB (Wilshire Station Apts)
Series 2003A
2.45%, 07/01/08 (a)(b)	400	400

Colorado 3.3%
Arapahoe Cnty
Refunding IDRB (Denver Jetcenter)
Series 1997
3.10%, 07/01/08 (a)(b)	3,500	3,500
Arvada
Water Enterprise RB
Series 2001
2.85%, 07/01/08 (a)(b)(c)	3,525	3,525
Aurora
First Lien Water Improvement RB
Series 2007A
2.05%, 07/03/08 (a)(b)(c)(d)	29,820	29,820

See financial notes 11

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Refunding RB (Children’s Hospital Association)
Series 2008B
1.45%, 07/03/08 (a)(b)	4,675	4,675
CollegeInvest
Education Loan RB Sr
Series 2008 I-A
1.65%, 07/03/08 (a)(b)	30,000	30,000
Colorado
TRAN
Series 2007B
2.90%, 08/05/08	60,000	60,003
Colorado Health Facilities Auth
Hospital Refunding RB (NCMC Inc)
Series 2005
1.50%, 07/02/08 (a)(b)(c)	5,500	5,500
RB (Exempla Northwest Medical Center)
Series 2002A
1.55%, 07/03/08 (a)(b)(c)(d)	25,460	25,460
RB
Series 2006A
1.60%, 07/03/08 (a)(c)(d)	19,630	19,630
Colorado HFA
Economic Development RB (Pemracs)
Series 2000A
1.75%, 07/03/08 (a)(b)	2,110	2,110
Colorado Springs Utilities System
Utilities System Improvement & Refunding RB
Series 2007B
1.70%, 07/03/08 (a)(c)	3,100	3,100
Utilities System Subordinate Lien Improvement & Refunding RB
Series 2006A
1.50%, 07/03/08 (a)(c)	3,500	3,500
Dawson Ridge Metropolitan District #1
Limited Tax Refunding Bonds
Series 1992A
2.44%, 07/24/08 (a)(c)(d)	9,820	9,820
Denver City & Cnty
Airport System RB
Series 1992G
1.60%, 07/02/08 (a)(b)	2,000	2,000
Airport System RB
Series 2007A
1.60%, 07/03/08 (a)(b)(c)(d)	33,340	33,340
1.61%, 07/03/08 (a)(b)(c)(d)	52,700	52,700
1.65%, 07/03/08 (a)(b)(c)(d)	34,175	34,175
Airport System RB
Series 2007D
1.61%, 07/03/08 (a)(b)(c)(d)	10,630	10,630
1.62%, 07/03/08 (a)(b)(c)(d)	7,150	7,150
Airport System RB
Series 2007E
1.58%, 07/03/08 (a)(b)(c)(d)	17,165	17,165
Airport System RB
Series 2008A1, 2008A2 & 2008A4
1.61%, 07/03/08 (a)(b)(c)(d)	34,580	34,580
Denver Urban Renewal Auth
Sr Tax Increment RB series 2008A2
1.57%, 07/03/08 (a)(b)	10,000	10,000
Regional Transportation District
Sales Tax RB (FasTracks)
Series 2006A
1.68%, 07/03/08 (a)(b)(c)(d)	31,720	31,720
Sales Tax Refunding RB (FasTracks)
Series 2007A
1.59%, 07/03/08 (a)(b)(c)(d)	27,905	27,905
1.59%, 07/03/08 (a)(b)(c)(d)	16,790	16,790
1.59%, 07/03/08 (a)(b)(c)(d)	16,830	16,830
1.59%, 07/03/08 (a)(b)(c)(d)	18,085	18,085
1.59%, 07/03/08 (a)(b)(c)(d)	29,700	29,700
St. Vrain Valley SD No. RE-1J
GO Building Bonds
Series 2006B
1.65%, 07/03/08 (a)(b)(c)(d)	9,257	9,257
Univ of Colorado Hospital Auth
RB
Series 2006B
1.59%, 07/03/08 (a)(b)(c)(d)	16,500	16,500
Westminster Economic Development Auth
Tax Increment RB (Westminster Plaza)
Series 1997A
1.75%, 07/03/08 (a)(b)	5,660	5,660

		574,830

Connecticut 1.0%
Connecticut Health & Educational Facilities Auth
RB (Choate Rosemary Hall )
Series D
1.20%, 07/03/08 (a)(b)	4,890	4,890
RB (Wesleyan Univ)
Series 2001D
1.30%, 07/02/08 (a)(c)	14,000	14,000
RB (Wesleyan Univ)
Series 2003E
2.90%, 07/01/08 (a)(c)	6,000	6,000
RB (Yale Univ)
Series T1
1.55%, 07/03/08 (a)(c)(d)	9,535	9,535
RB (Yale Univ)
Series X2
1.27%, 07/03/08 (a)	19,700	19,700
RB (Yale Univ)
Series Z1
1.77%, 07/02/08 (a)(c)(d)	4,600	4,600
1.53%, 07/03/08 (a)(c)(d)	79,200	79,200
1.53%, 07/03/08 (a)(c)(d)	7,205	7,205
RB (Yale Univ)
Series Z2
1.53%, 07/03/08 (a)(c)(d)	5,900	5,900
RB (Yale-New Haven Hospital Issue)
Series K2
1.45%, 07/02/08 (a)(b)	8,340	8,340
RB (Yale-New Haven Hospital Issue)
Series L1
1.45%, 07/02/08 (a)(b)	8,500	8,500
RB (Yale-New Haven Hospital Issue)
Series L2
1.45%, 07/02/08 (a)(b)	8,500	8,500
Connecticut HFA
S/F Mortgage Draw Down RB
Series 2004B
1.78%, 07/03/08 (a)(b)(c)(d)	40	40

		176,410

12 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Delaware 0.2%
Delaware Housing Auth
Sr S/F Mortgage RB
Series 2007D1
2.15%, 07/02/08 (a)(c)(d)	9,950	9,950
1.70%, 07/03/08 (a)(c)(d)	2,884	2,884
New Castle Cnty
M/F Rental Housing RB (Fairfield English Village)
Series 2005
1.65%, 07/03/08 (a)(b)	8,500	8,500
Sussex Cnty
IDRB (Perdue-Agrirecycle)
Series 2000
1.68%, 07/02/08 (a)(b)	5,300	5,300
RB (Baywood)
Series 1997A
1.74%, 07/02/08 (a)(b)	2,400	2,400

		29,034

District of Columbia 3.6%
District of Columbia
GO Bonds
Series 2001C
1.55%, 07/03/08 (a)(b)	12,655	12,655
GO Bonds
Series 2007A
1.57%, 07/03/08 (a)(b)(c)(d)	21,425	21,425
GO Bonds
Series 2007B
1.60%, 07/03/08 (a)(b)(c)(d)	3,895	3,895
GO Bonds
Series 2007C
1.58%, 07/03/08 (a)(b)(c)(d)	8,475	8,475
GO Refunding Bonds
Series 2005B
1.76%, 07/02/08 (a)(b)(c)(d)	16,185	16,185
Multimodal RB (American Univ)
Series 2006 Subseries 2006A
1.55%, 07/03/08 (a)(b)	22,000	22,000
RB (American Psychological Association)
Series 2003
1.57%, 07/03/08 (a)(b)	2,560	2,560
RB (Pew Charitable Trusts)
Series 2008A
1.54%, 07/03/08 (a)(b)	31,000	31,000
RB (St Coletta Special Education Public Charter School)
Series 2005
1.55%, 07/03/08 (a)(b)	3,430	3,430
RB (The Center for Strategic & International Studies)
Series 2008
1.54%, 07/03/08 (a)(b)	6,730	6,730
Refunding GO Bonds
Series 2008A
1.55%, 07/03/08 (a)(b)	4,285	4,285
Refunding GO Bonds
Series 2008B
1.55%, 07/03/08 (a)(b)	15,615	15,615
Refunding GO Bonds
Series 2008C
1.40%, 07/02/08 (a)(b)	23,000	23,000
Refunding GO Bonds
Series 2008D
1.47%, 07/03/08 (a)(b)	21,475	21,475
District of Columbia Water & Sewer Auth
Public Utility Subordinated Lien RB
Series 2007A
1.59%, 07/03/08 (a)(b)(c)(d)	27,225	27,225
1.59%, 07/03/08 (a)(b)(c)(d)	15,000	15,000
Metropolitan Washington Airports Auth
Airport System RB
Series 2006B
1.60%, 07/03/08 (a)(b)(c)(d)	10,325	10,325
2.08%, 07/03/08 (a)(b)(c)(d)	34,529	34,529
Airport System RB
Series 2007B
2.46%, 07/02/08 (a)(b)(c)(d)	33,260	33,260
1.61%, 07/03/08 (a)(b)(c)(d)	15,110	15,110
1.75%, 07/03/08 (a)(b)(c)(d)	7,790	7,790
Airport System RB Subseries 2003D1
1.58%, 07/03/08 (a)(b)	30,035	30,035
Airport System RB Subseries 2003D2
1.60%, 07/03/08 (a)(b)	67,300	67,300
Airport System Refunding RB
Series 1999A & 2003A
4.13%, 07/03/08 (a)(b)(c)(d)	8,195	8,195
Airport System Refunding RB
Series 2007A
1.62%, 07/03/08 (a)(b)(c)(d)	30,725	30,725
Flexible Term PFC Revenue Notes
Series C
1.90%, 08/12/08 (b)	15,000	15,000
1.73%, 09/04/08 (b)	30,000	30,000
Flexible Term PFC Revenue Notes
Series D
1.73%, 09/05/08 (b)	30,000	30,000
RB
Series 2005A
2.71%, 07/02/08 (a)(b)(c)(d)	6,565	6,565
RB
Series 2007B
1.62%, 07/03/08 (a)(b)(c)(d)	13,965	13,965
Refunding RB
Series 2002C
1.70%, 07/02/08 (a)(b)(c)	1,625	1,625
Refunding RB
Series 2003A
1.61%, 07/03/08 (a)(b)(c)(d)	9,395	9,395
Refunding RB
Series 2004D
1.60%, 07/03/08 (a)(b)(c)(d)	2,355	2,355
National Capital Revitalization Corp
RB (DC USA Parking Garage)
Series 2006
1.68%, 07/03/08 (a)(b)(c)(d)	34,430	34,430

		615,559

Florida 9.6%
Alachua Cnty Health Facilities Auth
RB (Shands Hospital)
Series 1992R
1.54%, 07/03/08 (a)(b)(c)(d)	60,330	60,330

See financial notes 13

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Brevard Cnty HFA
M/F Housing RB (Timber Trace Apts)
Series 2007
1.65%, 07/02/08 (a)(b)	13,600	13,600
M/F Housing Refunding RB (Shore View Apts)
Series 1995
1.63%, 07/03/08 (a)(b)	1,900	1,900
Broward Cnty HFA
M/F Housing RB (Sawgrass Pines Apts)
Series 1993A
1.65%, 07/03/08 (a)(b)	11,000	11,000
Broward Cnty SD
COP
Series 2004D
1.51%, 07/03/08 (a)(b)(c)	3,000	3,000
School Board COP
Series 2005B
1.55%, 07/03/08 (a)(b)(c)	6,780	6,780
Charlotte Cnty HFA
M/F Housing RB (Murdock Circle Apts)
Series 2000
1.75%, 07/02/08 (a)(b)	3,200	3,200
Citizens Property Insurance Corp
Sr Secured Refunding Bonds
Series 2007A
1.65%, 07/03/08 (a)(b)(c)(d)	11,250	11,250
Sr Secured Refunding Bonds
Series 2008A2
2.50%, 06/01/09 (b)	40,000	40,717
Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts)
Series 2001A
1.70%, 07/02/08 (a)(b)	3,800	3,800
Collier Cnty IDA
IDRB (Ave Maria Utility Co)
Series 2005
1.68%, 07/02/08 (a)(b)	10,000	10,000
Dade Cnty IDA
IDRB (South Florida Stadium Corp)
Series 1985C
1.44%, 07/02/08 (a)(b)	1,050	1,050
Duval Cnty School Board
COP (Master Lease Program)
Series 2007
1.58%, 07/03/08 (a)(b)(c)(d)	16,225	16,225
Escambia HFA
S/F Mortgage RB
Series 2001A
1.70%, 07/03/08 (a)(b)(c)(d)	1,945	1,945
S/F Mortgage RB
Series 2002A1
1.70%, 07/03/08 (a)(c)(d)	3,075	3,075
Florida
RB (Florida Forever)
Series 2003A
1.56%, 07/03/08 (a)(b)(c)(d)	20,070	20,070
Florida Department of Management Services
Florida Facilities Pool RB
Series 2007A
2.05%, 07/03/08 (a)(b)(c)(d)	13,615	13,615
Florida Department of Transportation
Turnpike RB
Series 2006A
1.57%, 07/03/08 (a)(b)(c)(d)	15,000	15,000
1.58%, 07/03/08 (a)(b)(c)(d)	7,110	7,110
Turnpike RB
Series 2007A
1.59%, 07/03/08 (a)(b)(c)(d)	41,800	41,800
Turnpike RB
Series 2008A
1.60%, 07/03/08 (a)(c)(d)	4,000	4,000
Florida Development Finance Corp
IDRB (Schmitt Family Partnership)
Series 1999A2
1.73%, 07/02/08 (a)(b)	1,500	1,500
IDRB (Sunshine State Christian Homes)
Series 1999A3
1.58%, 07/02/08 (a)(b)	960	960
IDRB Enterprise Bond Program (Pioneer-Ram)
Series 1998A3
1.73%, 07/02/08 (a)(b)	580	580
Florida HFA
Homeowner Mortgage RB
Series 2006-4
1.70%, 07/03/08 (a)(c)(d)	9,010	9,010
Homeowner Mortgage RB
Series 2007-2
1.62%, 07/03/08 (a)(c)(d)	13,625	13,625
Housing RB (Caribbean Key Apts)
Series 1996F
1.65%, 07/02/08 (a)(b)	300	300
Housing RB (Timberline Apts)
Series 1999P
1.90%, 07/02/08 (a)(b)	5,935	5,935
M/F Housing RB (Cameron Cove Apts)
Series 1985XX
1.58%, 07/02/08 (a)(b)	400	400
M/F Mortgage RB (Clarcona Groves Apts)
Series 2005A
1.66%, 07/02/08 (a)(b)	4,245	4,245
M/F Mortgage RB (Lynn Lake Apts)
Series 2005B1
1.60%, 07/03/08 (a)(b)	20,315	20,315
M/F Mortgage RB (Pinnacle Pointe Apts)
Series 2003N
1.66%, 07/02/08 (a)(b)	2,335	2,335
M/F Mortgage RB (Wexford Apts)
Series 2003P
1.66%, 07/02/08 (a)(b)	7,840	7,840
Florida Higher Educational Facilities Financing Auth
RB (Jacksonville Univ)
Series 2006
1.47%, 07/03/08 (a)(b)	23,200	23,200
RB (St. Thomas Univ Project)
Series 2003
2.50%, 07/01/08 (a)(b)	1,135	1,135
Florida Housing Finance Corp
Homeowner Mortgage RB
Series 2006-4 & 2007-3
1.63%, 07/03/08 (a)(c)(d)	7,290	7,290
Homeowner Mortgage RB
Series 2006-6
1.70%, 07/03/08 (a)(c)(d)	6,125	6,125

14 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

M/F Mortgage RB (Boynton Bay Apts)
Series 2007I
1.63%, 07/03/08 (a)(b)	17,690	17,690
Florida Hurricane Catastrophe Fund Finance Corp
RB
2.47%, 07/03/08 (a)(b)(c)(d)	28,995	28,995
Florida Local Government Finance Commission
Pooled TECP
Series 1994A
0.90%, 07/10/08 (b)	16,098	16,098
Florida State Board of Education
Public Education Capital Outlay Bonds
Series 1999C
1.55%, 07/03/08 (a)(c)(d)	17,720	17,720
Public Education Capital Outlay Bonds
Series 2006B
1.55%, 07/03/08 (a)(b)(c)(d)	48,150	48,150
Public Education Capital Outlay Bonds
Series 2006C
1.55%, 07/03/08 (a)(c)(d)	11,770	11,770
Public Education Capital Outlay Bonds
Series 2003C
1.90%, 07/03/08 (a)(b)(c)(d)	5,600	5,600
Public Education Capital Outlay Bonds
Series 2007B
2.05%, 07/03/08 (a)(b)(c)(d)	11,145	11,145
Gainesville
IDRB (Lifesouth Community Blood Centers)
Series 1999
1.53%, 07/02/08 (a)(b)	4,715	4,715
Utilities System RB
Series 2008B
1.45%, 07/02/08 (a)(c)	7,330	7,330
Greater Orlando Aviation Auth
Airport Facilities Refunding RB
Series 2007A
1.62%, 07/03/08 (a)(b)(c)(d)	33,590	33,590
Hillsborough Cnty Aviation Auth
RB (Tampa International Airport)
Series 2003A
1.60%, 07/03/08 (a)(b)(c)(d)	5,295	5,295
Hillsborough Cnty Educational Facilities Auth
RB (Univ of Tampa)
Series 2000
1.60%, 07/03/08 (a)(b)	4,900	4,900
Hillsborough Cnty HFA
M/F Housing RB (Claymore Crossing Apts)
Series 2005
1.65%, 07/02/08 (a)(b)	1,000	1,000
M/F Housing RB (Lake Kathy Apts)
Series 2005
1.65%, 07/03/08 (a)(b)	5,000	5,000
Hillsborough Cnty IDA
Educational Facilities RB (Berkeley Preparatory School)
Series 1999
1.53%, 07/02/08 (a)(b)	4,135	4,135
RB (Independent Day School)
Series 2000
1.60%, 07/03/08 (a)(b)	600	600
Hillsborough Cnty SD
Sales Tax Refunding RB
Series 2007
1.60%, 07/03/08 (a)(b)(c)(d)	14,365	14,365
Jacksonville
Transportation RB
Series 2008B
1.53%, 07/03/08 (a)(c)	13,500	13,500
Jacksonville Economic Development Commission
Educational Facilities RB (Episcopal High School)
Series 2002
1.55%, 07/02/08 (a)(b)	5,000	5,000
RB (Bolles School)
Series 1999A
1.52%, 07/03/08 (a)(b)	1,100	1,100
Refunding RB (YMCA of Florida First Coast)
Series 2003
1.55%, 07/03/08 (a)(b)	4,440	4,440
Special Facility Airport RB (Holland Sheltair Aviation Group)
Series 2004A1
1.70%, 07/03/08 (a)(b)	3,675	3,675
Jacksonville Health Facilities Auth
Hospital RB
Series 2003A
2.50%, 07/01/08 (a)(b)	1,600	1,600
RB (River Garden/The Coves)
Series 1994
1.52%, 07/03/08 (a)(b)	2,870	2,870
Jacksonville HFA
M/F Housing Refunding RB (St Augustine Apts)
Series 2006
1.56%, 07/02/08 (a)(b)	3,300	3,300
JEA
Electric System RB
Series Three 2008B2
1.54%, 07/02/08 (a)(c)	15,100	15,100
Electric System RB
Series Three 2008C1
1.40%, 07/03/08 (a)(c)	15,000	15,000
Electric System RB
Series Three 2008C2
1.40%, 07/03/08 (a)(c)	15,000	15,000
Electric System RB
Series Three 2008C3
1.40%, 07/03/08 (a)(c)	11,405	11,405
Electric System RB
Series Three 2008D1
1.53%, 07/02/08 (a)(c)	16,300	16,300
Electric System RB
Series Three 2008D2
1.53%, 07/02/08 (a)(c)	15,300	15,300
Electric System Subordinated RB
Series 2008B
1.40%, 07/03/08 (a)(c)	52,475	52,475
Water & Sewer RB
Series 2008 A1
1.40%, 07/02/08 (a)(c)	15,000	15,000
Water & Sewer System RB
Series 2008B
1.45%, 07/02/08 (a)(c)	20,000	20,000
Water & Sewer System Subordinated RB
Series 2008B1
1.54%, 07/02/08 (a)(c)	10,200	10,200
Lake Shore Hospital Auth
Health Facility RB (Lake Shore Hospital)
Series 1991
1.53%, 07/03/08 (a)(b)	2,700	2,700

See financial notes 15

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Manatee Cnty HFA
M/F Housing RB (La Mirada Gardens)
Series 2002A
1.66%, 07/03/08 (a)(b)	4,000	4,000
M/F Housing RB (Sabal Palm Harbor Apts)
Series 2000A
1.75%, 07/02/08 (a)(b)	4,200	4,200
Miami-Dade Cnty
Airport RB (Hub of the Americas)
Series 2007A
1.61%, 07/03/08 (a)(b)(c)(d)	59,490	59,490
Aviation RB (Miami International Airport)
Series 2007A
1.60%, 07/03/08 (a)(b)(c)(d)	7,625	7,625
Refunding RB
Series 2007C
1.86%, 07/02/08 (a)(b)(c)(d)	6,395	6,395
1.68%, 07/03/08 (a)(b)(c)(d)	9,500	9,500
Refunding RB
Series 2007C&D
1.60%, 07/03/08 (a)(b)(c)(d)	37,065	37,065
Miami-Dade Cnty Expressway Auth
Toll System RB
Series 2006
1.59%, 07/03/08 (a)(b)(c)(d)	14,435	14,435
Miami-Dade Cnty IDA
IDRB (Airbus Service Co)
Series 1998A
1.68%, 07/03/08 (a)(b)	80	80
IDRB (Tarmac America)
Series 2004
1.70%, 07/03/08 (a)(b)	12,600	12,600
Miami-Dade Cnty SD
TAN
Series 2007
3.40%, 10/03/08	45,000	45,067
North Broward Hospital District
Refunding RB
Series 2005A
1.47%, 07/03/08 (a)(b)	10,000	10,000
Ocean Highway & Port Auth
RB
Series 1990
1.75%, 07/02/08 (a)(b)	8,700	8,700
Okeechobee Cnty
Exempt Facility RB (Okeechobee Landfill)
Series 1999
1.60%, 07/03/08 (a)(b)	15,000	15,000
Orange Cnty Educational Facilities Auth
Educational Facilities Refunding RB (Rollins College)
Series 2008
1.55%, 07/03/08 (a)(b)	3,625	3,625
Orange Cnty Health Facilities Auth
Hospital RB (Orlando Regional Healthcare System)
Series 2008E
1.53%, 07/02/08 (a)(b)	5,500	5,500
Hospital RB (Orlando Regional Healthcare System)
Series 2008F
1.50%, 07/02/08 (a)(b)	5,550	5,550
Hospital RB (Orlando Regional Healthcare System)
Series 2008G
1.40%, 07/02/08 (a)(b)	3,000	3,000
RB (Presbyterian Retirement Communities)
Series 2006A
1.60%, 07/03/08 (a)(b)	32,195	32,195
RB (Presbyterian Retirement Communities)
Series 2006B
1.60%, 07/03/08 (a)(b)	23,830	23,830
Orange Cnty Health Finance Auth
Refunding Program RB (Pooled Hospital Loan)
Series 1985
1.72%, 08/14/08 (b)	19,000	19,000
Orange Cnty HFA
M/F Housing RB (Alta Westgate Apts)
Series 2005C
1.60%, 07/02/08 (a)(b)	6,920	6,920
M/F Housing RB (Windsor Pines)
Series 2000E
1.75%, 07/02/08 (a)(b)	1,460	1,460
Orange Cnty IDA
IDRB (Central Florida YMCA)
Series 2002A
1.57%, 07/03/08 (a)(b)	3,850	3,850
IDRB (Central Florida YMCA)
Series 2005
1.55%, 07/03/08 (a)(b)	5,120	5,120
Orange Cnty School Board
COP
Series 2006A
1.58%, 07/03/08 (a)(b)(c)(d)	26,350	26,350
COP
Series 2008B
1.51%, 07/03/08 (a)(b)(c)	10,000	10,000
Orlando Utilities Commission
Water & Electric RB
Series 2002B
1.52%, 07/02/08 (a)(c)	22,300	22,300
Orlando-Orange Cnty Expressway Auth
RB
Series 2007A
1.55%, 07/03/08 (a)(b)(c)(d)	28,695	28,695
1.61%, 07/03/08 (a)(b)(c)(d)(g)	50,000	50,000
1.61%, 07/03/08 (a)(b)(c)(d)	20,000	20,000
Palm Beach Cnty
Airport RB (Galaxy Aviation)
Series 2000A
1.70%, 07/02/08 (a)(b)	6,785	6,785
RB (Norton Gallery & School of Art)
Series 1995
1.63%, 07/02/08 (a)(b)	2,500	2,500
Palm Beach Cnty HFA
M/F Housing Refunding RB (Emerald Bay Club Apts)
Series 2004
1.58%, 07/03/08 (a)(b)	7,000	7,000
M/F Housing Refunding RB (Spinnaker Landing Apts)
Series 1998
1.65%, 07/03/08 (a)(b)	2,445	2,445
Palm Beach Cnty School Board
TAN
Series 2007
3.44%, 09/24/08	50,000	50,064

16 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Palm Coast
Utility System RB
Series 2007
1.58%, 07/03/08 (a)(b)(c)(d)	2,160	2,160
Pinellas Cnty Health Facilities Auth
Refunding RB (Bayfront Hospital)
Series 2004
2.50%, 07/01/08 (a)(b)	3,775	3,775
Pinellas Cnty HFA
M/F Housing RB (Greenwood Apts)
Series 2002A
1.70%, 07/03/08 (a)(b)	3,440	3,440
Pinellas Cnty Industry Council
RB (Operation Par)
Series 1999
1.57%, 07/03/08 (a)(b)	3,315	3,315
Sarasota Cnty
RB (Sarasota Family YMCA)
Series 1999
1.50%, 07/03/08 (a)(b)	440	440
Seminole Cnty IDA
IDRB (Amrhein Family LP)
Series 2001
1.68%, 07/02/08 (a)(b)	3,795	3,795
South Florida Water Management District
COP
Series 2006
1.81%, 07/03/08 (a)(b)(c)(d)	22,110	22,110
South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida)
Series 2007
1.55%, 07/03/08 (a)(c)(d)	5,375	5,375
1.60%, 07/03/08 (a)(c)(d)	1,550	1,550
1.60%, 07/03/08 (a)(c)(d)	47,245	47,245
St. Johns Cnty
Water & Sewer Refunding RB
Series 2006
1.56%, 07/03/08 (a)(b)(c)(d)	10,970	10,970
Tallahassee
Energy System RB
Series 2007
1.80%, 07/03/08 (a)(b)(c)(d)	9,900	9,900
1.80%, 07/03/08 (a)(b)(c)(d)	24,750	24,750
Tallahassee Consolidated Utility Systems
Utility Systems RB
Series 2007
1.55%, 07/03/08 (a)(c)(d)	6,795	6,795
Tampa Bay Water Auth
Utility System RB
Series 2002
1.70%, 07/03/08 (a)(b)	4,000	4,000
Utility System RB
Series 2008
1.55%, 07/03/08 (a)(c)(d)	25,785	25,785
Utility System Refunding & Improvement RB
Series 2005
1.58%, 07/03/08 (a)(b)(c)(d)	18,580	18,580
Tohopekaliga Water Auth
Utility System RB
Series 2007
1.60%, 07/03/08 (a)(b)	13,000	13,000
Volusia Cnty
Tourist Development Tax RB
Series 2004
1.57%, 07/03/08 (a)(b)(c)(d)	14,440	14,440
Winter Haven
Utility System Improvement & Refunding RB
Series 2005
1.57%, 07/03/08 (a)(b)(c)(d)	8,130	8,130

		1,656,226

Georgia 2.9%
Atlanta
Airport Passenger Facility Charge & Subordinate Lien General RB
Series 2004C
1.65%, 07/03/08 (a)(b)(c)(d)	5,125	5,125
Subordinate Lien Tax Allocation Bonds (Atlantic Station)
Series 2006
1.47%, 07/03/08 (a)(b)	40,000	40,000
Water & Wastewater RB
Series 2004
1.77%, 07/02/08 (a)(b)(c)(d)	9,000	9,000
Water & Wastewater Revenue CP
Series 2006-1
2.90%, 09/10/08 (b)	4,000	4,000
Atlanta Development Auth
Student Housing Facilities RB (Piedmont/Ellis)
Series 2005A
1.57%, 07/03/08 (a)(b)(c)(d)	24,265	24,265
Atlanta Urban Residential Finance Auth
M/F Housing RB (Alta Coventry Station Apts)
Series 2007
1.63%, 07/03/08 (a)(b)	16,000	16,000
M/F Housing RB (Capitol Gateway Apts Phase I)
Series 2005
1.64%, 07/03/08 (a)(b)	4,125	4,125
M/F Housing RB (Delmonte/Brownlee Court)
Series 2001A
1.68%, 07/02/08 (a)(b)	4,420	4,420
M/F Housing RB (Lindbergh City Center Apts)
Series 2004
1.61%, 07/03/08 (a)(b)	5,000	5,000
M/F Housing RB (M St Apts)
Series 2003
1.61%, 07/03/08 (a)(b)	7,000	7,000
M/F Housing RB (Peaks at West Atlanta Apts)
Series 2001
1.68%, 07/02/08 (a)(b)	4,600	4,600
M/F Sr Housing RB (Big Bethel Village)
Series 2001
1.68%, 07/02/08 (a)(b)	4,355	4,355
Augusta Housing Auth
M/F Housing RB (G-Hope)
Series 2001
1.68%, 07/02/08 (a)(b)	3,485	3,485
Clarke Cnty Hospital Auth
Revenue Certificates (Athens Regional Medical Center)
Series 2007
1.57%, 07/03/08 (a)(b)(c)(d)	33,560	33,560

See financial notes 17

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Clayton Cnty Housing Auth
M/F Housing RB (Hyde Park Club Apts)
Series 1997
1.66%, 07/02/08 (a)(b)	11,495	11,495
Cobb Cnty Housing Auth
M/F Housing RB (Walton Green Apts)
Series 1995
1.60%, 07/03/08 (a)(b)	13,500	13,500
M/F Housing RB (Woodchase Village Apts)
Series 2003
1.69%, 07/03/08 (a)(b)	4,000	4,000
Columbus Development Auth
RB (Foundation Properties)
Series 2002
1.80%, 07/03/08 (a)(b)	10,895	10,895
Columbus Housing Auth
M/F Housing RB (Eagles Trace Apts)
Series 2002
1.68%, 07/02/08 (a)(b)	5,900	5,900
Dalton Development Auth
Revenue Certificates (Hamilton Health Care System)
Series 2003B
1.55%, 07/03/08 (a)(b)	5,245	5,245
DeKalb Cnty
Water & Sewerage RB
Series 2006A
1.57%, 07/03/08 (a)(b)(c)(d)	9,955	9,955
DeKalb Cnty Development Auth
RB (Arbor Montessori School)
Series 1998
1.53%, 07/02/08 (a)(b)	1,000	1,000
DeKalb Cnty Housing Auth
M/F Housing RB (Brittany Apts)
Series 2001
1.65%, 07/03/08 (a)(b)	7,200	7,200
M/F Housing RB (Mountain Crest Apts)
Series 2002
1.68%, 07/02/08 (a)(b)	7,525	7,525
M/F Housing RB (Wesley Club Apts)
Series 2002
1.68%, 07/02/08 (a)(b)	5,700	5,700
Dekalb Private Hospital Auth
Refunding Revenue Anticipation Certificates (Children’s Healthcare of Atlanta)
Series 2008B
1.52%, 07/02/08 (a)	5,000	5,000
Fulton Cnty
Water & Sewerage RB
Series 2004
1.57%, 07/03/08 (a)(b)(c)(d)	13,025	13,025
Fulton Cnty Development Auth
RB (Atlanta International School)
Series 1997
1.53%, 07/02/08 (a)(b)	2,000	2,000
RB (Pace Academy)
Series 2008
1.55%, 07/03/08 (a)(b)	4,500	4,500
Refunding RB (Georgia Tech Facilities)
Series 2008A
1.70%, 07/02/08 (a)(b)	3,500	3,500
Refunding RB (Georgia Tech Facilities)
Series 2008B
1.70%, 07/02/08 (a)(b)	3,500	3,500
Fulton Cnty Housing Auth
M/F Housing RB (Walton Lakes Apts)
Series 2008A
1.53%, 07/02/08 (a)(b)	6,400	6,400
Georgia
GO Bonds
Series 2007E
1.57%, 07/03/08 (a)(c)(d)	8,755	8,755
GO Refunding Bonds
Series 2007
1.55%, 07/03/08 (a)(c)(d)	8,095	8,095
Georgia HFA
S/F Mortgage Bonds
Series 2007C
1.70%, 07/03/08 (a)(c)(d)	5,840	5,840
Gwinnett Cnty Development Auth
COP (Gwinnett Cnty Public Schools)
Series 2006
1.54%, 07/03/08 (a)(b)(c)(d)	60,560	60,560
Jefferson Cnty Development Auth
IDRB (Grove River Mills)
Series 1997
1.62%, 07/03/08 (a)(b)	600	600
Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts)
Series 2002
1.65%, 07/03/08 (a)(b)	7,600	7,600
Lowndes Cnty Development Auth
M/F Housing RB (FMPH Valdosta)
Series 1999
1.68%, 07/02/08 (a)(b)	4,390	4,390
Macon-Bibb Cnty Hospital Auth
Revenue Anticipation Certificates (Medical Center of Central Georgia)
Series 1998
1.53%, 07/02/08 (a)(b)	4,000	4,000
Marietta Housing Auth
M/F Housing RB (Walton Village Apts)
Series 2005
1.59%, 07/03/08 (a)(b)	14,300	14,300
Metro Atlanta Rapid Transit Auth
Sales Tax Refunding RB (Third Indenture)
Series 2007B
1.60%, 07/03/08 (a)(b)(c)(d)	24,805	24,805
Miller Cnty Development Auth
IDRB (Birdsong Corp)
Series 2000
1.68%, 07/02/08 (a)(b)	2,000	2,000
Pooler Development Auth
M/F Housing RB (Alta Towne Lake Apts)
Series 2005
1.70%, 07/03/08 (a)(b)	19,500	19,500
Private Colleges & Universities Auth
RB (Emory Univ)
Series 2005C3
1.51%, 07/03/08 (a)	1,500	1,500
RB (Emory Univ)
Series 2005C4
1.51%, 07/03/08 (a)	1,500	1,500
RB (Emory Univ)
Series 2008C
1.55%, 07/03/08 (a)(c)(d)	3,840	3,840

18 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Savannah Economic Development Auth
Exempt Facility RB (Georgia Kaolin Terminal)
Series 1997
1.70%, 07/03/08 (a)(b)	6,000	6,000
Exempt Facility RB (Home Depot)
Series 1995B
1.67%, 07/02/08 (a)(b)	11,150	11,150
Savannah Housing Auth
M/F Housing RB (Live Oak Plantation Apts)
Series 2001A1
1.68%, 07/02/08 (a)(b)	2,500	2,500
Summerville Development Auth
Exempt Facility RB (Image Industries)
Series 1997
1.64%, 07/03/08 (a)(b)	11,000	11,000
Walton Cnty Development Auth
RB (Tucker Door & Trim Corp)
Series 2000
1.78%, 07/02/08 (a)(b)	2,000	2,000
Webster Cnty IDA
IDRB (Tolleson Lumber Co)
Series 1999
1.62%, 07/03/08 (a)(b)	4,000	4,000
Winder-Barrow Industrial Building Auth
IDRB (Progress Container Corp)
Series 2000
1.68%, 07/02/08 (a)(b)	1,765	1,765
Worth Cnty
Refunding IDRB (Seabrook Peanut Co)
Series 1996B
1.68%, 07/02/08 (a)(b)	1,300	1,300

		492,275

Hawaii 0.3%
Honolulu Board of Water Supply
Water System RB
Series 2006A
1.57%, 07/03/08 (a)(b)(c)(d)	7,000	7,000
Honolulu City & Cnty
GO Bonds
Series 2003A
1.81%, 07/03/08 (a)(b)(c)(d)	14,995	14,995
Wastewater System RB (First Bond Resolution) Sr
Series 2007A
2.05%, 07/03/08 (a)(b)(c)(d)	9,340	9,340
Wastewater System RB (Second Bond Resolution) Jr
Series 2008A
1.60%, 07/03/08 (a)(b)(c)(d)	8,500	8,500
Wastewater System RB Sr
Series 2005A
1.59%, 07/03/08 (a)(b)(c)(d)	5,845	5,845

		45,680

Idaho 0.3%
Idaho
TAN
Series 2008
1.72%, 06/30/09 (f)	40,000	40,502
Idaho State Univ Foundation
RB (LE & Thelma E. Stephens Performing Arts Center)
Series 2001
1.55%, 07/03/08 (a)(b)	1,965	1,965

		42,467

Illinois 7.0%
Aurora
Collateralized S/F Mortgage RB
Series 2007D1
1.62%, 07/03/08 (a)(b)(c)(d)	10,745	10,745
Carol Stream
M/F Housing Refunding RB (St Charles Square)
Series 1997
1.64%, 07/02/08 (a)(b)	4,415	4,415
Chicago
General Airport Third Lien RB (Chicago O’Hare International Airport)
Series 2005A
1.58%, 07/03/08 (a)(b)(c)(d)	20,425	20,425
1.58%, 07/03/08 (a)(b)(c)(d)	2,285	2,285
General Airport Third Lien RB (Chicago O’Hare International Airport)
Series 2008A
1.58%, 07/03/08 (a)(b)(c)(d)	10,135	10,135
1.58%, 07/03/08 (a)(b)(c)(d)	6,000	6,000
General Airport Third Lien Refunding RB (Chicago O’Hare International Airport)
Series 2003A2
1.68%, 07/03/08 (a)(b)(c)(d)	15,695	15,695
GO Bonds Project & Refunding
Series 2007A
1.59%, 07/03/08 (a)(b)(c)(d)	33,000	33,000
GO Bonds
Series 2007G
2.05%, 07/03/08 (a)(b)(c)(d)	13,775	13,775
GO Project & Refunding Bonds
Series 2006A
1.63%, 07/03/08 (a)(b)(c)(d)	30,495	30,495
GO Tender Notes
Series 2008
1.05%, 02/05/09 (b)	40,425	40,425
Limited Tax Bonds (Lakefront Millennium Parking Facilities)
Series 1998
1.53%, 07/03/08 (a)(b)(c)(d)	22,720	22,720
Refunding GO Bonds
Series 2008A
1.55%, 07/03/08 (a)(c)(d)	3,625	3,625
S/F Mortgage RB
Series 20072A
1.68%, 07/03/08 (a)(b)(c)(d)	17,960	17,960
Second Lien Wastewater Transmission Refunding RB
Series 2006A&B
1.56%, 07/03/08 (a)(b)(c)(d)	11,385	11,385
Second Lien Water Revenue Project & Refunding Bonds
Series 2008
1.58%, 07/03/08 (a)(b)(c)(d)	20,090	20,090
Special Facilities RB (O’Hare Tech Center II)
Series 2002
1.70%, 07/03/08 (a)(b)	15,500	15,500

See financial notes 19

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Sr Lien Water RB
Series 2000
1.55%, 07/03/08 (a)(c)(d)	11,970	11,970
Chicago Board of Education
Unlimited Tax GO Bonds (Dedicated Tax Revenues)
Series 1998B1 &
Series 1999A
1.58%, 07/03/08 (a)(b)(c)(d)	8,610	8,610
Community Unit SD #304
GO School Bonds
Series 2007A
1.65%, 07/03/08 (a)(b)(c)(d)	4,940	4,940
Dupage Cnty
RB (Morton Arboretum)
Series 2003
1.55%, 07/03/08 (a)(b)	24,050	24,050
East Dundee, Kane & Cook Counties
IDRB (Otto Engineering)
Series 1998
1.70%, 07/03/08 (a)(b)	1,330	1,330
Hampshire
IDRB (Poli-Film America)
Series 1998A
1.72%, 07/03/08 (a)(b)	2,000	2,000
Illinois
GO Bonds First
Series 2000
1.61%, 07/03/08 (a)(b)(c)(d)	8,995	8,995
1.90%, 07/03/08 (a)(b)(c)(d)	19,575	19,575
GO Bonds First
Series 2001
1.57%, 07/03/08 (a)(b)(c)(d)	10,015	10,015
GO Bonds First
Series 2002
1.61%, 07/03/08 (a)(b)(c)(d)	13,425	13,425
1.90%, 07/03/08 (a)(b)(c)(d)	12,375	12,375
GO Bonds
Series 2000
1.58%, 07/03/08 (a)(b)(c)(d)	3,370	3,370
GO Bonds
Series 2003
2.14%, 07/03/08 (a)(b)(c)(d)	22,500	22,500
GO Bonds
Series 2004A
1.70%, 07/01/08 (a)(b)(c)(d)	40,300	40,300
GO Bonds
Series 2006
1.55%, 07/03/08 (a)(c)(d)	845	845
1.60%, 07/03/08 (a)(c)(d)	1,745	1,745
GO Bonds
Series 2008
1.55%, 07/03/08 (a)(c)(d)	4,590	4,590
Illinois Educational Facilities Auth
RB (Northwestern Univ)
Series 2003
1.60%, 07/03/08 (a)(c)(d)	14,020	14,020
Illinois Finance Auth
CP Revenue Notes (DePaul Univ Financing Program)
1.64%, 09/05/08 (b)	9,000	9,000
Economic Development RB (Korex Corp)
Series 1990
1.65%, 07/03/08 (a)(b)	4,000	4,000
Gas Supply Refunding RB (People’s Gas)
Series 2003E
1.64%, 07/03/08 (a)(b)(c)(d)	14,995	14,995
IDRB (Arc-Tronics)
Series 1999
1.70%, 07/02/08 (a)(b)	1,180	1,180
IDRB (Camcraft Inc)
Series 1993
1.74%, 07/02/08 (a)(b)	1,200	1,200
IDRB (Radiological Society of North America)
Series 1997
1.80%, 07/03/08 (a)(b)	2,430	2,430
Qualified Residential Rental Bonds (River Oaks)
Series 1989
1.72%, 07/02/08 (a)(b)	32,000	32,000
RB (Elmhurst Memorial Healthcare)
Series 2008D
1.52%, 07/02/08 (a)(b)	8,600	8,600
RB (Elmhurst Memorial Healthcare)
Series 2008E
1.52%, 07/02/08 (a)(b)	4,500	4,500
RB (Advocate Health Care Network)
Series 2008A1
1.90%, 01/15/09	10,000	10,000
RB (Advocate Health Care Network)
Series 2008C2A
1.54%, 07/02/08 (a)(c)	12,500	12,500
RB (Advocate Health Care Network)
Series 2008C3B
1.54%, 07/02/08 (a)(c)	7,325	7,325
RB (Aurora Central Catholic High School)
Series 1994
1.79%, 07/02/08 (a)(b)	1,000	1,000
RB (Catholic Charities Housing Development Corp)
Series 1993A
1.69%, 07/02/08 (a)(b)	9,160	9,160
RB (Catholic Charities Housing Development Corp)
Series 1993B
1.69%, 07/02/08 (a)(b)	910	910
RB (Erikson Institute)
Series 2007
1.55%, 07/03/08 (a)(b)	6,000	6,000
RB (Francis W. Parker School)
Series 1999
1.50%, 07/02/08 (a)(b)	2,355	2,355
RB (Illinois Wesleyan Univ)
Series 2008
1.50%, 07/03/08 (a)(b)	5,050	5,050
RB (Lake Forest Academy)
Series 1994
1.54%, 07/02/08 (a)(b)	4,000	4,000
RB (Northwestern Univ)
Series 2006
1.55%, 07/03/08 (a)(c)(d)	3,100	3,100
RB (Northwestern Univ)
Series 2008A
1.40%, 07/02/08 (a)	7,000	7,000
RB (Perspectives Charter School)
Series 2003
1.55%, 07/03/08 (a)(b)	5,300	5,300
RB (Resurrection Health Care)
Series 2005C
1.50%, 07/03/08 (a)(b)	20,200	20,200

20 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Richard H. Driehaus Museum)
Series 2005
1.54%, 07/02/08 (a)(b)	3,800	3,800
RB (Riverside Health System)
Series 2004
1.50%, 07/02/08 (a)(b)	11,245	11,245
RB (St Ignatius College Prep)
Series 2002
1.57%, 07/02/08 (a)(b)	2,800	2,800
RB (Univ of Chicago)
Series 2007
1.55%, 07/03/08 (a)(c)(d)	5,145	5,145
RB (Univ of Chicago)
Series 2008
1.40%, 07/03/08 (a)(c)	25,614	25,614
RB
Series 2007A1
1.60%, 07/03/08 (a)(c)	11,000	11,000
RB
Series 2007A3
1.60%, 07/03/08 (a)(c)	11,500	11,500
RB
Series 2008A (Little Company of Mary Hospital & Health Care Centers)
1.45%, 07/03/08 (a)(b)	5,000	5,000
Refunding RB (Edward Hospital Obligated Group)
Series 2008B2
1.50%, 07/02/08 (a)(b)	5,000	5,000
Refunding RB (Swedish Covenant Hospital)
Series 2008A
1.45%, 07/02/08 (a)(b)	22,500	22,500
Residential Rental RB (FC Harris Pavilion)
Series 1994
1.85%, 07/02/08 (a)(b)	12,460	12,460
Illinois Housing Development Auth
Homeowner Mortgage RB
Series 2007H2
3.48%, 10/01/08	11,685	11,685
M/F Mortgage Refunding RB (Hyde Park Tower Apts)
Series 2000A
1.70%, 07/02/08 (a)(b)	4,500	4,500
Illinois Toll Highway Auth
Toll Highway Sr Priority RB
Series 2006A1
1.77%, 07/02/08 (a)(b)(c)(d)	13,000	13,000
Toll Highway Sr Refunding RB
Series 2008A1
1.51%, 07/03/08 (a)(b)(c)	8,000	8,000
Toll Highway Sr Refunding RB
Series 2008A2
1.57%, 07/03/08 (a)(b)(c)	8,000	8,000
Lombard
Refunding IDRB (B&H Partnership)
Series 1995
1.95%, 07/03/08 (a)(b)	1,850	1,850
Metropolitan Pier & Exposition Auth
Bonds (McCormick Place Expansion)
Series 2002A
1.56%, 07/03/08 (a)(b)(c)(d)	10,330	10,330
1.58%, 07/03/08 (a)(b)(c)(d)	6,210	6,210
1.58%, 07/03/08 (a)(b)(c)(d)	6,455	6,455
1.60%, 07/03/08 (a)(b)(c)(d)	5,000	5,000
1.60%, 07/03/08 (a)(b)(c)(d)	2,870	2,870
1.81%, 07/03/08 (a)(b)(c)(d)	6,590	6,590
1.90%, 07/03/08 (a)(b)(c)(d)	10,820	10,820
Refunding Bonds (McCormick Place Expansion)
Series 1999AC
1.61%, 07/03/08 (a)(b)(c)(d)	9,790	9,790
Refunding Bonds (McCormick Place Expansion)
Series 2002B
2.61%, 07/02/08 (a)(b)(c)(d)	18,490	18,490
Metropolitan Water Reclamation District of Greater Chicago
GO Refunding Bonds Unlimited Tax
Series 2007B & Limited Tax
Series 2007C
1.55%, 07/03/08 (a)(c)(d)	44,215	44,215
Limited Tax Refunding GO Bonds
Series 2007C
1.55%, 07/03/08 (a)(c)(d)	1,825	1,825
Unlimited Tax GO Bonds
Series May 2006
1.60%, 07/03/08 (a)(c)(d)	7,180	7,180
Unlimited Tax GO Refunding Bonds
Series 2006
1.57%, 07/03/08 (a)(b)(c)(d)	30,830	30,830
Montgomery Special Service Area #10
Special Tax Bonds (Blackberry Crossing West)
Series 2004
1.56%, 07/02/08 (a)(b)	5,400	5,400
Palatine
Special Facility RB (Little City for Community Development)
Series 1998
1.54%, 07/02/08 (a)(b)	5,000	5,000
Regional Transportation Auth
GO Bonds
Series 2001A
1.56%, 07/03/08 (a)(b)(c)(d)	36,515	36,515
GO Bonds
Series 2003A
2.05%, 07/03/08 (a)(b)(c)(d)	52,393	52,393
GO Bonds
Series 2005A
1.59%, 07/03/08 (a)(b)(c)(d)	28,950	28,950
GO Refunding Bonds
Series 1999
1.61%, 07/03/08 (a)(b)(c)(d)	12,055	12,055
1.61%, 07/03/08 (a)(b)(c)(d)	9,730	9,730
Rockford
IDRB (Rockford Industrial Welding Supply)
Series 1996
2.55%, 07/03/08 (a)(b)	2,000	2,000
Schaumburg
GO Bonds
Series 2004B
1.60%, 07/03/08 (a)(b)(c)(d)	18,675	18,675
Southwestern Illinois Development Auth
Refunding IDRB (Holten Meat)
Series 2004
1.75%, 07/03/08 (a)(b)	6,860	6,860
Springfield
Sr Lien Electric RB
Series 2006
1.57%, 07/03/08 (a)(b)(c)(d)	4,950	4,950

See financial notes 21

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Univ of Illinois
Auxiliary Facilities RB
Series 1999A
1.61%, 07/02/08 (a)(b)(c)(d)	3,500	3,500
Village of Western Springs
Special Assessment Bonds (Timber Trails)
Series 2006
1.55%, 07/02/08 (a)(b)	14,824	14,824
Will Cnty Community HSD No. 210
GO Bonds
Series 2006
1.60%, 07/03/08 (a)(b)(c)(d)	5,030	5,030
Will-Kankakee Regional Development Auth
IDRB (Toltec Steel Services)
Series 2002
1.70%, 07/03/08 (a)(b)	5,630	5,630
Woodridge
M/F Housing Refunding RB (Hinsdale Lake Terrace Apts)
Series 1990
1.60%, 07/04/08 (a)(b)(c)	20,760	20,760
Yorkville
IDRB (FE Wheaton & Co)
Series 1996
2.55%, 07/03/08 (a)(b)	950	950

		1,212,061

Indiana 2.2%
Boone Cnty Hospital Association
Lease Refunding RB
Series 2005
1.58%, 07/03/08 (a)(b)(c)(d)	2,950	2,950
Dyer Redevelopment Auth
Economic Development Lease Rental Refunding Bonds of 2005
1.58%, 07/03/08 (a)(b)(c)(d)	1,500	1,500
Elkhart Cnty
Economic Development RB (West Plains Apts)
Series 1998A
1.79%, 07/02/08 (a)(b)	1,640	1,640
Indiana Development Finance Auth
IDRB (Big Sky Park)
Series 1999
1.70%, 07/03/08 (a)(b)	3,600	3,600
Indiana Finance Auth
Environmental RB (PSI Energy Inc)
Series 2005B
1.66%, 07/02/08 (a)(b)	10,500	10,500
Health System Refunding RB (Sisters of St. Francis Health Services Inc Obligated Group)
Series 2008A
1.40%, 07/03/08 (a)(b)	17,865	17,865
Highway Refunding RB
Series 2007A
1.57%, 07/03/08 (a)(b)(c)(d)	14,435	14,435
Lease Appropriation Bonds (Stadium Project)
Series 2005A1
1.50%, 07/03/08 (a)(c)	23,000	23,000
Lease Appropriation Bonds (Stadium Project)
Series 2005A2
1.40%, 07/03/08 (a)(c)	17,500	17,500
Lease Appropriation Bonds (Stadium Project)
Series 2007A1
1.60%, 07/02/08 (a)(c)	24,000	24,000
Refunding RB (Sisters of St. Francis Health Services Inc Obligated Group)
Series 2008B
1.52%, 07/03/08 (a)(b)	10,900	10,900
State Revolving Fund Program
Series 2006B
1.58%, 07/03/08 (a)(c)(d)	5,630	5,630
Indiana Health & Educational Facility Financing Auth
Health System Refunding RB (Sisters of St. Francis Health Services Inc Obligated Group)
Series 2006C
1.52%, 07/02/08 (a)(b)(c)	2,500	2,500
RB (Clarian Health Obligated Group)
Series 2005A
1.40%, 07/02/08 (a)(b)(c)	10,000	10,000
RB (Clarian Health Obligated Group)
Series 2005B
1.52%, 07/02/08 (a)(b)(c)	10,000	10,000
Indiana Health Facility Financing Auth
RB (Ascension Health)
Series 2008 E
1.75%, 05/01/09	32,700	32,700
RB (Ascension Health)
Series 2008 E6
1.75%, 04/01/09	5,000	5,000
Indiana HFA
S/F Mortgage RB
Series 2004B2 & 2005C2
1.80%, 07/03/08 (a)(c)(d)	4,660	4,660
Indiana Municipal Power Agency
Power Supply System RB
Series 2006A
4.00%, 07/03/08 (a)(b)(c)(d)	7,000	7,000
Indianapolis
M/F Housing RB (Nora Pines Apts)
Series 2001
1.65%, 07/03/08 (a)(b)	9,275	9,275
Indianapolis Airport Auth
Subordinate CP Notes
Series 2007
1.68%, 07/15/08 (b)	32,000	32,000
Subordinate TECP Notes
2.30%, 07/01/08 (b)	17,000	17,000
Indianapolis Local Public Improvement Bond Bank
Airport Bonds
Series 2008C2
1.85%, 07/03/08 (a)(b)(c)	12,500	12,500
Airport Bonds
Series 2008C3
1.85%, 07/02/08 (a)(b)(c)	12,500	12,500
Bonds (Indianapolis Airport Auth)
Series 2008C1
1.85%, 07/03/08 (a)(b)(c)	12,500	12,500
Bonds (Waterworks)
Series 2006A
3.05%, 07/03/08 (a)(b)(c)(d)	4,245	4,245
RB (Indianapolis Airport Auth)
Series 2004I
1.60%, 07/03/08 (a)(b)(c)(d)	11,295	11,295

22 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

IPS Multi-School Building Corp
First Mortgage Refunding Bonds
Series 2007
2.55%, 07/03/08 (a)(b)(c)(d)	13,235	13,235
Lawrenceburg
Pollution Control Refunding RB (Indiana Michigan Power Co)
Series H
1.57%, 07/03/08 (a)(b)	15,900	15,900
St Joseph Cnty
Economic Development RB (Corby Apts)
Series 1997B
1.67%, 07/02/08 (a)(b)	3,265	3,265
Economic Development RB (Pin Oaks Apts)
Series 1997A
1.67%, 07/02/08 (a)(b)	1,000	1,000
Economic Development RB (Western Manor Apts)
Series 1997C
1.67%, 07/02/08 (a)(b)	2,130	2,130
RB (Univ of Notre Dame du Lac)
Series 2007
1.25%, 07/03/08 (a)(c)	16,000	16,000
Vigo Cnty
Economic Development RB (Sisters of Providence)
Series 2001
1.67%, 07/03/08 (a)(b)	3,500	3,500
Wayne Township School Building Corp
First Mortgage Refunding Bonds
Series 2006
1.57%, 07/03/08 (a)(b)(c)(d)	5,125	5,125

		376,850

Iowa 0.5%
Des Moines Metropolitan Wastewater Reclamation Auth
Sewer RB
Series 2004B
1.58%, 07/03/08 (a)(b)(c)(d)	6,455	6,455
Iowa Finance Auth
M/F Housing RB (Country Club Village)
Series 2006
1.70%, 07/03/08 (a)(b)	11,370	11,370
Iowa Higher Education Loan Auth
Private College Facility RB (Graceland Univ)
Series 2003
1.55%, 07/03/08 (a)(b)	2,000	2,000
Iowa School Corp
Cash Anticipation Program Warrant Certificates
Series 2007-2008B
2.65%, 01/23/09 (b)	10,500	10,563
Cash Anticipation Program Warrant Certificates
Series 2008-2009A
1.75%, 06/25/09 (b)	50,000	50,846

		81,234

Kansas 0.1%
Kansas Development Finance Auth
M/F Housing RB (Saddlewood Apts)
Series 2004M
1.65%, 07/03/08 (a)(b)	7,600	7,600
Sedgwick & Shawnee Counties
S/F Mortgage RB
Series 2007A2
1.96%, 07/02/08 (a)(c)(d)	10,235	10,235

		17,835

Kentucky 0.7%
Boyle Cnty
Hospital RB (Ephraim McDowell Health)
Series 2006
1.54%, 07/03/08 (a)(b)	8,500	8,500
Elizabethtown
IDRB (ALTEC)
Series 1997
1.62%, 07/02/08 (a)(b)	3,000	3,000
Jefferson Cnty
M/F Housing Refunding RB (Camden Brookside Apts)
Series 2002
1.57%, 07/03/08 (a)(b)	8,900	8,900
Kentucky Asset/Liability Commission
Project Notes (2005 General Fund) Second
Series A1 & A2
1.67%, 10/06/08 (c)	35,000	35,000
1.65%, 10/08/08 (c)	4,000	4,000
Kentucky Higher Ed Student Loan Corp
RB Sr
Series 2008A1
1.80%, 07/02/08 (a)(b)	28,000	28,000
Kentucky Housing Corp
RB
Series 2002A
1.96%, 07/02/08 (a)(c)(d)	2,350	2,350
Kentucky State Property & Buildings Commission
Refunding RB Project No.84
1.56%, 07/03/08 (a)(b)(c)(d)	24,780	24,780
Louisville & Jefferson Cnty Metro Sewer District
Sewage & Drainage System RB
Series 1999A
1.62%, 07/03/08 (a)(b)(c)(d)	5,600	5,600
Richmond
IDRB (Mikron)
Series 1995
1.70%, 07/02/08 (a)(b)	1,250	1,250

		121,380

Louisiana 1.6%
East Baton Rouge
Pollution Control Refunding RB
2.22%, 07/01/08 (a)	1,000	1,000
Road & Street Improvement Sales Tax Refunding RB
Series 2008A
1.54%, 07/02/08 (a)(b)	5,000	5,000
Jefferson Sales Tax District
RB
Series 2007
1.56%, 07/03/08 (a)(b)(c)(d)	10,000	10,000
Special Sales Tax RB
Series 2005
1.58%, 07/03/08 (a)(b)(c)(d)	1,280	1,280

See financial notes 23

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Special Sales Tax RB
Series 2007B
1.58%, 07/03/08 (a)(b)(c)(d)	1,265	1,265
Lake Charles Harbor & Terminal District
RB (Lake Charles Cogeneration)
Series 2008
2.25%, 03/15/09	50,000	50,000
Louisiana
Gasoline & Fuels Tax RB
Series 2005A
1.56%, 07/03/08 (a)(b)(c)(d)	3,415	3,415
Gasoline & Fuels Tax RB
Series 2006A
1.58%, 07/03/08 (a)(b)(c)(d)	20,800	20,800
GO Refunding Bonds
Series 2005A
1.53%, 07/03/08 (a)(b)(c)(d)	6,275	6,275
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Capital Projects & Equipment Acquisition Program)
Series 2003A
1.58%, 07/03/08 (a)(b)(c)(d)	10,490	10,490
RB (Univ of Louisiana-Monroe)
Series 2004C
1.55%, 07/03/08 (a)(b)	10,000	10,000
Louisiana Public Facilities Auth
Refunding RB (Tulane Univ)
Series 2007A1
1.57%, 07/03/08 (a)(b)(c)(d)	10,000	10,000
Louisiana State Univ Agricultural & Mechanical College
Auxiliary RB
Series 2006
1.58%, 07/03/08 (a)(b)(c)(d)	27,605	27,605
New Orleans IDB
M/F Housing RB (3700 Orleans)
Series 2000
1.61%, 07/03/08 (a)(b)	29,000	29,000
St James Parish
Pollution Control Refunding RB (Texaco)
Series 1988A
1.70%, 09/08/08	59,030	59,030
Pollution Control Refunding RB (Texaco)
Series 1988B
1.70%, 09/08/08	39,030	39,030

		284,190

Maine 0.5%
Maine Finance Auth
RB (Jackson Laboratory)
Series 2002
1.65%, 07/03/08 (a)(b)	5,170	5,170
Solid Waste Disposal RB (Casella Waste Systems Inc)
Series 2005
1.70%, 07/03/08 (a)(b)	12,500	12,500
Maine Health & Educational Facilities Auth
RB
Series 2006F
1.55%, 07/03/08 (a)(b)(c)(d)	15,080	15,080
RB
Series 2008A
1.45%, 07/03/08 (a)(b)	17,000	17,000
Maine State Housing Auth
General Housing Draw Down Bonds
Series 2005A
1.74%, 07/03/08 (a)(c)(d)	1,480	1,480
General Housing Draw Down Bonds
Series 2005B
1.78%, 07/03/08 (a)(c)(d)	350	350
1.78%, 07/03/08 (a)(c)(d)	100	100
Mortgage Purchase Bonds
Series 2002F2
1.63%, 07/03/08 (a)(c)(d)	2,745	2,745
Mortgage Purchase Bonds
Series 2007E1
1.70%, 07/03/08 (a)(c)(d)	5,055	5,055
Mortgage Purchase Bonds
Series 2008B
1.77%, 07/03/08 (a)(c)	4,000	4,000
Mortgage Purchase Bonds
Series 2008D
2.05%, 07/03/08 (a)(c)	6,500	6,500
Mortgage Purchase Bonds
Series 2008E1
1.90%, 07/03/08 (a)(c)	5,000	5,000
Mortgage Purchase Bonds
Series 2008E2
2.05%, 07/03/08 (a)(c)	5,000	5,000

		79,980

Maryland 1.0%
Maryland Community Development Administration
RB
Series 2007D
1.96%, 07/02/08 (a)(c)(d)	3,585	3,585
Maryland Energy Financing Administration
Limited Obligation Local District Cooling Facilities RB (Comfort Link)
Series 2001
1.68%, 07/02/08 (a)(b)	10,000	10,000
Maryland Health & Higher Educational Facilities Auth
CP Revenue Notes (John Hopkins Health System)
Series F
1.50%, 07/07/08 (b)	13,000	13,000
1.45%, 07/14/08 (b)	15,000	15,000
Mortgage RB (Western Maryland Health System)
Series 2006A
1.58%, 07/03/08 (a)(b)(c)(d)	14,730	14,730
Project & Refunding RB (Mercy Center)
Series 1996
1.54%, 07/03/08 (a)(b)(c)(d)	18,185	18,185
RB (Doctors Community Hospital)
Series 2008
1.65%, 07/02/08 (a)(b)	25,000	25,000
RB (Kennedy Krieger)
Series 2006
1.53%, 07/03/08 (a)(b)	8,975	8,975
RB (LifeBridge Health)
Series 2008
1.58%, 07/03/08 (a)(b)(c)(d)	9,100	9,100
RB (Sheppard Pratt)
Series 2003B
1.53%, 07/03/08 (a)(b)	6,895	6,895

24 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Univ of Maryland Medical System)
Series 2008A
1.55%, 07/03/08 (a)(b)	7,000	7,000
RB (Univ of Maryland Medical System)
Series 2008E
1.50%, 07/03/08 (a)(b)	7,000	7,000
Maryland State Economic Development Corp
IDRB (Dixon Valve & Coupling Co)
Series 1998
1.62%, 07/02/08 (a)(b)	10	10
RB (Constellation Energy Inc)
Series 2007
1.70%, 07/03/08 (a)(b)	13,000	13,000
Montgomery Cnty
Consolidated Public Improvement BAN
Series 2006B
1.70%, 07/01/08 (a)(c)	2,000	2,000
Montgomery Cnty Housing Opportunities Commission
Housing RB (Oakfield Apts)
Series 2005I
1.45%, 07/02/08 (a)(b)	6,550	6,550
Univ System of Maryland
Revolving Loan Program Bonds
Series 2003A
2.05%, 06/01/09 (b)	9,250	9,250

		169,280

Massachusetts 3.9%
Massachusetts
GO Bonds Consolidated Loan
Series 1998C
1.57%, 07/03/08 (a)(b)(c)(d)	3,485	3,485
GO Bonds Consolidated Loan
Series 2000C
1.55%, 07/03/08 (a)(c)(d)	1,200	1,200
GO Bonds Consolidated Loan
Series 2001D
1.57%, 07/03/08 (a)(b)(c)(d)	2,785	2,785
GO Bonds Consolidated Loan
Series 2002D
2.04%, 07/03/08 (a)(b)(c)(d)	9,993	9,993
GO Bonds Consolidated Loan
Series 2004A
1.90%, 07/03/08 (a)(b)(c)(d)	3,950	3,950
GO Bonds Consolidated Loan
Series 2006A
2.85%, 07/01/08 (a)(c)	600	600
GO Bonds Consolidated Loan
Series 2006E
1.67%, 07/03/08 (a)(b)(c)(d)	2,500	2,500
GO Bonds Consolidated Loan
Series 2007A
2.25%, 08/01/08 (b)(c)(d)	16,245	16,245
2.65%, 08/01/08 (a)(b)(c)(d)	47,500	47,500
GO Bonds Consolidated Loan
Series 2007C
1.59%, 07/03/08 (a)(b)(c)(d)	10,000	10,000
1.64%, 07/03/08 (a)(b)(c)(d)	1,925	1,925
GO Refunding Bonds
Series 1998A
1.45%, 07/03/08 (a)(c)	7,000	7,000
GO Refunding Bonds
Series 2001B
1.45%, 07/03/08 (a)(c)	2,000	2,000
GO Refunding Bonds
Series 2003D
1.54%, 07/03/08 (a)(c)(d)	10,950	10,950
GO Refunding Bonds
Series 2004A
4.63%, 07/02/08 (a)(b)(c)(d)	5,730	5,730
Massachusetts Bay Transportation Auth
Assessment Bonds
Series 2006A
1.57%, 07/03/08 (a)(c)(d)	14,980	14,980
Sr Sales Tax Bonds
Series 2004C
1.54%, 07/03/08 (a)(c)(d)	5,460	5,460
Sr Sales Tax Bonds
Series 2005A
1.55%, 07/03/08 (a)(c)(d)	2,750	2,750
Sr Sales Tax Bonds
Series 2006A
1.58%, 07/03/08 (a)(c)(d)	4,200	4,200
Sr Sales Tax Bonds
Series 2006B
1.86%, 07/02/08 (a)(c)(d)	20,705	20,705
Sr Sales Tax Bonds
Series 2008A1
1.47%, 07/02/08 (a)(c)(f)	18,500	18,500
Sr Sales Tax Bonds
Series 2008A2
1.47%, 07/02/08 (a)(c)	2,500	2,500
Massachusetts Development Finance Agency
M/F Housing RB (Archstone Reading Apts)
Series 2004A
1.67%, 07/02/08 (a)(b)	12,560	12,560
M/F Housing RB (Midway Studios)
Series 2003A
1.65%, 07/03/08 (a)(b)	10,000	10,000
M/F Housing Refunding RB (Kensington at Chelmsford)
Series 2002
1.71%, 07/03/08 (a)(b)	15,950	15,950
RB (Abby Kelley Foster Charter Public School)
Series 2008
1.56%, 07/03/08 (a)(b)	3,000	3,000
RB (Boston Children’s Museum)
Series 2006
1.45%, 07/02/08 (a)(b)	9,900	9,900
RB (Brandeis Univ)
Series M
1.45%, 07/03/08 (a)(b)	19,500	19,500
RB (FIBA Technologies)
Series 2003
1.63%, 07/02/08 (a)(b)	1,385	1,385
RB (YMCA of Greater Boston)
Series 2004A
1.56%, 07/03/08 (a)(b)	500	500
Refunding RB (Wentworth Institute of Technology)
Series 2008
1.63%, 07/03/08 (a)(b)	5,000	5,000
Massachusetts Health & Educational Facilities Auth
RB (Amherst College)
Series H
2.63%, 10/09/08	5,000	5,000

See financial notes 25

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Boston College)
Series M1 & M2
1.55%, 07/03/08 (a)(c)(d)	2,195	2,195
RB (Dana-Farber Cancer Institute)
Series 2008L-1
1.35%, 07/03/08 (a)(b)	17,300	17,300
RB (Dana-Farber Cancer Institute)
Series 2008L-2
1.35%, 07/03/08 (a)(b)	10,000	10,000
RB (Harvard Univ)
Series 2008B
1.55%, 07/03/08 (a)(c)(d)	16,910	16,910
1.64%, 07/03/08 (a)(c)(d)	13,935	13,935
RB (Massachusetts Institute of Technology)
Series K
1.60%, 07/03/08 (a)(c)(d)	6,710	6,710
RB (Northeastern Univ)
Series 2008Q
2.45%, 07/01/08 (a)(b)	42,200	42,200
RB (Partners HealthCare System)
Series 2003D1
1.60%, 07/01/08 (a)	900	900
RB (Partners HealthCare System)
Series 2008H1
1.53%, 12/04/08	8,000	8,000
RB (South Shore Hospital)
Series 2008G
1.50%, 07/03/08 (a)(b)(c)	13,565	13,565
RB (Stonehill College)
Series 2008K
2.45%, 07/01/08 (a)(b)	1,375	1,375
RB (Tufts Univ)
Series 2008N1
1.45%, 07/02/08 (a)(c)	4,000	4,000
RB (Tufts Univ)
Series 2008N2
1.28%, 07/02/08 (a)(c)	12,000	12,000
Revenue Notes (Harvard Univ)
Series EE
1.63%, 09/09/08	23,688	23,688
Massachusetts HFA
Housing Bonds
Series 2003S
2.05%, 07/02/08 (a)(c)(d)	7,285	7,285
Housing Bonds
Series 2006B
1.63%, 07/03/08 (a)(c)(d)	4,865	4,865
Rental Housing Mortgage RB
Series 2002F
1.90%, 07/03/08 (a)(b)(c)(d)	12,635	12,635
S/F Housing RB
Series 122
1.78%, 07/03/08 (a)(c)(d)	10,110	10,110
S/F Housing RB
Series 126
1.78%, 07/03/08 (a)(c)(d)	6,770	6,770
Massachusetts Port Auth
RB
Series 2005A
1.56%, 07/03/08 (a)(b)(c)(d)	1,000	1,000
Massachusetts School Building Auth
CP
Series A
1.57%, 09/12/08 (b)	20,000	20,000
Dedicated Sales Tax Bonds
Series 2005A
1.58%, 07/03/08 (a)(b)(c)(d)	30,640	30,640
1.61%, 07/03/08 (a)(b)(c)(d)	9,210	9,210
1.61%, 07/03/08 (a)(b)(c)(d)	3,100	3,100
Dedicated Sales Tax Bonds
Series 2007A
1.58%, 07/03/08 (a)(b)(c)(d)	5,400	5,400
2.05%, 07/03/08 (a)(b)(c)(d)	9,980	9,980
2.05%, 07/03/08 (a)(b)(c)(d)	10,850	10,850
Massachusetts Water Pollution Abatement Trust
Pool Program Bonds
Series 12
1.58%, 07/03/08 (a)(c)(d)	500	500
Pool Program Bonds
Series 13
1.58%, 07/03/08 (a)(c)(d)	2,380	2,380
Massachusetts Water Resources Auth
Multi-Modal Subordinated General Refunding RB
Series 2008A
1.55%, 07/02/08 (a)(c)	46,500	46,500
Multi-Modal Subordinated General Refunding RB
Series 2008F
1.40%, 07/03/08 (a)(b)	18,400	18,400
RB
Series 2007B
1.60%, 07/03/08 (a)(b)(c)(d)	13,915	13,915
Univ of Massachusetts Building Auth
Refunding RB Sr
Series 2008-3
1.53%, 07/02/08 (a)(b)	10,000	10,000

		674,071

Michigan 3.3%
Detroit
Second Lien Refunding RB
Series 2006C
1.69%, 07/03/08 (a)(b)(c)(d)	4,900	4,900
TAN
Series 2008
1.80%, 03/31/09 (b)	17,000	17,213
Detroit SD
School Building & Site Improvement Bonds (Unlimited Tax GO)
Series 2001A
1.55%, 07/03/08 (a)(b)(c)(d)	12,975	12,975
1.60%, 07/03/08 (a)(b)(c)(d)	4,620	4,620
School Building & Site Improvement Refunding Bonds (Unlimited Tax GO)
Series 1998B
1.60%, 07/03/08 (a)(b)(c)(d)	10,245	10,245
School Building & Site Improvement Refunding Bonds (Unlimited Tax GO)
Series 2005A
1.55%, 07/03/08 (a)(b)(c)(d)	10,840	10,840
1.60%, 07/03/08 (a)(b)(c)(d)	8,500	8,500
1.60%, 07/03/08 (a)(b)(c)(d)	12,785	12,785

26 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Detroit Sewage Disposal System
Second Lien RB
Series 2001E
1.58%, 07/03/08 (a)(b)(c)(d)	10,000	10,000
Second Lien RB
Series 2006A
1.58%, 07/03/08 (a)(b)(c)(d)	2,500	2,500
Sr Lien Refunding RB
Series 2003A
1.76%, 07/02/08 (a)(b)(c)(d)	15,000	15,000
Kent Cnty
Airport RB (Gerald R. Ford Int’l Airport)
Series 2007
1.58%, 07/03/08 (a)(c)(d)	2,320	2,320
Kent Hospital Finance Auth
Refunding RB (Spectrum Health System)
Series 2008B1
1.53%, 07/02/08 (a)(b)	3,000	3,000
Refunding RB (Spectrum Health System)
Series 2008B3
1.53%, 07/02/08 (a)(c)	4,000	4,000
Michigan
Grant Anticipation Notes
Series 2007
1.76%, 07/02/08 (a)(b)(c)(d)	8,690	8,690
Michigan Higher Education Facilities Auth
Limited Obligation Refunding RB (Hope College)
Series 2004
1.56%, 07/03/08 (a)(b)	3,430	3,430
Michigan Housing Development Auth
Rental Housing RB
Series 2006D
1.62%, 07/03/08 (a)(b)(c)(d)	5,250	5,250
S/F Mortgage RB
Series 2007D
3.05%, 09/03/08	52,800	52,800
S/F Mortgage RB
Series 2007E
1.75%, 07/02/08 (a)(c)	40,000	40,000
S/F Mortgage RB
Series 2007F
1.75%, 07/02/08 (a)(c)	30,000	30,000
Michigan Job Development Auth
Limited Obligation RB (Frankenmuth Bavarian Inn Motor Lodge)
Series 1985
1.85%, 07/01/08 (a)(b)	7,100	7,100
Michigan Municipal Bond Auth
Revenue Notes
Series 2007B2
3.68%, 08/20/08 (b)	35,000	35,038
Michigan State Building Auth
CP Notes
Series 5
1.70%, 08/07/08 (b)	12,600	12,600
Refunding RB (Facilities Program)
Series 2005I
1.56%, 07/03/08 (a)(b)(c)(d)	4,560	4,560
Refunding RB (Facilities Program)
Series 2006IA
1.61%, 07/03/08 (a)(b)(c)(d)	37,800	37,800
1.63%, 07/03/08 (a)(b)(c)(d)	3,950	3,950
Michigan State Hospital Finance Auth
RB (Ascension Health Sr Credit Group)
Series 2008B1
1.35%, 07/02/08 (a)	10,000	10,000
RB (Ascension Health Sr Credit Group)
Series 2008B2
1.49%, 07/02/08 (a)	10,000	10,000
RB (Ascension Health Sr Credit Group)
Series 2008B3
1.35%, 07/02/08 (a)	11,000	11,000
RB (Ascension Health Sr Credit Group)
Series 2008B5
1.35%, 07/02/08 (a)	5,000	5,000
RB (Ascension Health Sr Credit Group)
Series 2008B6
1.49%, 07/02/08 (a)	4,000	4,000
RB (Ascension Health Sr Credit Group)
Series 2008B7
1.35%, 07/02/08 (a)	15,800	15,800
RB (Ascension Health Sr Credit Group)
Series 2008B8
1.49%, 07/02/08 (a)	2,500	2,500
RB (McLaren Health Care)
Series 2005A
1.61%, 07/03/08 (a)(b)(c)(d)	15,000	15,000
RB (McLaren Health Care)
Series 2005B
1.59%, 07/03/08 (a)(b)(c)(d)	11,500	11,500
Michigan State Strategic Fund
Limited Obligation RB (American Cancer Society)
Series 2000
1.62%, 07/03/08 (a)(b)	3,015	3,015
Limited Obligation RB (Consumers Energy Company)
Series 2005
1.50%, 07/02/08 (a)(b)	7,000	7,000
Limited Obligation RB (United Machining)
Series 1998
1.72%, 07/03/08 (a)(b)	4,000	4,000
Limited Obligation RB (Van Andel Research Institute)
Series 2008
1.30%, 07/02/08 (a)(b)	25,000	25,000
Refunding RB
Series 2008ET
1.55%, 07/02/08 (a)(b)	10,000	10,000
Oakland Cnty
Limited Obligation RB (Husky Envelope Products)
Series 1999
1.72%, 07/03/08 (a)(b)	1,060	1,060
Univ of Michigan
General RB
Series 2008B
1.50%, 07/03/08 (a)	13,200	13,200
Wayne Cnty Airport Auth
Airport RB
Series 2007
1.67%, 07/03/08 (a)(b)(c)(d)	9,500	9,500
Refunding RB
Series 2008C
1.70%, 07/03/08 (a)(b)	31,360	31,360

See financial notes 27

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Refunding RB
Series 2008D
1.60%, 07/03/08 (a)(b)	22,000	22,000

		571,051

Minnesota 1.5%
Duluth Econ Dev Auth & Brainerd
Health Care Facilities RB (Benedictine Health System)
Series 1993C & 1993E
1.59%, 07/03/08 (a)(b)(c)(d)	15,200	15,200
Eden Prairie
M/F Housing RB (Eden Prairie Leased Housing Associates I)
Series 2003A
1.65%, 07/04/08 (a)(b)	17,500	17,500
Hennepin Cnty Housing & Redevelopment Auth
M/F Housing Refunding RB (Stone Arch Apts)
Series 2002
1.70%, 07/03/08 (a)(b)	2,800	2,800
Mendota Heights
Refunding IDRB (Dakota Business Plaza)
Series 2000
1.75%, 07/03/08 (a)(b)	2,300	2,300
Minneapolis-St. Paul Metropolitan Airports Commission
Subordinate Airport RB
Series 2005A
1.65%, 07/03/08 (a)(b)(c)(d)	3,425	3,425
Minnesota
GO Bonds
1.55%, 07/03/08 (a)(c)(d)	1,905	1,905
Tax & Aid Anticipation Borrowing Program COP
Series 2007
3.64%, 08/28/08	13,000	13,017
Minnesota Agricultural & Economic Development Board
RB (Evangelical Lutheran Good Samaritan Society)
Series 1996
1.60%, 07/03/08 (a)(b)	7,200	7,200
Minnesota HFA
Limited Obligation Bonds Draw Down
Series 2007-2
1.66%, 07/03/08 (a)(b)(c)(d)	31,100	31,100
Residential Housing Finance Bonds
Series 2003B
1.53%, 07/03/08 (a)(c)	6,000	6,000
Residential Housing Finance Bonds
Series 2005M
1.53%, 07/03/08 (a)(c)	14,435	14,435
Minnesota Higher Education Facilities Auth
RB (Hamline Univ of Minnesota)
Series Six-E1
1.57%, 07/03/08 (a)(b)	2,370	2,370
RB (Hamline Univ of Minnesota)
Series Six-E2
1.57%, 07/03/08 (a)(b)	3,860	3,860
Minnesota Public Facilities Auth
Clean Water RB
Series 2007A
1.56%, 07/03/08 (a)(c)(d)	29,685	29,685
Rochester
Health Care Facilities RB (Mayo Clinic)
Series 2008A
1.45%, 07/02/08 (a)(c)	10,000	10,000
Health Care Facilities RB (Mayo Clinic)
Series 2008B
1.45%, 07/02/08 (a)(c)	6,250	6,250
Health Care Facilities RB (Mayo Clinic)
Series 2008D
1.68%, 05/07/09	10,000	10,000
Health Care Facilities RB (Mayo Foundation)
Series 2000A
1.68%, 09/09/08 (c)	21,000	21,000
Health Care Facilities RB (Mayo Foundation)
Series 2002A
1.45%, 07/02/08 (a)(c)	10,400	10,400
Health Care Facilities RB (Mayo Foundation)
Series 2002B
1.45%, 07/02/08 (a)(c)	5,000	5,000
St Louis Park
M/F Housing RB (At The Park)
Series 2002A
1.70%, 07/04/08 (a)(b)	3,300	3,300
St Paul Housing & Redevelopment Auth
RB (District Heating)
Series 1999D
1.60%, 07/04/08 (a)(b)	2,760	2,760
St. Cloud
Health Care RB (CentraCare Health System)
Series 2008A
1.50%, 07/03/08 (a)(b)(c)	7,780	7,780
Health Care RB (CentraCare Health System)
Series 2008B
1.45%, 07/03/08 (a)(b)(c)	5,310	5,310
Health Care RB (CentraCare Health System)
Series 2008C
1.55%, 07/03/08 (a)(b)(c)	5,000	5,000
Western Minnesota Municipal Power Agency
Power Supply RB
Series 2006A
3.80%, 07/03/08 (a)(b)(c)(d)	27,755	27,755

		265,352

Mississippi 0.8%
Jackson Cnty
Port Facility Refunding RB (Chevron USA)
Series 1993
2.50%, 07/01/08 (a)	1,400	1,400
Mississippi Business Finance Corp
IDRB (Electric Mills Wood Preserving)
Series 1999
1.76%, 07/03/08 (a)(b)	5,000	5,000
Pollution Control Refunding RB (Gulf Power Company)
Series 2003
1.70%, 07/01/08 (a)	1,075	1,075
RB (Chevron USA)
Series 2007B
2.50%, 07/01/08 (a)	13,000	13,000
RB (Chevron USA)
Series 2007D
1.50%, 07/01/08 (a)	30,000	30,000
RB (Chevron USA)
Series 2007E
2.40%, 07/01/08 (a)	22,400	22,400

28 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Gulfport Promenade LLC)
Series 2007
1.55%, 07/03/08 (a)(b)	7,000	7,000
Mississippi Hospital Equipment & Facilities Auth
RB (Baptist Memorial Health Care)
Series 2004B2
1.56%, 07/03/08 (a)(c)(d)	18,805	18,805
RB (North Mississippi Health Services)
Series 2003-1
1.45%, 07/03/08 (a)	10,405	10,405
RB (North Mississippi Health Services)
Series 2003-2
1.45%, 07/03/08 (a)	9,725	9,725
Mississippi Housing Finance Corp
S/F Mortgage Purchase Sr RB
Series 1983
1.56%, 07/03/08 (a)(b)(c)(d)	18,665	18,665

		137,475

Missouri 1.4%
Jackson Cnty
Special Obligation Bonds (Harry S. Truman Sports Complex)
Series 2006
2.47%, 07/03/08 (a)(b)(c)(d)	12,450	12,450
Kirkwood SD Educational Facilities Auth
Leasehold RB
Series 2005B
2.47%, 07/03/08 (a)(b)(c)(d)	7,900	7,900
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health System)
Series 2008B
1.38%, 07/03/08 (a)(c)	5,000	5,000
Health Facilities RB (BJC Health System)
Series 2008C
1.40%, 07/03/08 (a)(c)	5,000	5,000
Health Facilities RB (BJC Health System)
Series 2008D
1.40%, 07/03/08 (a)	5,000	5,000
Health Facilities RB (BJC Health System)
Series 2008E
1.40%, 07/03/08 (a)	15,000	15,000
Health Facilities RB (SSM Health Care)
Series 2005C2
1.53%, 07/02/08 (a)(b)	7,500	7,500
Health Facilities RB (SSM Health Care)
Series 2005C4
1.52%, 07/02/08 (a)(b)(c)	7,150	7,150
Health Facilities RB (SSM Health Care)
Series 2005D4
1.54%, 07/02/08 (a)(c)	20,000	20,000
Health Facilities RB (SSM Healthcare)
Series 2005B
1.62%, 07/03/08 (a)(c)(d)	39,400	39,400
Missouri Highway & Transportation Commission
Second Lien State Road Bonds
Series 2007
1.55%, 07/03/08 (a)(c)(d)	8,891	8,891
Missouri Housing Development Commission
S/F Mortgage RB (Homeownership Loan Program)
Series 2005B
1.68%, 07/03/08 (a)(b)(c)(d)	3,725	3,725
S/F Mortgage RB (Homeownership Loan Program)
Series 2007E1
1.70%, 07/03/08 (a)(b)(c)(d)	7,995	7,995
S/F Mortgage RB
Series 2004A1
1.80%, 07/03/08 (a)(c)(d)	3,425	3,425
Missouri Joint Municipal Electric Utility Commission
Power Project RB (Prairie State)
Series 2007A
1.56%, 07/03/08 (a)(b)(c)(d)	12,195	12,195
Springfield
Public Utility RB
Series 2006
1.57%, 07/03/08 (a)(b)(c)(d)	30,520	30,520
St Charles Cnty IDA
M/F Housing Refunding RB (Time Centre Apts Phase I)
Series 2004A
1.57%, 07/03/08 (a)(b)	15,600	15,600
M/F Housing Refunding RB (Time Centre Apts Phase II)
Series 2004B
1.61%, 07/03/08 (a)(b)	4,500	4,500
St Louis
Airport RB
1.62%, 07/03/08 (a)(b)(c)(d)	2,470	2,470
St Louis IDA
IDRB (Kessler Container)
Series 1997A
1.70%, 07/03/08 (a)(b)	1,500	1,500
M/F Housing RB (Whispering Lakes Apts)
Series 1995
1.65%, 07/03/08 (a)(b)	7,435	7,435
M/F Housing Refunding RB (Merchandise Mart Apts)
Series 2005A
1.61%, 07/03/08 (a)(b)	10,475	10,475
Washington IDA
IDRB (Pauwels Transformers)
Series 1995
1.68%, 07/03/08 (a)(b)	2,000	2,000

		235,131

Nebraska 0.9%
Central Plains Energy Project
Gas Project RB (Project # 1)
1.57%, 07/03/08 (a)(b)(c)(d)	5,800	5,800
Douglas Cnty Hospital Auth #3
Refunding RB (Nebraska Methodist Health System)
Series 2008
1.56%, 07/03/08 (a)(b)(c)(d)	14,100	14,100
Nebraska Public Power District
General RB
Series 2006A
1.59%, 07/03/08 (a)(b)(c)(d)	17,995	17,995
2.80%, 08/13/08 (b)(c)(d)	12,345	12,345
3.60%, 08/13/08 (b)(c)(d)	12,515	12,515
Omaha
Refunding GO Bonds
Series 2004
1.55%, 07/03/08 (a)(c)(d)	22,275	22,275
Omaha Public Power District
Electric System RB
Series 2006A
1.54%, 07/03/08 (a)(c)(d)	5,040	5,040

See financial notes 29

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Electric System Subordinated RB
Series 2006B
2.05%, 07/03/08 (a)(b)(c)(d)	5,069	5,069
Public Power General Agency
RB (Whelan Energy Center Unit 2)
Series 2007A
3.78%, 07/10/08 (a)(b)(c)(d)	47,490	47,490
Stanton Cnty
IDRB (Nucor Corp)
Series 1996
1.65%, 07/02/08 (a)	19,300	19,300

		161,929

Nevada 3.0%
Clark Cnty
Airport Passenger Facility Charge RB
Series 2007A2
1.58%, 07/03/08 (a)(b)(c)(d)	35,230	35,230
Airport System Jr Subordinate Lien Revenue Notes
Series 2008F
1.95%, 07/01/09	100,000	101,034
Airport System Subordinate Lien RB
Series 2007A1
1.61%, 07/03/08 (a)(b)(c)(d)	7,160	7,160
GO (Limited Tax) Bond Bank Bonds
Series 2006
1.59%, 07/03/08 (a)(b)(c)(d)	18,965	18,965
2.05%, 07/03/08 (a)(b)(c)(d)	7,003	7,002
2.60%, 07/03/08 (a)(b)(c)(d)	26,290	26,290
Highway Revenue (Motor Vehicle Fuel Tax) Improvement & Refunding Bonds
Series 2007
1.58%, 07/03/08 (a)(b)(c)(d)	3,695	3,695
IDRB (Southwest Gas Corp)
Series 2003A
1.75%, 07/02/08 (a)(b)	44,000	44,000
Sales & Excise Tax Revenue CP Notes
Series 2008A&B
1.70%, 08/13/08 (b)	2,500	2,500
Las Vegas Valley Water District
GO (Limited Tax) Water CP
Series 2004 A&B
1.75%, 07/07/08 (c)	22,800	22,800
1.50%, 08/07/08 (c)	23,900	23,900
1.60%, 09/09/08 (c)	20,000	20,000
1.68%, 10/08/08 (c)	14,100	14,100
GO (Limited Tax) Water Improvement Bonds
Series 2006A
1.55%, 07/03/08 (a)(b)(c)(d)	28,055	28,055
Nevada Department of Business & Industry
RB (LVE Energy Partners LLC)
Series 2007
2.05%, 07/03/08 (a)(b)	13,100	13,100
Nevada Housing Division
M/F Housing RB (Apache Pines Apts)
Series 1999A
1.75%, 07/03/08 (a)(b)	7,415	7,415
M/F Housing RB (Banbridge Apts)
Series 2000A
1.75%, 07/03/08 (a)(b)	3,960	3,960
M/F Housing RB (Oakmont)
Series 2002
1.75%, 07/03/08 (a)(b)	4,350	4,350
M/F Housing RB (Sierra Pointe Apts)
Series 2005
1.75%, 07/03/08 (a)(b)	6,485	6,485
M/F Housing RB (Silver Pines Apts)
Series 2002A
1.90%, 07/03/08 (a)(b)	5,500	5,500
M/F Housing RB (St Rose Srs Apts)
Series 2002A
1.75%, 07/03/08 (a)(b)	14,770	14,770
M/F Housing RB (Whispering Palms)
Series 2000A
1.62%, 07/03/08 (a)(b)(c)(d)	5,130	5,130
Nevada System of Higher Education
RB
Series 2005B
1.58%, 07/03/08 (a)(b)(c)(d)	13,095	13,095
North Las Vegas
GO Building Bonds
Series 2006
1.57%, 07/03/08 (a)(b)(c)(d)	30,625	30,625
Reno
Subordinate Lien Sales Tax Refunding RB (Reno Transportation Rail Access Corridor)
Series 2008B
1.58%, 07/03/08 (a)(b)(c)(d)	31,855	31,855
Truckee Meadows Water Auth
Water Refunding RB
Series 2006
1.57%, 07/03/08 (a)(b)(c)(d)	10,335	10,335
Water Refunding RB
Series 2007
1.58%, 07/03/08 (a)(b)(c)(d)	5,895	5,895
Water Revenue CP
Series 2006B
1.75%, 09/05/08 (b)	5,300	5,300

		512,546

New Hampshire 0.4%
New Hampshire Business Finance Auth
Solid Waste Disposal RB (Lonza Biologics)
Series 2003
1.65%, 07/03/08 (a)(b)	30,000	30,000
New Hampshire Health & Educational Facilities Auth
RB (Easter Seals New Hampshire)
Series 2004A
1.65%, 07/03/08 (a)(b)	6,060	6,060
RB (Frisbie Memorial Hospital)
Series 2005
1.63%, 07/03/08 (a)(b)	3,800	3,800
RB (Riverwoods)
Series 2003
1.55%, 07/03/08 (a)(b)	3,085	3,085
RB (Univ of New Hampshire)
Series 2006A
3.00%, 03/26/09 (b)	29,590	29,590

		72,535

30 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

New Jersey 0.7%
Garden State Preservation Trust
Open Space & Farmland Preservation Bonds
Series 2005A
1.40%, 07/02/08 (a)(b)(c)(d)	15,955	15,955
New Jersey Economic Development Auth
Exempt Facility RB (Chambers Co-Generation)
1.50%, 07/01/08 (b)	12,100	12,100
RB (Hamilton Industrial Development)
Series 1998
1.60%, 07/02/08 (a)(b)	4,755	4,755
RB (Princeton Day School Inc)
Series 2005
1.60%, 07/02/08 (a)(b)	200	200
RB (Research & Manufacturing Corp of America)
Series 2006
1.60%, 07/03/08 (a)(b)	85	85
RB (Stone Brothers Secaucus)
Series 2001
1.60%, 07/04/08 (a)(b)	1,495	1,495
Thermal Energy Facilities RB (Marina Energy LLC-2001)
Series A
1.75%, 07/03/08 (a)(b)	1,400	1,400
New Jersey Educational Facilities Auth
Refunding RB (College of New Jersey)
Series 2008D
1.65%, 07/03/08 (a)(b)(c)(d)	3,200	3,200
Refunding RB (The College of New Jersey)
Series 2008D
1.65%, 07/03/08 (a)(b)(c)(d)	18,645	18,645
New Jersey Tobacco Settlement Financing Corp
Tobacco Settlement Asset-Backed Bonds
Series 2002
1.52%, 07/03/08 (a)(c)(d)	500	500
New Jersey Transportation Trust Fund Auth
Transportation System Bonds
Series 2005D
1.61%, 07/03/08 (a)(b)(c)(d)	3,500	3,500
Transportation System Bonds
Series 2006A
1.57%, 07/03/08 (a)(b)(c)(d)	1,610	1,610
Transportation System Capital Appreciation Bonds
Series 2006C
1.54%, 07/03/08 (a)(b)(c)(d)	14,830	14,830
New Jersey Turnpike Auth
Refunding RB
Series 2005A
1.58%, 07/03/08 (a)(b)(c)(d)	49,160	49,160

		127,435

New Mexico 0.4%
Farmington
Hospital RB (San Juan Regional Medical Center)
Series 2004B
1.58%, 07/03/08 (a)(b)	5,000	5,000
New Mexico Finance Auth
Refunding RB
Series 2008A2
1.65%, 07/03/08 (a)(b)	8,000	8,000
State Transportation RB (Sr Lien)
Series 2004A
2.46%, 07/03/08 (a)(b)(c)(d)	19,375	19,375
State Transportation Refunding RB (Subordinate Lien)
Series 2008B1
1.40%, 07/03/08 (a)(b)	10,800	10,800
State Transportation Refunding RB (Subordinate Lien)
Series 2008B2
1.65%, 07/03/08 (a)(b)	12,000	12,000
Santa Fe
Gross Receipts Tax (Subordinate Lien)/ Wastewater System RB
Series 1997B
1.65%, 07/02/08 (a)(b)	15,400	15,400

		70,575

New York 6.8%
Albany Cnty Airport Auth
Airport Refunding RB
Series 2008A
1.60%, 07/03/08 (a)(b)	8,320	8,320
Glen Cove Housing Auth
Sr Living Facility RB (The Mayfair at Glen Cove)
Series 1996
1.59%, 07/03/08 (a)(b)(c)(d)	5,535	5,535
Islip Industrial Development Agency
IDRB (FCD Bayshore LLC Facility)
Series 1999
1.55%, 07/03/08 (a)(b)(c)(d)	15,995	15,995
Long Island Power Auth
Electric System RB
Series 1998A
1.59%, 07/03/08 (a)(b)(c)(d)	2,110	2,110
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds
Series 2002A
1.59%, 07/03/08 (a)(b)(c)(d)	6,410	6,410
Transportation RB
Series 2005G1
2.38%, 07/01/08 (a)(b)	1,750	1,750
New Rochelle IDA
RB (West End Phase I Facility)
Series 2006
1.69%, 07/03/08 (a)(b)	9,000	9,000
New York City
GO Bonds Fiscal 2001
Series B
1.58%, 07/03/08 (a)(b)(c)(d)	1,380	1,380
GO Bonds Fiscal 2004
Series F
1.60%, 07/03/08 (a)(b)(c)(d)	140,000	140,000
GO Bonds Fiscal 2005
Series G
1.53%, 07/03/08 (a)(c)(d)	9,340	9,340
GO Bonds Fiscal 2005
Series J
1.53%, 07/03/08 (a)(c)(d)	9,570	9,570
GO Bonds Fiscal 2005
Series M
1.53%, 07/03/08 (a)(c)(d)	1,550	1,550
GO Bonds Fiscal 2005
Series O
1.53%, 07/03/08 (a)(c)(d)	3,350	3,350

See financial notes 31

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

GO Bonds Fiscal 2008
Series D3
1.05%, 07/03/08 (a)(c)	1,000	1,000
GO Bonds Fiscal 2008
Series J4
2.00%, 07/01/08 (a)(c)	50,000	50,000
GO Bonds Fiscal 2008
Series L6
1.95%, 07/01/08 (a)(c)	50,000	50,000
New York City Housing Development Corp
M/F Rental Housing RB (Linden Plaza)
Series 2008A
1.65%, 07/02/08 (a)(b)	36,950	36,950
M/F Rental Housing RB (One Columbus Place)
Series 1998A
1.45%, 07/02/08 (a)(b)	28,485	28,485
M/F Rental Housing RB (Related - Lyric Development)
Series 2001A
1.45%, 07/02/08 (a)(b)	11,140	11,140
M/F Rental Housing RB (Sierra)
Series 2003A
1.45%, 07/02/08 (a)(b)	27,205	27,205
M/F Rental Housing RB (The Nicole)
Series 2005A
1.45%, 07/02/08 (a)(b)	10,200	10,200
M/F Rental Housing RB (West End Towers)
Series 2004A
1.45%, 07/02/08 (a)(b)	4,500	4,500
M/F Rental Housing RB (Westport Development)
Series 2004A
1.45%, 07/02/08 (a)(b)	49,000	49,000
Residential RB (Queens College Residences)
Series 2008A
1.51%, 07/03/08 (a)(b)	5,000	5,000
New York City IDA
Empowerment Zone RB (Tiago Holdings)
Series 2007
1.56%, 07/03/08 (a)(b)	16,000	16,000
Refunding IDRB (Allway Tools)
Series 1997
1.71%, 07/03/08 (a)(b)	1,215	1,215
Special Facility RB (Korean Air Lines)
Series 1997A
1.55%, 07/02/08 (a)(b)	16,700	16,700
New York City Municipal Water Finance Auth
CP
Series 1
1.70%, 07/14/08 (c)	15,000	15,000
CP
Series 7
1.80%, 07/07/08	19,000	19,000
Water & Sewer System RB Fiscal 2000
Series C
2.40%, 07/01/08 (a)(c)	8,100	8,100
Water & Sewer System RB Fiscal 2006
Series A
1.53%, 07/03/08 (a)(c)(d)	4,959	4,959
1.53%, 07/03/08 (a)(c)(d)	4,020	4,020
Water & Sewer System RB Fiscal 2008
Series DD
1.53%, 07/03/08 (a)(c)(d)	14,375	14,375
New York City Transitional Finance Auth
Building Aid RB Fiscal 2007
Series S1
1.60%, 07/03/08 (a)(b)(c)(d)	2,810	2,810
Future Tax Secured Bonds Fiscal 2002
Series B
2.03%, 07/03/08 (a)(b)(c)(d)	10,000	10,000
New York Liberty Development Corp
RB (Goldman Sachs Headquarters)
Series 2005
1.53%, 07/03/08 (a)(c)(d)	7,000	7,000
RB (Goldman Sachs Headquarters)
Series 2005 &
Series 2007
1.53%, 07/03/08 (a)(c)(d)	18,865	18,865
RB (Goldman Sachs Headquarters)
Series 2007
1.54%, 07/03/08 (a)(c)(d)	2,000	2,000
New York State HFA
Housing RB (101 West End Ave)
Series 1999A
1.54%, 07/02/08 (a)(b)	3,600	3,600
Housing RB (125 West 31st St)
Series 2005A
1.55%, 07/02/08 (a)(b)	30,000	30,000
Housing RB (150 E 44th St)
Series 2000A
1.54%, 07/02/08 (a)(b)	20,800	20,800
Housing RB (345 E 94th St)
Series 1998A
1.54%, 07/02/08 (a)(b)	165	165
Housing RB (55 West 25th Street)
Series 2005A
1.85%, 07/02/08 (a)(b)	123,000	123,000
Housing RB (900 Eighth Avenue)
Series 2002A
1.43%, 07/02/08 (a)(b)	22,400	22,400
Housing RB (Archstone Westbury)
Series 2004A
1.55%, 07/02/08 (a)(b)	29,400	29,400
Housing RB (Avalon Bowery Place I)
Series 2006A
1.54%, 07/02/08 (a)(b)	93,800	93,800
Housing RB (Chelsea Arms)
Series 1998A
1.55%, 07/02/08 (a)(b)	5,000	5,000
Housing RB (Clinton Green North)
Series 2005A
1.55%, 07/02/08 (a)(b)	2,000	2,000
Housing RB (E 84th St)
Series 1995A
1.85%, 07/02/08 (a)(b)	22,500	22,500
Housing RB (Normandie Court II)
Series 1999A
1.45%, 07/02/08 (a)(b)	7,330	7,330
Housing RB (Ocean Park Apts)
Series 2005A
1.60%, 07/02/08 (a)(b)	6,100	6,100
Housing RB (Tribeca Landing)
Series 1997A
1.55%, 07/02/08 (a)(b)	21,900	21,900

32 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Housing RB (Worth St)
Series 2001A
1.55%, 07/02/08 (a)(b)	2,600	2,600
New York State Mortgage Agency
Homeowner Mortgage RB
Series 79
1.60%, 07/03/08 (a)(c)(d)	14,995	14,995
New York State Thruway Auth
General RB
Series H
1.58%, 07/03/08 (a)(b)(c)(d)	5,000	5,000
State Personal Income Tax RB (Transportation)
Series 2006A
1.58%, 07/03/08 (a)(c)(d)	4,710	4,710
Onondaga Cnty Industrial Development Agency
Civic Facility RB (Syracuse Univ)
Series 2008B
1.20%, 07/02/08 (a)(b)	740	740
Port Auth of New York & New Jersey
Consolidated Bonds 135th
Series
1.55%, 07/03/08 (a)(c)(d)	100	100
Consolidated Bonds 136th
Series
1.60%, 07/03/08 (a)(c)(d)	13,260	13,260
Consolidated Bonds 137th
Series
1.60%, 07/03/08 (a)(c)(d)	8,995	8,995
Consolidated Bonds 138th
Series
1.58%, 07/03/08 (a)(b)(c)(d)	2,000	2,000
Consolidated Bonds 143rd
Series
1.61%, 07/03/08 (a)(c)(d)	365	365
Consolidated Bonds 146th
Series
1.86%, 07/02/08 (a)(b)(c)(d)	10,395	10,395
1.59%, 07/03/08 (a)(b)(c)(d)	21,980	22,006
1.60%, 07/03/08 (a)(b)(c)(d)	13,100	13,100
Consolidated Bonds 151st
Series
1.56%, 07/03/08 (a)(c)(d)	10,320	10,320
1.60%, 07/03/08 (a)(c)(d)	8,090	8,090
1.60%, 07/03/08 (a)(c)(d)	18,000	18,000
1.60%, 07/03/08 (a)(c)(d)	2,300	2,300
1.63%, 07/03/08 (a)(c)(d)	7,200	7,200
Consolidated Bonds 152nd
Series
1.60%, 07/03/08 (a)(c)(d)	20,603	20,603
Tompkins Cnty Industrial Development Agency
Civic Facility RB (Cornell Univ)
Series 2008A1
1.60%, 07/01/08 (a)(c)	1,525	1,525

		1,182,133

North Carolina 1.1%
Durham Housing Auth
M/F Housing RB (Pendleton Townhomes)
Series 2001
1.68%, 07/02/08 (a)(b)	5,230	5,230
Hertford Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Nucor Corp)
Series 2000A
1.70%, 07/02/08 (a)	26,500	26,500
Johnston Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Flanders Corp)
Series 1998
1.70%, 07/02/08 (a)(b)	4,500	4,500
Mecklenburg Cnty
COP
Series 2008A
1.50%, 07/03/08 (a)(c)	10,000	10,000
M/F Housing RB (Sycamore Green Apts)
Series 2001
1.70%, 07/03/08 (a)(b)	6,040	6,040
North Carolina Capital Facilities Finance Agency
RB (Duke Univ)
Series 2006A
1.55%, 07/03/08 (a)(c)(d)	4,210	4,210
1.59%, 07/03/08 (a)(c)(d)	16,875	16,875
Solid Waste Disposal RB (Duke Energy Carolinas)
Series 2006A
1.70%, 07/03/08 (a)(b)	16,000	16,000
North Carolina Medical Care Commission
Health Care Facilities RB (Novant Health)
Series 2006
1.81%, 07/03/08 (a)(b)(c)(d)	17,235	17,235
1.81%, 07/03/08 (a)(b)(c)(d)	11,420	11,420
Hospital RB (CaroMont Health)
Series 2008
1.30%, 07/02/08 (a)(b)(c)	10,000	10,000
RB (Duke Univ Health System)
Series 2006AB
1.62%, 07/03/08 (a)(c)(d)	20,000	20,000
Piedmont Triad Airport Auth
Airport RB
Series 2008B
1.70%, 07/03/08 (a)(b)	3,965	3,965
Raleigh
Combined Enterprise System RB
Series 2006A
1.55%, 07/03/08 (a)(c)(d)	6,400	6,400
Combined Enterprise System RB
Series 2008A
1.54%, 07/02/08 (a)(c)	5,000	5,000
Raleigh-Durham Airport Auth
Refunding RB
Series 2008C
1.68%, 07/03/08 (a)(b)	15,000	15,000
Sampson Cnty Industrial Facilities & Pollution Control Finance Auth
IDRB (Crumpler Plastic Pipe)
Series 1999
1.62%, 07/03/08 (a)(b)	1,200	1,200
Wake Cnty Housing Auth
M/F Housing RB (Walnut Ridge Apts)
Series 2000
1.68%, 07/02/08 (a)(b)	9,545	9,545

See financial notes 33

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Wilmington Housing Auth
M/F Housing RB (Garden Lakes Estates)
Series 1999
1.68%, 07/02/08 (a)(b)	6,540	6,540

		195,660

North Dakota 0.3%
North Dakota HFA
Home Mortgage Finance Program
Series 2004B
1.67%, 07/02/08 (a)(c)	6,670	6,670
1.67%, 07/02/08 (a)(c)	12,990	12,990
Home Mortgage Finance Program
Series 2005A
1.67%, 07/02/08 (a)(c)	22,100	22,100
Home Mortgage Finance Program
Series 2005C
1.67%, 07/02/08 (a)(c)	12,000	12,000
Richland Cnty
Solid Waste Disposal RB (Minn-Dak Farmers Coop)
Series 1996A
1.80%, 07/03/08 (a)(b)	3,440	3,440
Solid Waste Disposal RB (Minn-Dak Farmers Coop)
Series 1996B
1.80%, 07/03/08 (a)(b)	315	315

		57,515

Ohio 1.9%
Akron, Bath & Copley Joint Township Hospital District
RB (Summa Health System)
Series 2004B
1.56%, 07/03/08 (a)(b)	7,325	7,325
Buckeye Tobacco Settlement Financing Auth
Tobacco Settlement Asset-Backed Bonds
Series 2007A2
1.58%, 07/03/08 (a)(b)(c)(d)	25,475	25,475
Bulter Cnty
RB (Fort Hamilton Hospital)
Series 2001D
1.54%, 07/03/08 (a)(b)(c)(d)	29,495	29,495
Cincinnati SD
Refunding Bonds (Classroom Facilities Construction & Improvement)
Series 2006
1.55%, 07/03/08 (a)(b)(c)(d)	46,610	46,610
Cleveland
Airport System RB
Series 2000C
1.55%, 07/03/08 (a)(b)(c)(d)	31,760	31,760
Water RB
Series 2007O
1.80%, 07/03/08 (a)(b)(c)(d)	14,850	14,850
Columbus
Sewerage System RB
Series 2008A
1.60%, 07/03/08 (a)(c)(d)	1,400	1,400
Columbus Regional Airport Auth
Airport Refunding RB
Series 2007
1.58%, 07/03/08 (a)(b)(c)(d)	5,000	5,000
Columbus SD
Refunding Bonds (School Facilities Construction & Improvement)
Series 2006
1.63%, 07/03/08 (a)(b)(c)(d)	6,665	6,665
Cuyahoga Cnty
Economic Development RB (Hathaway Brown School)
Series 1999
1.60%, 07/03/08 (a)(b)	11,345	11,345
Franklin Cnty
Hospital Facilities RB (OhioHealth Corp)
Series 2006
4.00%, 07/02/08 (a)(b)(c)	53,950	53,950
Lancaster Port Auth
Gas Supply RB
Series 2008
1.55%, 07/03/08 (a)(c)	48,000	48,000
Lucas Cnty
Hospital RB
Series 2008B
1.60%, 07/02/08 (a)(b)	5,500	5,500
RB (ProMedica Healthcare Obligated Group)
Series 2008A
1.60%, 07/02/08 (a)(b)	7,800	7,800
Milford Exempted Village SD
School Improvement Refunding Bonds
Series 2007
1.63%, 07/03/08 (a)(b)(c)(d)	2,000	2,000
Ohio
RB (Pooled Financing)
Series 2004
1.57%, 07/03/08 (a)(b)	4,380	4,380
Ohio HFA
M/F Refunding RB (10 Wilmington Place)
Series 1991B
1.60%, 07/04/08 (a)(b)(c)	8,945	8,945
Residential Mortgage RB
Series 2001C
1.70%, 07/03/08 (a)(c)(d)	3,465	3,465
Ohio State Higher Educational Facility Commission
RB (Pooled Financing)
Series 2003B
1.57%, 07/03/08 (a)(b)	1,380	1,380
RB (Univ Hospitals Health System)
Series 2008B
1.50%, 07/02/08 (a)(b)	8,600	8,600
Refunding RB (Case Western Reserve Univ)
Series 2008A
1.50%, 07/02/08 (a)(b)	6,000	6,000
Rickenbacker Port Auth
Capital Funding RB (OASBO Expanded Asset Pooled Financing)
Series 2002A
1.59%, 07/03/08 (a)(b)(c)(d)	5,700	5,700

		335,645

Oklahoma 0.3%
Oklahoma Development Finance Auth
RB (Shawnee Funding)
Series 1996
1.68%, 07/02/08 (a)(b)	3,100	3,100

34 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Oklahoma State Turnpike Auth
Turnpike System Refunding RB Second Sr
Series 2006B
1.35%, 07/03/08 (a)(c)	6,670	6,670
Turnpike System Refunding RB Second Sr
Series 2006C
1.35%, 07/03/08 (a)(c)	9,405	9,405
Turnpike System Refunding RB Second Sr
Series 2006D
1.46%, 07/03/08 (a)(c)	14,900	14,900
Tulsa Cnty Industrial Auth
Health Care RB (Saint Francis Health System Inc)
Series 2006
1.60%, 07/03/08 (a)(c)(d)	9,905	9,905

		43,980

Oregon 1.0%
Medford Hospital Facilities Auth
RB (Rogue Valley Manor)
Series 2007
1.70%, 07/01/08 (a)(b)	22,250	22,250
Oregon
TAN
Series 2008A
1.70%, 06/30/09	59,000	59,752
Oregon Economic Development Commission
RB (Pendleton Flour Mills)
Series 1997-182
1.70%, 07/02/08 (a)(b)	1,935	1,935
Oregon Housing & Community Services Department
S/F Mortgage RB
Series 2004L
1.66%, 07/02/08 (a)(c)	5,000	5,000
S/F Mortgage RB
Series 2005F
1.66%, 07/02/08 (a)(c)	13,685	13,685
S/F Mortgage RB
Series 2007G
1.70%, 07/03/08 (a)(c)(d)	4,867	4,866
Oregon State Facilities Auth
RB (Lewis & Clark College)
Series 2008A
1.56%, 07/03/08 (a)(b)	21,400	21,400
RB (PeaceHealth)
Series 2008A
1.55%, 07/03/08 (a)(b)	3,700	3,700
RB (PeaceHealth)
Series 2008C
1.55%, 07/03/08 (a)(b)	5,000	5,000
Port of Portland
Refunding RB (Portland International Airport)
Series 18A
1.75%, 07/02/08 (a)(b)	9,900	9,900
Refunding RB (Portland International Airport)
Series 18B
1.75%, 07/02/08 (a)(b)	12,000	12,000
Portland
M/F Housing RB (Village of Lovejoy Fountain)
Series 1997
1.72%, 07/02/08 (a)(b)	8,500	8,500

		167,988

Pennsylvania 4.5%
Abington SD
GO Bonds
Series 2007
1.55%, 07/03/08 (a)(b)(c)(d)	630	630
Allegheny Cnty
GO Notes
Series C60
1.65%, 07/03/08 (a)(b)(c)(d)	7,775	7,775
Allegheny Cnty Airport Auth
Refunding RB
Series 2007A
1.60%, 07/03/08 (a)(b)(c)(d)	5,555	5,555
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center Sr Communities)
Series 2003
1.55%, 07/03/08 (a)(b)	630	630
RB (Univ of Pittsburgh Medical Center)
Series 2005B
1.71%, 08/15/09 (e)	12,534	12,534
RB (Univ of Pittsburgh Medical Center)
Series 2007A2
1.55%, 07/03/08 (a)(c)(d)	68,995	68,995
RB (Univ of Pittsburgh Medical Center)
Series 2007B1
1.60%, 07/03/08 (a)(b)(c)(d)	30,000	30,000
RB (Univ of Pittsburgh Medical Center)
Series 2007B2
1.61%, 07/03/08 (a)(c)(d)	35,995	35,995
RB (Univ of Pittsburgh Medical Center)
Series 2007C
1.60%, 07/03/08 (a)(b)(c)(d)	30,990	30,990
RB (Univ of Pittsburgh Medical Center)
Series 2007D
1.55%, 07/03/08 (a)(c)(d)	35,680	35,680
Bermudian Springs
GO Bonds
Series 2005
1.70%, 07/03/08 (a)(b)(c)	1,740	1,740
Chester Cnty IDA
Student Housing RB (West Chester Univ of Pennsylvania)
Series 2008A
1.50%, 07/03/08 (a)(b)	8,000	8,000
Cumberland Cnty Municipal Auth
RB (Diakon Lutheran Social Ministries)
Series 2007B
1.50%, 07/03/08 (a)(b)	1,850	1,850
RB (Messiah Village)
Series 2008B
1.52%, 07/03/08 (a)(b)	8,000	8,000
RB
Series 2003D
1.50%, 07/03/08 (a)(b)	26,110	26,110
Dallastown Area SD
GO Bonds
Series 2008
1.70%, 07/03/08 (a)(b)(c)	3,000	3,000
Dauphin Cnty General Auth
RB (Hyatt Regency Pittsburgh International Airport Hotel)
Series 1988
1.58%, 07/03/08 (a)(b)(c)(d)	21,392	21,392

See financial notes 35

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Delaware Cnty IDA
RB (YMCA of Philadelphia)
Series 1999
1.57%, 07/02/08 (a)(b)	75	75
Delaware Valley Regional Finance Auth
Local Government RB
Series 1998A
1.60%, 07/03/08 (a)(b)(c)(d)	500	500
Downingtown Area SD
GO Bonds
Series 2008
1.50%, 07/02/08 (a)(b)(c)	3,900	3,900
Erie SD
GO Bonds
Series 2001A
1.60%, 07/03/08 (a)(b)(c)(d)	26,695	26,695
Franklin Cnty IDA
Bonds (Menno Haven)
Series 2008
1.57%, 07/03/08 (a)(b)	4,500	4,500
Harrisburg Auth
Water Refunding RB
Series 2002B
1.70%, 07/03/08 (a)(b)(c)	3,000	3,000
Lehigh Cnty General Purpose Auth
RB (Muhlenberg College)
Series 2008
1.70%, 07/03/08 (a)(b)	7,500	7,500
Luzerne Cnty IDA
RB (Methodist Homes)
Series 2003
1.60%, 07/02/08 (a)(b)	175	175
Montgomery Cnty IDA
Pollution Control Refunding RB (Peco Energy)
Series 1999A
1.50%, 07/02/08 (a)(b)	24,200	24,200
Pollution Control Refunding RB (Peco Energy)
Series 1996A
1.65%, 09/08/08 (b)	14,000	14,000
Moon IDA
First Mortgage RB (Providence Point)
Series 2007
1.40%, 07/03/08 (a)(b)	5,000	5,000
Northhampton Cnty
Cnty Agreement RB
Series 2001
1.60%, 07/03/08 (a)(b)(c)(d)	9,995	9,995
RB (Binney & Smith)
Series 1997B
1.57%, 07/02/08 (a)(b)	710	710
Pennsylvania
GO Bonds First
Series 2003
1.55%, 07/03/08 (a)(b)(c)(d)	7,515	7,515
GO Bonds First
Series 2007A&B
1.55%, 07/03/08 (a)(c)(d)	4,300	4,300
GO Bonds Second
Series 2007A
1.55%, 07/03/08 (a)(c)(d)	5,380	5,380
GO Bonds Second
Series of 2007A
1.55%, 07/03/08 (a)(c)(d)	4,100	4,100
GO Bonds Third Refunding
Series 2004
2.05%, 07/03/08 (a)(b)(c)(d)	4,336	4,336
Pennsylvania Convention Center Auth
RB
Series 1989A
1.66%, 07/03/08 (a)(b)(c)(d)	7,180	7,180
Pennsylvania Economic Development Finance Auth
Exempt Facilities RB (Amtrak)
Series 2001B
1.75%, 07/03/08 (a)(b)	14,000	14,000
Exempt Facilities RB (Shippingport)
Series 2005A
1.66%, 07/02/08 (a)(b)	5,000	5,000
Pennsylvania HFA
S/F Mortgage RB
Series 2004-83B
1.95%, 07/02/08 (a)(c)	1,885	1,885
S/F Mortgage RB
Series 2005-88B
1.50%, 07/02/08 (a)(c)	7,605	7,605
Pennsylvania Higher Educational Facilities Auth
RB (Univ of Pennsylvania)
Series 2005C
1.58%, 07/03/08 (a)(c)(d)	4,870	4,870
RB
Series 2008A
1.70%, 03/17/09	3,000	3,000
Pennsylvania Housing Finance Agency
Rental Housing Refunding Bonds
Series 2008B
1.55%, 07/02/08 (a)(c)	10,325	10,325
Rental Housing Refunding Bonds
Series 2008C
1.55%, 07/02/08 (a)(c)	6,420	6,420
S/F Mortgage RB
Series 2001-72A
1.70%, 07/03/08 (a)(c)(d)	6,750	6,750
S/F Mortgage RB
Series 2004-77B
1.70%, 07/02/08 (a)(c)	5,975	5,975
S/F Mortgage RB
Series 2004-82B
1.50%, 07/02/08 (a)(c)	9,765	9,765
S/F Mortgage RB
Series 2007-100A
1.70%, 07/03/08 (a)(c)(d)	498	498
S/F Mortgage RB
Series 2007-99A
1.70%, 07/03/08 (a)(c)(d)	2,250	2,250
Pennsylvania Public School Building Auth
School Lease RB (Philadelphia SD)
Series 2006B
1.59%, 07/03/08 (a)(b)(c)(d)	28,265	28,265
Pennsylvania State Turnpike Commission
Multi-Modal RB
Series 2008 B2
1.55%, 07/03/08 (a)(b)	5,000	5,000
Multi-Modal RB
Series 2008 B3
1.47%, 07/03/08 (a)(b)	10,000	10,000

36 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Multi-Modal RB
Series 2008 B4
1.55%, 07/03/08 (a)(b)	4,000	4,000
Multi-Modal RB
Series 2008 B6
1.50%, 07/03/08 (a)(b)	4,000	4,000
Pennsylvania State Univ
Bonds
Series 2007A
1.58%, 07/03/08 (a)(b)(c)(d)	26,000	26,000
Philadelphia
Airport RB
Series 2007A
1.81%, 07/03/08 (a)(b)(c)(d)	2,800	2,800
GO Refunding Bonds
Series 2007B
1.70%, 07/03/08 (a)(b)(c)	1,400	1,400
RB
Series 2007A
1.60%, 07/03/08 (a)(b)(c)(d)	34,760	34,760
Philadelphia Water & Sewer
Water & Wastewater RB
Series 2005A
1.76%, 07/02/08 (a)(b)(c)(d)	9,970	9,970
Philadelphia Gas Works
RB (1998 General Ordinance) Seventh
Series & (1975 General Ordinance) 19th
Series
1.56%, 07/03/08 (a)(b)(c)(d)	10,000	10,000
Philadelphia Hospital & Higher Educational Facilities Auth
RB (Children’s Hospital of Philadelphia)
Series 2008A
1.65%, 07/01/08 (a)(c)	42,500	42,500
Philadelphia IDA
RB (Fox Chase Cancer Center Obligated Group)
Series 2007B
1.60%, 07/03/08 (a)(b)(c)(d)	5,000	5,000
Philadelphia Redevelopment Auth
Qualified Redevelopment RB (Philadelphia Neighborhood Transformation Initiative)
Series 2005B
1.61%, 07/03/08 (a)(b)(c)(d)	30,585	30,585
Philadelphia SD
GO Refunding Bonds
Series 2008A2
1.55%, 07/03/08 (a)(b)	20,000	20,000
GO Refunding Bonds
Series 2008B4
1.43%, 07/03/08 (a)(b)	1,200	1,200
Temple Univ
Univ Funding Obligations
Series 2008
1.55%, 04/21/09	30,000	30,226

		775,986

Rhode Island 0.0%
Rhode Island Housing & Mortgage Finance Corp.
Homeownership Opportunity Bonds
Series 52B & 53B
1.62%, 07/03/08 (a)(c)(d)	4,270	4,270
Rhode Island IDA
IDRB (Greystone of Lincoln)
Series 2000
1.90%, 07/03/08 (a)(b)	900	900

		5,170

South Carolina 1.1%
Beaufort-Jasper Higher Education Commission
RB (Univ of South Carolina-Beaufort Student Housing )
Series 2005
1.55%, 07/03/08 (a)(b)	16,340	16,340
Berkeley Cnty SD
School Building Bonds
Series 2002
1.76%, 07/02/08 (a)(b)(c)(d)	7,575	7,575
Greenville Hospital System
Hospital RB
Series 2005A
4.00%, 07/03/08 (a)(b)(c)	15,595	15,595
Hospital RB
Series 2005B
4.00%, 07/03/08 (a)(b)(c)	13,665	13,665
Hospital RB
Series 2005C
4.00%, 07/03/08 (a)(b)(c)	2,700	2,700
Greenville IDA
IDRB (Stevens Aviation Technical Services)
Series 1997
1.67%, 07/03/08 (a)(b)	3,500	3,500
South Carolina
GO Bonds (Univ of South Carolina)
Series 2006B
2.42%, 07/24/08 (a)(c)(d)	4,125	4,125
South Carolina Association of Governmental Organizations
Installment Purchase RB (Pickens Cnty SD)
Series 2006
1.85%, 07/03/08 (a)(b)(c)(d)	12,165	12,165
South Carolina Housing & Development Auth
M/F Rental Housing RB (Piedmont Manor Apts)
Series 2000B1
1.68%, 07/02/08 (a)(b)	5,645	5,645
M/F Rental Housing RB (Spartanburg Terrace Apts)
Series 2000C1
1.68%, 07/02/08 (a)(b)	1,960	1,960
M/F Rental Housing Refunding RB (Fairway Apts)
Series 2001A
1.65%, 07/02/08 (a)(b)	7,735	7,735
South Carolina Jobs Economic Development Auth
RB (Ashley Hall)
Series 2007
1.55%, 07/03/08 (a)(b)	19,000	19,000
RB (Holcim)
Series 2003
1.72%, 07/03/08 (a)(b)	6,250	6,250
RB (Innovative Fibers)
Series 2007
1.62%, 07/03/08 (a)(b)	7,600	7,600
South Carolina Public Service Auth
Revenue Obligations
Series 2006A
1.57%, 07/03/08 (a)(b)(c)(d)	5,960	5,960

See financial notes 37

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Revenue Obligations
Series 2007A
1.58%, 07/03/08 (a)(b)(c)(d)	10,295	10,295
1.81%, 07/03/08 (a)(b)(c)(d)	4,775	4,775
TECP
1.60%, 09/09/08 (c)	17,015	17,015
South Carolina Transportation Infrastructure Bank
Refunding RB
Series 2003B1
1.55%, 07/02/08 (a)(b)	10,000	10,000
Spartanburg Cnty IDA
Refunding IDRB (Bemis Co)
Series 1991
1.52%, 07/03/08 (a)(b)	4,750	4,750
Spartanburg Regional Health Services District
Hospital Refunding RB
Series 2008B
1.55%, 07/02/08 (a)(b)(c)	15,125	15,125

		191,775

South Dakota 0.6%
South Dakota Health & Educational Facilities Auth
RB (Avera Health Issue)
Series 2008A1
1.58%, 07/04/08 (a)(b)	36,305	36,305
RB (Avera Health Issue)
Series 2008A2
1.65%, 07/02/08 (a)(b)	10,900	10,900
South Dakota Housing Development Auth
Homeowner Mortgage Bonds
Series 1997J, 2006E & 2008B
1.63%, 07/03/08 (a)(c)(d)	10,400	10,400
Homeownership Mortgage Bonds
Series 2003E, 2005B, 2007B & 2007E
1.63%, 07/03/08 (a)(c)(d)	16,300	16,300
Homeownership Mortgage Bonds
Series 2004G
1.66%, 07/02/08 (a)(c)	11,000	11,000
Homeownership Mortgage Bonds
Series 2008C
1.65%, 07/02/08 (a)(c)	5,000	5,000
M/F Housing RB (Harmony Heights)
Series 2001
1.70%, 07/03/08 (a)(b)	6,500	6,500

		96,405

Tennessee 2.5%
Carter Cnty IDB
M/F Housing Refunding RB (Willow Run Apts)
Series 1990
1.70%, 07/04/08 (a)(b)	6,675	6,675
Chattanooga
Electric System RB
Series 2008A
1.55%, 07/03/08 (a)(c)(d)	18,330	18,330
Chattanooga Health, Education & Housing Facility Board
RB (Baylor School)
Series 1996
1.53%, 07/02/08 (a)(b)	1,215	1,215
Clarksville Public Build Auth
Financing RB (Murfreesboro Loans)
Series 2008
1.53%, 07/03/08 (a)(b)	6,235	6,235
Pooled Financing RB
Series 2001
2.50%, 07/01/08 (a)(b)	460	460
Franklin Cnty IDB
IDRB (Hi-Tech)
Series 1997
1.61%, 07/02/08 (a)(b)	2,400	2,400
Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA Corp)
Series 2001
1.72%, 07/03/08 (a)(b)	1,910	1,910
Hendersonville IDB
Refunding IDRB (Betty Machine Co)
Series 2001
1.68%, 07/02/08 (a)(b)	2,945	2,945
Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts)
Series 2005
1.61%, 07/03/08 (a)(b)	2,400	2,400
Jackson IDB
Solid Waste Facility Bonds (Ameristeel Corp)
Series 1997
1.70%, 07/03/08 (a)(b)	3,800	3,800
Johnson City Health & Educational Facilities Board
Hospital RB (Mountain States Alliance)
Series 2008A
1.40%, 07/02/08 (a)(b)	7,770	7,770
McMinn Cnty IDA
Solid Waste Disposal Facilities RB (Bowater)
Series 1999
1.57%, 07/03/08 (a)(b)	13,500	13,500
Metropolitan Government of Nashville & Davidson Cnty
GO Bonds
Series 2008
1.60%, 07/03/08 (a)(c)(d)	43,700	43,700
Metropolitan Government of Nashville & Davidson Cnty Health & Educational Facilities Board
CP (Vanderbilt Univ)
Series A
1.60%, 07/07/08	15,000	14,998
M/F Housing RB (Burning Tree Apts)
Series 2005
1.61%, 07/03/08 (a)(b)	8,460	8,460
M/F Housing RB (Chippington Tower Apts I & II)
Series 2005
1.76%, 07/03/08 (a)(b)	13,500	13,500
M/F Housing Refunding RB (Brentwood Oaks Apts)
Series 1991
1.57%, 07/03/08 (a)(b)	11,320	11,320
Metropolitan Government of Nashville & Davidson Cnty IDB
M/F Housing RB (Arbor Crest)
Series 1985B
1.56%, 07/03/08 (a)(b)	12,750	12,750
M/F Housing RB (Arbor Knoll)
Series 1985A
1.56%, 07/03/08 (a)(b)	13,400	13,400

38 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Nashville Symphony Hall)
Series 2004
1.55%, 07/03/08 (a)(b)	17,075	17,075
RB (YMCA)
Series 2007
1.55%, 07/03/08 (a)(b)	16,440	16,440
Water & Sewer Refunding RB
Series 2008A
1.60%, 07/03/08 (a)(b)(c)(d)	6,185	6,185
Metropolitan Nashville Airport Auth
Passenger Facility Charge Refunding Bonds
Series 2003
1.68%, 07/02/08 (a)(b)	3,310	3,310
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool)
Series 1997
1.55%, 07/03/08 (a)(b)	16,305	16,305
Pooled Financing RB (Tennessee Cnty Loan Pool)
Series 2002
2.50%, 07/01/08 (a)(b)	2,750	2,750
Shelby Cnty Health, Education & Housing Facility Board
RB (Rhodes College)
Series 2000
1.55%, 07/03/08 (a)(b)	9,295	9,295
RB (St Benedict at Auburndale High School)
Series 2003
1.55%, 07/03/08 (a)(b)	4,665	4,665
RB (The Hutchison School)
Series 2005
1.55%, 07/03/08 (a)(b)	9,860	9,860
RB (Methodist Le Bonheur Healthcare)
Series 2008A
1.50%, 07/03/08 (a)(b)(c)	20,000	20,000
Tennergy Corp
Gas RB
Series 2006A
1.60%, 07/03/08 (a)(b)(c)(d)(g)	91,245	91,245
Tennessee Energy Acquisition Corp
Gas Project RB
Series 2006A
1.55%, 07/03/08 (a)(b)(c)(d)	8,995	8,995
Jr Gas Project RB
Series 2006B
1.58%, 07/03/08 (a)(b)(c)(d)	4,966	4,966
Tennessee Housing Development Agency
Homeownership Program Bonds Issue 2007-4
1.95%, 07/02/08 (a)(c)(d)	10,140	10,140
1.95%, 07/02/08 (a)(c)(d)	18,475	18,475
Homeownership Program Bonds
Series 2001-1C
1.70%, 07/03/08 (a)(c)(d)	4,550	4,550
Homeownership Program Bonds
Series 2007-2
1.70%, 07/03/08 (a)(c)(d)	6,390	6,390

		436,414

Texas 11.9%
Amarillo Health Facility Corp
Refunding RB (Evangelical Lutheran Good Samaritan Society)
Series 1997
1.60%, 07/03/08 (a)(b)	3,155	3,155
Austin
Airport System Refunding RB
Series 2005-1
1.65%, 07/03/08 (a)(b)(c)	23,400	23,400
Airport System Refunding RB
Series 2005-3
1.60%, 07/03/08 (a)(b)(c)	15,400	15,400
Airport System Refunding RB
Series 2005-4
1.60%, 07/03/08 (a)(b)(c)	23,450	23,450
Public Improvement Bonds
Series 2000
1.55%, 07/03/08 (a)(c)(d)	5,570	5,570
Refunding Bonds (Town Lake Park Community Events Center)
Series 2005
1.58%, 07/03/08 (a)(b)(c)(d)	1,300	1,300
Water & Wastewater Refunding Bonds
Series 2001A&B
1.76%, 07/02/08 (a)(b)(c)(d)	6,425	6,425
1.60%, 07/03/08 (a)(b)(c)(d)	4,600	4,600
Water & Wastewater Refunding RB
Series 2005
2.05%, 07/03/08 (a)(b)(c)(d)	3,005	3,005
Bexar Cnty Housing Finance Corp
M/F Housing RB (Villages at Lost Creek Apts)
Series 2006A1
1.59%, 07/03/08 (a)(b)(c)(d)	9,160	9,160
Brazos River Harbor Navigation District
RB (Dow Chemical)
Series 2002B
1.58%, 07/03/08 (a)(b)(c)(d)	4,070	4,070
Caddo Mills ISD
Unlimited Tax School Building Bonds
Series 2007
1.58%, 07/03/08 (a)(b)(c)(d)	5,283	5,283
Collin Cnty HFA
M/F Housing RB (Huntington Apts)
Series 1996
1.63%, 07/03/08 (a)(b)	6,150	6,150
Dallas
GO Bonds
Series 2005
1.55%, 07/03/08 (a)(c)(d)(g)	31,840	31,840
Dallas Area Rapid Transit
Sr Lien Sales Tax RB
Series 2008
1.55%, 07/03/08 (a)(c)(d)	22,800	22,800
1.55%, 07/03/08 (a)(c)(d)	7,700	7,700
Sr Lien Sales Tax Refunding RB
Series 2007
1.58%, 07/03/08 (a)(b)(c)(d)	9,865	9,865
2.05%, 07/03/08 (a)(b)(c)(d)	13,995	13,995
Dallas Fort Worth International Airport
Joint Improvement RB
Series 2003A
1.60%, 07/03/08 (a)(b)(c)(d)	14,990	14,990
Dallas ISD
Unlimited Tax School Building Bonds
Series 2006
1.59%, 07/03/08 (a)(b)(c)(d)(g)	29,140	29,140

See financial notes 39

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Dallas Water & Sewer Utilities
Refunding & Improvement RB
Series 2006
1.57%, 07/03/08 (a)(b)(c)(d)	6,485	6,485
El Paso
GO Bonds
Series 2006
1.57%, 07/03/08 (a)(b)(c)(d)	7,490	7,490
El Paso Cnty Hospital District
Combination Tax & Revenue Certificates of Obligation
Series 2005
1.58%, 07/03/08 (a)(b)(c)(d)	20,005	20,005
GO Bonds
Series 2008A
1.63%, 07/03/08 (a)(b)(c)(d)	10,000	10,000
El Paso ISD
Unlimited Tax School Building Bonds
Series 2007
1.55%, 07/03/08 (a)(b)(c)(d)	8,740	8,740
Galveston Cnty
GO Refunding Bonds
Series 2007
1.58%, 07/03/08 (a)(b)(c)(d)	6,240	6,240
Garland ISD
Unlimited Tax School Building Bonds
Series 2004B
2.15%, 06/18/09 (b)(c)	13,890	13,866
3.90%, 06/18/09 (b)(c)	6,105	6,114
Grand Prairie IDA
IDRB (NTA Leasing Co)
Series 1994
1.70%, 07/02/08 (a)(b)	890	890
Grapevine IDA
Airport Improvement RB (Simuflite Training International)
Series 1983A
2.45%, 04/01/09 (b)	19,000	19,000
Greater East Texas Student Loan Corp
RB
Series 1992B
3.85%, 05/01/42 (b)	14,000	14,000
RB
Series 1995B
2.20%, 07/01/08 (b)(f)	20,000	20,000
Greater Texas Student Loan Corp
RB
Series 1998A
1.65%, 07/03/08 (a)(b)	10,250	10,250
Gulf Coast IDA
IDRB (Gruma Corp)
Series 1994
1.65%, 07/02/08 (a)(b)	6,440	6,440
Gulf Coast Waste Disposal Auth
Environmental Facilities RB (Exxon Mobil)
Series 2001A
2.10%, 07/01/08 (a)	23,600	23,600
Harris Cnty
Toll Road Sr Lien Refunding RB
Series 2005A
1.63%, 07/03/08 (a)(b)(c)(d)	3,845	3,845
Unlimited Tax & Subordinate Lien Refunding RB
Series 1997
1.60%, 07/03/08 (a)(c)(d)	7,500	7,500
Unlimited Tax Road Refunding Bonds
Series 2008A
1.55%, 07/03/08 (a)(c)(d)	2,500	2,500
Harris Cnty Cultural Education Facilities Finance Corp
RB (Young Men’s Christian Association of the Greater Houston Area)
Series 2008B
1.55%, 07/02/08 (a)(b)	6,000	6,000
Harris Cnty Flood Control District
Improvement Bonds
Series 2007
1.60%, 07/03/08 (a)(c)(d)	1,315	1,315
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital System)
Series 2008A
1.70%, 07/01/08 (a)	3,000	3,000
RB (Methodist Hospital System)
Series 2008A2
1.70%, 07/01/08 (a)	3,000	3,000
RB (Texas Children’s Hospital)
Series 2008-1
1.50%, 07/03/08 (a)(c)	5,000	5,000
Harris Cnty HFA
M/F Housing RB (Village At Cornerstone Apts)
Series 2004
1.65%, 07/03/08 (a)(b)	8,360	8,360
Harris Cnty Housing Finance Corp
M/F Housing RB (Dominion Square Apts)
Series 2000
2.18%, 07/03/08 (a)(b)	40	40
M/F Housing RB (Lafayette Village Apts)
Series 2006
1.65%, 07/03/08 (a)(b)	7,100	7,100
Houston
Airport System Subordinate Lien Refunding RB
Series 2007B
1.60%, 07/03/08 (a)(b)(c)(d)	23,000	23,000
Combined Utility System First Lien Refunding RB
Series 2004B2
1.70%, 07/03/08 (a)(b)	15,500	15,500
Combined Utility System First Lien Refunding RB
Series 2004B3
1.70%, 07/03/08 (a)(b)	10,500	10,500
Combined Utility System First Lien Refunding RB
Series 2004B4
1.40%, 07/03/08 (a)(b)	5,000	5,000
Combined Utility System First Lien Refunding RB
Series 2004B5
1.40%, 07/03/08 (a)(b)	5,000	5,000
Combined Utility System First Lien Refunding RB
Series 2004
1.63%, 07/03/08 (a)(b)(c)(d)	14,995	14,995
Combined Utility System First Lien Refunding RB
Series 2004A
1.54%, 07/03/08 (a)(b)(c)(d)	14,530	14,530
Combined Utility System First Lien Refunding RB
Series 2007A
1.58%, 07/03/08 (a)(b)(c)(d)	9,290	9,290
1.60%, 07/03/08 (a)(b)(c)(d)	5,160	5,160
Combined Utility System First Lien Refunding RB
Series 2008A1
1.55%, 07/03/08 (a)(b)	12,000	12,000

40 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Combined Utility System First Lien Refunding RB
Series 2008A2
1.55%, 07/03/08 (a)(b)	6,200	6,200
Water & Sewer System Jr Lien Refunding RB
Series 2002A
1.60%, 07/03/08 (a)(b)(c)(d)	6,530	6,530
Public Improvement Refunding Bonds
Series 1998A
1.61%, 07/03/08 (a)(c)(d)	21,655	21,655
Houston Higher Education Finance Corp
Higher Education RB (Rice Univ)
Series 2007A
1.54%, 07/03/08 (a)(c)(d)	3,430	3,430
1.60%, 07/03/08 (a)(c)(d)	5,540	5,540
Higher Education Refunding RB (Rice Univ)
Series 2006B
1.40%, 07/02/08 (a)(c)	4,700	4,700
Houston ISD
Limited Tax School Building Bonds
Series 2005
1.57%, 07/03/08 (a)(b)(c)(d)	11,550	11,550
Limited Tax Schoolhouse & Refunding Bonds
Series 2003
1.55%, 07/03/08 (a)(b)(c)(d)	5,245	5,245
Limited Tax Schoolhouse Bonds
Series 2008
1.55%, 07/03/08 (a)(b)(c)(d)	4,950	4,950
Jewett Economic Development Corp
IDRB (Nucor Corp)
Series 2003
1.65%, 07/02/08 (a)	6,200	6,200
Katy ISD
Unlimited Tax School Building Bonds
Series 2000A
1.55%, 07/03/08 (a)(b)(c)(d)	9,095	9,095
Keller ISD
Unlimited Tax School Building & Refunding Bonds
Series 2005
1.57%, 07/03/08 (a)(b)(c)(d)	4,775	4,775
Kendall Cnty Health Facilities Development Corp
Health Care RB (Morningside Ministries)
Series 2008
1.54%, 07/03/08 (a)(b)	5,900	5,900
Lamar Consolidated ISD
Unlimited Tax Schoolhouse Bonds
Series 2007
1.54%, 07/03/08 (a)(b)(c)(d)	4,950	4,950
1.63%, 07/03/08 (a)(b)(c)(d)	8,205	8,205
Lavaca-Navidad River Auth
Water Supply System Contract RB (Formosa Plastics Corp)
Series 1990
1.62%, 07/02/08 (a)(b)(e)	13,600	13,600
Leander ISD
Unlimited Tax School Building & Refunding Bonds
Series 2003
1.59%, 07/03/08 (a)(b)(c)(d)	10,000	10,000
Unlimited Tax School Building & Refunding Bonds
Series 2005
1.64%, 07/03/08 (a)(b)(c)(d)	10,035	10,035
Unlimited Tax School Building & Refunding Bonds
Series 2008
1.55%, 07/03/08 (a)(b)(c)(d)	19,985	19,985
1.58%, 07/03/08 (a)(b)(c)(d)	15,445	15,445
Lovejoy ISD
Unlimited Tax School Building Bonds
Series 2008
1.58%, 07/03/08 (a)(b)(c)(d)	3,275	3,275
Lower Colorado River Auth
CP Notes
Series A
1.58%, 09/04/08 (c)	14,500	14,500
Refunding RB
Series 1999A
1.61%, 07/03/08 (a)(b)(c)(d)	10,770	10,770
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health System)
Series 2008A
1.40%, 07/03/08 (a)	6,845	6,845
Refunding RB (St. Joseph Health System)
Series 2008B
2.10%, 07/01/08 (a)(b)	10,000	10,000
Manor ISD
Unlimited Tax School Building Bonds
Series 2007
1.55%, 07/03/08 (a)(b)(c)(d)	4,920	4,920
Mansfield IDA
IDRB (Southern Champion Tray)
Series 1999
1.68%, 07/02/08 (a)(b)	800	800
Midlothian ISD
Unlimited Tax School Building & Refunding Bonds
Series 2004
1.59%, 07/03/08 (a)(b)(c)(d)	8,840	8,840
Montgomery Cnty
Unlimited Tax Road Bonds
Series 2006A
1.60%, 07/03/08 (a)(b)(c)(d)	4,235	4,235
North East ISD
Unlimited Tax Refunding Bonds
Series 2007
1.55%, 07/03/08 (a)(b)(c)(d)	13,430	13,430
1.55%, 07/03/08 (a)(b)(c)(d)	1,625	1,625
Unlimited Tax School Building Bonds
Series 2004
1.57%, 07/03/08 (a)(b)(c)(d)	5,820	5,820
Unlimited Tax School Building Bonds
Series 2007A
1.55%, 07/03/08 (a)(b)(c)(d)	5,535	5,535
1.63%, 07/03/08 (a)(b)(c)(d)	9,070	9,070
North Texas Higher Education Auth
RB
Series 2007A
2.05%, 07/02/08 (a)(b)	25,650	25,650
Student Loan RB
Series 1998
1.70%, 07/02/08 (a)(b)	9,000	9,000
North Texas Municipal Water District
RB
Series 2006
1.81%, 07/03/08 (a)(b)(c)(d)	7,305	7,305
2.47%, 07/03/08 (a)(b)(c)(d)	4,910	4,910
North Texas Tollway Auth
System Refunding RB (First Tier Current Interest Bonds)
Series 2008A
1.58%, 07/03/08 (a)(b)(c)(d)	16,535	16,535

See financial notes 41

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

System Refunding RB (First Tier Insured Capital Appreciation Bonds)
Series 2008D
1.58%, 07/03/08 (a)(b)(c)(d)	11,348	11,348
1.58%, 07/03/08 (a)(b)(c)(d)	18,325	18,325
Northwest ISD
Unlimited Tax Refunding Bonds
Series 2005
1.55%, 07/03/08 (a)(b)(c)(d)	29,005	29,005
Unlimited Tax School Building Bonds,
Series 2007
1.55%, 07/03/08 (a)(b)(c)(d)	3,595	3,595
Port of Corpus Christi Industrial Development Corp
Environmental Facilities RB (CITGO Petroleum Corp)
Series 2008
2.25%, 07/01/08 (a)(b)	5,000	5,000
Riesel Industrial Development Corp
Solid Waste Disposal RB (Sandy Creek Energy Associates)
Series 2007
1.55%, 07/02/08 (a)(b)	11,250	11,250
San Antonio
Electric & Gas Systems RB New
Series 2005
1.60%, 07/03/08 (a)(b)(c)(d)	3,000	3,000
Electric & Gas Systems Refunding RB New
Series 2007
1.52%, 07/03/08 (a)(c)(d)	29,700	29,700
1.60%, 07/03/08 (a)(c)(d)	3,740	3,740
San Antonio Empowerment Zone Development Corp
Contract RB (Drury Southwest Hotel)
Series 2005
1.70%, 07/03/08 (a)(b)	10,450	10,450
San Antonio IDA
IDRB (Gruma Corp)
Series 1994
1.65%, 07/02/08 (a)(b)	4,095	4,095
Seminole ISD
Unlimited Tax School Building Bonds
Series 2007A
1.58%, 07/03/08 (a)(b)(c)(d)	3,450	3,450
Southeast Texas Housing Finance Corp
M/F Housing RB (Piedmont Apts)
Series 2006
1.65%, 07/03/08 (a)(b)	14,000	14,000
Southwest ISD
Unlimited Tax Refunding Bonds
Series 2005
1.58%, 07/03/08 (a)(b)(c)(d)	1,500	1,500
Spring Branch ISD
Limited Tax Schoolhouse Bonds
Series 2008
1.55%, 07/03/08 (a)(b)(c)(d)	26,000	26,000
Spring ISD
Unlimited Tax Schoolhouse Bonds
Series 2005
1.57%, 07/03/08 (a)(b)(c)(d)	26,645	26,645
Tarrant Cnty Cultural Education Facilities Finance Corp
Refunding RB (Texas Health Resources System)
Series 2007A
1.55%, 07/03/08 (a)(c)(d)	12,735	12,735
1.60%, 07/03/08 (a)(c)(d)	8,625	8,625
Texas
GO Bonds (Veterans Housing Assistance Program-Fund II)
Series 2002A2
1.75%, 07/02/08 (a)(c)	6,000	6,000
Texas College Student Loan Bonds
Series 2007
1.61%, 07/03/08 (a)(c)(d)	2,405	2,405
TRAN
Series 2007
3.68%, 08/28/08	200,000	200,251
Texas A&M Board of Regents
Permanent Univ Fund Bonds
Series 1998
1.56%, 07/03/08 (a)(c)(d)	25,660	25,660
Texas Dept of Housing & Community Affairs
M/F Housing RB (Atascocita Pines Apts)
Series 2005
1.65%, 07/03/08 (a)(b)	11,900	11,900
M/F Housing RB (Bristol Apts)
Series 2004
1.65%, 07/03/08 (a)(b)	8,400	8,400
M/F Housing RB (Creek Point Apts)
Series 2000
1.62%, 07/02/08 (a)(b)	6,470	6,470
M/F Housing RB (Montgomery Pines Apts)
Series 2004
1.65%, 07/03/08 (a)(b)	12,300	12,300
M/F Housing RB (Pinnacle Apts)
Series 2004
1.65%, 07/03/08 (a)(b)	6,900	6,900
M/F Housing RB (Tower Ridge Apts)
Series 2005
1.76%, 07/03/08 (a)(b)	15,000	15,000
Residential Mortgage RB
Series 1998A
1.70%, 07/03/08 (a)(c)(d)	14,950	14,950
Residential Mortgage Refunding RB
Series 2003A
1.62%, 07/03/08 (a)(c)(d)	9,850	9,850
S/F Mortgage RB
Series 2002 A&B
1.89%, 07/03/08 (a)(b)(c)(d)	4,005	4,005
Texas Dept of Transportation
GO Mobility Fund Bonds
Series 2006
1.55%, 07/03/08 (a)(c)(d)	2,995	2,995
1.58%, 07/03/08 (a)(c)(d)	7,585	7,585
GO Mobility Fund Bonds
Series 2007
1.54%, 07/03/08 (a)(c)(d)	43,750	43,750
GO Mobility Funds
Series 2006
1.55%, 07/03/08 (a)(c)(d)	6,765	6,765
State Highway Fund Revenue CP Notes
Series A
1.65%, 07/10/08 (b)	20,000	20,000
Texas Municipal Gas Acquisition & Supply Corp II
Gas Supply RB
Series 2007A
1.58%, 07/03/08 (a)(b)(c)(d)	28,330	28,330
Gas Supply RB
Series 2007AB
1.55%, 07/03/08 (a)(b)(c)(d)	69,985	69,985

42 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Gas Supply RB
Series 2007B
1.62%, 07/03/08 (a)(b)(c)(d)	71,000	71,000
Texas Public Finance Auth
Unemployment Compensation Obligation Assessment RB
Series 2003C4
1.60%, 09/10/08 (c)	12,600	12,600
Texas State Affordable Housing Corp
S/F Mortgage RB (Professional Educators Home Loan Program)
Series 2006A
1.92%, 07/02/08 (a)(c)(d)	16,734	16,734
Texas State Univ System Board of Regents
Revenue Financing System RB
Series 2006
1.56%, 07/03/08 (a)(b)(c)(d)	19,335	19,335
Texas Transportation Commission
First Tier RB
Series 2007
1.56%, 07/03/08 (a)(c)(d)	15,285	15,285
GO Mobility Fund Bonds
Series 2005A
1.55%, 07/03/08 (a)(c)(d)	5,920	5,920
1.60%, 07/03/08 (a)(c)(d)	4,700	4,700
GO Mobility Fund Bonds
Series 2006
1.60%, 07/03/08 (a)(c)(d)	7,430	7,430
1.60%, 07/03/08 (a)(c)(d)	11,665	11,665
GO Mobility Fund Bonds
Series 2006A
1.60%, 07/03/08 (a)(c)(d)	2,200	2,200
GO Mobility Fund Bonds
Series 2007
1.59%, 07/03/08 (a)(c)(d)	30,500	30,500
State Highway Fund First Tier RB
Series 2006
1.55%, 07/03/08 (a)(c)(d)	5,000	5,000
Texas Water Development Board
GO Water Financial Assistance Bonds
Series 2007D
1.61%, 07/03/08 (a)(c)(d)	2,905	2,905
Trinity River Auth
Solid Waste Disposal RB (Community Waste Disposal)
Series 1999
1.72%, 07/02/08 (a)(b)	2,200	2,200
Univ of Texas
Permanent Univ Fund Notes
Series A
1.67%, 07/08/08	3,500	3,500
1.65%, 07/09/08	10,780	10,780
1.99%, 07/09/08	24,000	24,000
1.85%, 07/14/08	25,000	25,000
1.85%, 08/05/08	17,500	17,500
1.64%, 09/09/08	7,000	7,000
1.60%, 09/10/08	15,000	15,000
Permanent Univ Fund Refunding Bonds
Series 2006B
1.54%, 07/03/08 (a)(c)(d)	16,753	16,753
1.55%, 07/03/08 (a)(c)(d)	14,350	14,350
Revenue Financing System Bonds
Series 2008B
1.30%, 07/03/08 (a)	20,520	20,520
1.45%, 07/03/08 (a)	11,400	11,400
Waco Education Finance Corp
Refunding RB (Baylor Univ)
Series 2008C
1.55%, 07/03/08 (a)(c)(d)	15,270	15,270
Waco Health Facilities Development Corp
Mortgage RB (Hillcrest Health System)
Series 2006A
1.57%, 07/03/08 (a)(b)(c)(d)	10,870	10,870
West Univ Place
Permanent Improvement Refunding Bonds
Series 2005
1.58%, 07/03/08 (a)(b)(c)(d)	4,960	4,960

		2,048,449

Utah 1.0%
Intermountain Power Agency
Power Supply RB
Series 1985F
2.75%, 09/15/08 (b)(c)	5,000	5,000
3.51%, 09/15/08 (b)(c)	4,000	4,000
Power Supply Refunding RB
Series 1985E
2.75%, 09/15/08 (b)(c)	29,000	29,000
Riverton
Hospital RB (IHC Health Services)
Series 2007A
1.60%, 07/03/08 (a)(c)(d)	14,015	14,015
Salt Lake City
RB (IHC Health Services)
Series 2001
1.74%, 07/03/08 (a)(b)(c)(d)	26,730	26,730
Univ of Utah
Student Loan RB
Series 1993A
2.05%, 07/02/08 (a)(b)	5,000	5,000
Utah Building Ownership Auth
Lease Refunding RB
Series 1998C
1.61%, 07/03/08 (a)(b)(c)(d)	9,695	9,695
Utah State Board of Regents
Hospital Refunding RB (Univ of Utah)
Series 2006A
3.78%, 08/13/08 (b)(c)(d)(g)	49,510	49,510
Utah Transit Auth
Subordinated Sales Tax Refunding RB
Series 2007A
1.56%, 07/03/08 (a)(b)(c)(d)	18,595	18,595
1.56%, 07/03/08 (a)(b)(c)(d)	7,430	7,430
1.63%, 07/03/08 (a)(b)(c)(d)	9,185	9,185

		178,160

Vermont 0.2%
Vermont Economic Development Auth
IDRB (Agri-Mark)
Series 1999A
1.70%, 07/03/08 (a)(b)	17,000	17,000
IDRB (Agri-Mark)
Series 1999B
1.70%, 07/03/08 (a)(b)	1,000	1,000

See financial notes 43

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Vermont Education & Health Buildings Financing Agency
RB (Middlebury College)
Series 2008
1.30%, 07/03/08 (a)(c)	18,420	18,420

		36,420

Virginia 2.0%
Arlington Cnty IDA
M/F Housing RB (Gates of Ballston Apts)
Series 2005
1.62%, 07/02/08 (a)(b)	14,400	14,400
Capital Beltway Funding Corp of Virginia
Sr Lien Toll RB (I-495 Hot Lanes)
Series 2008A
1.60%, 07/03/08 (a)(b)	50,000	50,000
Chesterfield Cnty Economic Development Auth
RB (Bon Secours Health System)
Series 2008C1
1.52%, 07/02/08 (a)(b)(c)	7,140	7,140
Henrico Economic Development Auth
RB (Bon Secours Health System)
Series 2008B1
1.52%, 07/02/08 (a)(b)(c)	5,145	5,145
RB (Bon Secours Health System)
Series 2008B2
1.52%, 07/02/08 (a)(b)(c)	5,150	5,150
King George Cnty
Solid Waste Disposal Facility RB (Garnet)
Series 1996
1.70%, 07/03/08 (a)(b)	3,700	3,700
Newport News IDA
RB (CNU Warwick Student Apts)
Series 2004
1.55%, 07/03/08 (a)(b)	4,000	4,000
Norfolk Economic Development Auth VA
Hospital Facilities RB (Sentara Healthcare)
Series 2004C
1.52%, 07/02/08 (a)(b)	5,000	5,000
Portsmouth Redevelopment & Housing Auth
M/F Housing RB (Churchland North Apts)
Series 1999
1.68%, 07/02/08 (a)(b)	5,895	5,895
Roanoke IDA
Hospital RB (Carilion Health System)
Series 2005A-1
2.10%, 07/01/08 (a)(b)(c)	2,500	2,500
Hospital RB (Carilion Health System)
Series 2005A-2
2.10%, 07/01/08 (a)(b)(c)	2,000	2,000
Russell Cnty IDA
Hospital RB (Mountain States Alliance)
Series 2008B
1.40%, 07/02/08 (a)(b)	27,115	27,115
Suffolk Economic Development Auth
Refunding RB (Sentara Healthcare)
Series 2008
1.55%, 07/03/08 (a)(c)(d)	40,000	40,000
Virginia Beach Development Auth
M/F Residential Rental Housing RB (Silver Hill at Thalia)
Series 1999
1.68%, 07/02/08 (a)(b)	3,800	3,800
Virginia College Building Auth
Educational Facilities RB
Series 2007A
1.60%, 07/03/08 (a)(c)(d)	19,180	19,180
Virginia Housing Development Auth
Commonwealth Mortgage Bonds
Series 2001H1
1.70%, 07/03/08 (a)(b)(c)(d)	16,720	16,720
Commonwealth Mortgage Bonds
Series 2006D1
1.96%, 07/02/08 (a)(c)(d)	5,740	5,740
Commonwealth Mortgage Bonds
Series 2006D2
1.96%, 07/02/08 (a)(c)(d)	6,290	6,290
Commonwealth Mortgage Bonds
Series 2007A3 & 2007A5
1.92%, 07/02/08 (a)(c)(d)	27,195	27,195
Virginia Port Auth
BAN
Series 2008
1.95%, 07/01/09	32,500	32,835
Port Facilities RB
Series 2006
1.69%, 07/03/08 (a)(b)(c)(d)	3,000	3,000
Port Fund RB (2002 Resolution)
Series 2005A
1.62%, 07/03/08 (a)(b)(c)(d)	2,615	2,615
Virginia Univ Health System Auth
RB
Series 2008C
2.73%, 07/01/08 (a)(b)	5,000	5,000
Winchester IDA
Hospital RB (Valley Health System)
Series 2007
1.81%, 07/03/08 (a)(b)(c)(d)	34,735	34,735
Hospital RB (Winchester Medical Center)
Series 1991
1.54%, 07/03/08 (a)(b)(c)(d)	14,590	14,590

		343,745

Washington 5.5%
Cacade Water Alliance
Water System RB
Series 2006
1.56%, 07/03/08 (a)(b)(c)(d)	8,650	8,650
Central Puget Sound Regional Transit Auth
Sales Tax Bonds
Series 2007A
1.63%, 07/03/08 (a)(b)(c)(d)	12,620	12,620
City of Tacoma
Water System RB
Series 2001
2.05%, 07/03/08 (a)(b)(c)(d)	13,855	13,855
Douglas Cnty Development Corp
RB (Executive Flight)
Series 1998
1.70%, 07/03/08 (a)(b)	5,700	5,700

44 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Energy Northwest
Refunding Electric RB (Columbia Generating Station & Project No. 3)
Series 2001A
1.60%, 07/03/08 (a)(b)(c)(d)	25,500	25,500
Refunding Electric RB (Project No.1)
Series 2002A
2.14%, 07/03/08 (a)(b)(c)(d)(g)	32,460	32,460
Refunding Electric RB (Project No.3)
Series 2003A
1.54%, 07/03/08 (a)(b)(c)(d)	5,195	5,195
Refunding RB
Series 2008F1
1.40%, 07/02/08 (a)(c)	5,000	5,000
King Cnty
Limited Tax GO Refunding Bonds
Series 2008
1.58%, 07/03/08 (a)(c)(d)	3,555	3,555
1.60%, 07/03/08 (a)(c)(d)	3,800	3,800
Sewer RB
Series 2007
1.61%, 07/03/08 (a)(b)(c)(d)	31,250	31,250
Sewer Refunding RB
Series 2006
1.56%, 07/03/08 (a)(b)(c)(d)	7,635	7,635
King Cnty Public Hospital District #1
Limited Tax GO Refunding Bonds
Series 2008A
1.57%, 07/03/08 (a)(b)(c)(d)	3,925	3,925
Olympia
Solid Waste RB (LeMay Enterprises)
Series 1999
1.72%, 07/02/08 (a)(b)	3,290	3,290
Pierce Cnty Economic Development Corp
IDRB (McFarland Cascade)
Series 1996
1.75%, 07/03/08 (a)(b)	3,945	3,945
RB (Flex-A-Lite Consolidated)
Series 1996
1.70%, 07/02/08 (a)(b)	1,800	1,800
Solid Waste RB (LeMay Enterprises)
Series 1999
1.72%, 07/02/08 (a)(b)	575	575
Port of Centralia IDA
Solid Waste RB (LeMay Enterprises)
Series 1999
1.72%, 07/02/08 (a)(b)	360	360
Port of Seattle
Passenger Facility Charge RB
Series 1998A
1.54%, 07/03/08 (a)(b)(c)(d)	13,500	13,500
RB
Series 2001A
4.15%, 07/02/08 (a)(b)(c)(d)	10,000	10,000
RB
Series 2001B
1.60%, 07/03/08 (a)(b)(c)(d)	15,745	15,745
RB
Series 2003A
2.05%, 07/03/08 (a)(b)(c)(d)	1,000	1,000
2.05%, 07/03/08 (a)(b)(c)(d)	28,105	28,105
RB
Series 2003B
2.15%, 07/03/08 (a)(b)(c)(d)	5,140	5,140
Subordinate Lien RB
Series 2005
1.80%, 07/02/08 (a)(b)	8,500	8,500
Subordinate Lien Refunding RB
Series 2008
1.70%, 07/02/08 (a)(b)	40,000	40,000
Port of Tacoma
Limited Tax GO Bonds
Series 2008A
1.65%, 07/03/08 (a)(b)(c)(d)	2,388	2,388
Subordinate Lien Refunding RB
Series 2008
3.05%, 07/01/08 (a)(b)	55,000	55,000
Seattle
Drainage & Wastewater RB 2008
1.58%, 07/03/08 (a)(b)(c)(d)	10,000	10,000
Limited Tax GO Improvement & Refunding Bonds
Series 2007
1.60%, 07/03/08 (a)(c)(d)	5,910	5,910
Refunding RB
Series 2002
2.05%, 07/03/08 (a)(b)(c)(d)	7,325	7,325
Solid Waste Refunding RB
Series 2007
2.05%, 07/03/08 (a)(b)(c)(d)	8,772	8,772
Seattle Housing Auth
RB
Series 1996
1.70%, 07/02/08 (a)(b)	3,110	3,110
Snohomish Cnty Public Utility District #1
Electric System Refunding RB
Series 2005A
1.60%, 07/03/08 (a)(b)(c)(d)	7,360	7,360
Tacoma Housing Auth
RB (Crown Assisted Living)
Series 1998
1.64%, 07/02/08 (a)(b)	2,780	2,780
Univ of Washington
RB
Series 2007
1.58%, 07/03/08 (a)(b)(c)(d)	28,630	28,630
Washington
GO Bonds
Series 2000B
1.55%, 07/03/08 (a)(c)(d)	11,955	11,955
GO Bonds
Series 2003A
1.59%, 07/03/08 (a)(b)(c)(d)	5,170	5,170
GO Bonds
Series 2003C
2.05%, 07/03/08 (a)(b)(c)(d)	4,590	4,590
2.05%, 07/03/08 (a)(b)(c)(d)	7,335	7,335
GO Bonds
Series 2008B
2.13%, 07/03/08 (a)(b)(c)(d)	31,105	31,105
GO Refunding Bonds
Series R2006A
2.05%, 07/03/08 (a)(b)(c)(d)	25,950	25,950

See financial notes 45

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Motor Vehicle Fuel Tax GO Bonds
Series 2003C
1.57%, 07/03/08 (a)(b)(c)(d)	10,000	10,000
Motor Vehicle Fuel Tax GO Bonds
Series 2006E
1.58%, 07/03/08 (a)(b)(c)(d)	6,150	6,150
2.05%, 07/03/08 (a)(b)(c)(d)	15,815	15,815
Motor Vehicle Fuel Tax GO Bonds
Series 2007D
1.63%, 07/03/08 (a)(b)(c)(d)	15,945	15,945
Motor Vehicle Fuel Tax GO Bonds
Series 2008B
1.81%, 07/03/08 (a)(b)(c)(d)	6,000	6,000
Motor Vehicle Fuel Tax GO Bonds
Series 2008D
1.55%, 07/03/08 (a)(c)(d)	7,829	7,829
2.74%, 01/01/09	8,880	8,913
Various Purpose GO Bonds
Series 2002B
1.60%, 07/03/08 (a)(b)(c)(d)	29,540	29,540
Various Purpose GO Bonds
Series 2004A
4.11%, 07/02/08 (a)(b)(c)(d)	9,960	9,960
Various Purpose GO Bonds
Series 2005D
1.63%, 07/03/08 (a)(b)(c)(d)	3,445	3,445
Various Purpose GO Bonds
Series 2006D
3.80%, 07/10/08 (a)(b)(c)(d)	8,560	8,560
Various Purpose GO Bonds
Series 2008A
1.55%, 07/03/08 (a)(c)(d)	6,000	6,000
Various Purpose GO Bonds
Series 2008C
1.60%, 07/03/08 (a)(c)(d)	1,225	1,225
Washington Economic Development Finance Auth
RB (Hunter Douglas)
Series 1997A
1.68%, 07/02/08 (a)(b)	3,500	3,500
Solid Waste Disposal RB (Cedar Grove Composting)
Series 2004B
1.72%, 07/02/08 (a)(b)	13,600	13,600
Solid Waste Disposal RB (Heirborne Investments)
Series 2006K
1.72%, 07/02/08 (a)(b)	5,840	5,840
Solid Waste Disposal RB (Lemay Enterprises)
Series 2005B
1.72%, 07/02/08 (a)(b)	5,350	5,350
Solid Waste Disposal RB (Specialty Chemical Products)
Series 2007
1.70%, 07/03/08 (a)(b)	20,800	20,800
Solid Waste Disposal RB (Waste Management)
Series 2000C
1.70%, 07/02/08 (a)(b)	16,500	16,500
Solid Waste Disposal RB (Waste Management)
Series 2000H
1.70%, 07/02/08 (a)(b)	6,825	6,825
Solid Waste Disposal RB (Waste Management)
Series 2000I
1.58%, 07/02/08 (a)(b)	9,910	9,910
1.70%, 07/02/08 (a)(b)	7,235	7,235
Solid Waste Disposal RB (Waste Management)
Series 2005D
1.70%, 07/03/08 (a)(b)	18,000	18,000
Washington Health Care Facilities Auth
RB (Children’s Hospital & Regional Medical Center)
Series 2008B
1.45%, 07/02/08 (a)(b)	20,000	20,000
RB (PeaceHealth)
Series 2008D
1.55%, 07/03/08 (a)(b)	3,500	3,500
RB (Yakima Valley Farm Workers Clinic)
Series 1997
1.55%, 07/02/08 (a)(b)	2,200	2,200
RB
Series 2008A4
1.55%, 07/02/08 (a)	5,000	5,000
RB
Series 2008A5
1.70%, 07/02/08 (a)	5,000	5,000
Washington Housing Finance Commission
M/F Housing RB (Anchor Village Apts)
Series 1997
1.65%, 07/03/08 (a)(b)	10,750	10,750
M/F Housing RB (Brittany Park Phase II)
Series 1998A
1.65%, 07/03/08 (a)(b)	3,480	3,480
M/F Housing RB (Brittany Park)
Series 1996A
1.65%, 07/03/08 (a)(b)	8,930	8,930
M/F Housing RB (Fairwinds Redmond)
Series 2005A
1.65%, 07/03/08 (a)(b)	7,500	7,500
M/F Housing RB (Forest Creek Apts)
Series 2006
1.65%, 07/03/08 (a)(b)	13,815	13,815
M/F Housing RB (Highlander Apts)
Series 2004A
1.65%, 07/03/08 (a)(b)	7,000	7,000
M/F Housing RB (Lakewood Meadows Apts)
Series 2000A
1.70%, 07/03/08 (a)(b)	3,140	3,140
M/F Housing RB (Merrill Gardens at Queen Anne)
Series 2004A
1.65%, 07/03/08 (a)(b)	11,000	11,000
M/F Housing RB (Merrill Gardens)
Series 1997A
1.65%, 07/03/08 (a)(b)	6,125	6,125
M/F Housing RB (Rainier Court Apts)
Series 2003A
1.65%, 07/03/08 (a)(b)	12,750	12,750
M/F Housing RB (Silver Creek Apts)
Series 2004
1.65%, 07/03/08 (a)(b)	4,100	4,100
M/F Housing RB (The Seasons Apts)
Series 2006
1.70%, 07/03/08 (a)(b)	20,000	20,000
M/F Housing RB (Vintage at Burien)
Series 2004A
1.65%, 07/03/08 (a)(b)	6,570	6,570
M/F Housing RB (Woodrose Apts)
Series 1999A
1.65%, 07/03/08 (a)(b)	6,750	6,750

46 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

M/F Mortgage RB (Canyon Lakes)
Series 1993
1.65%, 07/03/08 (a)(b)	3,930	3,930
M/F Mortgage RB (Meridian Court Apts)
Series 1996
1.66%, 07/02/08 (a)(b)	6,700	6,700
M/F RB (Cedar Ridge Retirement)
Series 2005A
1.65%, 07/03/08 (a)(b)	5,030	5,030
Non-Profit RB (Seattle Art Museum)
Series 2005
2.35%, 07/01/08 (a)(b)	3,250	3,250
Non-Profit Refunding RB (Horizon House)
Series 2005
1.63%, 07/03/08 (a)(b)	11,455	11,455
Washington State Univ
Student Fee RB
Series 2006A
1.58%, 07/03/08 (a)(b)(c)(d)	16,800	16,800
Yakima Cnty Public Corp
IDRB (Cowiche Growers)
Series 1998
1.70%, 07/03/08 (a)(b)	1,600	1,600

		951,802

West Virginia 0.6%
Marion Cnty
Solid Waste Disposal Facility RB (Grant Town Cogeneration)
Series 1990B
2.00%, 07/02/08 (a)(b)	15,685	15,685
Solid Waste Disposal Facility RB (Grant Town Cogeneration)
Series 1990C
2.00%, 07/02/08 (a)(b)	13,600	13,600
Solid Waste Disposal Facility RB (Grant Town Cogeneration)
Series 1990D
2.00%, 07/02/08 (a)(b)	2,600	2,600
West Virginia Economic Development Auth
Refunding RB (Appalachian Power Co-Mountaineer)
Series 2008A
1.62%, 07/03/08 (a)(b)	25,000	25,000
Refunding RB (Appalachian Power Co-Mountaineer)
Series 2008B
1.68%, 07/03/08 (a)(b)	15,000	15,000
Refunding RB (Ohio Power Co-Kammer)
Series 2008B
1.45%, 07/03/08 (a)(b)	6,665	6,665
West Virginia Housing Development Fund
Housing Finance Bonds
Series 2001D
1.56%, 07/03/08 (a)(c)(d)	5,535	5,535
West Virginia State Hospital Finance Auth
Refunding RB (Charleston Area Medical Center)
Series 1995A
1.54%, 07/03/08 (a)(b)(c)(d)	17,535	17,535

		101,620

Wisconsin 2.0%
Colburn IDA
IDRB (Heartland Farms)
Series 1994
2.13%, 07/03/08 (a)(b)	3,700	3,700
Kenosha
IDRB (Asyst Technologies)
Series 1997
1.70%, 07/03/08 (a)(b)	5,000	5,000
Milwaukee
GO CP Promissory Notes
Series 2008C2
0.95%, 08/08/08 (b)	6,000	6,000
Univ of Wisconsin Hospitals & Clinics Auth
Refunding RB
Series 2008B
1.70%, 07/01/08 (a)(b)	5,600	5,600
Wisconsin
GO CP Notes
1.49%, 07/10/08 (c)	20,000	20,000
Operating Notes of 2008
1.69%, 06/15/09	50,000	50,615
Transportation RB
Series 2007A
1.58%, 07/03/08 (a)(b)(c)(d)	8,060	8,060
Wisconsin Health & Educational Facilities Auth
Health Care Facilities RB (Luther Hospital)
Series 2008
1.68%, 04/15/09	13,800	13,800
RB (Aurora Health Care)
Series 1997
1.54%, 07/03/08 (a)(b)(c)(d)	15,860	15,860
1.54%, 07/03/08 (a)(b)(c)(d)	37,500	37,500
RB (Aurora Medical Group)
Series 1996
1.54%, 07/03/08 (a)(b)(c)(d)	52,000	52,000
RB (Bellin Memorial Hospital)
Series 1993
1.59%, 07/03/08 (a)(b)(c)(d)	7,382	7,382
RB (Univ of Wisconsin Medical Foundation)
Series 2000
1.40%, 07/02/08 (a)(b)	44,600	44,600
Wisconsin Housing & Economic Development Auth
Business Development RB (Ultratec)
Series 1995-7
2.13%, 07/03/08 (a)(b)	1,710	1,710
Homeownership RB
Series 2002C
1.55%, 07/02/08 (a)(c)	1,870	1,870
Homeownership RB
Series 2003B
1.75%, 07/02/08 (a)(c)	10,455	10,455
Homeownership RB
Series 2004D
1.62%, 07/03/08 (a)(c)(d)	1,525	1,525
Homeownership RB
Series 2005C
1.75%, 07/02/08 (a)(c)	11,000	11,000
Housing RB
Series 2008A
2.05%, 07/03/08 (a)(c)	6,730	6,730
Housing RB
Series 2008C
2.05%, 07/03/08 (a)(c)	7,335	7,335
Housing RB
Series 2008G
1.75%, 07/03/08 (a)(c)	22,395	22,395

See financial notes 47

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Wisconsin Public Power
Power Supply System RB
Series 2008A
1.65%, 07/03/08 (a)(b)(c)(d)	10,395	10,395
Wisconsin Rapids
IDRB (Thiele Kaolin)
Series 1998
1.68%, 07/02/08 (a)(b)	4,500	4,500

		348,032

Wyoming 0.7%
Campbell Cnty
IDRB (Two Elk Partners)
Series 2007
3.65%, 11/28/08 (g)	91,000	91,000
Sublette Cnty
Pollution Control RB (Exxon Mobil)
Series 1987B
2.10%, 07/01/08 (a)	4,800	4,800
Uinta Cnty
Pollution Control Refunding RB (Chevron USA)
Series 1992
1.60%, 07/01/08 (a)	2,000	2,000
Pollution Control Refunding RB (Chevron USA)
Series 1993
1.70%, 07/01/08 (a)	2,000	2,000
Wyoming Community Development Auth
S/F Mortgage RB Draw Down
Series 2007
1.51%, 07/03/08 (a)(c)(d)	15,000	15,000

		114,800

Total Municipal Securities (Cost $17,034,522)		17,034,522

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/08, the tax basis cost of the fund’s investments was $17,034,522.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,266,413 or 47.8% of net assets.
(e)	Illiquid security. At the period end, the value of these amounted to $26,134 or 0.2% of net assets.
(f)	Delayed-delivery security.
(g)	All or a portion of this security is held as collateral for delayed delivery security.

BAN — Bond anticipation note
COP — Certificate of participation
GO — General obligation
HFA — Housing finance agency
IDA — Industrial development authority
IDB — Industrial development board
IDRB — Industrial development revenue bond
ISD — Independent school district
M/F — Multi-family
RAN — Revenue anticipation note
RB — Revenue bond
SD — School district
S/F — Single-family
TAN — Tax anticipation note
TECP — Tax-exempt commercial paper
TRAN — Tax and revenue anticipation note

48 See financial notes

 Schwab Municipal Money Fund

Statement of
Assets and Liabilities
As of June 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$17,034,522
Cash		28,968
Receivables:
Investments sold		347,490
Fund shares sold		28,889
Interest		78,479
Prepaid expenses	+	4

Total assets		17,518,352

Liabilities
Payables:
Investments bought		164,869
Investment adviser and administrator fees		339
Transfer agent and shareholder services fees		291
Fund shares redeemed		61,855
Distributions to shareholders		9,290
Accrued expenses	+	161

Total liabilities		236,805

Net Assets
Total assets		17,518,352
Total liabilities	–	236,805

Net assets		$17,281,547
Net Assets by Source
Capital received from investors		17,281,158
Net realized capital gains		389

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$8,672,415		8,674,309		$1.00
Value Advantage Shares	$2,884,048		2,883,846		$1.00
Select Shares	$1,507,940		1,507,691		$1.00
Institutional Shares	$4,217,144		4,216,439		$1.00

See financial notes 49

 Schwab Municipal Money Fund

Statement of
Operations
For January 1, 2008 through June 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Interest		$211,540

Net Realized Gains and Losses
Net realized gains on investments		1,785

Expenses
Investment adviser and administrator fees		26,736
Transfer agent and shareholder service fees:
Sweep Shares		15,336
Value Advantage Shares		3,129
Select Shares		1,585
Institutional Shares		4,409
Registration fees		806
Portfolio accounting fees		235
Shareholder reports		205
Custodian fees		153
Professional fees		37
Trustees’ fees		36
Interest expense		35
Other expenses	+	47

Total expenses		52,749
Expense reduction by adviser and Schwab	−	13,231
Custody credits	−	609

Net expenses		38,909

Increase (Decrease) in Net Assets from Operations
Total investment income		211,540
Net expenses	−	38,909

Net investment income		172,631
Net realized gains	+	1,785

Increase in net assets from operations		$174,416

50 See financial notes

 Schwab Municipal Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited

Operations

		1/1/08-06/30/08	1/1/07-12/31/07
Net investment income		$172,631	$463,816
Net realized gains	+	1,785	1,956

Increase in net assets from operations		174,416	465,772

Distributions to Shareholders
Distributions from net investment income
Sweep Shares		83,403	228,064
Value Advantage Shares		28,998	86,989
Select Shares		15,406	44,509
Institutional Shares	+	44,824	104,254

Total distributions from net investment income		172,631	463,816

Transactions in Fund Shares*
Shares Sold
Sweep Shares		22,671,278	42,441,488
Value Advantage Shares		2,144,213	3,637,661
Select Shares		1,482,120	2,573,162
Institutional Shares	+	4,113,678	6,257,609

Total shares sold		30,411,289	54,909,920

Shares Reinvested
Sweep Shares		77,585	224,163
Value Advantage Shares		23,075	75,977
Select Shares		12,375	38,334
Institutional Shares	+	34,722	89,845

Total shares reinvested		147,757	428,319

Shares Redeemed
Sweep Shares		(22,568,498)	(41,406,081)
Value Advantage Shares		(2,069,270)	(3,726,353)
Select Shares		(1,414,555)	(2,427,616)
Institutional Shares	+	(3,771,373)	(5,001,979)

Total shares redeemed		(29,823,696)	(52,562,029)

Net transactions in fund shares		735,350	2,776,210

Net Assets
Beginning of period		16,544,412	13,766,246
Total increase	+	737,135	2,778,166

End of period		$17,281,547	$16,544,412

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 51

Schwab AMT Tax-Free Money Fundtm

Financial Statements

Financial Highlights

	1/1/08–		1/1/07–	1/1/06–	1/1/05–	1/1/04–	1/1/03–
Sweep Shares	06/30/08*		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.03	0.03	0.02	0.01	0.00 [1]

Less distributions:
Distributions from net investment income	(0.01)		(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[1]

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.90	[2]	3.07	2.83	1.81	0.60	0.46

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.62	[3]	0.63	0.65	0.65	0.66	0.64
Gross operating expenses	0.73	[3]	0.75	0.86	0.85	0.85	0.85
Net investment income (loss)	1.80	[3]	3.02	2.77	1.78	0.59	0.47
Net assets, end of period ($ x 1,000,000)	1,756		1,680	1,045	1,973	1,905	1,804

	1/1/08–		1/1/07–	11/6/06[4]–
Value Advantage Shares	06/30/08*		12/31/07	12/31/06

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.03	0.00	[1]

Less distributions:
Distributions from net investment income	(0.01)		(0.03)	(0.00)[1]

Net asset value at end of period	1.00		1.00	1.00

Total return (%)	0.99	[2]	3.26	0.49	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.44	[3,5]	0.45	0.44	[3,5]
Gross operating expenses	0.60	[3]	0.63	0.68	[3]
Net investment income (loss)	1.96	[3]	3.19	3.22	[3]
Net assets, end of period ($ x 1,000,000)	1,481		1,224	85

* Unaudited.
1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 Commencement of operations.
5 The ratio of net operating expenses would have been 0.45% if custody credits and an additional voluntary waiver had not been included.

52 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings as of June 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.5%	Municipal Securities	3,186,883	3,186,883

98.5%	Total Investments	3,186,883	3,186,883
1.5%	Other Assets and Liabilities		49,388

100.0%	Net Assets		3,236,271

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 98.5% of net assets

Alabama 2.6%
Alabama Municipal Funding Corp
Municipal Funding Notes Master
Series 2006A
1.57%, 07/03/08 (a)(b)	15,305	15,305
Municipal Funding Notes
Series 2008A (Tranche I)
1.57%, 07/03/08 (a)(b)	29,895	29,895
Alabama Public School & College Auth
Capital Improvement Bonds
Series 2007
1.55%, 07/03/08 (a)(c)(d)	10,285	10,285
1.65%, 07/03/08 (a)(b)(c)(d)	5,965	5,965
Birmingham Downtown Redevelopment Auth
RB (UAB Educational Foundation)
Series 2002
1.60%, 07/02/08 (a)(b)	18,175	18,175
Mobile Board of Water & Sewer
RB
Series 2006
1.55%, 07/03/08 (a)(b)(c)(d)	4,165	4,165

		83,790

Arizona 4.4%
Arizona Health Facilities Auth
RB (Banner Health)
Series 2007B
1.55%, 07/03/08 (a)(c)(d)	17,775	17,775
RB (Catholic Healthcare West)
Series 2008A
1.55%, 07/02/08 (a)(b)	5,000	5,000
RB (Catholic Healthcare West)
Series 2008B
1.55%, 07/02/08 (a)(b)	5,000	5,000
RB (Catholic Healthcare West)
Series 2008C
1.53%, 07/02/08 (a)(b)	5,000	5,000
RB (Catholic Healthcare West)
Series 2008D
1.53%, 07/02/08 (a)(b)	5,000	5,000
Arizona Transportation Board
Highway RB
Series 2005B
1.55%, 07/03/08 (a)(c)(d)	2,570	2,570
Highway RB
Series 2006
1.55%, 07/03/08 (a)(c)(d)	4,210	4,210
Downtown Phoenix Hotel Corp
Sr RB
Series 2005A
1.63%, 07/03/08 (a)(b)(c)(d)	7,950	7,950
Maricopa Cnty SD No.11
School Improvement Bonds (Peoria Unified)
Series 2008
1.87%, 07/01/09 (b)	8,750	8,847
Phoenix Civic Improvement Corp
Subordinated Excise Tax RB (Civic Plaza Expansion)
Series 2005A
1.58%, 07/03/08 (a)(b)(c)(d)	2,000	2,000
Pima Cnty
COP
Series 2008
2.22%, 06/01/09	6,000	6,150
Salt Verde Financial Corp
Sr Gas RB
Series 2007
1.62%, 07/03/08 (a)(b)(c)(d)	13,585	13,585
Scottsdale IDA
Hospital RB (Scottsdale Healthcare)
Series 2006G
1.59%, 07/03/08 (a)(b)(c)(d)	20,755	20,755
Scottsdale Municipal Property Corp
Excise Tax Refunding RB
Series 2006
1.54%, 07/03/08 (a)(c)(d)	9,539	9,539
Yuma Municipal Property Corp
Sr Lien Utility System RB
Series 2007
1.56%, 07/03/08 (a)(b)(c)(d)	29,140	29,140

		142,521

Colorado 2.5%
Aurora
First Lien Water Improvement RB
Series 2007A
2.05%, 07/03/08 (a)(b)(c)(d)	9,985	9,985
Colorado
TRAN
Series 2007B
2.90%, 08/05/08	40,000	40,002

See financial notes 53

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Colorado Health Facilities Auth
RB (Exempla Northwest Medical Center)
Series 2002A
1.55%, 07/03/08 (a)(b)(c)(d)	12,000	12,000
Denver Urban Renewal Auth
Sr Tax Increment RB
Series 2008A1
1.57%, 07/03/08 (a)(b)	8,000	8,000
Southglenn Metropolitan District
Special RB
Series 2007
1.60%, 07/03/08 (a)(b)	10,000	10,000

		79,987

Connecticut 0.4%
Connecticut Health & Educational Facilities Auth
RB (Yale Univ)
Series Z3
1.53%, 07/03/08 (a)(c)(d)	4,869	4,869
RB (Yale-New Haven Hospital Issue)
Series K1
1.45%, 07/02/08 (a)(b)	7,835	7,835

		12,704

District of Columbia 1.8%
District of Columbia
GO Bonds
Series 2001C
1.55%, 07/03/08 (a)(b)	6,745	6,745
GO Bonds
Series 2007A
1.57%, 07/03/08 (a)(b)(c)(d)	18,245	18,245
GO Bonds
Series 2007C
1.60%, 07/03/08 (a)(b)(c)(d)	4,995	4,995
Multimodal RB (American Univ)
Series 2006 Subseries 2006A
1.55%, 07/03/08 (a)(b)	11,000	11,000
RB (St Coletta Special Education Public Charter School)
Series 2005
1.55%, 07/03/08 (a)(b)	6,820	6,820
National Capital Revitalization Corp
RB (DC USA Parking Garage)
Series 2006
1.68%, 07/03/08 (a)(b)(c)(d)	12,000	12,000

		59,805

Florida 12.8%
Broward Cnty
Professional Sports Facilities Tax & Revenue Refunding Bonds
Series 2006A
1.58%, 07/03/08 (a)(b)(c)(d)	7,150	7,150
Broward Cnty HFA
M/F Housing Refunding RB (Island Club Apts)
Series 2001A
1.58%, 07/03/08 (a)(b)	3,000	3,000
Cape Coral
CP Notes
2.65%, 09/25/08 (b)	6,500	6,500
Citizens Property Insurance Corp
Sr Secured Refunding Bonds
Series 2008A2
2.50%, 06/01/09 (b)	10,000	10,179
Florida Board of Education
Public Education Capital Outlay Bonds
Series 1998E
1.55%, 07/03/08 (a)(c)(d)	11,170	11,170
Public Education Capital Outlay Bonds
Series 2003C
1.90%, 07/03/08 (a)(b)(c)(d)	9,100	9,100
Public Education Capital Outlay Bonds
Series 2005F
1.60%, 07/03/08 (a)(c)(d)	9,585	9,585
Public Education Capital Outlay Bonds
Series 2006C
1.53%, 07/03/08 (a)(c)(d)	19,630	19,630
Florida Department of Transportation
Turnpike RB
Series 2006A
1.58%, 07/03/08 (a)(b)(c)(d)	11,515	11,515
Turnpike RB
Series 2007A
1.59%, 07/03/08 (a)(b)(c)(d)	17,555	17,555
Turnpike RB
Series 2008A
1.60%, 07/03/08 (a)(c)(d)	4,775	4,775
Florida Higher Educational Facilities Financing Auth
RB (St. Thomas Univ Project)
Series 2003
2.50%, 07/01/08 (a)(b)	925	925
Florida Hurricane Catastrophe Fund Finance Corp
RB
2.47%, 07/03/08 (a)(b)(c)(d)	25,885	25,885
Florida Local Government Finance Commission
Pooled TECP
Series 1994A
1.65%, 08/07/08 (b)	56,000	56,000
1.68%, 09/10/08 (b)	43,321	43,321
Gainesville
Utilities System RB
Series 2005A
1.65%, 07/03/08 (a)(b)(c)(d)	4,545	4,545
Jacksonville
Transportation RB
Series 2007
1.65%, 07/03/08 (a)(b)(c)(d)	14,555	14,555
JEA
Electric System RB
Series Three 2008C4
1.40%, 07/03/08 (a)(c)	8,350	8,350
Electric System Subordinated RB
Series 2008D
1.45%, 07/02/08 (a)(c)	7,845	7,845
Water & Sewer System RB
Series 2008B
1.45%, 07/02/08 (a)(c)	8,430	8,430
Miami-Dade Cnty
Capital Asset Acquisition Special Obligation Bonds
Series 2007A
1.58%, 07/03/08 (a)(b)(c)(d)	2,245	2,245

54 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Miami-Dade Cnty SD
COP
Series 2007A
1.58%, 07/03/08 (a)(b)(c)(d)	10,975	10,975
North Broward Hospital District
Refunding RB
Series 2007
1.47%, 07/03/08 (a)(b)	10,000	10,000
Orange Cnty Health Facilities Auth
RB (Presbyterian Retirement Communities)
Series 2006B
1.60%, 07/03/08 (a)(b)	10,000	10,000
Refunding Program RB (Pooled Hospital Loan)
Series 1985
1.72%, 08/14/08 (b)	18,200	18,200
Orange Cnty HFA
Refunding RB (Highland Pointe Apts)
Series 1998J
1.55%, 07/03/08 (a)(b)	7,455	7,455
Orange Cnty IDA
Educational Facilities RB (UCF Hospitality School Student Housing Foundation)
Series 2004
1.53%, 07/02/08 (a)(b)	8,360	8,360
Palm Beach Cnty Health Facilities Auth
Refunding Program RB (Pooled Hospital Loan)
Series 1985
1.72%, 08/19/08 (b)	7,300	7,300
Palm Beach Cnty SD
Sales Tax Revenue CP
1.20%, 08/04/08 (b)	3,500	3,500
South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida)
Series 2007
1.55%, 07/03/08 (a)(c)(d)	8,750	8,750
Tallahassee
Energy System RB
Series 2007
1.80%, 07/03/08 (a)(b)(c)(d)	9,900	9,900
Tampa
Educational Facilities RB (Pepin Academy of Tampa)
Series 2002
1.58%, 07/03/08 (a)(b)	3,485	3,485
Water & Sewer RB
Series 2007
1.60%, 07/03/08 (a)(c)(d)	3,199	3,199
Tampa Bay Water Auth
Utility System Refunding & Improvement RB
Series 2001A
4.00%, 07/03/08 (a)(b)(c)(d)	5,200	5,200
Utility System Refunding & Improvement RB
Series 2005
1.58%, 07/03/08 (a)(b)(c)(d)	4,980	4,980
Univ of South Florida Research Foundation
RB (Interdisciplinary Research Building)
Series 2004A
1.63%, 07/02/08 (a)(b)	13,700	13,700
West Orange Healthcare District
RB
Series 1999B
1.58%, 07/03/08 (a)(b)	6,000	6,000
Winter Haven
Utility System Improvement & Refunding RB
Series 2005
1.57%, 07/03/08 (a)(b)(c)(d)	990	990

		414,254

Georgia 2.6%
DeKalb Cnty Public Safety & Judicial Facilities Auth
RB (Public Safety & Judicial Facility)
Series 2004
1.55%, 07/03/08 (a)(c)(d)	2,295	2,295
Dekalb Private Hospital Auth
Refunding Revenue Anticipation Certificates (Children’s Healthcare of Atlanta)
Series 2008C
1.50%, 07/02/08 (a)	5,000	5,000
Fulton Cnty Development Auth
RB (Piedmont Healthcare, Inc)
Series 2007
1.53%, 07/02/08 (a)(b)	9,000	9,000
Georgia
GO Bonds
Series 2007E
1.57%, 07/03/08 (a)(c)(d)	8,000	8,000
1.57%, 07/03/08 (a)(c)(d)	6,765	6,765
Gwinnett Cnty Development Auth
COP (Gwinnett Cnty Public Schools)
Series 2006
1.54%, 07/03/08 (a)(b)(c)(d)	3,030	3,030
Gwinnett Cnty SD
GO Bonds
Series 2008
1.55%, 07/03/08 (a)(c)(d)	5,200	5,200
Metro Atlanta Rapid Transit Auth
Sales Tax Refunding RB (Third Indenture)
Series 2007B
1.59%, 07/03/08 (a)(b)(c)(d)	4,725	4,725
Sales Tax Revenue CP Notes
Series 2007D
1.59%, 07/10/08 (c)	24,500	24,500
1.95%, 08/05/08 (c)	7,800	7,800
Richmond Cnty Development Auth
RB (MCG Health)
Series 2008A
1.65%, 07/02/08 (a)(b)	9,000	9,000

		85,315

Hawaii 1.6%
Hawaii
GO Bonds
Series 2008DK
1.55%, 07/03/08 (a)(c)(d)	4,950	4,950
Honolulu
Wastewater System RB (First Bond Resolution) Sr
Series 2006A
1.57%, 07/03/08 (a)(b)(c)(d)	16,490	16,490
Honolulu City & Cnty
GO CP
Series H
1.70%, 09/04/08 (b)	17,500	17,500

See financial notes 55

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Wastewater System RB Sr
Series 2005A
1.59%, 07/03/08 (a)(b)(c)(d)	11,690	11,690

		50,630

Idaho 0.4%
Idaho
TAN
Series 2008
1.72%, 06/30/09	12,500	12,657

Illinois 10.4%
Bolingbrook
Jr Lien Tax Increment RB
Series 2005
1.59%, 07/02/08 (a)(b)	8,880	8,880
Chicago
GO Project & Refunding Bonds
Series 2007A
1.59%, 07/03/08 (a)(b)(c)(d)	8,800	8,800
1.60%, 07/03/08 (a)(b)(c)(d)	26,255	26,255
Refunding GO Bonds
Series 2008A
1.55%, 07/03/08 (a)(c)(d)	5,600	5,600
1.55%, 07/03/08 (a)(c)(d)	5,800	5,800
Sales Tax RB
Series 1998
1.66%, 07/03/08 (a)(b)(c)(d)	9,900	9,900
Second Lien Water Project & Refunding RB
Series 2008
1.65%, 07/03/08 (a)(b)(c)(d)	5,180	5,180
Chicago Board of Education
Unlimited Tax GO Bonds (Dedicated Revenues)
Series 2006B
1.63%, 07/03/08 (a)(b)(c)(d)	11,565	11,565
1.65%, 07/03/08 (a)(b)(c)(d)	3,005	3,005
Cook Cnty
RB (Catholic Theological Union)
Series 2005
1.54%, 07/02/08 (a)(b)	4,000	4,000
Illinois
GO Bonds First
Series 2001
1.57%, 07/03/08 (a)(b)(c)(d)	6,980	6,980
GO Refunding Bonds
Series 2007B
1.54%, 07/03/08 (a)(c)(d)	9,995	9,995
Illinois Finance Auth
CP Revenue Notes (DePaul Univ Financing Program)
1.70%, 09/08/08 (c)	9,000	9,000
RB (Advocate Health Care Network)
Series 2008A1
1.90%, 01/15/09	7,055	7,055
RB (Northwestern Univ)
Series 2006
1.55%, 07/03/08 (a)(c)(d)	10,745	10,745
RB (Northwestern Univ)
Series 2008B
1.40%, 07/02/08 (a)	8,000	8,000
RB (Northwestern Univ)
Series 2008C
1.40%, 07/02/08 (a)	2,000	2,000
RB (Resurrection Health Care)
Series 2005C
1.50%, 07/03/08 (a)(b)	6,690	6,690
RB (Univ of Chicago)
Series 2007
1.58%, 07/03/08 (a)(c)(d)	10,295	10,295
RB (Univ of Chicago)
Series 2008
1.40%, 07/03/08 (a)(c)	8,591	8,591
RB
Series 2007A3
1.60%, 07/03/08 (a)(c)	7,500	7,500
Refunding RB (Swedish Covenant Hospital)
Series 2008A
1.45%, 07/02/08 (a)(b)	37,000	37,000
Illinois Toll Highway Auth
Sr Priority RB
Series 2005A
1.56%, 07/03/08 (a)(b)(c)(d)	10,535	10,535
Metropolitan Pier & Exposition Auth
Bonds (McCormick Place Expansion)
Series 2002A
1.56%, 07/03/08 (a)(b)(c)(d)	11,350	11,350
1.58%, 07/03/08 (a)(b)(c)(d)	10,940	10,940
1.60%, 07/03/08 (a)(b)(c)(d)	15,915	15,915
1.90%, 07/03/08 (a)(b)(c)(d)	10,315	10,315
Metropolitan Water Reclamation District of Greater Chicago
Unlimited Tax GO Capital Improvement Bonds
Series 2006
1.61%, 07/03/08 (a)(c)(d)	11,630	11,630
Northern Illinois Municipal Power Agency
Power Project RB (Prairie State)
Series 2007A
1.58%, 07/03/08 (a)(b)(c)(d)	13,160	13,160
Southwestern Illinois Development Auth
RB (Edwardsville Community Unit SD No.7)
Series 2007
1.65%, 07/03/08 (a)(b)(c)(d)	3,365	3,365
Springfield
Sr Lien Electric RB
Series 2006
1.57%, 07/03/08 (a)(b)(c)(d)	4,950	4,950
St. Clair Cnty
Industrial Building Refunding RB (Winchester Apts)
Series 1994
1.57%, 07/03/08 (a)(b)	15,550	15,550
Village of Western Springs
Special Assessment Bonds (Timber Trails)
Series 2006
1.55%, 07/02/08 (a)(b)	8,930	8,930
Will Cnty Community Unit SD
GO Bonds
Series 2005
1.61%, 07/03/08 (a)(b)(c)(d)	8,600	8,600

		338,076

56 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Indiana 2.2%
Greater Clark Cnty School Building Corp
First Mortgage Bonds
Series 2007
1.65%, 07/03/08 (a)(b)(c)(d)	2,675	2,675
Indiana Health & Educational Facility Financing Auth
RB (Ascension Health Sr Credit Group)
Series 2006
1.56%, 07/03/08 (a)(b)(c)(d)	30,935	30,935
Indiana Health Facility Financing Auth
RB (Ascension Health)
Series 2008 E6
1.75%, 04/01/09	10,000	10,000
Indiana Univ
Consolidated RB
Series 2008A
1.60%, 07/03/08 (a)(c)(d)	1,500	1,500
Indianapolis Local Public Improvement Bond Bank
Bonds (Waterworks)
Series 2002A
2.05%, 07/03/08 (a)(c)(d)	17,495	17,495
Bonds (Waterworks)
Series 2007L
2.05%, 07/03/08 (a)(b)(c)(d)	9,735	9,735

		72,340

Kentucky 1.5%
Boyle Cnty
Hospital RB (Ephraim McDowell Health)
Series 2006
1.54%, 07/03/08 (a)(b)	1,000	1,000
Kentucky Asset/Liability Commission
Project Notes (2005 General Fund) Second
Series A1 & A2
1.67%, 10/06/08 (c)	40,000	40,000
Warren Cnty
Refunding RB (Bowling Green-Warren Cnty Community Hospital Corp)
Series 2008
1.50%, 07/03/08 (a)(b)(c)	8,555	8,555

		49,555

Louisiana 3.1%
Jefferson Sales Tax District
RB
Series 2007
1.56%, 07/03/08 (a)(b)(c)(d)	13,110	13,110
Lafayette
Communications System RB
Series 2007
1.57%, 07/03/08 (a)(b)(c)(d)	19,800	19,800
Lake Charles Harbor & Terminal District
RB (Lake Charles Cogeneration)
Series 2008
2.25%, 03/15/09	20,000	20,000
Louisiana
Gasoline & Fuels Tax RB
Series 2005A
1.56%, 07/03/08 (a)(b)(c)(d)	6,950	6,950
Louisiana Local Government Environmental Facilities & Community Development Auth
RB
Series 2007
1.56%, 07/03/08 (a)(b)(c)(d)	9,115	9,115
Louisiana Public Facilities Auth
Hospital RB (Franciscan Missionaries of Our Lady Health System)
Series 2005B
1.40%, 07/03/08 (a)(b)	10,000	10,000
Refunding RB (Tulane Univ)
Series 2007A1
1.57%, 07/03/08 (a)(b)(c)(d)	20,690	20,690

		99,665

Maryland 1.7%
Maryland Department of Transportation
Consolidated Transportation Bonds
Series 2008
1.55%, 07/03/08 (a)(c)(d)	3,960	3,960
Maryland Health & Higher Educational Facilities Auth
CP Revenue Notes (John Hopkins Health System)
Series E
1.75%, 07/07/08 (b)	15,000	15,000
Mortgage RB (Western Maryland Health System)
Series 2006A
1.58%, 07/03/08 (a)(b)(c)(d)	14,730	14,730
Maryland Transportation Auth
Transportation Facilities RB
Series 2008
1.58%, 07/03/08 (a)(b)(c)(d)	5,500	5,500
Univ System of Maryland
Revolving Loan Program Bonds
Series 2003A
2.05%, 06/01/09 (b)	15,000	15,000

		54,190

Massachusetts 2.1%
Massachusetts
GO Bonds Consolidated Loan
Series 2002D
2.04%, 07/03/08 (a)(b)(c)(d)	2,998	2,998
GO Refunding Bonds
Series 1998A
1.45%, 07/03/08 (a)(c)	12,000	12,000
GO Refunding Bonds
Series 2007A
1.86%, 07/02/08 (a)(c)(d)	4,000	4,000
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds
Series 2006B
1.86%, 07/02/08 (a)(c)(d)	3,310	3,310
Sr Sales Tax Bonds
Series 2008A2
1.47%, 07/02/08 (a)(c)	15,000	15,000
Massachusetts Health & Educational Facilities Auth
RB (Northeastern Univ)
Series 2008T1
2.25%, 05/14/09	5,000	5,000

See financial notes 57

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Northeastern Univ)
Series 2008T2
2.50%, 05/28/09	17,700	17,700
Massachusetts School Building Auth
Dedicated Sales Tax Bonds
Series 2007A
1.80%, 07/03/08 (a)(b)(c)(d)	1,000	1,000
2.05%, 07/03/08 (a)(b)(c)(d)	2,170	2,170
Massachusetts Water Resources Auth
RB
Series 2007B
1.90%, 07/03/08 (a)(b)(c)(d)	5,000	5,000

		68,178

Michigan 2.6%
Detroit
TAN
Series 2008
1.80%, 03/31/09 (b)	8,000	8,101
Detroit Sewage Disposal System
Second Lien RB
Series 2006A
1.58%, 07/03/08 (a)(b)(c)(d)	7,500	7,500
Detroit Water Supply
Sr Lien RB
Series 2006A
1.63%, 07/03/08 (a)(b)(c)(d)	10,200	10,200
Forest Hills Public Schools
Unlimited Tax GO Refunding Bonds
Series 2005
1.63%, 07/03/08 (a)(b)(c)(d)	5,275	5,275
Michigan State Building Auth
CP Notes
Series 5
1.70%, 08/07/08 (b)	12,500	12,500
Refunding RB (Facilities Program)
Series 2006IA
1.63%, 07/03/08 (a)(b)(c)(d)	13,830	13,830
Michigan State Hospital Finance Auth
RB (Ascension Health Sr Credit Group)
Series 2008B1
1.35%, 07/02/08 (a)	5,520	5,520
RB (McLaren Health Care)
Series 2005B
1.59%, 07/03/08 (a)(b)(c)(d)	7,000	7,000
Michigan State Strategic Fund
Refunding RB
Series 2008ET
1.55%, 07/02/08 (a)(b)	5,000	5,000
Univ of Michigan
General RB
Series 2008B
1.50%, 07/03/08 (a)	10,000	10,000

		84,926

Minnesota 0.7%
Minnesota
GO Refunding Bonds
3.69%, 08/01/08	7,860	7,868
Rochester
Health Care Facilities RB (Mayo Clinic)
Series 2008D
1.68%, 03/30/09	10,000	10,000
Health Care Facilities RB (Mayo Foundation)
Series 2002C
1.45%, 07/02/08 (a)(c)	5,000	5,000

		22,868

Mississippi 0.7%
Mississippi Business Finance Corp
RB (Renaissance at Colony Park)
Series 2008
1.57%, 07/03/08 (a)(b)	12,870	12,870
Mississippi Hospital Equipment & Facilities Auth
RB (Baptist Memorial Health Care)
Series 2004B2
1.56%, 07/03/08 (a)(c)(d)	9,000	9,000

		21,870

Missouri 0.9%
Greene Cnty Reorganized SD
GO School Building Bonds
Series 2007
1.63%, 07/03/08 (a)(b)(c)(d)	4,570	4,570
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health System)
Series 2008E
1.40%, 07/03/08 (a)	15,000	15,000
Missouri Public Utilities Commission
Interim Construction Notes
Series 2007
1.37%, 09/01/08	2,000	2,005
3.79%, 09/01/08	6,625	6,642

		28,217

Nebraska 0.9%
Central Plains Energy Project
Gas Project RB (Project No.1)
1.57%, 07/03/08 (a)(b)(c)(d)	10,000	10,000
Omaha Public Power District
Electric System RB
Series 2006A
1.54%, 07/03/08 (a)(c)(d)	5,045	5,045
Public Power General Agency
RB (Whelan Energy Center Unit 2)
Series 2007A
3.78%, 07/10/08 (a)(b)(c)(d)	4,975	4,975
Univ of Nebraska Board of Regents
RB (Univ of Nebraska at Omaha Student Facilities)
Series 2007
1.58%, 07/03/08 (a)(c)(d)	7,660	7,660

		27,680

Nevada 2.7%
Clark Cnty
Airport Passenger Facility Charge RB
Series 2007A2
1.58%, 07/03/08 (a)(b)(c)(d)	15,915	15,915

58 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

GO (Limited Tax) Bank Bonds
Series 2006
1.58%, 07/03/08 (a)(b)(c)(d)	5,695	5,695
Sales & Excise Tax Revenue CP Notes
Series 2008A&B
1.95%, 08/06/08 (b)	6,500	6,500
Clark Cnty SD
GO (Limited Tax) Building Bonds
Series 2001F
1.76%, 07/02/08 (a)(b)(c)(d)	9,845	9,845
GO (Limited Tax) School Bonds
Series 2007B
1.55%, 07/03/08 (a)(c)(d)	3,775	3,775
Las Vegas Valley Water District
GO (Limited Tax) Water CP
Series 2004 A&B
1.60%, 09/09/08 (c)	10,000	10,000
Nevada
Highway Improvement RB (Motor Vehicle Fuel Tax)
Series 2008
1.65%, 07/03/08 (a)(b)(c)(d)	15,870	15,870
Reno
Subordinate Lien Sales Tax Refunding RB (Reno Transportation Rail Access Corridor)
Series 2008B
1.58%, 07/03/08 (a)(b)(c)(d)	6,000	6,000
1.58%, 07/03/08 (a)(b)(c)(d)	12,490	12,490

		86,090

New Hampshire 0.4%
New Hampshire Health & Educational Facilities Auth
RB (Univ of New Hampshire)
Series 2006B1
3.00%, 03/28/09 (b)	12,000	12,000

New Jersey 2.3%
Burlington Cnty
BAN
Series 2007F
2.83%, 12/26/08	5,100	5,116
BAN
Series 2008A
1.95%, 09/02/08	24,110	24,153
Essex Cnty
BAN
Series 2008
1.73%, 06/25/09	5,000	5,061
Fair Lawn
BAN
Series 2007A
2.92%, 12/18/08	4,350	4,362
Garden State Preservation Trust
Open Space & Farmland Preservation Bonds
Series 2005A
1.61%, 07/03/08 (a)(b)(c)(d)	4,190	4,190
New Jersey Economic Development Auth
RB (New Jersey Transit Corporation Light Rail Transit System)
Series 1999B
2.25%, 05/01/09 (b)	500	514
New Jersey Educational Facilities Auth
Refunding RB (The College of New Jersey)
Series 2008D
1.65%, 07/03/08 (a)(b)(c)(d)	4,660	4,660
New Jersey Transportation Trust Fund Auth
Transportation System Bonds
Series 2006A
1.57%, 07/03/08 (a)(b)(c)(d)	5,655	5,655
New Jersey Turnpike Auth
RB
Series 2005C
1.65%, 07/03/08 (a)(b)(c)(d)	3,390	3,390
Refunding RB
Series 2005A
1.58%, 07/03/08 (a)(b)(c)(d)	5,430	5,430
1.58%, 07/03/08 (a)(b)(c)(d)	13,145	13,145

		75,676

New Mexico 0.1%
Santa Fe
Gross Receipts Tax (Subordinate Lien)/ Wastewater System RB
Series 1997B
1.65%, 07/02/08 (a)(b)	2,600	2,600

New York 1.3%
New York City Municipal Water Finance Auth
CP
Series 1
1.70%, 07/14/08 (c)	15,000	15,000
CP
Series 7
1.80%, 07/07/08	19,000	19,000
New York City Transitional Finance Auth
Future Tax Secured Bonds Fiscal 2002
Series B
2.03%, 07/03/08 (a)(b)(c)(d)	4,725	4,725
New York Liberty Development Corp
RB (Goldman Sachs Headquarters)
Series 2005
1.53%, 07/03/08 (a)(c)(d)	3,000	3,000
1.57%, 07/03/08 (a)(c)(d)	500	500

		42,225

North Carolina 1.3%
Mecklenburg Cnty
COP
Series 2008A
1.50%, 07/03/08 (a)(c)	4,000	4,000
North Carolina Capital Facilities Finance Agency
RB (Duke Univ)
Series 2006A
1.58%, 07/03/08 (a)(c)(d)	6,045	6,045
North Carolina Infrastructure Finance Corp
COP
Series 2007A
1.76%, 07/02/08 (a)(b)(c)(d)	9,940	9,940
North Carolina Medical Care Commission
Health Care Facilities RB (Novant Health)
Series 2006
1.81%, 07/03/08 (a)(b)(c)(d)	4,000	4,000

See financial notes 59

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Hospital RB (CaroMont Health)
Series 2008
1.30%, 07/02/08 (a)(b)(c)	10,000	10,000
Piedmont Triad Airport Auth
Airport RB
Series 2008A
1.55%, 07/03/08 (a)(b)	5,000	5,000
Univ of North Carolina at Chapel Hill
RB
Series 2007
1.55%, 07/03/08 (a)(c)(d)	3,085	3,085

		42,070

Ohio 2.3%
Franklin Cnty
Hospital Facilities RB (OhioHealth Corp)
Series 2006
4.00%, 07/02/08 (a)(b)(c)	60,000	60,000
Hamilton Cnty
Sales Tax Refunding Bonds Subordinate
Series 2006A
1.60%, 07/03/08 (a)(b)(c)(d)	8,473	8,473
Ohio
Higher Education GO Bonds
Series 2006B
1.55%, 07/03/08 (a)(c)(d)	5,755	5,755

		74,228

Oregon 1.8%
Medford Hospital Facilities Auth
RB (Rogue Valley Manor)
Series 2007
1.70%, 07/01/08 (a)(b)	5,625	5,625
Oregon
GO Bonds (Veterans’ Welfare)
Series 85
1.70%, 07/01/08 (a)(c)	1,100	1,100
TAN
Series 2008A
1.70%, 06/30/09	35,000	35,446
Oregon State Facilities Auth
RB (PeaceHealth)
Series 2008B
1.55%, 07/03/08 (a)(b)	3,700	3,700
RB (PeaceHealth)
Series 2008D
1.55%, 07/03/08 (a)(b)	4,400	4,400
Portland
Second Lien Sewer System Refunding RB
Series 2008B
1.60%, 07/03/08 (a)(b)(c)(d)	7,455	7,455

		57,726

Pennsylvania 2.0%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center)
Series 2007A2
1.55%, 07/03/08 (a)(c)(d)	2,000	2,000
RB (Univ of Pittsburgh Medical Center)
Series 2007B1
1.60%, 07/03/08 (a)(b)(c)(d)	15,000	15,000
RB (Univ of Pittsburgh Medical Center)
Series 2007D
1.55%, 07/03/08 (a)(c)(d)	10,000	10,000
Montgomery Cnty IDA
Pollution Control Refunding RB (Peco Energy Co)
Series 1996A
1.65%, 09/08/08 (b)	7,000	7,000
Philadelphia Gas Works
RB (1998 General Ordinance) Seventh
Series & (1975 General Ordinance) 19th
Series
1.56%, 07/03/08 (a)(b)(c)(d)	6,800	6,800
Temple Univ
Univ Funding Obligations
Series 2008
1.55%, 04/21/09	25,000	25,188

		65,988

Rhode Island 0.3%
Rhode Island State Health & Educational Building Corp
Hospital Financing RB (Care New England)
Series 2008A
1.55%, 07/03/08 (a)(b)	5,200	5,200
Hospital Financing RB (Care New England)
Series 2008B
1.55%, 07/03/08 (a)(b)	4,200	4,200

		9,400

South Carolina 1.6%
Greenwood Metropolitan District
Sewer System RB
Series 2008
1.59%, 07/03/08 (a)(b)(c)(d)	5,625	5,625
South Carolina Association of Governmental Organizations
Installment Purchase RB (Pickens Cnty SD)
Series 2006
1.85%, 07/03/08 (a)(b)(c)(d)	3,990	3,990
South Carolina Public Service Auth
Revenue Obligations
Series 2007A
1.58%, 07/03/08 (a)(b)(c)(d)	10,300	10,300
South Carolina Transportation Infrastructure Bank
Refunding RB
Series 2003B2
1.63%, 07/02/08 (a)(b)	12,000	12,000
Refunding RB
Series 2003B3
1.45%, 07/02/08 (a)(b)	20,000	20,000

		51,915

Tennessee 1.7%
Jackson Energy Auth
Water System RB
Series 2002
1.50%, 07/02/08 (a)(b)(c)	2,300	2,300

60 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Johnson City Health & Educational Facilities Board
Hospital RB (Mountain States Alliance)
Series 2008A
1.40%, 07/02/08 (a)(b)	15,000	15,000
Metropolitan Government of Nashville & Davidson Cnty IDB
Refunding RB (David Lipscomb Univ)
Series 2003
1.53%, 07/02/08 (a)(b)	7,045	7,045
Shelby Cnty Health, Education & Housing Facility Board
RB (Trezevant Manor)
Series A
1.55%, 07/03/08 (a)(b)	7,225	7,225
Tennessee Energy Acquisition Corp
Jr Gas Project RB
Series 2006B
1.58%, 07/03/08 (a)(b)(c)(d)	22,387	22,387

		53,957

Texas 14.9%
Alamo Community College District
Limited Tax Bonds
Series 2007A
1.58%, 07/03/08 (a)(b)(c)(d)	3,640	3,640
Brownsville ISD
Unlimited Tax School Building Bonds
Series 2006
1.61%, 07/02/08 (a)(b)(c)(d)	3,815	3,815
Brownsville Utility System
Revenue Improvement & Refunding Bonds
Series 2005A
1.58%, 07/03/08 (a)(b)(c)(d)	1,905	1,905
Comal ISD
Unlimited Tax School Building Bonds
Series 2007
1.65%, 07/03/08 (a)(b)(c)(d)	4,550	4,550
Cypress-Fairbanks ISD
Unlimited Tax Schoolhouse & Refunding Bonds
Series 2007
1.54%, 07/03/08 (a)(b)(c)(d)	14,850	14,850
1.58%, 07/03/08 (a)(b)(c)(d)	3,830	3,830
Dallas
GO Bonds
Series 2005
1.55%, 07/03/08 (a)(c)(d)	4,970	4,970
GO Refunding & Improvement Bonds, Srs. 2007A
1.55%, 07/03/08 (a)(c)(d)	5,490	5,490
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB
Series 2007
1.81%, 07/03/08 (a)(b)(c)(d)	9,530	9,530
1.90%, 07/03/08 (a)(b)(c)(d)	4,300	4,300
Dallas Water & Sewer Utilities
Refunding & Improvement RB
Series 2006
1.57%, 07/03/08 (a)(b)(c)(d)	4,990	4,990
Waterworks & Sewer System Refunding RB
Series 2008
1.55%, 07/03/08 (a)(c)(d)	6,840	6,840
Fort Bend Cnty
Limited Tax Bonds
Series 2007
1.58%, 07/03/08 (a)(b)(c)(d)	2,240	2,240
Gulf Coast Waste Disposal Auth
Pollution Control Refunding RB (Amoco Oil Co)
Series 1992
1.95%, 07/01/08 (a)	7,300	7,300
Harris Cnty
Toll Road Sr Lien Refunding RB
Series 2007A
1.58%, 07/03/08 (a)(b)(c)(d)	9,600	9,600
Unlimited Tax & Subordinate Lien Refunding RB
Series 2007C
1.55%, 07/03/08 (a)(b)(c)(d)	12,970	12,970
Harris Cnty Flood Control District
Contract Tax Refunding Bonds
Series 2008A
1.55%, 07/03/08 (a)(c)(d)	8,000	8,000
Houston
Combined Utility System First Lien Refunding RB
Series 2007A
1.60%, 07/03/08 (a)(b)(c)(d)	4,950	4,950
Public Improvement Refunding Bonds
Series 2007A
1.61%, 07/03/08 (a)(b)(c)(d)	4,300	4,300
1.82%, 07/03/08 (a)(b)(c)(d)	1,200	1,200
Houston Higher Education Finance Corp
Higher Education RB (Rice Univ)
Series 2008B
1.70%, 07/01/08 (a)	5,000	5,000
Katy Independent SD
Unlimited Tax Refunding Bonds
Series 2007B & Limited Tax Refunding Bonds
Series 2007C
1.55%, 07/03/08 (a)(b)(c)(d)	3,795	3,795
Lamar Consolidated ISD
Unlimited Tax Schoolhouse & Refunding Bonds
Series 2008
1.58%, 07/03/08 (a)(b)(c)(d)	3,250	3,250
Leander ISD
Unlimited Tax School Building & Refunding Bonds
Series 2008
1.55%, 07/03/08 (a)(b)(c)(d)	10,000	10,000
North Texas Municipal Water District
RB
Series 2006
1.81%, 07/03/08 (a)(b)(c)(d)	7,310	7,310
1.54%, 07/03/08 (a)(b)(c)(d)	4,910	4,910
North Texas Tollway Auth
System Refunding RB (First Tier Current Interest Bonds)
Series 2008A
1.58%, 07/03/08 (a)(b)(c)(d)	9,990	9,990
Oakbend Medical Center
Hospital RB
Series 2008
2.73%, 07/01/08 (a)(b)	12,500	12,500
Port Arthur ISD
Unlimited Tax School Building Bonds
Series 2008
1.58%, 07/03/08 (a)(b)(c)(d)	10,760	10,760

See financial notes 61

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Red River Education Finance Corp
Higher Education RB (Texas Christian Univ)
Series 2007
1.58%, 07/03/08 (a)(b)(c)(d)	5,195	5,195
Round Rock ISD
Unlimited Tax School Building Bonds
Series 2007
1.57%, 07/03/08 (a)(b)(c)(d)	10,755	10,755
Unlimited Tax School Building Bonds
Series 2008
1.55%, 07/03/08 (a)(c)(d)	4,745	4,745
San Antonio
Combination Tax & Revenue Certificates of Obligation
Series 2006
1.59%, 07/03/08 (a)(c)(d)	8,910	8,910
Electric & Gas Systems Refunding RB New
Series 2007
1.54%, 07/03/08 (a)(c)(d)	10,245	10,245
1.55%, 07/03/08 (a)(c)(d)	5,360	5,360
1.58%, 07/03/08 (a)(c)(d)	8,370	8,370
General Improvement & Refunding Bonds
Series 2006 & Combination Tax & Revenue Certificates of Obligation
Series 2006
1.59%, 07/03/08 (a)(c)(d)	3,165	3,165
Tax & Revenue Certificates of Obligation
Series 2007
1.86%, 07/02/08 (a)(c)(d)	2,155	2,155
Water System Refunding RB
Series 2005
2.47%, 07/03/08 (a)(b)(c)(d)	7,555	7,555
Socorro ISD
Unlimited Tax School Building Bonds
Series 2006A
1.55%, 07/03/08 (a)(b)(c)(d)	3,400	3,400
Spring ISD
Unlimited Tax Schoolhouse & Refunding Bonds
Series 2008A
1.58%, 07/03/08 (a)(b)(c)(d)	3,840	3,840
Texas
TRAN
Series 2007
3.70%, 08/28/08	25,000	25,030
3.68%, 08/28/08	12,500	12,516
Texas A&M Board of Regents
Permanent Univ Fund Bonds
Series 1998
1.56%, 07/03/08 (a)(c)(d)	5,960	5,960
Texas Department of Transportation
GO Mobility Fund Bonds
Series 2006
1.58%, 07/03/08 (a)(c)(d)	7,585	7,585
GO Mobility Fund Bonds
Series 2007
1.54%, 07/03/08 (a)(c)(d)	46,195	46,195
Texas Municipal Gas Acquisition & Supply Corp II
Gas Supply RB
Series 2007AB
1.55%, 07/03/08 (a)(b)(c)(d)	30,000	30,000
Gas Supply RB
Series 2007B
1.62%, 07/03/08 (a)(b)(c)(d)	24,000	24,000
Texas Transportation Commission
GO Mobility Fund Bonds
Series 2005A
1.60%, 07/03/08 (a)(c)(d)	1,525	1,525
GO Mobility Fund Bonds
Series 2006A
1.60%, 07/03/08 (a)(c)(d)	1,850	1,850
GO Mobility Fund Bonds
Series 2007
1.60%, 07/03/08 (a)(c)(d)	4,250	4,250
State Highway Fund First Tier RB
Series 2007
1.55%, 07/03/08 (a)(c)(d)	2,080	2,080
Univ of Texas
Permanent Univ Fund Notes
Series A
1.50%, 07/07/08	10,000	10,000
1.67%, 07/08/08	4,000	4,000
1.60%, 07/09/08	14,000	14,000
Permanent Univ Fund Refunding Bonds
Series 2006B
1.54%, 07/03/08 (a)(c)(d)	16,758	16,758
Revenue Financing System Bonds
Series 2008B
1.45%, 07/03/08 (a)	9,500	9,500
West Univ Place
Permanent Improvement Refunding Bonds
Series 2005
1.58%, 07/03/08 (a)(b)(c)(d)	4,955	4,955

		480,684

Utah 1.6%
Intermountain Power Agency
Power Supply RB
Series 1985F
2.75%, 09/15/08	15,000	15,000
2.75%, 09/15/08 (b)(c)	15,000	15,000
Utah Transit Auth
Sales Tax RB
Series 2008A
1.55%, 07/03/08 (a)(c)(d)	12,645	12,645
Subordinated Sales Tax Refunding RB
Series 2007A
3.05%, 07/03/08 (a)(b)(c)(d)	8,666	8,666

		51,311

Virginia 1.1%
Hampton Roads Sanitation District
Wastewater RB
Series 2008
1.55%, 07/03/08 (a)(c)(d)	7,580	7,580
Virginia College Building Auth
RB (Public Higher Education Financing Program)
Series 2006A
1.58%, 07/03/08 (a)(c)(d)	4,125	4,125
Winchester IDA
Hospital RB (Valley Health System)
Series 2007
1.81%, 07/03/08 (a)(b)(c)(d)	10,000	10,000

62 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Hospital RB (Winchester Medical Center)
Series 1991
1.54%, 07/03/08 (a)(b)(c)(d)	14,590	14,590

		36,295

Washington 5.4%
Cacade Water Alliance
Water System RB
Series 2006
1.56%, 07/03/08 (a)(b)(c)(d)	8,650	8,650
Central Puget Sound Regional Transit Auth
Sales Tax Bonds
Series 2007A
1.76%, 07/02/08 (a)(b)(c)(d)	4,835	4,835
1.55%, 07/03/08 (a)(c)(d)	3,115	3,115
Energy Northwest
Refunding RB
Series 2008F2
1.40%, 07/02/08 (a)(c)	5,000	5,000
Issaquah SD No. 411
Unlimited Tax GO Bonds 2008
1.79%, 06/01/09 (b)	4,750	4,845
King Cnty
Sewer Refunding RB Second
Series 2006
1.55%, 07/03/08 (a)(b)(c)(d)	3,340	3,340
1.63%, 07/03/08 (a)(b)(c)(d)	9,095	9,095
Port of Seattle
Passenger Facility Charge RB
Series 1998A
1.54%, 07/03/08 (a)(b)(c)(d)	3,515	3,515
RB
Series 2001A
4.15%, 07/02/08 (a)(b)(c)(d)	5,430	5,430
Seattle
Drainage & Wastewater RB 2008
1.58%, 07/03/08 (a)(b)(c)(d)	5,000	5,000
Water System Refunding RB
Series 2006
1.65%, 07/03/08 (a)(b)(c)(d)	2,510	2,510
Shoreline SD #412
Unlimited Tax GO Improvement & Refunding Bonds
Series 2006
1.65%, 07/03/08 (a)(b)(c)(d)	2,700	2,700
Univ of Washington
RB
Series 2007
1.58%, 07/03/08 (a)(b)(c)(d)	9,985	9,985
Washington
GO Bonds
Series 2003A
1.59%, 07/03/08 (a)(b)(c)(d)	5,170	5,170
GO Refunding Bonds
Series R2006A
2.05%, 07/03/08 (a)(b)(c)(d)	9,960	9,960
Motor Vehicle Fuel Tax GO Bonds
Series 2001D
1.55%, 07/03/08 (a)(c)(d)	3,370	3,370
Motor Vehicle Fuel Tax GO Bonds
Series 2003C
1.57%, 07/03/08 (a)(b)(c)(d)	5,920	5,920
Motor Vehicle Fuel Tax GO Bonds
Series 2008A
1.60%, 07/03/08 (a)(c)(d)	1,470	1,470
Motor Vehicle Fuel Tax GO Bonds
Series 2008B
1.81%, 07/03/08 (a)(b)(c)(d)	15,000	15,000
Various Purpose GO Bonds
Series 2004A
4.11%, 07/02/08 (a)(b)(c)(d)	6,685	6,685
Various Purpose GO Bonds
Series 2008A
1.86%, 07/02/08 (a)(c)(d)	9,525	9,525
1.55%, 07/03/08 (a)(c)(d)	1,730	1,730
Various Purpose GO Bonds
Series 2008C
1.55%, 07/03/08 (a)(c)(d)	3,866	3,866
1.58%, 07/03/08 (a)(c)(d)	4,955	4,955
Washington Health Care Facilities Auth
RB (Children’s Hospital & Regional Medical Center)
Series 2008A
1.55%, 07/02/08 (a)(b)	9,000	9,000
RB (PeaceHealth)
Series 2008B
1.55%, 07/03/08 (a)(b)	3,000	3,000
RB (PeaceHealth)
Series 2008C
1.55%, 07/03/08 (a)(b)	3,000	3,000
RB (Providence Health & Services)
Series 2006A
1.56%, 07/03/08 (a)(b)(c)(d)	19,835	19,835
RB
Series 2008A6
1.55%, 07/02/08 (a)	5,000	5,000

		175,506

West Virginia 0.8%
Monongalia Cnty Building Commission
Hospital Refunding & Improvement RB (Monongalia General Hospital)
Series 2008A
1.58%, 07/03/08 (a)(b)	16,000	16,000
West Virginia State Hospital Finance Auth
Refunding RB (Charleston Area Medical Center)
Series 1995A
1.54%, 07/03/08 (a)(b)(c)(d)	10,000	10,000

		26,000

Wisconsin 1.0%
Wisconsin
RB
Series 2005A
1.59%, 07/03/08 (a)(b)(c)(d)	7,564	7,564
Transportation RB
Series 2007A
1.58%, 07/03/08 (a)(b)(c)(d)	8,065	8,065
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care)
Series 1997
1.54%, 07/03/08 (a)(b)(c)(d)	7,960	7,960

See financial notes 63

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Wisconsin Public Power
Power Supply System RB
Series 2008A
1.65%, 07/03/08 (a)(b)(c)(d)	10,395	10,395

		33,984

Total Municipal Securities (Cost $3,186,883)		3,186,883

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/08, the tax basis cost of the fund’s investments was $3,186,883.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,772,719 or 54.8% of net assets.
BAN — Bond anticipation note
COP — Certificate of participation
GO — General obligation
HFA — Housing finance agency
IDA — Industrial development authority
IDB — Industrial development board
ISD — Independent school district
RB — Revenue bond
SD — School district
TAN — Tax anticipation note
TECP — Tax-exempt commercial paper
TRAN — Tax and revenue anticipation note

64 See financial notes

 Schwab AMT Tax-Free Money Fund

Statement of

Assets and Liabilities

As of June 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		3,186,883
Cash		957
Receivables:
Investments sold		86,435
Fund shares sold		6,502
Interest	+	15,368

Total assets		3,296,145

Liabilities
Payables:
Investments bought		48,103
Investment adviser and administrator fees		78
Transfer agent and shareholder services fees		47
Fund shares redeemed		9,876
Distributions to shareholders		1,702
Accrued expenses	+	68

Total liabilities		59,874

Net Assets
Total assets		3,296,145
Total liabilities	–	59,874

Net assets		$3,236,271
Net Assets by Source
Capital received from investors		3,235,995
Net investment income not yet distributed		12
Net realized capital gains		264

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$1,755,628		1,755,473		$1.00
Value Advantage Shares	$1,480,643		1,480,434		$1.00

See financial notes 65

 Schwab AMT Tax-Free Money Fund

Statement of

Operations

For January 1, 2008 through June 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Interest		$37,213

Net Realized Gains and Losses
Net realized gains on investments		334

Expenses
Investment adviser and administrator fees		5,088
Transfer agent and shareholder service fees:
Sweep Shares		3,059
Value Advantage Shares		1,473
Registration fees		593
Portfolio accounting fees		56
Custodian fees		28
Trustees’ fees		19
Professional fees		16
Interest expense		16
Shareholder reports		15
Other expenses	+	8

Total expenses		10,371
Expense reduction by adviser and Schwab	−	1,943
Custody credits	−	80

Net expenses		8,348

Increase (Decrease) in Net Assets from Operations
Total investment income		37,213
Net expenses	−	8,348

Net investment income		28,865
Net realized gains	+	334

Increase in net assets from operations		$29,199

66 See financial notes

 Schwab AMT Tax-Free Money Fund

Statements of

Changes in Net Assets

For current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited

Operations

		1/1/08-06/30/08	1/1/07-12/31/07
Net investment income		$28,865	$59,833
Net realized gains	+	334	193

Increase in net assets from operations		29,199	60,026

Distributions to Shareholders
Distributions from net investment income
Sweep Shares		15,762	38,503
Value Advantage Shares	+	13,103	21,330

Total distributions from net investment income		28,865	59,833

Transactions in Fund Shares*
Shares Sold
Sweep Shares		4,588,872	7,552,321
Value Advantage Shares	+	1,281,165	2,238,778

Total shares sold		5,870,037	9,791,099

Shares Reinvested
Sweep Shares		14,531	37,885
Value Advantage Shares	+	10,664	18,789

Total shares reinvested		25,195	56,674

Shares Redeemed
Sweep Shares		(4,528,011)	(6,955,741)
Value Advantage Shares	+	(1,035,056)	(1,118,384)

Total shares redeemed		(5,563,067)	(8,074,125)

Net transactions in fund shares		332,165	1,773,648

Net Assets
Beginning of period		2,903,772	1,129,931
Total increase	+	332,499	1,773,841

End of period		$3,236,271	$2,903,772

Net investment income not yet distributed		$12	$12

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 67

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

Schwab Municipal Money Fund offers four share classes: Sweep Shares, Value Advantage Shares, Select Shares and Institutional Shares. Schwab AMT Tax-Free Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2.	Significant Accounting Policies:
(All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with the principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. When such valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

68

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds declare dividends every day they are open for business. These dividends, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board (“FASB”) Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of June 30, 2008, management has reviewed the tax positions for open tax years (December 31, 2004 through December 31, 2007), and determined that no provision for income tax is required in the fund’s financial statements.

The funds adopted FASB Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective January 1, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the funds’ financial statements.

 69

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

Various inputs are used in determining the value of the fund’s investments. FAS 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2008:

	Investment in Securities*
	Municipal	AMT Tax-Free
Valuation Inputs	Money Fund	Money Fund

Level 1 — Quoted prices	$—	$—
Level 2 — Other significant observable inputs	17,034,522	3,186,883
Level 3 — Significant unobservable inputs	—	—

Total	17,034,522	3,186,883

*	The funds had no Other Financial Instruments.

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS 161 on the funds’ financial statement disclosures.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or “the investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

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 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

3.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

	Transfer Agent Fees	Shareholder Service Fees

Sweep Shares	0.15%	0.20%
Value Advantage Shares	0.05%	0.17%
Select Shares*	0.05%	0.17%
Institutional Shares*	0.05%	0.17%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through April 29, 2010 for Select Shares and Institutional Shares, and for so long as CSIM is the investment adviser to the applicable funds for Sweep Shares and Value Advantage Shares as follows:

	Municipal Money Fund		AMT Tax-Free Money Fund

Sweep Shares	0.62%	**	0.62%	**
Value Advantage Shares	0.45%		0.45%
Select Shares*	0.35%		n/a
Institutional Shares*	0.24%		n/a

*  Select Shares and Institutional Shares are only offered by Municipal Money Fund.
** Prior to April 30, 2008 the expense limit for Sweep Shares was 0.63%.

Effective January 1, 2008 through December 31, 2008, CSIM and Schwab have also agreed to voluntarily waive an additional 0.005% of the Municipal Money Fund’s Select Shares, Value Advantage Shares and Sweep Shares expenses and the AMT Tax-Free fund’s Value Advantage Shares and Sweep Shares expenses.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2008, each fund’s total security transactions with other Schwab Funds were as follow:

Municipal Money Fund	$2,384,417
AMT Tax-Free Money Fund	$703,440

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the funds during the period.

4. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as disclosed in the funds’ Statement of Operations.

5.	Borrowings from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp. and an uncommitted line of credit of $100 million with Bank of America, N.A. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing from the lines of credit for the funds during the period. However, the fund utilized their overdraft facility and incurred interest expense, which is disclosed in the statement of Operations.

 71

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

5.	Borrowings from Banks (continued):

6.	Federal Income Taxes:
(All dollars amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2007, the following funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

	Municipal	AMT Tax-Free
Expire	Money Fund	Money Fund

2012	$743	$—
2013	652	70

Total	$1,395	$70

For tax purposes, realized net capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2007, the funds had no deferred realized net capital losses and the capital losses utilized to offset capital gains were as follows:

	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Capital losses utilized	$1,956	$193

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of Trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 16, 2008 and June 2, 2008, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 2, 2008. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group,

 73

selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses. With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information as of June 30, 2008, about the trustees and officers for The Charles Schwab Family of Funds which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of June 30, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1—Director, Gilead Sciences, Inc. Board 2—Director, Monaco Coach Corporation Board 3—Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director, Ditech Networks
			Board 6—Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	69	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	None.

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1—Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

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Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York.	69	None.

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President — Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

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Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 77

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government,

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES	Adjustable convertible extendable security
BAN	Bond anticipation note
COP	Certificate of participation
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TECP	Tax-exempt commercial paper
TRAN	Tax and revenue anticipation note
VRD	Variable-rate demand

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corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Structured Investment Vehicle SIVs are special purpose finance companies that issue high-quality, short-term instruments, like commercial paper (CP) and medium-term notes (MTNs), for purchase by investors. In turn, SIVs seek to generate returns by purchasing high-quality, higher yielding medium to longer term fixed income securities. SIVs can only purchase eligible investments that fall within criteria outlined by the rating agencies and the SIV program guidelines.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 79

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab* Fundamental US Large Company Index Fund
Schwab* Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Monthly Income Fund – Moderate Payout
Schwab Monthly Income Fund – Enhanced Payout
Schwab Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Premier® Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL EMERGING MARKETS AND FUNDAMENTAL INTERNATIONAL are registered service marks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR25720-06

Semiannual report dated June 30, 2008 enclosed.

Prospectus Supplement and
Semiannual Report Enclosed

Schwab Municipal Money Funds

Schwab New York AMT
Tax-Free Money Fundtm
(formerly Schwab New York
Municipal Money Fundtm)

Schwab New Jersey AMT
Tax-Free Money Fundtm
(formerly Schwab New Jersey
Municipal Money Fundtm)

Schwab Pennsylvania
Municipal Money Fundtm

Schwab Massachusetts AMT
Tax-Free Money Fundtm
(formerly Schwab Massachusetts
Municipal Money Fundtm)

You could have received this
document faster via email.

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at www.schwab.com/edelivery.

This supplement is not part of the shareholder report.

Supplement dated August 22, 2008 to the following April 30, 2008 Prospectuses

SCHWAB MUNICIPAL MONEY FUNDS —
Sweep Investmentstm

SCHWAB VALUE ADVANTAGE INVESTMENTS®

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

1.  Changes With Respect to the Schwab Pennsylvania Municipal Money Fund
The “Strategy” section of the Schwab Pennsylvania Municipal Money Fund in the Schwab Municipal Money Funds — Sweep Investments Prospectus is hereby amended by adding the following paragraph as the new second paragraph of the section:

The fund may purchase certain variable rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of Pennsylvania tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal income tax and Pennsylvania personal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s 80% investment policy stated above.

2.  Changes With Respect to the Schwab New York AMT Tax-Free Money Fund
The “Strategy” section of the Schwab New York AMT Tax-Free Money Fund in each Prospectus identified above is hereby amended by adding the following paragraph as the new second paragraph of the section:

The fund may purchase certain variable rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of New York tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal and New York State income tax, including the AMT. These securities are considered “municipal money market securities” for purposes of the fund’s 80% investment policy stated above.

3. Changes With Respect to the Schwab New Jersey AMT Tax-Free Money Fund
The “Strategy” section of the Schwab New Jersey AMT Tax-Free Money Fund in the Schwab Municipal Money Funds — Sweep Investments Prospectus is hereby amended by adding the following paragraph as the new second paragraph of the section:

The fund may purchase certain variable rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of New Jersey tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal and New Jersey gross income tax, including the AMT. These securities are considered “municipal money market securities” for purposes of the fund’s 80% investment policy stated above.

4.  Changes With Respect to the Schwab Massachusetts AMT Tax-Free Money Fund
The “Strategy” section of the Schwab Massachusetts AMT Tax-Free Money Fund in the Schwab Municipal Money Funds — Sweep Investments Prospectus is hereby amended by adding the following paragraph as the new second paragraph of the section:

The fund may purchase certain variable rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of Massachusetts tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal and Massachusetts personal income tax, including the AMT. These securities are considered “municipal money market securities” for purposes of the fund’s 80% investment policy stated above.

Please retain this supplement for your records.

©2008 Charles Schwab & Co., Inc. All Rights Reserved
Member SIPC (08/08)

Schwab Municipal Money Funds

Semiannual Report
June 30, 2008

Schwab New York AMT
Tax-Free Money Fundtm
(formerly Schwab New York
Municipal Money Fundtm)

Schwab New Jersey AMT
Tax-Free Money Fundtm
(formerly Schwab New Jersey
Municipal Money Fundtm)

Schwab Pennsylvania
Municipal Money Fundtm

Schwab Massachusetts AMT
Tax-Free Money Fundtm
(formerly Schwab Massachusetts
Municipal Money Fundtm)

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

Throughout my career I’ve been through many up and down markets, and I’ve always believed that sticking to time-tested principles of investing and a long-term strategy is the best way to endure short-term volatility and economic turbulence. The current turmoil in fixed income and equity markets is no exception.

For the past several months, the financial markets have been struggling to overcome problems that arose initially out of declining home prices and a collapse in the subprime mortgage market, along with larger economic issues including a drop in the value of the dollar globally, heightened risk of inflation, and the threat of recession.

Over the years, these intense market fluctuations have not been the norm, but it is during these periods that many investors can give up on investment fundamentals. Trying to time the market is both difficult and risky. Financial research has shown that a carefully constructed long-term investing plan can help moderate the effects of volatile markets and provide more reliable returns.

A good plan is built on sound, proven principles of investing, such as asset allocation and diversification. Spreading your money across different asset classes, such as stocks, bonds, mutual funds, and cash equivalents can be the most important factor in determining long-term performance and weathering the inevitable ups and downs of the market. In addition, seeking advice from your financial consultant or trusted investment advisor can also be an important part of making informed and smart decisions.

Here at Schwab, our goal is to help you reach your financial goals no matter what the market conditions may be. With funds and services backed by the guidance and support you need—whatever type of investor you are—we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

Schwab Municipal Money Funds 1

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

Over the past six months, the financial markets have experienced price volatility as declining housing valuations, distressed bond markets, rising consumer prices, and an uncertain economic outlook contributed to difficult investment conditions. Financial institutions, particularly banks and their associated debt instruments, were disproportionately affected in this crisis as they incurred credit downgrades and write-downs on assets. As a result, investors sought investment solutions that offered both capital preservation and liquidity along with safety and quality.

Lately, an ongoing challenge facing municipal money fund managers industry-wide has been remaining fully invested in high-quality tax-exempt securities. Broad credit market turmoil, in conjunction with downgrades on some financial institutions, has led to an environment in which the supply of investment alternatives has diminished while inflows to money funds remain at historically high levels.

In order to navigate these unique circumstances, some municipal money fund managers have chosen to invest a portion of their assets in taxable alternatives such as U.S. government securities. For state specific funds, a potential move might also include temporarily investing in high-quality out-of-state municipal securities or in-state securities subject to the alternative minimum tax.

To date, the Schwab municipal money fund portfolios have not invested in any taxable securities. However, the continuation of unusual market conditions in the municipal money markets may warrant temporary investment in taxable securities in order to better serve our clients. In making this difficult decision we would weigh myriad factors including the portfolios’ overall diversification, the short-term and long-term market outlook as well as tax considerations and would only purchase taxable securities if we believe the move were of benefit to our funds’ shareholders.

During these times of market uncertainty, it is more important than ever to ensure that your portfolio allocations represent your goals and tolerance for risk. Schwab Funds products are developed and managed to meet your increasingly diverse needs. For all of our money market funds, we perform our own ongoing and independent analysis of the creditworthiness of each security purchased, and we have a rigorous and disciplined investment process that emphasizes liquidity, high-quality investments and diversification.

Here at Schwab, we remain committed to helping you manage your wealth no matter what the market conditions may be. We value your business and look forward to serving you in the future.

Thank you for investing with us.

Sincerely,

2 Schwab Municipal Money Funds

The Investment Environment

The U.S. Economy experienced heightened volatility and uncertainty throughout the period as it continued to factor in the impacts felt in the residential mortgage and credit shock that began last year. Bond markets, in particular, suffered in March as deleveraging, downgrades, and writedowns caused many financial institutions to seek new capital infusions and sell positions, further contributing to an already difficult investment environment. Toward the end of the reporting period, the unabated rise in oil, food, and other commodity prices became the primary concern of many investors. In combination with a relatively weak dollar, the rise in prices has been a boon for some investors, but has raised questions about sustainability and the impact of these high prices on current and long-term inflation.

An analysis of significant economic indicators presented mixed messages with regard to fundamentals. While Gross Domestic Product (GDP) expanded at an annual rate of 0.9% in the first quarter and 1.9% in the second quarter, indicating that the economy continued to grow, other figures were less encouraging. In June, consumer confidence slid to 50.4, according to the index maintained by the Conference Board, ebbing in both the first and second quarters this year. Unemployment was also worrisome as it crept up to 5.5%, marking a 22 year high. Headline inflation rose to 4.4% during the period, as the spread between core inflation and inflation including energy and food widened.

Oil and food prices had a substantial impact on investor sentiment and outlook throughout the period, the impacts of which were partially exacerbated by a weak dollar. According to some economists, speculation has driven the price of oil up faster and further than underlying fundamentals would suggest. Prices reached more than $140 per barrel, driven by speculation and currency differences, suggesting that prices may have decoupled from underlying demand. The dollar continued to be weak against other key currencies, such as the Yen and Euro, which has tended to magnify the total effect of higher prices on consumer spending and inflation, because both domestic goods and imports have become simultaneously more expensive.

Price volatility in all corners of the market spurred risk aversion throughout the period, as investors shed higher yielding and riskier assets in favor of securities that offered capital preservation. As the financial outlook for residential and corporate debt remained troublesome, investors shied away from asset-backed and collateralized debt in favor of Government issues or more transparent and less complex securities, such as Treasury bills and Commercial Paper. U.S. Treasuries in particular experienced a surge in demand because their Government backing protects them against default risk. While the demand for Treasuries sent prices up, it brought yields down to very low levels. As a result, the yield spread between short-term Treasuries and other short-term debt instruments widened.

Tepid economic growth, financial turmoil, and rising prices left the Federal Reserve (the Fed) in a precarious position with regard to interest rates. The supply of money (M2) expanded at a mediocre 1.2% rate during the period, an indication that lending remained tight despite Fed action. While the Fed cut rates from 4.25% to 2.00% in an effort to stimulate the economy, the consensus during the Federal Open Market Committee meeting in June was to leave rates unchanged. Many investors saw a pause in rate cuts as an indication that inflationary concerns have caught up with Fed action and that the next monetary policy move would be to tighten.

The implications of interest rate cuts have put downward pressure on yields for short term debt instruments such as Certificates of Deposit and Commercial Paper. In a declining interest rate environment, the yields on money market funds typically track the fall in interest rates and tend to be places of safe haven during price volatility. While money market yields declined during the period, it seemed that investors considered inflationary risk as subordinate to capital preservation and low price volatility.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Municipal Money Funds 3

Fund Management

Kevin Shaughnessy, CFA, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the funds. He joined the firm in 2000 and has worked in fixed-income and asset management since 1993.

John Shelton, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2000 and has worked in fixed-income asset management since 1998.

4 Schwab Municipal Money Funds

Fund Summaries

The Schwab Municipal Money Funds sought to maintain a weighted average maturity that was neutral relative to their respective peer groups as they responded to an investment environment that was characterized by mixed growth and rising inflation. In addition, defending against volatile and at times tumultuous market conditions also determined the portfolios’ positioning. Throughout the period, risk aversion and a flight to quality in the marketplace put downward pressure on yields as investors migrated toward similar high quality securities.

In addition, there was a reduction in the availability of investment alternatives for municipal money funds throughout the industry. One significant cause of the supply and demand imbalance in the municipal money market was related to troubled monoline bond insurers, which have historically been responsible for enhancing the credit quality of certain municipal issuers. These bond insurers incurred financial difficulties amidst writedowns and losses associated with structured assets affected by the subprime crisis. As a result, the universe of suitable monoline insured investments for the funds decreased. This reduction in available investments further exacerbated downward pressure on yields. As adjustments to fund holdings continued in this unusual market environment, the funds maintained their targeted levels for credit quality, liquidity and diversification.

New York State ended fiscal 2008 on March 31st with a $300 million shortfall in its general fund which drew down the general fund balance to $2.75 billion, or 5.2% of spending. The shortfall reflected a decline in tax receipts due to the slowdown in the State and national economies. Newly sworn-in Gov. David Paterson was able to complete passage of the New York State budget on April 9, 2008 despite the resignation of Gov. Eliot Spitzer in mid March.

The fiscal 2009 general fund budget includes a 5.6% increase in spending to $56.36 billion and a projected $723 million shortfall which will reduce the general fund balance to $2.03 billion. The 5.6% increase in funding was primarily related to higher spending for education and healthcare. The State increased funding for education by $1.75 billion to comply with the state court order requiring higher funding for New York City schools as well as needs in other school districts in the state. The increase in spending is budgeted to be supported with a 4.8% increase in receipts, primarily related to increased personal income and business tax revenues, as well as $1.4 billion in non-recurring resources, which include the sweep of fund balances from other funds into the general fund, the increased use of debt and the development of video lottery terminals.

In mid-April Gov. Paterson requested all agencies to prepare spending and management plans designed to reduce both staffing and spending. The reductions were introduced in the State’s quarterly update which was released in July 2008. The State has also intensified its cash management practices to provide additional flexibility to respond to potential revenue shortfalls during the fiscal year.

New York City ended fiscal 2008 on June 30 with a $4.1 billion surplus which it used to prepay expenses occurring in fiscal 2009. New York City passed a $59.2 billion fiscal 2009 general fund budget for the fiscal year beginning July 1, 2008 which reflects a 5.5% decline in spending due to a projected $2.5 billion drop in tax receipts, primarily in personal and corporate income taxes.

Due to the slowdown in the national economy and the influence of the financial markets on New York City’s and the State’s economies, the NY Department of Budget has lowered its estimates for wage growth in the State to 2.7% for 2008 and 2.4% for 2009. Personal income is projected to grow only 3.4% in 2008, down from 7.7% in 2007. Growth in private employment is projected to slow to 0.2% in 2008 and 0.1% in 2009, with unemployment rising to 5.1% for 2008 from 4.5% in 2007. As of May 2008, the Department projected that the State’s economy would enter a recession after the national economy did, but that this recession would not be as deep as the last few had been, primarily due to the continued growth in private sector employment.

Many local governments in northern and western New York continue to operate under tremendous financial pressure as their manufacturing economies have shrunk over the last several decades. Both Buffalo and Erie County are operating under State-ordered Financial Control Boards to address fiscal problems associated with declining or stagnant tax bases and soaring benefit costs.

Schwab Municipal Money Funds 5

Fund Summaries continued

New York State remains a strong investment-grade credit due to the State’s financial flexibility and the continued strength of the New York City metropolitan economy, despite the recent downturn in the financial markets. New York State’s general obligation credit ratings are Aa3, AA and AA- from Moody’s Investors Service, Standard & Poor’s and Fitch, respectively.

New Jersey ended fiscal 2008 on June 30th with an estimated $1.1 billion balance in its general state funds, equal to 3.2% of appropriations. Revenues increased 4% over fiscal 2007 to $32.5 billion, largely due to continued strong growth in income taxes. Spending increased 9% to $33.9 billion, driven by increases in property tax rebates and school aid. In addition, the State drew down $684 million of its fund balance to prepay State debt and other long-term obligations, reducing its debt service costs for fiscal 2009 and subsequent years.

The State passed a $32.9 billion fiscal 2009 budget prior to the start of the fiscal year despite a $1 billion, or 3.1%, reduction in spending. The budget, which assumes no overall growth in revenues, includes no new taxes or tax increases and draws down the balance of general state funds to $600 million, or 1.8% of spending. The budget increases school aid by 5.2% to $11.5 billion, but cuts spending in most other areas of government. Property tax rebates, which doubled in fiscal 2008, were sharply rolled back.

New Jersey’s economy continues to be impacted by the weakness in the housing market, high energy prices and the nationwide economic downturn. Nonfarm employment remains largely unchanged from year ago levels, while the statewide unemployment rate has risen to 5.4% in May 2008 from 4.3% in May 2007. New Jersey remains a solid investment grade credit due to its diverse economy, high wealth levels and revenue-raising ability. New Jersey’s general obligation credit ratings are Aa3, AA and AA- from Moody’s Investors Service, Standard & Poor’s, and Fitch Ratings, respectively.

Pennsylvania budgeted to end fiscal 2008 on June 30th with $190 million in general fund reserves, or 0.04% of expenditures. The enacted budget for fiscal 2008 totaled $27.2 billion, representing a 3.2% increase from the prior year with more than two-thirds of the increase going towards education. Based on preliminary General Fund revenue collections, released July 1, 2008, fiscal 2008 collections were 0.6% in excess of the budgeted amount. Personal income tax receipts were 1.5% in excess of budget and more than offset sales tax receipts which were 0.4% below budget.

The fiscal 2009 budget was not passed prior to the start of the new fiscal year that commenced July 1, however Democratic Governor Edward Rendell signed a $28.2 billion budget on July 4. Similar to the prior year, the fiscal 2009 budget includes higher spending on education, energy and transportation. The budget does not increase any broad based taxes, but does authorize $2.8 billion of long-term borrowing to support capital projects.

The Commonwealth has added about 7,900 jobs over the last year, a 0.1% increase, while the unemployment rate increased to 5.2% as of May 2008 from 4.3% in May 2007. Per capita personal income is on par with the national average, but statewide personal income growth lags the nation due to slow population growth. Pennsylvania is the sixth most populous state in the nation.

Pennsylvania’s high credit quality is derived from its conservative financial management, economic diversification and moderate debt levels. The state’s ratings are Aa2, AA, AA from Moody’s Investors Service, Standard & Poor’s and Fitch, respectively.

Massachusetts continued to experience strong revenue collections in fiscal 2008 on June 30th with $632 million more in tax receipts received in the first 11 months of the fiscal year than had been projected as recently as January 2008. This represented a 3.2% increase over the January revenue estimate. The additional revenues, which were predominately from personal and corporate income tax receipts, reflected a 6.7% increase from the same 11 month period in fiscal 2007. The Commonwealth projects ending fiscal 2008 with a $2.1 billion ending fund balance, which represents 6.7% of general fund spending.

6 Schwab Municipal Money Funds

Fund Summaries continued

On July 13, 2008, Governor Deval Patrick signed the $28.1 billion fiscal 2009 budget which includes 3.8% growth in tax revenues and 2.6% growth in spending over fiscal 2008 levels. Despite the minimal level of growth, the budget includes additional funding for the Commonwealth’s landmark 2006 universal healthcare program, but also asks stakeholders of the program to make higher contributions. The budget anticipates the use of $300 million in reserves from the Commonwealth’s rainy day fund, but expected remaining reserves of about $1.8 billion would still represent a strong 6.4% of spending. To ensure fiscal stability during the current economic slowdown and to prepare for a potential decline in state tax revenues, the Governor also filed a companion budget that includes the expansion of his emergency powers allowing him to reduce spending across all of state government departments.

Despite the current economic slowdown, Massachusetts’ economy continues to be fundamentally strong. Growth in personal and corporate income tax revenues suggests sustained job growth which is further supported by the low unemployment rate of 4.7% in May 2008. Although personal income growth of 0.9% in the first quarter of 2008 slightly lagged the national growth rate of 1.1%, Massachusetts’ per capita personal income is 121% of the nation’s and is the 3rd highest in the nation behind New Jersey and Connecticut. Due to the diversity of the state’s economy, its high personal-wealth levels and its associated revenue raising ability, Massachusetts remains a strong investment-grade credit. As of the report date, the Commonwealth’s credit ratings were Aa2 from Moody’s, AA from Standard & Poor’s and AA from Fitch.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Municipal Money Funds 7

Performance and Fund Facts as of 06/30/08

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Municipal Money Funds

	New York		New Jersey		Massachusetts
	AMT Tax-Free		AMT Tax-Free		AMT Tax-Free
	Money Fund		Money Fund	Pennsylvania	Money Fund

		Value
	Sweep	Advantage
	Shares	Sharestm
Ticker Symbol	SWNXX	SWYXX	SWJXX	SWEXX	SWDXX

Seven-Day Yield[1]	1.15%	1.35%	1.12%	1.13%	1.17%

Seven-Day Yield—No Waiver[2]	1.09%	1.22%	1.03%	1.02%	1.06%

Seven-Day Effective Yield[1]	1.15%	1.35%	1.12%	1.13%	1.18%

Seven-Day Taxable-Equivalent Effective Yield[1,3]	2.02%	2.37%	2.03%	1.82%	1.98%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Municipal Money Funds

	New York	New Jersey		Massachusetts
	AMT Tax-Free	AMT Tax-Free		AMT Tax-Free
	Money Fund	Money Fund	Pennsylvania	Money Fund

Weighted Average Maturity	21 days	31 days	20 days	31 days

Credit Quality of Holdings % of portfolio	100% Tier 1	100% Tier 1	100% Tier 1	100% Tier 1

Credit-Enhanced Securities % of portfolio	54%	64%	66%	50%

Minimum Initial Investment[4]
Sweep Invesments®	*	*	*	*
Value Advantage Sharestm	$25,000	n/a	n/a	n/a
($15,000 for IRA and custodial accounts)[5]

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab.

[2]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[3]	Taxable-equivalent effective yields assume the following 2008 maximum tax rates: New York: 43.14% (federal regular income, New York state and New York city taxes); New Jersey 44.90%, Pennsylvania 38.07%, and Massachusetts 40.30% (federal regular income and state personal income taxes). Investment income may be subject to the Alternative Minimum Tax.

[4]	Please see prospectus for further detail and eligibility requirements.

[5]	Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult your tax advisor about your situation.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.

8 Schwab Municipal Money Funds

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2008 and held through June 30, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/08	at 6/30/08	1/1/08 - 6/30/08

Schwab New York AMT Tax-Free Money Fundtm
Sweep Shares
Actual Return	0.63%	$1,000	$1,008.40	$3.15
Hypothetical 5% Return	0.63%	$1,000	$1,021.73	$3.17
Value Advantage Sharestm
Actual Return	0.43%	$1,000	$1,009.40	$2.15
Hypothetical 5% Return	0.43%	$1,000	$1,022.73	$2.16

Schwab New Jersey AMT Tax-Free Money Fundtm
Actual Return	0.61%	$1,000	$1,008.90	$3.05
Hypothetical 5% Return	0.61%	$1,000	$1,021.83	$3.07

Schwab Pennsylvania Municipal Money Fundtm
Actual Return	0.63%	$1,000	$1,008.80	$3.15
Hypothetical 5% Return	0.63%	$1,000	$1,021.73	$3.17

Schwab Massachusetts AMT Tax-Free Money Fundtm
Actual Return	0.62%	$1,000	$1,008.90	$3.10
Hypothetical 5% Return	0.62%	$1,000	$1,021.78	$3.12

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

Schwab Municipal Money Funds 9

Schwab New York AMT Tax-Free Money Fundtm

Financial Statements

Financial Highlights

	1/1/08–		1/1/07–	1/1/06–	1/1/05–	1/1/04–	1/1/03–
Sweep Shares	06/30/08*		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.03	0.03	0.02	0.01	0.00 [1]

Less distributions:
Distributions from net investment income	(0.01)		(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[1]

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.84	[2]	3.03	2.82	1.78	0.56	0.41

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.63	[3,4]	0.65	0.65	0.66	0.69	0.69
Gross operating expenses	0.70	[3]	0.70	0.84	0.84	0.84	0.84
Net investment income (loss)	1.67	[3]	2.98	2.80	1.75	0.55	0.41
Net assets, end of period ($ x 1,000,000)	1,646		1,561	1,217	1,031	1,073	1,038

	1/1/08–		1/1/07–	1/1/06–	1/1/05–	1/1/04–	1/1/03–
Value Advantage Shares	06/30/08*		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.03	0.03	0.02	0.01	0.01

Less distributions:
Distributions from net investment income	(0.01)		(0.03)	(0.03)	(0.02)	(0.01)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.94	[2]	3.24	3.03	2.00	0.80	0.66

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.43	[3,5]	0.45	0.45	0.45	0.45	0.45
Gross operating expenses	0.56	[3]	0.57	0.60	0.61	0.61	0.61
Net investment income (loss)	1.87	[3]	3.18	2.98	2.00	0.79	0.65
Net assets, end of period ($ x 1,000,000)	1,465		1,477	1,103	834	654	690
* Unaudited.
1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.65 % if custody credits and an additional voluntary waiver had not been included.
5 The ratio of net operating expenses would have been 0.45 % if custody credits and an additional voluntary waiver had not been included.

10 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings as of June 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

96.5%	Municipal Securities	3,003,891	3,003,891

96.5%	Total Investments	3,003,891	3,003,891
3.5%	Other Assets and Liabilities		109,222

100.0%	Net Assets		3,113,113

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 96.5% of net assets

New York 95.0%
Albany IDA
Refunding IDRB (United Cerebral Palsy Association - Capital District)
Series 1997B
1.59%, 07/03/08 (a)(b)	8,385	8,385
Broome Cnty
BAN 2008
1.51%, 04/17/09	20,000	20,233
Broome Cnty IDA
Civic Facility RB (Methodist Homes For the Aging)
Series 2003
1.55%, 07/02/08 (a)(b)	3,625	3,625
Buffalo Municipal Water Finance Auth
Water System Refunding Bonds
Series 2008A
1.40%, 07/02/08 (a)(b)	7,200	7,200
Chautauqua Cnty
Civic Facility RB (Jamestown Center City Development Corp)
Series 2000A
1.65%, 07/03/08 (a)(b)	11,210	11,210
East Islip Union Free SD
TAN 2008
1.78%, 07/10/09	14,000	14,167
Erie Cnty IDA
RB (Orchard Park CCRC Inc)
Series 2006B
1.42%, 07/03/08 (a)(b)	7,000	7,000
Herkimer Cnty
Civic Facility RB (Templeton Foundation)
Series 2000
1.71%, 07/03/08 (a)(b)	1,400	1,400
Hudson Yards Infrastructure Corp
Sr RB Fiscal 2007
Series A
1.58%, 07/03/08 (a)(b)(c)(d)	14,415	14,415
1.59%, 07/03/08 (a)(b)(c)(d)	46,500	46,500
Long Island Power Auth
Electric System General RB
Series 2006C
1.55%, 07/03/08 (a)(b)(c)(d)	6,500	6,500
Electric System RB
Series 1998A
1.59%, 07/03/08 (a)(b)(c)(d)	9,900	9,900
Electric System Subordinated RB
Series 2001-1B
1.65%, 07/01/08 (a)(b)	3,500	3,500
Maine-Endwell Central SD
BAN 2008
1.84%, 06/26/09	15,000	15,169
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds
Series 2002A
1.55%, 07/03/08 (a)(b)(c)(d)	10,980	10,980
Transportation RB
Series 2002A
1.61%, 07/03/08 (a)(b)(c)(d)	5,440	5,440
Transportation RB
Series 2003A
1.64%, 07/03/08 (a)(b)(c)(d)	10,195	10,195
Transportation RB
Series 2005E1
1.34%, 07/03/08 (a)(b)	15,000	15,000
Transportation RB
Series 2007A
1.60%, 07/03/08 (a)(b)(c)(d)	25,000	25,000
1.63%, 07/03/08 (a)(b)(c)(d)	2,570	2,570
Transportation Refunding RB
Series 2002A
1.59%, 07/03/08 (a)(b)(c)(d)	7,000	7,000
1.63%, 07/03/08 (a)(b)(c)(d)	20,745	20,745
Transportation Revenue BAN
Series CP1 A, B, C
1.52%, 08/11/08 (b)	3,100	3,100
1.60%, 08/07/08 (b)	48,000	48,000
1.60%, 08/28/08 (b)	35,000	35,000
1.95%, 08/05/08 (b)	42,500	42,500
2.04%, 07/09/08 (b)	2,000	2,000
Nassau Cnty
GO Bonds
Series 2007A
1.05%, 07/02/08 (a)(b)	9,000	9,000
GO Bonds
Series 2007B
1.05%, 07/02/08 (a)(b)	10,000	10,000
Nassau Cnty Industrial Development Agency
Civic Facility RB (Cold Spring Harbor Laboratory)
Series 2006
1.60%, 07/01/08 (a)(c)	38,000	38,000

See financial notes 11

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Amsterdam at Harborside)
Series 2007C
1.15%, 07/02/08 (a)(b)	46,950	46,950
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds
Series 2008A
1.30%, 07/02/08 (a)(c)	25,000	25,000
Sales Tax Secured Bonds
Series 2008B
1.30%, 07/02/08 (a)(c)	23,000	23,000
Sales Tax Secured Bonds
Series 2008F
1.30%, 07/02/08 (a)(c)	20,000	20,000
Nassau Cnty Tobacco Settlement Corp
Tobacco Settlement Asset Backed Bonds
Series A
6.15%, 07/15/09	25,000	26,535
New Hartford Central SD
BAN 2008
1.74%, 06/19/09	20,000	20,144
New York City
GO Bonds Fiscal 1994
Series A7
1.70%, 07/01/08 (a)(b)	3,600	3,600
GO Bonds Fiscal 1994
Series H4
1.70%, 07/01/08 (a)(b)	6,790	6,790
GO Bonds Fiscal 2001
Series B
1.58%, 07/03/08 (a)(b)(c)(d)	4,210	4,210
GO Bonds Fiscal 2002
Series G
2.93%, 08/01/08 (b)	10,000	10,019
GO Bonds Fiscal 2003
Series C2
1.43%, 07/02/08 (a)(b)	5,030	5,030
GO Bonds Fiscal 2004
Series A2
1.55%, 07/02/08 (a)(b)	26,450	26,450
GO Bonds Fiscal 2004
Series A4
1.55%, 07/02/08 (a)(b)	5,500	5,500
GO Bonds Fiscal 2004
Series F
1.60%, 07/03/08 (a)(b)(c)(d)	105,000	105,000
GO Bonds Fiscal 2004
Series H2
1.41%, 07/02/08 (a)(b)	4,240	4,240
GO Bonds Fiscal 2004
Series H5
1.43%, 07/02/08 (a)(b)	1,345	1,345
GO Bonds Fiscal 2004
Series H6
1.35%, 07/02/08 (a)(b)	12,215	12,215
GO Bonds Fiscal 2004
Series H7
1.70%, 07/01/08 (a)(b)	6,450	6,450
GO Bonds Fiscal 2004
Series J
2.12%, 07/03/08 (a)(b)(c)(d)	19,160	19,160
GO Bonds Fiscal 2005
Series C3
3.44%, 07/03/08 (a)(c)	24,190	24,190
GO Bonds Fiscal 2005
Series E
1.63%, 07/03/08 (a)(b)(c)(d)	20,835	20,835
GO Bonds Fiscal 2005
Series M
1.53%, 07/03/08 (a)(c)(d)	8,000	8,000
GO Bonds Fiscal 2005
Series N
1.63%, 07/03/08 (a)(b)(c)(d)	20,035	20,035
GO Bonds Fiscal 2005
Series O
1.53%, 07/03/08 (a)(c)(d)	15,000	15,000
1.57%, 07/03/08 (a)(b)(c)(d)	7,665	7,665
GO Bonds Fiscal 2006
Series A
1.53%, 07/03/08 (a)(c)(d)	4,080	4,080
GO Bonds Fiscal 2006
Series E4
1.37%, 07/03/08 (a)(b)	13,000	13,000
GO Bonds Fiscal 2006
Series G
1.90%, 07/03/08 (a)(b)(c)(d)	9,995	9,995
2.05%, 07/03/08 (a)(b)(c)(d)	9,115	9,115
2.44%, 07/03/08 (a)(b)(c)(d)	13,760	13,760
GO Bonds Fiscal 2006
Series I1
1.58%, 07/03/08 (a)(c)(d)	6,390	6,390
1.90%, 07/03/08 (a)(b)(c)(d)	10,330	10,330
GO Bonds Fiscal 2006
Series I4
1.34%, 07/02/08 (a)(b)	8,500	8,500
GO Bonds Fiscal 2006
Series I5
2.00%, 07/01/08 (a)(b)	26,000	26,000
GO Bonds Fiscal 2006
Series I6
2.00%, 07/01/08 (a)(b)	34,650	34,650
GO Bonds Fiscal 2006
Series I7
1.44%, 07/02/08 (a)(b)	3,000	3,000
GO Bonds Fiscal 2006
Series J1
1.59%, 07/03/08 (a)(b)(c)(d)	7,955	7,955
GO Bonds Fiscal 2007
Series C
1.58%, 07/03/08 (a)(c)(d)	5,000	5,000
GO Bonds Fiscal 2007
Series C1
1.59%, 07/03/08 (a)(b)(c)(d)	5,285	5,285
GO Bonds Fiscal 2007
Series D
1.54%, 07/03/08 (a)(c)(d)	10,900	10,900
GO Bonds Fiscal 2008
Series C1
1.60%, 07/03/08 (a)(b)(c)(d)	7,330	7,330
GO Bonds Fiscal 2008
Series D3
1.05%, 07/03/08 (a)(c)	27,400	27,400
GO Bonds Fiscal 2008
Series D4
1.47%, 07/03/08 (a)(c)	4,000	4,000

12 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

GO Bonds Fiscal 2008
Series J10
1.40%, 07/03/08 (a)(c)	11,110	11,110
GO Bonds Fiscal 2008
Series J11
1.40%, 07/03/08 (a)(c)	37,500	37,500
GO Bonds Fiscal 2008
Series J9
1.40%, 07/03/08 (a)(c)	12,500	12,500
GO Bonds Fiscal 2008
Series L3
2.40%, 07/01/08 (a)(c)	5,000	5,000
GO Bonds Fiscal 2008
Series L5
2.00%, 07/01/08 (a)(c)	2,000	2,000
GO Bonds Fiscal 2008
Series L6
1.95%, 07/01/08 (a)(c)	45,000	45,000
New York City Capital Resource Corp
RB (Loan Enhanced Assistance Program)
Series 2008B3
1.45%, 07/03/08 (a)(b)	7,850	7,850
New York City HFA
Housing RB (Normandie Court I)
Series 1991A
1.40%, 07/02/08 (a)(b)	36,750	36,750
New York City Housing Development Corp
M/F Mortgage RB (Beekman Tower)
Series 2008A
1.35%, 07/02/08 (a)(b)	25,000	25,000
M/F Rental Housing RB (2 Gold Street)
Series 2006A
1.45%, 07/02/08 (a)(b)	15,000	15,000
M/F Rental Housing RB (90 Washington St)
Series 2005A
1.05%, 07/02/08 (a)(b)	34,150	34,150
M/F Rental Housing RB (Royal Charter Properties-East)
Series 2005A
1.35%, 07/02/08 (a)(b)	21,000	21,000
Residential RB (Queens College Residences)
Series 2008A
1.51%, 07/03/08 (a)(b)	12,000	12,000
New York City IDA
Series 2006A
1.59%, 07/03/08 (a)(b)	7,890	7,890
New York City Municipal Water Finance Auth
CP
Series 7
1.80%, 07/07/08	12,000	12,000
Water & Sewer Sysem RB Fiscal 2005
Series B
1.57%, 07/03/08 (a)(b)(c)(d)	10,000	10,000
Water & Sewer System RB Fiscal 2001
Series F2
1.34%, 07/02/08 (a)(c)	6,375	6,375
Water & Sewer System RB Fiscal 2001
Series D
1.54%, 07/03/08 (a)(c)(d)	4,995	4,995
Water & Sewer System RB Fiscal 2002
Series G
1.54%, 07/03/08 (a)(b)(c)(d)	18,545	18,545
Water & Sewer System RB Fiscal 2003
Series A
1.81%, 07/03/08 (a)(b)(c)(d)	9,900	9,900
Water & Sewer System RB Fiscal 2005
Series B
1.63%, 07/03/08 (a)(b)(c)(d)	3,000	3,000
Water & Sewer System RB Fiscal 2005
Series C
2.46%, 07/03/08 (a)(b)(c)(d)	7,140	7,140
Water & Sewer System RB Fiscal 2005
Series D
1.53%, 07/03/08 (a)(c)(d)	15,175	15,175
1.54%, 07/03/08 (a)(c)(d)	4,790	4,790
1.58%, 07/03/08 (a)(c)(d)	1,445	1,445
1.58%, 07/03/08 (a)(c)(d)	20,125	20,125
1.65%, 07/02/08 (a)(c)(d)	4,255	4,255
Water & Sewer System RB Fiscal 2006
Series A
1.53%, 07/03/08 (a)(c)(d)	47,000	47,000
1.53%, 07/03/08 (a)(c)(d)	7,000	7,000
1.54%, 07/03/08 (a)(c)(d)	4,500	4,500
1.54%, 07/03/08 (a)(b)(c)(d)	25,340	25,340
1.58%, 07/03/08 (a)(c)(d)	1,300	1,300
Water & Sewer System RB Fiscal 2007
Series CC2
2.05%, 07/01/08 (a)(c)	15,150	15,150
Water & Sewer System RB Fiscal 2007
Series DD
1.58%, 07/03/08 (a)(c)(d)	1,940	1,940
Water & Sewer System RB Fiscal 2008
Series A
1.57%, 07/03/08 (a)(c)(d)	22,987	22,987
Water & Sewer System RB Fiscal 2008
Series AA
1.57%, 07/03/08 (a)(c)(d)	9,900	9,900
Water & Sewer System RB Fiscal 2008
Series B1
1.35%, 07/03/08 (a)(c)	20,000	20,000
Water & Sewer System RB Fiscal 2008
Series B2
1.60%, 07/01/08 (a)(c)	6,500	6,500
Water & Sewer System RB Fiscal 2008
Series B4
1.40%, 07/03/08 (a)(c)	15,000	15,000
Water & Sewer System RB Fiscal 2008
Series BB3
2.00%, 07/01/08 (a)(c)	8,600	8,600
Water & Sewer System RB Fiscal
Series 2003E & 2005D
1.58%, 07/03/08 (a)(c)(d)	3,995	3,995
Water & Sewer System RB
Series Fiscal 2002 & 2003
Series A
1.54%, 07/03/08 (a)(c)(d)	15,000	15,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2007
Series S1
1.60%, 07/03/08 (a)(b)(c)(d)	18,800	18,800
1.60%, 07/03/08 (a)(b)(c)(d)	9,900	9,900
Building Aid RB Fiscal 2007
Series S2
1.61%, 07/03/08 (a)(b)(c)(d)	7,785	7,785

See financial notes 13

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Future Tax Secured Bonds Fiscal 1999
Series A
1.55%, 07/03/08 (a)(c)(d)	4,970	4,970
Future Tax Secured Bonds Fiscal 2000
Series C
1.54%, 07/03/08 (a)(c)(d)	14,545	14,545
Future Tax Secured Bonds Fiscal 2002
Series B
2.03%, 07/03/08 (a)(b)(c)(d)	12,514	12,515
Future Tax Secured Bonds Fiscal 2003
Series E
2.03%, 07/03/08 (a)(b)(c)(d)	4,630	4,630
Future Tax Secured Bonds Fiscal 2004
Series B & C & Fiscal 2003
Series E
1.58%, 07/03/08 (a)(c)(d)	5,405	5,405
Future Tax Secured Subordinate Bonds Fiscal 2007
Series B
1.53%, 07/03/08 (a)(c)(d)	3,899	3,899
1.57%, 07/03/08 (a)(c)(d)	5,000	5,000
Future Tax Secured Subordinate Bonds Fiscal 2007
Series C1
1.58%, 07/03/08 (a)(c)(d)	3,755	3,755
Future Tax Secured Subordinate Bonds Fiscal 2008
Series B
1.57%, 07/03/08 (a)(c)(d)	5,000	5,000
Recovery Bonds Fiscal 2003
Series 3B
1.45%, 07/01/08 (a)(c)	28,070	28,070
New York City Trust Cultural Resources
RB (Metropolitan Museum of Art)
Series 2006A1
1.20%, 07/03/08 (a)	10,000	10,000
Refunding RB (American Museum of Natural History)
Series 2008A1
2.00%, 07/01/08 (a)(c)	32,290	32,290
Refunding RB (American Museum of Natural History)
Series 2008A2
2.00%, 07/01/08 (a)(c)	32,290	32,290
Refunding RB (American Museum of Natural History)
Series 2008B1
1.50%, 07/01/08 (a)(c)	10,000	10,000
Refunding RB (American Museum of Natural History)
Series 2008B2
1.50%, 07/01/08 (a)(c)	8,400	8,400
Refunding RB (American Museum of Natural History)
Series 2008B3
1.50%, 07/01/08 (a)(c)	7,100	7,100
New York Liberty Development Corp
RB (Goldman Sachs Headquarters)
Series 2005
1.53%, 07/03/08 (a)(c)(d)	41,000	41,000
1.57%, 07/03/08 (a)(c)(d)	15,615	15,615
1.60%, 07/03/08 (a)(c)(d)	28,860	28,860
RB (Goldman Sachs Headquarters)
Series 2007
1.54%, 07/03/08 (a)(c)(d)	8,000	8,000
New York State
GO Bonds
Series 2000B
2.80%, 07/02/08 (b)	15,920	15,920
New York State Dormitory Auth
FHA Insured Mortgage Hospital RB (The New York & Presbyterian Hospital)
Series 2007
1.60%, 07/03/08 (a)(b)(c)(d)	9,900	9,900
RB (1989 Resolution)
Series 2000
1.51%, 07/03/08 (a)(b)(c)(d)	10,000	10,000
RB (Columbia Univ)
Series 2006A
1.73%, 07/02/08 (a)(c)(d)	5,970	5,970
RB (Cornell Univ)
Series 2008C
1.60%, 07/01/08 (a)(c)	10,800	10,800
RB (Culinary Institute of America)
Series 2004C
1.51%, 07/03/08 (a)(b)	3,000	3,000
RB (Culinary Institute of America)
Series 2004D
1.51%, 07/03/08 (a)(b)	3,150	3,150
RB (Culinary Institute of America)
Series 2006
1.51%, 07/03/08 (a)(b)	2,825	2,825
RB (Fordham Univ)
Series 2008A1
1.15%, 07/02/08 (a)(b)	7,700	7,700
RB (Fordham Univ)
Series 2008A2
1.15%, 07/02/08 (a)(b)	8,000	8,000
RB (Memorial Sloan-Kettering Cancer Center)
Series 2006-2
1.53%, 07/03/08 (a)(c)(d)	27,160	27,160
RB (New York Foundling Charitable Corp)
Series 1997
1.35%, 07/02/08 (a)(b)	7,505	7,505
RB (Park Ridge Hospital)
Series 2005
1.54%, 07/03/08 (a)(b)	960	960
RB (Rockefeller Univ)
Series 2002A2
1.25%, 07/03/08 (a)	8,500	8,500
RB (Rockefeller Univ)
Series 2005A
1.25%, 07/03/08 (a)	7,975	7,975
RB (Rockefeller Univ)
Series 2008A
1.25%, 07/03/08 (a)	9,000	9,000
RB (Royal Charter Properties-East)
Series 2006A
1.40%, 07/02/08 (a)(b)	41,690	41,690
RB
Series (Cornell Univ) 2004A
1.25%, 07/03/08 (a)(c)	6,335	6,335
RB
Series (Cornell Univ) 2004AB
1.25%, 07/03/08 (a)(c)	9,765	9,765
State Personal Income Tax RB
Series 2005F
1.53%, 07/03/08 (a)(c)(d)	6,690	6,690
State Personal Income Tax RB
Series 2005F & 2006A
1.58%, 07/03/08 (a)(c)(d)	9,240	9,240

14 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

State Personal Income Tax RB
Series 2006C
1.53%, 07/03/08 (a)(c)(d)	14,000	14,000
1.53%, 07/03/08 (a)(c)(d)	14,018	14,018
1.53%, 07/03/08 (a)(c)(d)	2,995	2,995
State Personal Income Tax RB
Series 2006D
1.53%, 07/03/08 (a)(c)(d)	7,900	7,900
1.54%, 07/03/08 (a)(c)(d)	5,500	5,500
State Personal Income Tax RB
Series 2007A
1.55%, 07/03/08 (a)(c)(d)	5,220	5,220
1.58%, 07/03/08 (a)(c)(d)	2,065	2,065
State Personal Income Tax Refunding RB
Series 2005B
1.56%, 07/03/08 (a)(b)(c)(d)	13,545	13,545
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison Co)
Series 2005A3
1.50%, 07/02/08 (a)(b)	3,000	3,000
New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds RB
Series 2002B
1.58%, 07/03/08 (a)(c)(d)	8,730	8,730
1.59%, 07/03/08 (a)(c)(d)	24,750	24,750
Clean Water & Drinking Water Revolving Funds RB
Series 2007A
1.53%, 07/03/08 (a)(c)(d)	7,500	7,500
State Personal Income Tax RB
Series 2008A
1.58%, 07/03/08 (a)(c)(d)	3,360	3,360
New York State HFA
Housing RB (100 Maiden Lane)
Series 2004A
1.50%, 07/02/08 (a)(b)	15,500	15,500
Housing RB (North End Avenue)
Series 2004A
1.45%, 07/02/08 (a)(b)	17,800	17,800
Service Contract Refunding RB
Series 2003B
1.45%, 07/02/08 (a)(b)	3,900	3,900
Service Contract Refunding RB
Series 2003I
1.50%, 07/02/08 (a)(b)	5,000	5,000
State Personal Income Tax RB
Series 2005C
1.45%, 07/03/08 (a)(c)	40,000	40,000
New York State Local Assistance Corp
Refunding RB
Series 1993C
1.60%, 07/03/08 (a)(b)(c)(d)	9,900	9,900
Subordinate Lien Refunding Bonds
Series 2003-A-5V
1.45%, 07/02/08 (a)(b)(c)	2,500	2,500
Subordinate Lien Refunding Bonds
Series 2003-A-6V
1.45%, 07/02/08 (a)(b)(c)	1,500	1,500
New York State Power Auth
CP
Series 1
1.52%, 08/04/08 (c)	43,583	43,583
1.61%, 07/28/08 (c)	26,090	26,090
1.65%, 09/05/08	28,407	28,407
1.95%, 08/05/08 (c)	22,725	22,725
2.10%, 07/07/08 (c)	2,500	2,500
RB
Series 2007A
1.80%, 07/03/08 (a)(b)(c)(d)	9,900	9,900
1.81%, 07/03/08 (a)(b)(c)(d)	6,835	6,835
New York State Thruway Auth
General RB
Series G
1.59%, 07/03/08 (a)(b)(c)(d)	8,415	8,415
1.61%, 07/03/08 (a)(b)(c)(d)	1,665	1,665
General RB
Series H
1.54%, 07/03/08 (a)(b)(c)(d)	8,835	8,835
Second General Highway & Bridge Trust Fund Bonds
Series 2007B
1.53%, 07/03/08 (a)(c)(d)	2,010	2,010
State Personal Income Tax RB
Series 2007A
1.58%, 07/03/08 (a)(c)(d)	7,655	7,655
1.54%, 07/03/08 (a)(c)(d)	4,265	4,265
New York State Urban Development Corp
Service Contract Refunding RB
Series 2008A2
1.45%, 07/03/08 (a)(b)(c)	20,000	20,000
Service Contract Refunding RB
Series 2008A3
1.52%, 07/03/08 (a)(b)(c)	8,500	8,500
Service Contract Refunding RB
Series 2008A4
1.45%, 07/03/08 (a)(b)(c)	25,000	25,000
State Personal Income Tax RB
Series 2005B
1.54%, 07/03/08 (a)(c)(d)	8,000	8,000
State Personal Income Tax RB
Series 2008A1
1.53%, 07/03/08 (a)(c)(d)	3,935	3,935
Niagara Falls Bridge Commission
Toll Bridge System RB
Series 1993A
1.25%, 07/02/08 (a)(b)(c)	9,000	9,000
Onondaga Cnty Industrial Development Agency
Civic Facility RB (Syracuse Univ)
Series 2008B
1.20%, 07/02/08 (a)(b)	2,500	2,500
Ontario Cnty IDA
Civic Facility RB (CHF-Finger Lakes LLC)
Series 2006A
1.51%, 07/03/08 (a)(b)	2,000	2,000
Otsego Cnty Industrial Development Agency
RB (Mary Imogene Bassett hospital)
Series 2007A
1.59%, 07/03/08 (a)(b)	4,375	4,375
Port Auth of New York & New Jersey
Consolidated Bonds 135th
Series
1.55%, 07/03/08 (a)(c)(d)	5,000	5,000
Consolidated Bonds 144th
Series
1.58%, 07/03/08 (a)(c)(d)	2,400	2,400
Consolidated Bonds 148th
Series
1.58%, 07/03/08 (a)(b)(c)(d)	2,690	2,690

See financial notes 15

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

1.59%, 07/03/08 (a)(b)(c)(d)	5,540	5,540
1.64%, 07/03/08 (a)(b)(c)(d)	31,350	31,350
Consolidated Bonds 149th
Series
1.58%, 07/03/08 (a)(c)(d)	1,000	1,000
CP
Series B
1.40%, 07/09/08 (c)	5,375	5,375
1.52%, 08/11/08 (c)	16,100	16,100
Sales Tax Asset Receivable Corp
RB Fiscal 2005
Series A
2.03%, 07/03/08 (a)(b)(c)(d)	4,225	4,225
2.05%, 07/03/08 (a)(b)(c)(d)	6,400	6,400
2.05%, 07/03/08 (a)(b)(c)(d)	5,220	5,220
Saratoga Cnty Industrial Development Agency
RB (Saratoga Hospital Obligated Group)
Series 2007A
1.59%, 07/03/08 (a)(b)	3,945	3,945
St. Lawrence Cnty Industrial Development Agency
Civic Facility RB (St. Lawrence Univ)
Series 2005
1.40%, 07/03/08 (a)(b)	8,225	8,225
Civic Facility Refunding RB (Claxton-Hepburn Medical Center)
Series 2006
1.59%, 07/03/08 (a)(b)	3,860	3,860
Suffolk Cnty Water Auth
Water System RB
Series 1992C
1.85%, 07/02/08 (a)(b)(c)(d)	6,660	6,660
Syracuse Industrial Development Agency
Civic Facility RB (Syracuse Univ)
Series 2008A2
1.90%, 07/01/08 (a)(b)	8,000	8,000
Tompkins Cnty Industrial Development Agency
Civic Facility RB (Cornell Univ)
Series 2008A1
1.60%, 07/01/08 (a)(c)	1,000	1,000
Civic Facility RB (Cornell Univ)
Series 2008A2
2.00%, 07/01/08 (a)(c)	17,740	17,740
Triborough Bridge & Tunnel Auth
Civic Facility RB (Rensselaer Polytechnic Institute)
Series 2008A
1.25%, 07/03/08 (a)(b)	8,000	8,000
Civic Facility RB (Rensselaer Polytechnic Institute)
Series 2008B
1.30%, 07/03/08 (a)(b)	10,000	10,000
General RB
Series 2001A
1.90%, 07/03/08 (a)(b)(c)(d)	15,000	15,000
General Refunding RB
Series 2002B
1.54%, 07/03/08 (a)(c)(d)	9,995	9,995
1.55%, 07/03/08 (a)(c)(d)	14,000	14,000
2.61%, 07/02/08 (a)(b)(c)(d)	8,895	8,895
General Refunding RB
Series 2005B2
1.41%, 07/03/08 (a)(c)	1,000	1,000
Subordinate Refunding RB
Series 2002E
1.90%, 07/03/08 (a)(b)(c)(d)	20,700	20,700
Westchester Industrial Development Agency
Mortgage RB (Kendal on Hudson)
Series 2007
1.42%, 07/03/08 (a)(b)	17,850	17,850

		2,957,456

Puerto Rico 1.5%
Puerto Rico
Public Improvement Bonds
Series 2001A
1.55%, 07/03/08 (a)(b)(c)(d)	1,235	1,235
1.58%, 07/03/08 (a)(b)(c)(d)	8,700	8,700
Public Improvement Refunding Bonds
Series 2007A2
1.57%, 07/03/08 (a)(b)(c)	2,000	2,000
Public Improvement Refunding Bonds
Series 2007A3
1.80%, 07/01/08 (a)(b)(c)	1,900	1,900
TRAN
Series 2008
3.40%, 07/30/08 (b)	15,000	15,010
Puerto Rico Electric Power Auth
Power RB
Series HH
1.55%, 07/03/08 (a)(b)(c)(d)	5,695	5,695
Power Refunding RB
Series UU
1.63%, 07/03/08 (a)(b)(c)(d)	9,895	9,895
Puerto Rico Highway & Transportation Auth
Subordinated Transportation Refunding RB
Series 2008A
1.58%, 07/03/08 (a)(b)(c)(d)	2,000	2,000

		46,435

Total Municipal Securities (Cost $3,003,891)		3,003,891

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/08, the tax basis cost of the fund’s investments was $3,003,891.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,293,859 or 41.6% of net assets.
BAN — Bond anticipation note
GO — General obligation
HFA — Housing finance agency
IDA — Industrial development authority
IDRB — Industrial development revenue bond
RB — Revenue bond
SD — School district
TAN — Tax anticipation note
TRAN — Tax and revenue anticipation note

16 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Statement of
Assets and Liabilities

As of June 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$3,003,891
Cash		45,360
Receivables:
Investments sold		63,507
Fund shares sold		13,747
Interest		8,739
Prepaid expenses	+	146

Total assets		3,135,390

Liabilities
Payables:
Investments bought		14,167
Investment adviser and administrator fees		70
Transfer agent and shareholder services fees		65
Fund shares redeemed		6,359
Distributions to shareholders	+	1,616

Total liabilities		22,277

Net Assets
Total assets		3,135,390
Total liabilities	–	22,277

Net assets		$3,113,113
Net Assets by Source
Capital received from investors		3,111,944
Net investment income not yet distributed		41
Net realized capital gains		1,128

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$1,647,086		1,646,263		$1.00
Value Advantage Shares	$1,466,027		1,465,223		$1.00

See financial notes 17

 Schwab New York AMT Tax-Free Money Fund

Statement of
Operations
For January 1, 2008 through June 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Interest		$35,921

Net Realized Gains and Losses
Net realized gains on investments		1,128

Expenses
Investment adviser and administrator fees		5,153
Transfer agent and shareholder service fees:
Sweep Shares		2,975
Value Advantage Shares		1,570
Registration fees		79
Portfolio accounting fees		56
Custodian fees		30
Professional fees		19
Trustees’ fees		19
Shareholder reports		18
Interest expense		7
Other expenses	+	8

Total expenses		9,934
Expense reduction by adviser and Schwab	−	1,277
Custody credits	−	265

Net expenses		8,392

Increase (Decrease) in Net Assets from Operations
Total investment income		35,921
Net expenses	−	8,392

Net investment income		27,529
Net realized gains	+	1,128

Increase in net assets from operations		$28,657

18 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/08-06/30/08	1/1/07-12/31/07
Net investment income		$27,529	$79,173
Net realized gains	+	1,128	413

Increase in net assets from operations		28,657	79,586

Distributions to Shareholders
Distributions from net investment income
Sweep Shares		14,140	39,892
Value Advantage Shares	+	13,348	39,413

Total distributions from net investment income		27,488	79,305

Transactions in Fund Shares*
Shares Sold
Sweep Shares		4,072,686	7,261,363
Value Advantage Shares	+	918,568	1,960,583

Total shares sold		4,991,254	9,221,946

Shares Reinvested
Sweep Shares		13,023	39,234
Value Advantage Shares	+	11,247	36,265

Total shares reinvested		24,270	75,499

Shares Redeemed
Sweep Shares		(3,999,992)	(6,957,069)
Value Advantage Shares	+	(941,380)	(1,622,927)

Total shares redeemed		(4,941,372)	(8,579,996)

Net transactions in fund shares		74,152	717,449

Net Assets
Beginning of period		3,037,792	2,320,062
Total increase	+	75,321	717,730

End of period		$3,113,113	$3,037,792

Net investment income not yet distributed		$41	$−

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 19

Schwab New Jersey AMT Tax-Free Money Fundtm

Financial Statements

Financial Highlights

	1/1/08–		1/1/07–	1/1/06–	1/1/05–	1/1/04–	1/1/03–
	06/30/08*		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.03	0.03	0.02	0.01	0.00 [1]

Less distributions:
Distributions from net investment income	(0.01)		(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[1]

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.89	[2]	3.02	2.82	1.80	0.57	0.43

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.61	[3,4]	0.66 [5]	0.65	0.65	0.65	0.65
Gross operating expenses	0.73	[3]	0.76	0.88	0.86	0.86	0.86
Net investment income (loss)	1.77	[3]	2.96	2.78	1.78	0.57	0.43
Net assets, end of period ($ x 1,000,000)	797		726	513	472	448	463
* Unaudited.
1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.65% if custody credits and an additional voluntary waiver had not been included
5 The ratio of net operating expenses would have been 0.65% if tax expense had not been included.

20 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings as of June 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

85.5%	Municipal Securities	681,770	681,770

85.5%	Total Investments	681,770	681,770
14.5%	Other Assets and Liabilities		115,194

100.0%	Net Assets		796,964

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 85.5% of net assets

New Jersey 72.1%
Burlington Cnty
BAN
Series 2007F
2.83%, 12/26/08	10,000	10,032
BAN
Series 2008A
1.95%, 09/02/08	10,000	10,018
Camden Cnty Municipal Utilities Auth
Sewer Refunding RB
Series 2006B
3.32%, 07/15/08 (b)	1,225	1,226
Essex Cnty
BAN
Series 2008
1.73%, 06/25/09	15,000	15,184
Fair Lawn
BAN
Series 2007A
2.92%, 12/18/08	10,000	10,026
Garden State Preservation Trust
Open Space & Farmland Preservation Bonds
Series 2005A
1.40%, 07/02/08 (a)(b)(c)(d)	8,005	8,005
1.65%, 07/03/08 (a)(b)(c)(d)	3,600	3,600
Hopatcong
BAN
3.68%, 08/08/08	12,714	12,721
Montgomery
BAN
2.65%, 01/16/09	13,500	13,525
New Jersey
GO Refunding Bonds
Series H
1.58%, 07/03/08 (a)(c)(d)	9,970	9,970
Refunding GO Bonds
Series J
3.39%, 07/15/08	2,000	2,001
New Jersey Economic Development Auth
Economic Development Bonds (Ranney School)
Series 2007
1.50%, 07/03/08 (a)(b)	12,410	12,410
First Mortgage Refunding RB (Winchester Gardens at Homestead)
Series 2004B
1.70%, 07/03/08 (a)(b)	7,725	7,725
Motor Vehicle Surcharge RB
Series 2004A
1.56%, 07/03/08 (a)(b)(c)(d)	4,400	4,400
1.58%, 07/03/08 (a)(b)(c)(d)	7,415	7,415
RB (Baptist Home Society of New Jersey)
Series 2003
1.70%, 07/03/08 (a)(b)	3,410	3,410
RB (Blair Academy)
Series 2007
1.40%, 07/03/08 (a)(b)	22,795	22,795
RB (Geriatric Services Housing Corp)
Series 2001
1.44%, 07/02/08 (a)(b)	665	665
RB (Princeton Day School Inc)
Series 2005
1.60%, 07/02/08 (a)(b)	9,800	9,800
RB (The Hun School of Princeton)
Series 2004
1.49%, 07/03/08 (a)(b)	10,135	10,135
Refunding RB (Crane’s Mill)
Series 2005B
1.56%, 07/03/08 (a)(b)	11,190	11,190
School Facilities Construction Bonds
Series 2006R3
2.35%, 07/01/08 (a)(b)	2,000	2,000
School Facilities Construction Bonds
Series 2008X
1.00%, 07/02/08 (a)(b)	24,000	24,000
School Facilities Construction Refunding Bonds
Series 2008V1
1.60%, 07/02/08 (a)(b)	3,000	3,000
School Facilities Construction Refunding Bonds
Series 2008V3
1.60%, 07/02/08 (a)(b)	2,000	2,000
School Facilities Construction Refunding Bonds
Series 2008V4
1.47%, 07/02/08 (a)(b)	5,000	5,000
School Facilities Construction Refunding Bonds
Series 2005N1
1.56%, 07/03/08 (a)(b)(c)(d)	10,160	10,160
New Jersey Educational Facilities Auth
RB (Princeton Univ)
Series 2007E
1.57%, 07/03/08 (a)(c)(d)	7,721	7,721
RB (Princeton Univ)
Series 2002B
2.05%, 07/01/08 (a)	9,195	9,195

See financial notes 21

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Princeton Univ)
Series 2007F
1.53%, 07/03/08 (a)(c)(d)	6,435	6,435
New Jersey Health Care Facilities Financing Auth
RB (AHS Hospital Corp)
Series 2008C
1.10%, 07/03/08 (a)(b)	6,510	6,510
RB (Hackensack Univ Medical Center)
Series 2008
1.60%, 07/03/08 (a)(b)(c)(d)	4,410	4,410
RB (Hospital Capital Asset Financing Program)
Series 1985A
1.60%, 07/03/08 (a)(b)	1,125	1,125
RB (Meridian Health System Obligated Group)
Series 2003A
1.60%, 07/03/08 (a)(b)	1,200	1,200
RB (Robert Wood Johnson Univ Hospital)
Series 2004
1.40%, 07/03/08 (a)(b)	1,405	1,405
RB (Virtua Health)
Series 2004
1.40%, 07/03/08 (a)(b)	5,905	5,905
RB Composite Program
Series 2003A1
1.43%, 07/03/08 (a)(b)	900	900
RB Composite Program
Series 2004A3
1.51%, 07/03/08 (a)(b)	975	975
Refunding RB (Underwood-Memorial Hospital)
Series 2008
1.60%, 07/02/08 (a)(b)	5,755	5,755
New Jersey State Building Auth
State Building RB
Series 2003A1
1.38%, 07/02/08 (a)(b)	4,905	4,905
State Building RB
Series 2003A3
1.38%, 07/02/08 (a)(b)	5,395	5,395
New Jersey Tobacco Settlement Financing Corp
Tobacco Settlement Asset-Backed Bonds
Series 2002
1.52%, 07/03/08 (a)(c)(d)	11,210	11,210
Tobacco Settlement Asset-Backed Bonds
Series 2003
1.61%, 07/02/08 (a)(c)(d)	28,080	28,080
New Jersey Transit Corp
COP
Series 2003A
1.52%, 07/03/08 (a)(b)(c)(d)	14,765	14,765
New Jersey Transportation Trust Fund Auth
Transportation System Bonds
Series 2005D
1.61%, 07/03/08 (a)(b)(c)(d)	10,565	10,565
1.65%, 07/03/08 (a)(b)(c)(d)	4,390	4,390
Transportation System Bonds
Series 2006A
1.52%, 07/03/08 (a)(b)(c)(d)	7,500	7,500
1.52%, 07/03/08 (a)(b)(c)(d)	6,300	6,300
1.57%, 07/03/08 (a)(b)(c)(d)	23,100	23,100
Transportation System Bonds
Series 2006C
1.57%, 07/03/08 (a)(b)(c)(d)	10,500	10,500
1.59%, 07/03/08 (a)(b)(c)(d)	6,820	6,820
1.59%, 07/03/08 (a)(b)(c)(d)	2,600	2,600
New Jersey Turnpike Auth
RB
Series 2004C2
1.58%, 07/03/08 (a)(b)(c)(d)	9,920	9,920
Newark Housing Auth
Refunding RB (Newark Marine Terminal)
Series 2007
1.57%, 07/03/08 (a)(b)(c)(d)	1,255	1,255
Port Auth of New York & New Jersey
Consolidated Bonds 135th
Series
1.55%, 07/03/08 (a)(c)(d)	14,900	14,900
Consolidated Bonds 140th
Series
1.54%, 07/03/08 (a)(b)(c)(d)	27,105	27,105
Consolidated Bonds 144th
Series
1.54%, 07/03/08 (a)(c)(d)	15,000	15,000
1.58%, 07/03/08 (a)(c)(d)	2,000	2,000
Consolidated Bonds 148th
Series
1.58%, 07/03/08 (a)(b)(c)(d)	1,000	1,000
1.64%, 07/03/08 (a)(b)(c)(d)	16,000	16,000
Consolidated Bonds 149th
Series
1.58%, 07/03/08 (a)(c)(d)	1,630	1,630
Consolidated Bonds 85th
Series
1.55%, 07/03/08 (a)(c)(d)	6,795	6,795
CP
Series B
1.55%, 07/08/08 (c)	8,540	8,540
1.40%, 07/09/08 (c)	17,335	17,335
1.95%, 08/05/08 (c)	5,020	5,020
1.52%, 08/11/08 (c)	9,425	9,425

Princeton
BAN
2.90%, 01/08/09	6,000	6,033
Rutgers State Univ
GO Refunding Bonds
Series 2002A
1.35%, 07/01/08 (a)(c)	3,100	3,100
Sparta
BAN
1.98%, 02/27/09	9,956	10,021

		575,158

Puerto Rico 13.4%
Puerto Rico
GO Public Improvement Refunding Bonds
Series 2007A4
1.80%, 07/01/08 (a)(b)(c)	600	600
Public Improvement Bonds
Series 2001A
1.61%, 07/03/08 (a)(b)(c)(d)	16,905	16,905
Public Improvement Refunding Bonds
Series 2007A6
1.80%, 07/01/08 (a)(b)	1,000	1,000
TRAN
Series 2008
3.40%, 07/30/08 (b)	10,000	10,007

22 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Puerto Rico Aqueduct & Sewer Auth
RB
Series A
1.60%, 07/03/08 (a)(b)(c)(d)	3,750	3,750
Puerto Rico Electric Power Auth
Power Refunding RB
Series VV
1.61%, 07/03/08 (a)(b)(c)(d)	3,465	3,465
Puerto Rico Highway & Transportation Auth
Subordinated Transportation Refunding RB
Series 2008A
1.58%, 07/03/08 (a)(b)(c)(d)	37,000	37,000
Transportation Refunding RB
Series N
1.56%, 07/03/08 (a)(b)(c)(d)	13,360	13,360
Puerto Rico Sales Tax Financing Corp.
Sales Tax RB
Series 2007A
1.57%, 07/03/08 (a)(b)(c)(d)	20,525	20,525

		106,612

Total Municipal Securities (Cost $681,770)		681,770

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/08, the tax basis cost of the fund’s investments was $681,770.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $378,556 or 47.5% of net assets.
BAN — Bond anticipation note
COP — Certificate of participation
GO — General obligation
RB — Revenue bond
TRAN — Tax and revenue anticipation note

See financial notes 23

 Schwab New Jersey AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of June 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$681,770
Cash		15,329
Receivables:
Investments sold		97,565
Interest	+	3,866

Total assets		798,530

Liabilities
Payables:
Investments bought		1,160
Investment adviser and administrator fees		17
Transfer agent and shareholder services fees		23
Distributions to shareholders		363
Accrued expenses	+	3

Total liabilities		1,566

Net Assets
Total assets		798,530
Total liabilities	–	1,566

Net assets		$796,964
Net Assets by Source
Capital received from investors		796,879
Net investment income not yet distributed		26
Net realized capital gains		59

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$796,964		796,408		$1.00

24 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Statement of
Operations
For January 1, 2008 through June 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Interest		$9,205

Net Realized Gains and Losses
Net realized gains on investments		59

Expenses
Investment adviser and administrator fees		1,352
Transfer agent and shareholder service fees		1,352
Registration fees		55
Portfolio accounting fees		27
Trustees’ fees		16
Professional fees		13
Custodian fees		9
Shareholder reports		6
Other expenses	+	3

Total expenses		2,833
Expense reduction by adviser and Schwab	−	361
Custody credits	−	100

Net expenses		2,372

Increase (Decrease) in Net Assets from Operations
Total investment income		9,205
Net expenses	−	2,372

Net investment income		6,833
Net realized gains	+	59

Increase in net assets from operations		$6,892

See financial notes 25

 Schwab New Jersey AMT Tax-Free Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/08-06/30/08	1/1/07-12/31/07
Net investment income		$6,833	$18,323
Net realized gains	+	59	132

Increase in net assets from operations		6,892	18,455

Distributions to Shareholders
Distributions from net investment income		6,807	18,370

Transactions in Fund Shares*
Shares sold		1,337,285	2,325,659
Shares reinvested		6,312	18,178
Shares redeemed	+	(1,272,308)	(2,131,277)

Net transactions in fund shares		71,289	212,560

Net Assets
Beginning of period		725,590	512,945
Total increase	+	71,374	212,645

End of period		$796,964	$725,590

Net investment income not yet distributed		$26	$−

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

26 See financial notes

Schwab Pennsylvania Municipal Money Fund tm

Financial Statements

Financial Highlights

	1/1/08–		1/1/07–	1/1/06–	1/1/05–	1/1/04–	1/1/03–
	06/30/08*		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.03	0.03	0.02	0.01	0.00 [1]

Less distributions:
Distributions from net investment income	(0.01)		(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[1]

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.88	[2]	3.06	2.85	1.82	0.62	0.49

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.63	[3,4]	0.65	0.65	0.65	0.65	0.65
Gross operating expenses	0.75	[3]	0.77	0.89	0.88	0.86	0.87
Net investment income (loss)	1.77	[3]	3.00	2.81	1.82	0.62	0.48
Net assets, end of period ($ x 1,000,000)	533		525	412	378	346	328
* Unaudited.
1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.65% if custody credits and an additional voluntary waiver had not been included.

See financial notes 27

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings as of June 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.7%	Municipal Securities	520,863	520,863

97.7%	Total Investments	520,863	520,863
2.3%	Other Assets and Liabilities		12,405

100.0%	Net Assets		533,268

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 97.7% of net assets

Pennsylvania 95.2%
Abington SD
GO Bonds
Series 2007
1.55%, 07/03/08 (a)(b)(c)(d)	6,800	6,800
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center)
Series 2007A2
1.55%, 07/03/08 (a)(c)(d)	4,000	4,000
RB (Univ of Pittsburgh Medical Center)
Series 2007D
1.55%, 07/03/08 (a)(c)(d)	1,000	1,000
RB (University of Pittsburgh Medical Center)
Series 2005B
1.71%, 08/15/09 (e)	6,750	6,750
RB (University of Pittsburgh Medical Center)
Series 2007B2
1.61%, 07/03/08 (a)(c)(d)	9,000	9,000
Central Bucks SD
GO Bonds
Series 2008
1.60%, 07/03/08 (a)(c)(d)	12,425	12,425
Cumberland Cnty Municipal Auth
RB (Diakon Lutheran Social Ministries)
Series 2007B
1.50%, 07/03/08 (a)(b)	10,000	10,000
RB
Series 2003D
1.50%, 07/03/08 (a)(b)	2,300	2,300
Dallastown Area SD
GO Bonds
Series 2008
1.70%, 07/03/08 (a)(b)(c)	7,000	7,000
Dauphin Cnty
GO Bonds
Series 2008
1.54%, 07/03/08 (a)(c)	5,620	5,620
Dauphin Cnty General Auth
RB (Hyatt Regency Pittsburgh International Airport Hotel)
Series 1988
1.58%, 07/03/08 (a)(b)(c)(d)	25,828	25,828
Delaware Cnty IDA
Hospital RB (Crozer-Chester Medical Center)
Series 2002
1.46%, 07/03/08 (a)(b)	4,595	4,595
RB (YMCA of Philadelphia)
Series 1999
1.57%, 07/02/08 (a)(b)	1,335	1,335
Delaware River Joint Toll Bridge Commission
Bridge RB
Series 2007A
1.57%, 07/03/08 (a)(b)(c)(d)	9,695	9,695
Delaware Valley Regional Finance Auth
Local Government RB
Series 1986
1.48%, 07/02/08 (a)(b)	5,000	5,000
Local Government RB
Series 1998A
1.57%, 07/03/08 (a)(b)(c)(d)	7,840	7,840
1.60%, 07/03/08 (a)(b)(c)(d)	4,055	4,055
1.90%, 07/03/08 (a)(b)(c)(d)	14,510	14,510
Erie SD
GO Bonds
Series 2001A
1.60%, 07/03/08 (a)(b)(c)(d)	5,950	5,950
Franklin Cnty IDA
Bonds (Menno Haven)
Series 2008
1.57%, 07/03/08 (a)(b)	3,425	3,425
Hanover Public SD
GO Bonds
Series 2005
1.70%, 07/03/08 (a)(b)(c)	4,600	4,600
Harrisburg Auth
Water Refunding RB
Series 2002B
1.70%, 07/03/08 (a)(b)(c)	2,000	2,000
Lancaster Cnty Hospital Auth
RB (Masonic Homes)
Series 2008B
2.10%, 07/01/08 (a)(b)	1,255	1,255
RB (Masonic Homes)
Series 2008C
2.10%, 07/01/08 (a)(b)	1,130	1,130
RB (Masonic Homes)
Series 2008D
2.10%, 07/01/08 (a)(b)	1,150	1,150
Luzerne Cnty IDA
RB (Methodist Homes)
Series 2003
1.60%, 07/02/08 (a)(b)	4,025	4,025

28 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Manheim Township SD
GO Bonds
Series 2004
1.57%, 07/03/08 (a)(b)(c)	1,965	1,965
Monroe Cnty Hospital Auth
RB (Pocono Medical Center)
Series 2002B
1.52%, 07/03/08 (a)(b)	7,500	7,500
Montgomery Cnty IDA
Environmental Facilities RB (Ionza Inc)
Series 2000
1.65%, 07/03/08 (a)(b)	7,000	7,000
Pollution Control Refunding RB (Peco Energy Co)
Series 1994A
1.85%, 07/14/08 (b)	15,000	15,000
1.65%, 09/08/08 (b)	10,840	10,840
Pollution Control Refunding RB (Peco Energy Co)
Series 1996A
1.65%, 09/08/08 (b)	10,000	10,000
Pollution Control Refunding RB (Peco Energy Co)
Series 1999A
1.50%, 07/02/08 (a)(b)	2,000	2,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Brookside Manor Apts)
Series 2001A
1.80%, 07/03/08 (a)(b)	3,000	3,000
M/F Housing RB (Kingswood Apts)
Series 2001A
1.80%, 07/03/08 (a)(b)	5,375	5,375
Moon IDA
First Mortgage RB (Providence Point)
Series 2007
1.40%, 07/03/08 (a)(b)	10,000	10,000
Northhampton Cnty
RB (Binney & Smith)
Series 1997A
1.62%, 07/02/08 (a)(b)	5,600	5,600
Pennsylvania
GO Bonds First
Series 2007A
1.55%, 07/03/08 (a)(c)(d)	3,113	3,113
GO Bonds First
Series of 2003
1.55%, 07/03/08 (a)(b)(c)(d)	7,540	7,540
GO Bonds First
Series of 2008
1.55%, 07/03/08 (a)(c)(d)	4,180	4,180
GO Bonds Second Refunding
Series 2002
2.93%, 10/01/08 (b)	7,955	7,995
GO Bonds Second
Series 2007A
1.55%, 07/03/08 (a)(c)(d)	3,480	3,480
1.56%, 07/03/08 (a)(c)(d)	5,000	5,000
GO Bonds Third Refunding
Series 2004
2.05%, 07/03/08 (a)(b)(c)(d)	19,889	19,889
Pennsylvania Economic Development Finance Auth
Exempt Facilities RB (Shippingport)
Series 2005A
1.66%, 07/02/08 (a)(b)	4,000	4,000
Pennsylvania Energy Development Auth
RB (B&W Ebensburg)
Series 1986
1.65%, 07/02/08 (a)(b)	2,560	2,560
Pennsylvania HFA
Residential Development Refunding RB
Series 2002A
2.00%, 07/02/08 (a)(c)(d)	6,000	6,000
S/F Mortgage RB
Series 2002-74B
1.56%, 07/03/08 (a)(c)(d)	7,495	7,495
S/F Mortgage RB
Series 2004-83B
1.95%, 07/02/08 (a)(c)	1,885	1,885
S/F Mortgage RB
Series 2004-84C
1.50%, 07/02/08 (a)(c)	7,865	7,865
S/F Mortgage RB
Series 2004-86C
1.50%, 07/02/08 (a)(c)	100	100
S/F Mortgage RB
Series 2005-88B
1.50%, 07/02/08 (a)(c)	1,700	1,700
Pennsylvania Higher Educational Facilities Auth
RB (Foundation for Indiana Univ of Pennsylvania Student Housing)
Series 2008
1.50%, 07/03/08 (a)(b)	9,000	9,000
RB (Thomas Jefferson Univ)
Series 2008A
1.47%, 07/03/08 (a)(b)	3,600	3,600
RB (Thomas Jefferson Univ)
Series 2008B
1.47%, 07/03/08 (a)(b)	6,000	6,000
RB (Univ of Pennsylvania Health System)
Series 2008A
1.15%, 07/02/08 (a)(b)	5,000	5,000
RB
Series 2008A
1.70%, 03/17/09	7,000	7,000
Pennsylvania Housing Finance Agency
Rental Housing Refunding Bonds
Series 2008A
1.55%, 07/02/08 (a)(c)	9,265	9,265
Rental Housing Refunding Bonds
Series 2008C
1.55%, 07/02/08 (a)(c)	3,830	3,830
S/F Mortgage RB
Series 2001-72A
2.15%, 07/03/08 (a)(b)(c)(d)	2,495	2,495
S/F Mortgage RB
Series 2003-97A
1.78%, 07/03/08 (a)(c)(d)	1,370	1,370
S/F Mortgage RB
Series 2004-77B
1.70%, 07/02/08 (a)(c)	9,000	9,000
S/F Mortgage RB
Series 2004-82B
1.50%, 07/02/08 (a)(c)	7,000	7,000
S/F Mortgage RB
Series 2004-83C
1.95%, 07/02/08 (a)(c)	2,400	2,400

See financial notes 29

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

S/F Mortgage RB
Series 2006-95A
1.70%, 07/03/08 (a)(c)(d)	2,500	2,500
S/F Mortgage RB
Series 2006-96A
1.70%, 07/03/08 (a)(c)(d)	4,380	4,380
1.78%, 07/03/08 (a)(c)(d)	8,290	8,290
S/F Mortgage RB
Series 2007-100A
1.70%, 07/03/08 (a)(c)(d)	995	995
S/F Mortgage RB
Series 2007-99
1.70%, 07/03/08 (a)(c)(d)	2,358	2,358
S/F Mortgage RB
Series 2008-101A
2.35%, 03/01/09	2,700	2,700
S/F Mortgage RB
Series 2008-101B
2.15%, 03/01/09	3,270	3,270
Pennsylvania Public School Building Auth
School Lease RB (Philadelphia SD)
Series 2003
1.65%, 07/03/08 (a)(b)(c)(d)	4,665	4,665
Pennsylvania State Turnpike Commission
Registration Fee Refunding RB
Series 2005B
1.55%, 07/03/08 (a)(b)(c)	2,500	2,500
Subordinate RB
Series 2008A1
1.61%, 07/03/08 (a)(b)(c)(d)	4,870	4,870
Pennsylvania State Univ
Bonds
Series 2007A
1.58%, 07/03/08 (a)(b)(c)(d)	3,000	3,000
Philadelphia
Airport Refunding RB
Series 2007B
1.61%, 07/03/08 (a)(b)(c)(d)	2,865	2,865
GO Refunding Bonds
Series 2007B
1.70%, 07/03/08 (a)(b)(c)	8,600	8,600
Water & Wastewater Refunding RB
Series 2007A
1.56%, 07/03/08 (a)(b)(c)(d)	4,995	4,995
Philadelphia Gas Works
RB (1998 General Ordinance) Seventh
Series & (1975 General Ordinance) 19th
Series
1.56%, 07/03/08 (a)(b)(c)(d)	14,000	14,000
RB (1998 General Ordinance) Sixth
Series
1.50%, 07/03/08 (a)(b)(c)	1,000	1,000
Philadelphia Hospital & Higher Educational Facilities Auth
Hospital RB (Children’s Hospital of Philadelphia)
Series 2007A
1.56%, 07/03/08 (a)(c)(d)	4,625	4,625
Hospital RB (Children’s Hospital of Philadelphia)
Series 2008A
1.65%, 07/01/08 (a)(c)	17,000	17,000
Philadelphia IDA
RB (Fox Chase Cancer Center Obligated Group)
Series 2007B
1.60%, 07/03/08 (a)(b)(c)(d)	10,000	10,000
Philadelphia SD
GO Refunding Bonds
Series 2007A
1.58%, 07/03/08 (a)(b)(c)(d)	1,045	1,045
GO Refunding Bonds
Series 2008B4
1.43%, 07/03/08 (a)(b)	3,800	3,800
Quakertown General Auth
Refunding RB (Univ of Pennsylvania)
Series 2008
1.65%, 03/05/09	5,000	5,000
Scranton SD
GO Bonds (Lackawanna Cnty)
Series 2007A
1.65%, 07/03/08 (a)(b)(c)(d)	1,830	1,830
Temple Univ
Univ Funding Obligations
Series 2008
2.50%, 04/21/09	5,000	5,038

		507,656

Puerto Rico 2.5%
Puerto Rico
TRAN
Series 2008
3.40%, 07/30/08 (b)	10,000	10,007
Puerto Rico Aqueduct & Sewer Auth
Sr Lien RB
Series A
1.56%, 07/03/08 (a)(b)(c)(d)	2,700	2,700
Puerto Rico Highway & Transportation Auth
Subordinated Transportation Refunding RB
Series 2008A
1.58%, 07/03/08 (a)(b)(c)(d)	500	500

		13,207

Total Municipal Securities (Cost $520,863)		520,863

End of Investments.
(All dollar amounts are x 1,000)
At 06/30/08, the tax basis cost of the fund’s investments was $520,863.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $235,283 or 45.2% of net assets.
(e)	Illiquid security. At the period end, the value of these amounted to $6,750 or 1.3% of net assets.
GO — General obligation
HFA — Housing finance agency
IDA — Industrial development authority
RB — Revenue bond
SD — School district
TRAN — Tax and revenue anticipation note

30 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Statement of
Assets and Liabilities
As of June 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$520,863
Cash		7,820
Receivables:
Investments sold		2,065
Interest	+	2,830

Total assets		533,578

Liabilities
Payables:
Investment adviser and administrator fees		11
Transfer agent and shareholder services fees		15
Distributions to shareholders		235
Accrued expenses	+	49

Total liabilities		310

Net Assets
Total assets		533,578
Total liabilities	–	310

Net assets		$533,268
Net Assets by Source
Capital received from investors		533,173
Net investment income not yet distributed		3
Net realized capital gains		92

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$533,268		533,058		$1.00

See financial notes 31

 Schwab Pennsylvania Municipal Money Fund

Statement of
Operations
For January 1, 2008 through June 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Interest		$6,211

Net Realized Gains and Losses
Net realized gains on investments		92

Expenses
Investment adviser and administrator fees		906
Transfer agent and shareholder service fees		906
Registration fees		67
Portfolio accounting fees		24
Trustees’ fees		16
Professional fees		12
Custodian fees		6
Shareholder reports		5
Interest expense		1
Other expenses	+	2

Total expenses		1,945
Expense reduction by adviser and Schwab	−	275
Custody credits	−	44

Net expenses		1,626

Increase (Decrease) in Net Assets from Operations
Total investment income		6,211
Net expenses	−	1,626

Net investment income		4,585
Net realized gains	+	92

Increase in net assets from operations		$4,677

32 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/08-06/30/08	1/1/07-12/31/07
Net investment income		$4,585	$12,853
Net realized gains	+	92	136

Increase in net assets from operations		4,677	12,989

Distributions to Shareholders
Distributions from net investment income		4,583	12,860

Transactions in Fund Shares*
Shares sold		1,027,371	2,063,299
Shares reinvested		4,291	12,657
Shares redeemed	+	(1,023,837)	(1,962,742)

Net transactions in fund shares		7,825	113,214

Net Assets
Beginning of period		525,349	412,006
Total increase	+	7,919	113,343

End of period		$533,268	$525,349

Net investment income not yet distributed		$3	$1

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 33

Schwab Massachusetts AMT Tax-Free Money Fundtm

Financial Statements

Financial Highlights

	1/1/08–		1/1/07–	1/1/06–	1/1/05–	1/1/04–	5/16/03[1]–
	06/30/08*		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.03	0.03	0.02	0.01	0.00	[2]

Less distributions:
Distributions from net investment income	(0.01)		(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[2]

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.89	[3]	3.04	2.81	1.78	0.64	0.30	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.62	4, [5]	0.65	0.65	0.63	0.60	0.51	[4,5]
Gross operating expenses	0.75	[4]	0.78	0.90	0.87	0.86	0.86	[4]
Net investment income (loss)	1.78	[4]	2.99	2.77	1.76	0.63	0.48	[4]
Net assets, end of period ($ x 1,000,000)	526		543	399	351	386	363
* Unaudited.
1 Commencement of operations.
2 Per-share amount was less than $0.01.
3 Not annualized.
4 Annualized.
5 Ratio of net operating expenses would have been 0.65%, if custody credits and an additional voluntary waiver had not been included.

34 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings as of June 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.5%	Municipal Securities	518,496	518,496

98.5%	Total Investments	518,496	518,496
1.5%	Other Assets and Liabilities		7,882

100.0%	Net Assets		526,378

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 98.5% of net assets

Massachusetts 96.1%
Amesbury
BAN
3.65%, 08/08/08	7,300	7,304
Edgartown
BAN
2.84%, 01/16/09	4,000	4,009
Massachusetts
GO Bonds Consolidated Loan
Series 2000C
1.55%, 07/03/08 (a)(c)(d)	1,000	1,000
GO Bonds Consolidated Loan
Series 2007A
1.70%, 07/02/08 (a)(c)(d)	7,000	7,000
2.25%, 08/01/08 (b)(c)(d)	19,245	19,245
2.65%, 08/01/08 (a)(b)(c)(d)	20,000	20,000
GO Bonds Consolidated Loan
Series 2007C
1.59%, 07/03/08 (a)(b)(c)(d)	10,000	10,000
1.61%, 07/03/08 (a)(b)(c)(d)	1,850	1,850
GO Refunding Bonds
Series 1998A
1.45%, 07/03/08 (a)(c)	3,500	3,500
GO Refunding Bonds
Series 2001B
1.45%, 07/03/08 (a)(c)	5,000	5,000
GO Refunding Bonds
Series 2004A
1.55%, 07/03/08 (a)(b)(c)(d)	1,300	1,300
2.05%, 07/03/08 (a)(b)(c)(d)	3,990	3,990
2.68%, 08/01/08	2,500	2,505
GO Refunding Bonds
Series 2006B
1.64%, 07/03/08 (a)(b)(c)(d)	4,120	4,120
GO Refunding Bonds
Series 2007A
1.86%, 07/02/08 (a)(c)(d)	4,000	4,000
Massachusetts Bay Transportation Auth
Assessment Bonds
Series 2006A
1.57%, 07/03/08 (a)(c)(d)	13,000	13,000
Sr Sales Tax Bonds
Series 2004C
1.54%, 07/03/08 (a)(c)(d)	5,665	5,665
1.56%, 07/03/08 (a)(c)(d)	4,190	4,190
Sr Sales Tax Bonds
Series 2006A
1.58%, 07/03/08 (a)(c)(d)	2,395	2,395
Sr Sales Tax Bonds
Series 2006B
1.86%, 07/02/08 (a)(c)(d)	3,815	3,815
Sr Sales Tax Bonds
Series 2007A1
1.56%, 07/03/08 (a)(c)(d)	5,025	5,025
Sr Sales Tax RB
Series 2005A
1.57%, 07/03/08 (a)(c)(d)	1,300	1,300
Massachusetts Development Finance Agency
RB (Abby Kelley Foster Charter Public School)
Series 2008
1.56%, 07/03/08 (a)(b)	2,000	2,000
RB (Berkshire School)
Series 2001
1.62%, 07/03/08 (a)(b)	4,500	4,500
RB (Boston College Issue)
Series P
1.53%, 07/03/08 (a)(c)(d)	5,625	5,625
RB (Boston Univ)
Series U6A
2.85%, 07/01/08 (a)(b)	2,800	2,800
RB (Brandeis Univ)
Series M
1.45%, 07/03/08 (a)(b)	4,000	4,000
RB (Fay School)
Series 2008
1.55%, 07/03/08 (a)(b)	5,400	5,400
RB (Fessenden School)
Series 2001
1.65%, 07/03/08 (a)(b)	2,925	2,925
RB (Gordon College)
Series 2002
1.63%, 07/03/08 (a)(b)	2,015	2,015
RB (Simmons College)
Series G
1.45%, 07/02/08 (a)(b)	4,500	4,500
RB (Sophia Snow Home)
Series 2004A
1.50%, 07/02/08 (a)(b)	1,555	1,555
RB (Tabor Academy)
Series 2007B
1.63%, 07/02/08 (a)(b)	5,310	5,310

See financial notes 35

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Worcester Academy)
Series 2000
1.63%, 07/03/08 (a)(b)	7,500	7,500
RB (YMCA of Greater Boston)
Series 2004A
1.56%, 07/03/08 (a)(b)	1,000	1,000
RB (YMCA of Greater Worcester)
Series 2006
1.63%, 07/02/08 (a)(b)	11,545	11,545
Refunding RB (Wentworth Institute of Technology)
Series 2008
1.63%, 07/03/08 (a)(b)	5,000	5,000
Massachusetts Health & Educational Facilities Auth
RB (Amherst College)
Series H
2.63%, 10/09/08	15,000	15,000
RB (Boston College)
Series M1 & M2
1.55%, 07/03/08 (a)(c)(d)	5,000	5,000
RB (Boston College)
Series M2
1.55%, 07/03/08 (a)(c)(d)	6,529	6,529
RB (Boston Home)
Series 2002B
1.63%, 07/03/08 (a)(b)	2,445	2,445
RB (Dana-Farber Cancer Institute)
Series 2008L-2
1.35%, 07/03/08 (a)(b)	10,000	10,000
RB (Harvard Univ)
Series 2008B
1.55%, 07/03/08 (a)(c)(d)	10,000	10,000
RB (Massachusetts Institute of Technology)
Series 2001 J1
1.45%, 07/03/08 (a)	4,500	4,500
RB (Massachusetts Institute of Technology)
Series I1
1.54%, 07/03/08 (a)(c)(d)	12,145	12,145
RB (Massachusetts Institute of Technology)
Series K
1.60%, 07/03/08 (a)(c)(d)	8,800	8,800
RB (Museum of Fine Arts)
Series 2007A-2
1.60%, 07/01/08 (a)(c)	7,000	7,000
RB (Northeastern Univ)
Series 2008T1
2.25%, 05/14/09	12,700	12,700
RB (Partners HealthCare System)
Series 2003D2
1.43%, 07/03/08 (a)	9,000	9,000
RB (Partners HealthCare System)
Series 2008H1
1.53%, 12/04/08	12,000	12,000
RB (Sherrill House)
Series A1
1.47%, 07/03/08 (a)(b)	5,000	5,000
RB (South Shore Hospital)
Series 2008G
1.50%, 07/03/08 (a)(b)(c)	10,890	10,890
RB (Tufts Univ)
Series 2008N1
1.45%, 07/02/08 (a)(c)	9,000	9,000
RB (Wellesley College)
Series 2008I
1.30%, 07/03/08 (a)	3,000	3,000
RB (Worcester City Campus Corp - Univ of Massachusetts)
Series 2007 E&F
1.56%, 07/03/08 (a)(b)(c)(d)	2,995	2,995
Revenue Notes (Harvard Univ)
Series EE
1.55%, 09/10/08	5,250	5,250
1.63%, 09/09/08	15,000	15,000
Massachusetts Industrial Finance Agency
RB (New England College of Optometry)
Series 1997
1.63%, 07/03/08 (a)(b)	5,950	5,950
Massachusetts Port Auth
RB
Series 2005 A&C
1.80%, 07/03/08 (a)(b)(c)(d)	6,830	6,830
RB
Series 2005A
1.56%, 07/03/08 (a)(b)(c)(d)	5,765	5,765
Massachusetts School Building Auth
CP
Series A
1.57%, 09/12/08 (b)	18,250	18,250
2.05%, 07/08/08 (b)	5,000	5,000
Dedicated Sales Tax Bonds
Series 2005A
1.59%, 07/03/08 (a)(b)(c)(d)	2,100	2,100
Dedicated Sales Tax Bonds
Series 2007A
1.58%, 07/03/08 (a)(b)(c)(d)	12,600	12,600
1.80%, 07/03/08 (a)(b)(c)(d)	1,700	1,700
2.05%, 07/03/08 (a)(b)(c)(d)	2,830	2,830
Massachusetts Water Pollution Abatement Trust
Pool Program Bonds
Series 12
1.58%, 07/03/08 (a)(c)(d)	7,425	7,425
Pool Program Bonds
Series 13
1.58%, 07/03/08 (a)(c)(d)	1,725	1,725
Pool Program Refunding Bonds
Series 2006
1.54%, 07/03/08 (a)(c)(d)	5,675	5,675
1.55%, 07/03/08 (a)(c)(d)	5,400	5,400
Refunding Bonds
Series 2006
1.54%, 07/03/08 (a)(c)(d)	1,990	1,990
Massachusetts Water Resources Auth
General RB
Series 2006A
1.53%, 07/03/08 (a)(c)(d)	5,470	5,470
General RB
Series 2007A
1.57%, 07/03/08 (a)(b)(c)(d)	4,000	4,000
General Refunding RB
Series 2005B
1.56%, 07/03/08 (a)(b)(c)(d)	9,395	9,395
General Refunding RB
Series 2007B
1.56%, 07/03/08 (a)(b)(c)(d)	7,200	7,200
1.59%, 07/03/08 (a)(b)(c)(d)	3,000	3,000

36 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Multi-Modal Subordinated General Refunding RB
Series 2008A
1.55%, 07/02/08 (a)(c)	5,500	5,500
Quincy
BAN
Series A
3.68%, 08/01/08	2,393	2,393
Shawsheen Valley Regional Vocational Technical SD
BAN
3.70%, 08/08/08	4,250	4,251
Town of Shrewsbury
BAN
Series B
3.29%, 11/21/08	6,100	6,111
Univ of Massachusetts Building Auth
Refunding RB Sr
Series 2008-3
1.53%, 07/02/08 (a)(b)	12,000	12,000
Winchester
BAN
3.65%, 07/01/08	1,042	1,042

		505,744

Puerto Rico 2.4%
Puerto Rico
Public Improvement Bonds
Series 2001A
1.58%, 07/03/08 (a)(b)(c)(d)	2,745	2,745
TRAN
Series 2008
3.40%, 07/30/08 (b)	10,000	10,007

		12,752

Total Municipal Securities (Cost $518,496)		518,496

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/08, the tax basis cost of the fund’s investments was $518,496.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $244,839 or 46.5% of net assets.
BAN — Bond anticipation note
GO — General obligation
RB — Revenue bond
SD — School district
TRAN — Tax and revenue anticipation note

See financial notes 37

 Schwab Massachusetts AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of June 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$518,496
Cash		635
Receivables:
Investments sold		4,220
Interest	+	3,337

Total assets		526,688

Liabilities
Payables:
Investment adviser and administrator fees		10
Transfer agent and shareholder services fees		15
Distributions to shareholders		256
Accrued expenses	+	29

Total liabilities		310

Net Assets
Total assets		526,688
Total liabilities	–	310

Net assets		$526,378
Net Assets by Source
Capital received from investors		526,091
Net investment income not yet distributed		6
Net realized capital gains		281

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$526,378		526,030		$1.00

38 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Statement of
Operations
For January 1, 2008 through June 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Interest		$6,568

Net Realized Gains and Losses
Net realized gains on investments		281

Expenses
Investment adviser and administrator fees		958
Transfer agent and shareholder service fees		958
Registration fees		73
Portfolio accounting fees		24
Trustees’ fees		16
Professional fees		12
Custodian fees		6
Shareholder reports		4
Interest expense		2
Other expenses	+	2

Total expenses		2,055
Expense reduction by adviser and Schwab	−	291
Custody credits	−	56

Net expenses		1,708

Increase (Decrease) in Net Assets from Operations
Total investment income		6,568
Net expenses	−	1,708

Net investment income		4,860
Net realized gains	+	281

Increase in net assets from operations		$5,141

See financial notes 39

 Schwab Massachusetts AMT Tax-Free Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited

Operations

		1/1/08-06/30/08	1/1/07-12/31/07
Net investment income		$4,860	$13,140
Net realized gains	+	281	24

Increase in net assets from operations		5,141	13,164

Distributions to Shareholders
Distributions from net investment income		4,855	13,150

Transactions in Fund Shares*
Shares sold		1,005,364	1,721,243
Shares reinvested		4,521	13,028
Shares redeemed	+	(1,026,980)	(1,590,375)

Net transactions in fund shares		(17,095)	143,896

Net Assets
Beginning of period		543,187	399,277
Total increase or decrease	+	(16,809)	143,910

End of period		$526,378	$543,187

Net investment income not yet distributed		$6	$1

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

40 See financial notes

 Schwab Municipal Money Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

Schwab New York AMT Tax-Free Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab New Jersey AMT Tax-Free Money, Schwab Pennsylvania Municipal Money, and Schwab Massachusetts AMT Tax-Free Money Fund each offer one share class.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2.	Significant Accounting Policies:
(All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the fund are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. When such valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

 41

 Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

(e) Expenses:

Expenses that are specific to a fund or class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds declare dividends every day they are open for business. These dividends, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to off set its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as the funds meet the tax requirements, it is not required to pay federal income tax.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board (“FASB”) Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of June 30, 2008, management has reviewed the tax positions for open tax years (December 31, 2004 through December 31, 2007), evaluated the implications of FIN 48 and determined that there is no impact to the funds’ financial statements.

The Funds’ adopted FASB Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective January 1, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair

42

 Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Funds’ financial statements.

Various inputs are used in determining the value of the fund’s investments. FAS 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2008:

Investment in Securities*
	New York	New Jersey	Pennsylvania	Massachusetts
	AMT Tax-Free	AMT Tax-Free	Municipal	AMT Tax-Free
Valuation Inputs	Money Fund	Money Fund	Money Fund	Money Fund

Level 1 — Quoted prices	$—	$—	$—	$—
Level 2 — Other significant observable inputs	3,003,891	681,770	520,863	518,496
Level 3 — Significant unobservable inputs	—	—	—	—
Total	3,003,891	681,770	520,863	518,496

*	The funds had no Other Financial Instruments.

In March 2008, FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS 161 on the funds’ financial statement disclosures.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

 43

 Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

3.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

	Transfer Agent Fees	Shareholder Service Fees

Sweep Shares	0.15%	0.20%
Value Advantage Shares*	0.05%	0.17%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses as follows so long as CSIM serves as the investment adviser of the funds:

	New York AMT	New Jersey AMT	Pennsylvania	Massachusetts AMT
	Tax-Free	Tax-Free	Municipal	Tax-Free
	Money Fund	Money Fund	Money Fund	Money Fund

Sweep Shares	0.65%	0.65%	0.65%	0.65%
Value Advantage Shares*	0.45%	n/a	n/a	n/a

*  Value Advantage Shares are only offered by New York AMT Tax-Free Money Fund.

Effective January 1, 2008 through December 31, 2008, CSIM and Schwab have also agreed to voluntarily waive an additional 0.005% of the funds’ expenses.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2008, each fund’s total security transactions with other Schwab Funds were as follows:

New York AMT Tax-Free Money Fund	$1,071,705
New Jersey AMT Tax-Free Money Fund	424,750
Pennsylvania Municipal Money Fund	410,470
Massachusetts AMT Tax-Free Money Fund	592,229

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the funds during the period.

4. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as disclosed in the funds’ Statement of Operations.

5.	Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp. and an uncommitted line of credit of $100 million with Bank of America, N.A. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing from the lines of credit for the funds during the period.

44

 Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

6.	Federal Income Taxes:
(All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2007, the funds had no capital loss carry forwards.

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following year. As of December 31, 2007, the funds had no deferred realized net capital losses and the capital losses utilized to offset capital gains were as follows:

	New York AMT	New Jersey AMT	Pennsylvania	Massachusetts AMT
	Tax-Free	Tax-Free	Municipal	Tax-Free
	Money Fund	Money Fund	Money Fund	Money Fund

Capital losses utilized	$—	$—	$31	$—

 45

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the Schwab New York AMT Tax-Free Money Fund, Schwab New Jersey AMT Tax-Free Money Fund, Schwab Pennsylvania Municipal Money Fund, and Schwab Massachusetts AMT Tax-Free Money Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of Trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 16, 2008 and June 2, 2008, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 2, 2008. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group,

46

selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses. With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 47

Trustees and Officers

The tables below give information as of June 30, 2008, about the trustees and officers for The Charles Schwab Family of Funds which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of June 30, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	None.

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

48

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York.	69	None.

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

 49

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

50

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government,

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES	Adjustable convertible extendable security
BAN	Bond anticipation note
COP	Certificate of participation
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TECP	Tax-exempt commercial paper
TRAN	Tax and revenue anticipation note
VRD	Variable-rate demand

 51

corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Structured Investment Vehicle SIVs are special purpose finance companies that issue high-quality, short-term instruments, like commercial paper (CP) and medium-term notes (MTNs), for purchase by investors. In turn, SIVs seek to generate returns by purchasing high-quality, higher yielding medium to longer term fixed income securities. SIVs can only purchase eligible investments that fall within criteria outlined by the rating agencies and the SIV program guidelines.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

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Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab* Fundamental US Large Company Index Fund
Schwab* Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Monthly Income Fund – Moderate Payout
Schwab Monthly Income Fund – Enhanced Payout
Schwab Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Premier® Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL EMERGING MARKETS AND FUNDAMENTAL INTERNATIONAL are registered service marks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13603-12

Schwab Cash Reservestm

Semiannual Report
June 30, 2008

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

Throughout my career I’ve been through many up and down markets, and I’ve always believed that sticking to time-tested principles of investing and a long-term strategy is the best way to endure short-term volatility and economic turbulence. The current turmoil in fixed income and equity markets is no exception.

For the past several months, the financial markets have been struggling to overcome problems that arose initially out of declining home prices and a collapse in the subprime mortgage market, along with larger economic issues including a drop in the value of the dollar globally, heightened risk of inflation, and the threat of recession.

Over the years, these intense market fluctuations have not been the norm, but it is during these periods that many investors can give up on investment fundamentals. Trying to time the market is both difficult and risky. Financial research has shown that a carefully constructed long-term investing plan can help moderate the effects of volatile markets and provide more reliable returns.

A good plan is built on sound, proven principles of investing, such as asset allocation and diversification. Spreading your money across different asset classes, such as stocks, bonds, mutual funds, and cash equivalents can be the most important factor in determining long-term performance and weathering the inevitable ups and downs of the market. In addition, seeking advice from your financial consultant or trusted investment advisor can also be an important part of making informed and smart decisions.

Here at Schwab, our goal is to help you reach your financial goals no matter what the market conditions may be. With funds and services backed by the guidance and support you need—whatever type of investor you are—we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

Schwab Cash Reserves 1

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

Over the past six months, the financial markets have experienced price volatility as declining housing valuations, distressed bond markets, rising consumer prices, and an uncertain economic outlook contributed to difficult investment conditions. Financial institutions, particularly banks and their associated debt instruments, were disproportionately affected in this crisis as they incurred credit downgrades and write-downs on assets. As a result, many investors sought investment solutions that offered both capital preservation and liquidity along with safety and quality.

Although declines in the Federal Funds Rate and high demand put downward pressure on yields, the Schwab Money Funds experienced inflows and positive returns during a period when many asset classes had negative flows and returns. Despite general market volatility, we continued to emphasize portfolio due diligence efforts, which included extensive credit quality and security selection checks, seeking to ensure that our funds would continue to deliver on their stated strategies.

During these times of market uncertainty, it is more important than ever to ensure that your portfolio allocations represent your goals and tolerance for risk. Schwab Funds products are developed and managed to meet your increasingly diverse needs. For all of our money market funds, we perform our own ongoing and independent analysis of the creditworthiness of each security purchased, and we have a rigorous and disciplined investment process that emphasizes liquidity, high-quality investments and diversification.

Here at Schwab, we remain committed to helping you manage your wealth no matter what the market conditions may be. We value your business and look forward to serving you in the future.

Thank you for investing with us.

Sincerely,

2 Schwab Cash Reserves

The Investment Environment

The U.S. Economy experienced heightened volatility and uncertainty throughout the period as it continued to factor in the impacts felt in the residential mortgage and credit shock that began last year. Bond markets, in particular, suffered in March as deleveraging, downgrades, and writedowns caused many financial institutions to seek new capital infusions and sell positions, further contributing to an already difficult investment environment. Toward the end of the reporting period, the unabated rise in oil, food, and other commodity prices became the primary concern of many investors. In combination with a relatively weak dollar, the rise in prices has been a boon for some investors, but has raised questions about sustainability and the impact of these high prices on current and long-term inflation.

An analysis of significant economic indicators presented mixed messages with regard to fundamentals. While Gross Domestic Product (GDP) expanded at an annual rate of 0.9% in the first quarter and 1.9% in the second quarter, indicating that the economy continued to grow, other figures were less encouraging. In June, consumer confidence slid to 50.4, according to the index maintained by the Conference Board, ebbing in both the first and second quarters this year. Unemployment was also worrisome as it crept up to 5.5%, marking a 22 year high. Headline inflation rose to 4.4% during the period, as the spread between core inflation and inflation including energy and food widened.

Oil and food prices had a substantial impact on investor sentiment and outlook throughout the period, the impacts of which were partially exacerbated by a weak dollar. According to some economists, speculation has driven the price of oil up faster and further than underlying fundamentals would suggest. Prices reached more than $140 per barrel, driven by speculation and currency differences, suggesting that prices may have decoupled from underlying demand. The dollar continued to be weak against other key currencies, such as the Yen and Euro, which has tended to magnify the total effect of higher prices on consumer spending and inflation, because both domestic goods and imports have become simultaneously more expensive.

Price volatility in all corners of the market spurred risk aversion throughout the period, as investors shed higher yielding and riskier assets in favor of securities that offered capital preservation. As the financial outlook for residential and corporate debt remained troublesome, investors shied away from asset-backed and collateralized debt in favor of Government issues or more transparent and less complex securities, such as Treasury bills and Commercial Paper. U.S. Treasuries in particular experienced a surge in demand because their Government backing protects them against default risk. While the demand for Treasuries sent prices up, it brought yields down to very low levels. As a result, the yield spread between short-term Treasuries and other short-term debt instruments widened.

Tepid economic growth, financial turmoil, and rising prices left the Federal Reserve (the Fed) in a precarious position with regard to interest rates. The supply of money (M2) expanded at a mediocre 1.2% rate during the period, an indication that lending remained tight despite Fed action. While the Fed cut rates from 4.25% to 2.00% in an effort to stimulate the economy, the consensus during the Federal Open Market Committee meeting in June was to leave rates unchanged. Many investors saw a pause in rate cuts as an indication that inflationary concerns have caught up with Fed action and that the next monetary policy move would be to tighten.

The implications of interest rate cuts have put downward pressure on yields for short term debt instruments such as Certificates of Deposit and Commercial Paper. In a declining interest rate environment, the yields on money market funds typically track the fall in interest rates and tend to be places of safe haven during price volatility. While money market yields declined during the period, it seemed that investors considered inflationary risk as subordinate to capital preservation and low price volatility.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Cash Reserves 3

Fund Management

Linda Klingman, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the fund. She joined the firm in 1990 and has managed money market funds since 1988.

Mike Neitzke, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the management of the fund. He joined the firm in March 2001 and has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the fund. He joined the firm in 2000 and was named to his current position in 2004.

4 Schwab Cash Reserves

Fund Summary

The Schwab Cash Reserves maintained a weighted average maturity (WAM) that was longer than its peer group on average throughout the reporting period. The yield curve, the relationship between interest rates and the time to maturity for debt, rose in recent months as the Fed signaled a likely halt in rate cuts and investors anticipated future interest rate increases. Seeking debt instruments with relatively longer maturities has benefitted the fund as the yield curve steepened. Additionally, the fund reduced its allocation to asset backed commercial paper (ABCP) as narrowing spreads and decreasing supply made these securities less attractive.

Although general market volatility has been persistent since the beginning of the year, the fund’s performance has not been adversely affected by disruptions to certain debt instruments, such as Structured Investment Vehicles (SIVs). Given this unprecedented volatility, we focused on reviewing and evaluating our SIV exposure during the reporting period. As of June 30, 2008, SIV exposure in the Schwab Cash Reserves was approximately 1% of the fund’s net assets.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Cash Reserves 5

Performance and Fund Facts as of 06/30/08

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Cash Reservestm	Ticker Symbol: SWSXX

Seven-Day Yield[1]	2.10%

Seven-Day Yield—No Waiver[2]	2.02%

Seven-Day Effective Yield[1]	2.12%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Schwab Cash Reservestm	Ticker Symbol: SWSXX

Weighted Average Maturity[3]	58 days

Credit Quality of Holdings % of portfolio	99.3% Tier 1

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab.

[2]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[3]	Positions that have defaulted as noted in Financial Note 7 are excluded from calculation

6 Schwab Cash Reserves

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2008 and held through June 30, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/08	at 6/30/08	1/1/08 - 6/30/08

Schwab Cash Reserves Fundtm
Actual Return	0.65%	$1,000	$1,014.50	$3.26
Hypothetical 5% Return	0.65%	$1,000	$1,021.63	$3.27

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

Schwab Cash Reserves 7

Schwab Cash Reservestm

Financial Statements

Financial Highlights

	1/1/08–		1/1/07–	1/1/06–	1/1/05–	8/12/04[1]–
	06/30/08*		12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.05	0.04	0.03	0.00	[2]

Less distributions:
Distributions from net investment income	(0.01)		(0.05)	(0.04)	(0.03)	(0.00)[2]

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00

Total return (%)	1.45	[3]	4.77	4.50	2.65	0.46	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.65	[4,5]	0.68	0.69	0.69	0.69	[4]
Gross operating expenses	0.72	[4]	0.74	0.82	0.92	1.05	[4]
Net investment income (loss)	2.89	[4]	4.66	4.59	2.90	1.24	[4]
Net assets, end of period ($ x 1,000,000)	28,306		26,162	16,738	822	140
* Unaudited.
1 Commencement of operations.
2 Per-share amount was less than $0.01.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 0.67% if additional voluntary waiver had not been included.

8 See financial notes

 Schwab Cash Reserves

Portfolio Holdings as of June 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

90.0%		Fixed-Rate Obligations	25,469,325	25,469,325
6.1%		Variable-Rate Obligations	1,732,992	1,732,992
4.5%		Other Investments	1,262,571	1,262,571

100.6%		Total Investments	28,464,888	28,464,888
(0	.6)%	Other Assets and Liabilities		(159,210)

100.0%		Net Assets		28,305,678

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 90.0% of net assets

Bank Notes 1.9%
Bank of America, N.A.
2.95%, 07/18/08	289,000	289,000
2.68%, 08/08/08	130,000	130,000
2.51%, 09/23/08	50,000	50,000
2.74%, 10/09/08	62,000	62,000

		531,000

Certificates of Deposit 44.8%
ABN AMRO Bank N.V.
3.00%, 07/22/08	5,000	5,000
3.04%, 07/25/08	25,000	25,000
2.39%, 08/19/08	20,000	20,000
2.85%, 09/08/08	80,000	80,000
2.85%, 11/17/08	40,000	39,992
Allied Irish Bank PLC
3.00%, 07/30/08	39,000	39,000
Australia & New Zealand Banking Group Ltd.
3.00%, 07/22/08	21,000	21,000
2.55%, 07/24/08	100,000	100,000
2.55%, 07/25/08	215,000	215,000
2.55%, 08/21/08	38,000	38,000
Banco Bilbao Vizcaya Argentaria S.A.
3.00%, 07/23/08	18,000	18,000
2.94%, 08/26/08	19,000	19,000
2.72%, 10/08/08	233,000	233,000
2.77%, 11/07/08	135,000	135,000
Banco Santander S.A.
4.25%, 07/10/08	175,000	175,000
4.15%, 07/11/08	70,000	70,000
4.18%, 07/15/08	150,000	150,001
Bank of Montreal
3.10%, 07/29/08	40,000	40,000
Bank of Scotland PLC
2.98%, 08/29/08	122,000	122,000
3.10%, 10/22/08	25,000	25,030
Bank of Tokyo Mitsubishi UFJ Ltd.
2.64%, 08/19/08	120,000	120,000
Barclays Bank PLC
3.70%, 07/22/08	19,000	19,000
3.12%, 07/31/08	40,000	40,000
2.45%, 08/18/08	128,000	128,000
2.96%, 08/22/08	200,000	200,000
2.75%, 09/10/08	35,000	35,000
2.68%, 09/15/08	129,000	129,000
2.82%, 11/20/08	60,000	60,002
3.31%, 12/15/08	10,000	10,000
2.85%, 03/10/09	200,000	200,000
BNP Paribas
2.70%, 08/11/08	73,000	73,000
2.66%, 08/14/08	83,000	83,000
2.70%, 09/04/08	270,000	270,000
2.70%, 09/05/08	148,000	148,000
2.83%, 09/18/08	112,000	112,000
2.69%, 09/30/08	49,000	49,000
2.72%, 10/02/08	58,000	57,987
2.74%, 10/21/08	36,000	36,000
3.09%, 11/06/08	26,000	25,970
3.15%, 12/22/08	4,000	4,000
3.06%, 12/23/08	105,000	105,000
3.10%, 01/02/09	165,000	165,002
Branch Banking & Trust
2.50%, 09/18/08	40,000	40,000
2.70%, 11/06/08	33,000	33,000
Calyon
2.95%, 07/18/08	160,000	160,000
2.99%, 07/22/08	87,000	87,000
Citibank, N.A.
2.88%, 07/07/08	98,000	98,000
2.85%, 08/01/08	330,000	330,000
2.74%, 08/06/08	165,000	165,000
2.70%, 08/08/08	27,000	27,000
2.73%, 08/13/08	176,000	176,000
2.60%, 08/22/08	30,000	30,000
2.73%, 09/03/08	49,000	49,154
2.94%, 09/03/08	125,000	125,000
Commonwealth Bank of Australia
2.55%, 07/15/08	50,000	50,000
Credit Agricole S.A.
3.11%, 07/01/08	39,000	39,000
3.70%, 07/22/08	8,000	8,000
2.64%, 10/03/08	230,000	230,000
2.72%, 10/06/08	10,000	10,000
3.04%, 10/22/08	147,000	147,005
3.26%, 12/19/08	3,000	3,000
Credit Suisse
4.42%, 07/07/08	47,000	47,000

See financial notes 9

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

4.23%, 07/08/08	25,000	25,000
Depfa Bank PLC
3.14%, 12/15/08	57,000	57,000
DnB NOR Bank ASA
3.06%, 01/05/09	81,000	81,000
3.32%, 03/23/09	90,000	90,000
Fortis Bank
2.40%, 09/22/08	222,000	222,000
HSBC Bank PLC
2.55%, 07/25/08	15,000	15,000
3.07%, 07/28/08	154,000	154,000
3.10%, 07/31/08	56,000	56,000
ING Bank N.V.
4.56%, 07/09/08	185,000	185,000
3.06%, 07/30/08	15,000	15,000
2.43%, 08/20/08	50,000	50,000
2.73%, 09/17/08	143,000	143,000
2.87%, 11/04/08	37,000	37,000
2.92%, 12/04/08	90,000	90,000
Intesa Sanpaolo
2.82%, 07/01/08	162,000	162,000
3.01%, 07/23/08	140,000	140,000
2.81%, 08/07/08	173,000	173,000
2.71%, 08/08/08	10,000	10,000
2.68%, 08/19/08	35,000	35,000
2.96%, 08/25/08	12,000	12,000
2.66%, 09/02/08	30,000	30,000
2.78%, 10/29/08	20,000	20,000
KBC Bank N.V.
3.00%, 07/22/08	65,000	65,000
Lloyds TSB Bank PLC
2.60%, 07/31/08	90,000	90,000
2.60%, 08/01/08	177,000	177,000
2.51%, 09/24/08	188,000	188,000
Mitsubishi UFJ Trust & Banking Corp.
2.90%, 07/01/08	100,000	100,000
3.08%, 07/28/08	46,000	46,000
2.74%, 09/11/08	52,000	52,000
2.83%, 09/17/08	47,000	47,000
2.82%, 09/19/08	61,000	61,000
Mizuho Corporate Bank Ltd.
2.61%, 07/01/08	190,000	190,000
2.57%, 07/21/08	14,000	14,001
2.63%, 07/21/08	35,000	35,000
2.67%, 07/22/08	63,000	63,000
2.62%, 07/24/08	145,000	145,000
National Australia Bank Ltd.
3.00%, 07/23/08	119,000	119,000
2.92%, 07/31/08	315,000	315,000
2.72%, 08/11/08	5,000	5,000
Nordea Bank Finland PLC
2.52%, 12/17/08	15,000	15,000
2.52%, 12/18/08	370,000	370,000
Royal Bank of Canada
3.11%, 12/22/08	150,000	150,000
Royal Bank of Scotland PLC
2.80%, 11/07/08	30,000	30,000
2.94%, 12/11/08	60,000	60,003
3.24%, 12/18/08	43,000	43,000
3.19%, 12/19/08	76,000	76,000
2.98%, 01/09/09	41,000	41,000
Skandinaviska Enskilda Banken AB
3.00%, 08/26/08	13,000	13,000
2.79%, 10/06/08	16,000	16,000
Societe Generale
4.60%, 07/08/08	120,000	120,000
2.95%, 07/16/08	75,000	75,000
2.95%, 07/17/08	18,000	18,000
3.05%, 08/27/08	13,000	13,000
2.78%, 09/17/08	70,000	70,000
2.93%, 10/28/08	130,000	130,000
State Street Bank & Trust
2.71%, 10/07/08	145,000	145,000
Sumitomo Mitsui Banking Corp.
2.54%, 07/08/08	54,000	54,000
2.54%, 07/17/08	80,000	80,000
2.56%, 07/17/08	24,000	24,000
2.62%, 08/12/08	39,000	39,000
2.72%, 08/18/08	75,000	75,000
2.81%, 09/18/08	50,000	50,000
2.83%, 10/01/08	105,000	105,000
Sumitomo Trust & Banking Co.
4.36%, 07/08/08	14,000	14,000
2.58%, 07/15/08	25,000	25,000
3.04%, 07/21/08	50,000	50,000
Svenska Handelsbanken AB
2.70%, 10/09/08	11,000	11,000
3.08%, 12/30/08	25,000	25,001
Swedbank AB
3.07%, 07/25/08	84,000	84,000
Toronto Dominion Bank
2.85%, 11/05/08	72,000	72,000
3.11%, 12/30/08	27,000	27,000
3.20%, 01/15/09	150,000	150,000
2.88%, 02/19/09	70,000	70,000
3.40%, 03/18/09	25,000	25,000
UBS AG
3.08%, 07/11/08	17,000	17,004
2.75%, 09/15/08	298,000	298,000
2.81%, 09/16/08	25,000	25,000
2.94%, 10/16/08	100,000	100,000
3.01%, 10/17/08	88,000	88,000
3.00%, 10/20/08	81,000	81,000
3.00%, 10/21/08	18,000	18,000
Unicredito Italiano S.p.A.
2.70%, 07/29/08	50,000	50,000
3.13%, 07/30/08	19,000	19,000
2.74%, 08/11/08	130,000	130,001
2.50%, 08/21/08	30,000	30,000
2.90%, 11/21/08	90,000	90,003
2.96%, 12/05/08	84,000	84,000
Union Bank of California
2.86%, 09/05/08	6,000	6,000
2.71%, 09/10/08	7,000	7,000
2.74%, 10/16/08	64,000	64,000
2.75%, 11/05/08	74,000	74,000
3.13%, 12/23/08	20,000	20,000
Westpac Banking Corp.
2.98%, 08/27/08	35,000	35,000
2.71%, 11/06/08	75,000	75,000

		12,684,156

Commercial Paper & Other Corporate Obligations 28.3%
Alpine Securitzation Corp.
2.58%, 07/08/08 (a)(b)(c)	87,000	86,957

10 See financial notes

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

2.58%, 07/09/08 (a)(b)(c)	100,000	99,943
Amstel Funding Corp.
2.87%, 07/08/08 (b)(c)	45,000	44,975
2.83%, 09/05/08 (b)(c)	31,000	30,840
2.99%, 09/15/08 (b)(c)	72,000	71,549
2.99%, 09/16/08 (b)(c)	161,000	159,977
3.07%, 09/23/08 (b)(c)	70,000	69,502
Anglo Irish Bank
4.46%, 07/02/08 (c)	5,000	4,999
ANZ National (Int’l) Ltd.
2.72%, 10/14/08 (a)	49,000	48,617
3.04%, 10/21/08 (a)	15,000	14,860
Atlantic Asset Securitization, L.L.C.
2.61%, 07/08/08 (a)(b)(c)	125,000	124,937
2.56%, 07/11/08 (a)(b)(c)	91,000	90,936
2.66%, 07/11/08 (a)(b)(c)	40,000	39,971
2.66%, 07/17/08 (a)(b)(c)	31,000	30,963
Atlantis One Funding Corp.
2.56%, 07/03/08 (b)(c)	161,000	160,977
2.85%, 09/12/08 (b)(c)	125,000	124,283
2.89%, 09/25/08 (b)(c)	216,000	214,519
Australia & New Zealand Banking Group Ltd.
3.16%, 12/17/08	57,000	56,168
Bank of America Corp.
2.99%, 07/28/08	100,000	99,779
2.83%, 08/26/08	395,000	393,284
2.51%, 09/23/08	31,000	30,821
2.74%, 10/10/08	129,000	128,022
2.73%, 11/03/08	355,000	351,672
Bank of Ireland
3.11%, 07/01/08 (c)	17,000	17,000
2.91%, 07/08/08 (c)	12,000	11,993
2.82%, 07/17/08 (c)	8,000	7,990
Bank of Scotland PLC
2.80%, 08/08/08	50,000	49,854
Barclays US Funding Corp.
3.05%, 08/25/08 (a)	12,000	11,945
Cancara Asset Securitization, L.L.C.
2.56%, 07/03/08 (a)(b)(c)	80,000	79,989
2.82%, 07/10/08 (a)(b)(c)	7,000	6,995
2.82%, 07/15/08 (a)(b)(c)	123,000	122,866
2.84%, 07/17/08 (a)(b)(c)	94,000	93,882
3.04%, 07/21/08 (a)(b)(c)	33,000	32,945
3.04%, 07/24/08 (a)(b)(c)	8,000	7,985
CBA (Delaware) Finance, Inc.
2.72%, 07/07/08 (a)	54,588	54,563
2.57%, 08/21/08 (a)	130,450	129,979
Chariot Funding, L.L.C.
2.60%, 07/01/08 (a)(b)(c)	50,000	50,000
2.73%, 08/13/08 (a)(b)(c)	142,609	142,146
2.75%, 08/25/08 (a)(b)(c)	45,000	44,812
Citigroup Funding, Inc.
2.61%, 07/10/08 (a)	74,000	73,952
2.60%, 07/17/08 (a)	50,000	49,943
2.70%, 07/22/08 (a)	31,000	30,952
2.86%, 10/07/08 (a)	17,000	16,869
3.04%, 10/15/08 (a)	10,000	9,911
3.05%, 10/20/08 (a)	10,000	9,907
3.07%, 10/23/08 (a)	100,000	99,037
Dakota CP Notes of Citibank Credit Card Issuance Trust
2.91%, 10/06/08 (b)(c)	130,000	128,991
DnB NOR Bank ASA
2.74%, 07/07/08	12,000	11,995
2.74%, 07/16/08	50,000	49,943
2.67%, 09/18/08	30,000	29,827
2.53%, 12/15/08	3,000	2,965
Gemini Securitization Corp., L.L.C.
2.61%, 07/01/08 (a)(b)(c)	26,000	26,000
2.61%, 07/02/08 (a)(b)(c)	119,000	118,991
2.56%, 07/10/08 (a)(b)(c)	125,000	124,920
2.58%, 07/11/08 (a)(b)(c)	23,000	22,984
2.74%, 08/15/08 (a)(b)(c)	37,000	36,874
2.88%, 09/17/08 (a)(b)(c)	20,000	19,876
2.89%, 09/23/08 (a)(b)(c)	20,000	19,866
General Electric Capital Corp.
2.25%, 08/14/08	47,000	46,872
2.77%, 08/28/08	115,000	114,494
2.20%, 09/16/08	47,000	46,781
3.01%, 12/17/08	100,000	98,610
2.98%, 12/22/08	200,000	197,168
General Electric Capital Services
2.25%, 08/14/08	40,000	39,891
2.78%, 08/28/08	50,000	49,779
2.20%, 09/16/08	41,000	40,809
Greenwich Capital Holdings, Inc.
2.72%, 10/02/08 (a)	6,000	5,958
3.16%, 12/19/08 (a)	23,000	22,660
HSBC USA, Inc.
2.53%, 07/29/08	18,000	17,965
3.11%, 12/29/08	37,000	36,431
ING (U.S.) Funding, L.L.C.
2.88%, 07/11/08 (a)	50,000	49,960
Jupiter Securitization Corp.
2.75%, 07/02/08 (a)(b)(c)	85,697	85,690
2.75%, 07/07/08 (a)(b)(c)	100,000	99,954
K2 (USA), L.L.C., SIV
5.42%, 07/15/08 (b)(c)(d)	54,000	54,000
KBC Financial Products International, Ltd.
3.02%, 08/13/08 (a)(c)	30,000	29,893
2.84%, 09/24/08 (a)(c)	15,000	14,900
Kitty Hawk Funding Corp.
2.61%, 07/14/08 (a)(b)(c)	70,000	69,934
Mont Blanc Capital Corp.
2.67%, 07/14/08 (a)(b)(c)	24,000	23,977
2.59%, 07/24/08 (a)(b)(c)	22,000	21,964
Morgan Stanley
3.10%, 07/21/08	144,000	143,754
Nationwide Building Society U.S.
2.96%, 08/04/08	160,000	159,559
2.80%, 09/10/08	6,000	5,967
Park Avenue Receivables Co., L.L.C.
2.60%, 07/01/08 (a)(b)(c)	100,000	100,000
Picaros Funding, L.L.C.
3.08%, 07/21/08 (a)(b)(c)	23,000	22,961
2.73%, 07/25/08 (a)(b)(c)	57,000	56,897
2.76%, 08/12/08 (a)(b)(c)	70,000	69,775
Ranger Funding Co., L.L.C.
2.76%, 09/02/08 (a)(b)(c)	85,000	84,591
Reckitt Benckiser Treasury Services PLC
2.87%, 09/09/08 (a)(c)	48,000	47,734
2.92%, 09/26/08 (a)(c)	34,000	33,762
Royal Bank of Scotland PLC
2.73%, 09/10/08	48,000	47,745
Santander Central Hispano Finance (Delaware), Inc.
2.68%, 09/12/08 (a)	18,000	17,903
2.67%, 09/17/08 (a)	15,000	14,914

See financial notes 11

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Scaldis Capital Ltd.
2.75%, 10/01/08 (a)(b)(c)	107,000	106,259
2.82%, 10/02/08 (a)(b)(c)	42,000	41,698
Sheffield Receivables Corp.
2.94%, 07/01/08 (a)(b)(c)	11,500	11,500
2.94%, 07/03/08 (a)(b)(c)	50,000	49,992
2.59%, 07/14/08 (a)(b)(c)	63,000	62,941
2.59%, 07/18/08 (a)(b)(c)	46,500	46,443
2.59%, 07/24/08 (a)(b)(c)	11,000	10,982
2.74%, 07/24/08 (a)(b)(c)	10,000	9,983
2.76%, 07/24/08 (a)(b)(c)	25,000	24,956
2.68%, 08/12/08 (a)(b)(c)	44,000	43,863
Skandinaviska Enskilda Banken AB
3.10%, 07/30/08	11,000	10,973
2.84%, 11/06/08	27,000	26,731
Solitaire Funding, L.L.C.
2.82%, 07/14/08 (a)(b)(c)	57,000	56,942
3.02%, 07/30/08 (a)(b)(c)	30,000	29,927
2.80%, 09/11/08 (a)(b)(c)	14,000	13,922
2.97%, 09/18/08 (a)(b)(c)	20,000	19,871
3.06%, 11/13/08 (a)(b)(c)	56,000	55,366
3.03%, 12/04/08 (a)(b)(c)	110,000	108,580
3.23%, 12/17/08 (a)(b)(c)	3,000	2,955
Swedbank AB
3.06%, 08/20/08	9,000	8,962
2.70%, 08/27/08	10,000	9,958
2.75%, 09/15/08	10,000	9,943
2.85%, 11/12/08	45,000	44,529
Swedbank Mortgage AB
4.47%, 07/03/08	17,000	16,996
Thames Asset Global Securtisation No. 1, Inc.
2.82%, 07/07/08 (a)(b)(c)	18,000	17,992
2.60%, 07/09/08 (a)(b)(c)	4,000	3,998
Thunder Bay Funding, L.L.C.
2.83%, 09/02/08 (a)(b)(c)	250,000	248,771
Toronto Dominion Bank
3.19%, 02/05/09	83,000	81,422
UBS Finance (Delaware), Inc.
2.75%, 09/12/08 (a)	16,000	15,912
2.80%, 09/15/08 (a)	14,000	13,918
UniCredit Bank (Ireland) PLC
4.63%, 07/03/08 (a)(c)	7,000	6,998
Variable Funding Capital Corp.
2.82%, 09/24/08 (a)(b)(c)	65,000	64,570
2.85%, 09/29/08 (a)(b)(c)	29,000	28,795
2.84%, 09/30/08 (a)(b)(c)	160,000	158,859
Westpac Banking Corp.
2.74%, 07/09/08 (c)	28,000	27,983
3.20%, 02/09/09 (c)	36,000	35,302
Whistlejacket Capital, L.L.C.,(SIV)
3.08%, 03/25/08 (b)(c)(d)(e)	16,000	16,000
3.10%, 03/25/08 (b)(c)(d)(e)	14,000	14,000
3.08%, 05/02/08 (b)(c)(d)(e)	10,000	10,000
3.03%, 05/19/08 (b)(c)(d)(e)	4,000	4,000
5.42%, 06/16/08 (b)(c)(d)(e)	13,000	13,000
3.13%, 08/06/08 (b)(c)(d)(e)	92,000	91,998
3.08%, 08/07/08 (b)(c)(d)(e)	50,000	49,999
Yorktown Capital, L.L.C.
2.55%, 07/01/08 (a)(b)(c)	70,000	70,000
2.76%, 09/02/08 (a)(b)(c)	17,849	17,763

		8,016,102

Fixed-Rate Coupon Notes 0.3%
Federal Home Loan Bank
2.28%, 08/20/08	50,000	50,173
2.40%, 09/17/08	33,000	32,997

		83,170

Fixed-Rate Discount Notes 14.7%
Fannie Mae
2.15%, 07/02/08	206,000	205,988
2.16%, 07/02/08	115,000	114,993
2.10%, 07/09/08	35,000	34,984
2.09%, 07/16/08	238,000	237,794
2.16%, 07/21/08	35,000	34,958
2.08%, 07/28/08	194,000	193,699
2.07%, 07/30/08	100,000	99,834
2.12%, 08/01/08	50,000	49,909
2.15%, 08/05/08	143,000	142,702
2.15%, 08/20/08	50,000	49,852
2.23%, 08/27/08	39,160	39,022
2.23%, 09/03/08	15,000	14,941
2.41%, 09/03/08	50,000	49,787
2.40%, 09/10/08	50,000	49,764
Federal Home Loan Bank
2.00%, 07/07/08	40,000	39,987
2.01%, 07/09/08	95,000	94,958
2.24%, 07/09/08	54,000	53,973
2.01%, 07/11/08	65,000	64,964
2.23%, 07/11/08	75,000	74,954
2.11%, 07/18/08	130,000	129,871
2.20%, 07/18/08	231,000	230,760
2.29%, 07/23/08	225,000	224,686
2.25%, 07/25/08	66,000	65,901
2.07%, 07/30/08	38,000	37,937
2.21%, 08/06/08	146,000	145,679
2.10%, 08/08/08	50,000	49,890
2.16%, 08/08/08	18,848	18,805
2.19%, 08/08/08	45,000	44,896
2.29%, 08/13/08	100,000	99,728
2.16%, 08/15/08	158,748	158,321
2.31%, 08/15/08	36,000	35,897
2.15%, 08/20/08	61,787	61,604
2.32%, 08/20/08	140,000	139,551
2.31%, 08/22/08	85,000	84,718
2.17%, 08/27/08	165,000	164,436
Freddie Mac
2.13%, 07/07/08	73,000	72,974
2.08%, 07/14/08	124,000	123,907
2.13%, 07/21/08	27,000	26,968
2.26%, 07/30/08	100,000	99,819
2.09%, 08/04/08	90,000	89,823
2.16%, 08/04/08	134,000	133,728
2.15%, 08/18/08	170,000	169,515
2.47%, 09/22/08	54,000	53,695
2.46%, 09/29/08	45,000	44,725

		4,154,897

Total Fixed-Rate Obligations (Cost $25,469,325)		25,469,325

12 See financial notes

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Variable-Rate Obligations 6.1% of net assets
Abbey National Treasury Services PLC
2.64%, 07/02/08 (a)	26,000	26,006
Allied Irish Banks PLC
2.48%, 07/21/08 (c)	50,000	50,000
ANZ National (Int’l) Ltd.
2.86%, 08/27/08 (a)	75,000	75,000
Banco Espanol de Credito S.A.
2.73%, 07/18/08 (c)	25,000	25,000
Credit Suisse
2.92%, 07/23/08	13,000	13,000
Danske Bank A/S
2.47%, 07/21/08	100,000	100,000
Danske Corp.
2.76%, 08/13/08 (a)(c)	90,000	90,000
2.76%, 08/15/08 (a)(c)	50,000	50,000
2.80%, 08/16/08 (a)(c)	140,000	140,000
Deutsche Bank AG
2.56%, 07/14/08	100,000	100,001
2.57%, 07/28/08	35,000	35,000
3.01%, 09/22/08	100,000	100,000
Florida Hurricane Catastrophe Fund
2.68%, 07/15/08	75,000	75,000
Intesa Bank Ireland PLC
2.49%, 07/25/08 (c)	70,000	70,000
K2 (USA), L.L.C.,(SIV)
2.44%, 07/15/08 (b)(c)(d)	3,000	3,000
Liberty Lighthouse U.S. Capital Co., L.L.C.,(SIV)
2.67%, 07/10/08 (b)(c)(d)	6,000	6,000
Merrill Lynch & Co., Inc.
2.64%, 07/18/08	50,000	50,000
Physician Solutions, L.L.C.
5.37%, 07/03/08 (a)	1,585	1,585
Roman Catholic Bishop of San Jose (CA)
2.68%, 07/03/08 (a)	5,400	5,400
Royal Bank of Scotland PLC
2.77%, 07/07/08	142,000	142,000
2.76%, 07/11/08	100,000	100,000
Svenska Handelsbanken AB
2.94%, 07/07/08 (c)	50,000	50,000
Tenderfoot Seasonal Housing, L.L.C.
2.53%, 07/03/08 (a)	3,000	3,000
The Goldman Sachs Group, Inc., Promissory Note
2.52%, 07/16/08 (c)(d)	60,000	60,000
Wachovia Bank, N.A.
2.99%, 07/25/08	31,000	31,000
Westpac Banking Corp.
2.78%, 08/05/08	282,000	282,000
Westpac Securities NZ Ltd.
3.06%, 08/05/08 (a)(c)	50,000	50,000

Total Variable-Rate Obligations (Cost $1,732,992)		1,732,992

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 4.5% of net assets

Repurchase Agreements 4.5%
Banc of America Securities, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $408,000
2.55%, issued 06/30/08,
due 07/01/08	400,028	400,000
Barclays Capital Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $45,900
2.70%, issued 06/30/08,
due 07/01/08	45,003	45,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $2,627
2.50%, issued 06/30/08,
due 07/01/08	2,571	2,571
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $831,300
2.50%, issued 06/30/2008,
due 07/01/08	115,008	115,000
2.70%, issued 06/30/2008,
due 07/01/08	700,053	700,000

Total Other Investments (Cost $1,262,571)		1,262,571

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/08, the tax basis cost of the fund’s investments was $28,464,888.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,458,673 or 19.3% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $321,997 or 1.1% of net assets.
(e)	Security is in default. See note 7 in the financial notes section.

See financial notes 13

 Schwab Cash Reserves

Statement of
Assets and Liabilities
As of June 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$28,464,888
Receivables:
Interest	+	111,551

Total assets		28,576,439

Liabilities
Payables:
Investments bought		246,002
Investment adviser and administrator fees		505
Transfer agent and shareholder services fees		925
Distributions to shareholders		22,726
Accrued expenses	+	603

Total liabilities		270,761

Net Assets
Total assets		28,576,439
Total liabilities	–	270,761

Net assets		$28,305,678
Net Assets by Source
Capital received from investors		28,303,929
Net realized capital gains		1,749

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$28,305,678		28,303,929		$1.00

14 See financial notes

 Schwab Cash Reserves

Statement of
Operations
For January 1, 2008 through June 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Interest		$498,732

Net Realized Gains and Losses
Net realized gains on investments		1,796

Expenses
Investment adviser and administrator fees		42,271
Transfer agent and shareholder service fees		56,509
Registration fees		1,851
Custodian fees		573
Shareholder reports		278
Portfolio accounting fees		278
Trustees’ fees		49
Professional fees		43
Interest expense		1
Other expenses	+	69

Total expenses		101,922
Expense reduction by adviser and Schwab	−	10,800
Custody credits	−	1

Net expenses		91,121

Increase (Decrease) in Net Assets from Operations
Total investment income		498,732
Net expenses	−	91,121

Net investment income		407,611
Net realized gains	+	1,796

Increase in net assets from operations		$409,407

See financial notes 15

 Schwab Cash Reserves

Statements of
Changes in Net Assets
For current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/08-06/30/08	1/1/07-12/31/07
Net investment income		$407,611	$952,782
Net realized gains (losses)	+	1,796	(47)

Increase in net assets from operations		409,407	952,735

Distributions to Shareholders
Distributions from net investment income		407,611	952,782

Transactions in Fund Shares*
Shares sold		61,618,457	104,547,606
Shares reinvested		379,131	940,059
Shares redeemed	+	(59,855,771)	(96,063,921)

Net transactions in fund shares		2,141,817	9,423,744

Net Assets
Beginning of period		26,162,065	16,738,368
Total increase	+	2,143,613	9,423,697

End of period		$28,305,678	$26,162,065

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

16 See financial notes

 Schwab Cash Reserves

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab Cash Reserves is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

Schwab Cash Reserves offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2.	Significant Accounting Policies:
(All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the fund used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the fund are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. When such valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund’s repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security

 17

 Schwab Cash Reserves

Financial Notes, unaudited (continued)

2.	Significant Accounting Policies (continued) (All dollar amounts are x 1,000)

is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares dividends every day it is open for business. These dividends, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

(g) Custody Credits:

The fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (“FASB”) (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of June 30, 2008, management has reviewed the tax positions for open tax years (December 31, 2004 through December 31, 2007), evaluated the implications of FIN 48 and determined that there is no impact to the fund’s financial statements.

The fund adopted FASB Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective January 1, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair

18

 Schwab Cash Reserves

Financial Notes, unaudited (continued)

2.	Significant Accounting Policies (continued) (All dollar amounts are x 1,000)

value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the fund’s financial statements.

Various inputs are used in determining the value of the fund’s investments. FAS 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2008:

Investment in
Valuation Inputs	Securities*

Level 1 — Quoted prices	$—
Level 2 — Other significant observable inputs	28,464,888
Level 3 — Significant unobservable inputs	—
Total	28,464,888

*	The fund had no Other Financial Instruments.

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about fund’s derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS 161 on the fund’s financial statement disclosures.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Transfer Agent Fees	Shareholder Service Fees

0.20%	0.20%

 19

 Schwab Cash Reserves

Financial Notes, unaudited (continued)

3.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.67% for so long as CSIM serves as the investment adviser to the fund.

Effective January 1, 2008 through December 31, 2008, CSIM and Schwab have also agreed to voluntarily waive an additional 0.025% of the fund’s expenses.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2008, the fund had no transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

4. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as disclosed in the fund’s Statement of Operations.

5.	Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which the fund belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp. and an uncommitted line of credit of $100 million with Bank of America, N.A. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing from the lines of credit for the fund during the period.

6.	Federal Income Taxes:
(All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2007, the fund had capital loss carry forwards of $47 available to offset net capital gains before the expiration date of December 31, 2015.

For tax purposes, realized net capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2007, the fund had no deferred realized net capital losses and there were no capital losses being utilized to offset capital gains.

20

 Schwab Cash Reserves

Financial Notes, unaudited (continued)

7.	Other:

On February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle (“SIV”), experienced an “enforcement event” that has led to the appointment of a Receiver to manage Whistlejacket’s operations. On February 12, 2008, two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket, including the Notes held by the fund. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 under the Investment Company Act of 1940. As required under Rule 2a-7, the Board of Trustees of the funds met on February 12, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. On February 15, 2008, the Security Trustee of Whistlejacket notified the funds that an insolvency acceleration event had occurred and as a result the Notes were in default. As required under Rule 2a-7, the Board of Trustees of the funds met on February 21, 2008 and, based on the recommendation of the funds’ investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. The Fund is pursuing remedial efforts to obtain repayment of the principal and interest owed on the investment.

 21

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including Schwab Cash Reserves, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of Trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 16, 2008 and June 2, 2008, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 2, 2008. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Trustees further considered

22

the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses. With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 23

Trustees and Officers

The tables below give information as of June 30, 2008, about the trustees and officers for The Charles Schwab Family of Funds which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of June 30, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	None.

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

24

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York.	69	None.

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

 25

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

26

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government,

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES	Adjustable convertible extendable security
BAN	Bond anticipation note
COP	Certificate of participation
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TECP	Tax-exempt commercial paper
TRAN	Tax and revenue anticipation note
VRD	Variable-rate demand

 27

corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Structured Investment Vehicle SIVs are special purpose finance companies that issue high-quality, short-term instruments, like commercial paper (CP) and medium-term notes (MTNs), for purchase by investors. In turn, SIVs seek to generate returns by purchasing high-quality, higher yielding medium to longer term fixed income securities. SIVs can only purchase eligible investments that fall within criteria outlined by the rating agencies and the SIV program guidelines.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

28

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab* Fundamental US Large Company Index Fund
Schwab* Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Monthly Income Fund – Moderate Payout
Schwab Monthly Income Fund – Enhanced Payout
Schwab Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Premier® Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL EMERGING MARKETS AND FUNDAMENTAL INTERNATIONAL are registered service marks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR32958-03

Semiannual report dated June 30, 2008 enclosed.

Prospectus Supplement and
Semiannual Report Enclosed

Schwab California Municipal Money Fundtm
Schwab California AMT Tax-Free Money Fundtm

You could have received this
document faster via email.

Save paper. Sign up for electronic delivery
at www.schwab.com/edelivery.

This supplement is not part of the shareholder report.

Supplement dated August 22, 2008 to the following April 30, 2008 Prospectuses

SCHWAB MUNICIPAL MONEY FUNDS —
Sweep Investmentstm

SCHWAB VALUE ADVANTAGE INVESTMENTS®

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

1.  Changes With Respect to the Schwab California Municipal Money Fund
The “Strategy” section of the Schwab California Municipal Money Fund in each Prospectus identified above is hereby amended by adding the following paragraph as the new second paragraph of the section:

The fund may purchase certain variable rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of California tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal income tax and California personal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s 80% investment policy stated above.

2.  Changes With Respect to the Schwab California AMT Tax-Free Money Fund
The “Strategy” section of the Schwab California AMT Tax-Free Money Fund in the Schwab Value Advantage Investments Prospectus is hereby amended by adding the following paragraph as the new second paragraph of the section:

The fund may purchase certain variable rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of California tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal and California personal income tax, including the AMT. These securities are considered “municipal money market securities” for purposes of the fund’s 80% investment policy stated above.

Please retain this supplement for your records.

©2008 Charles Schwab & Co., Inc. All Rights Reserved
Member SIPC (08/08)

Schwab California Municipal Money Fundtm
Schwab California AMT Tax-Free Money Fundtm

Semiannual Report
June 30, 2008

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

Throughout my career I’ve been through many up and down markets, and I’ve always believed that sticking to time-tested principles of investing and a long-term strategy is the best way to endure short-term volatility and economic turbulence. The current turmoil in fixed income and equity markets is no exception.

For the past several months, the financial markets have been struggling to overcome problems that arose initially out of declining home prices and a collapse in the subprime mortgage market, along with larger economic issues including a drop in the value of the dollar globally, heightened risk of inflation, and the threat of recession.

Over the years, these intense market fluctuations have not been the norm, but it is during these periods that many investors can give up on investment fundamentals. Trying to time the market is both difficult and risky. Financial research has shown that a carefully constructed long-term investing plan can help moderate the effects of volatile markets and provide more reliable returns.

A good plan is built on sound, proven principles of investing, such as asset allocation and diversification. Spreading your money across different asset classes, such as stocks, bonds, mutual funds, and cash equivalents can be the most important factor in determining long-term performance and weathering the inevitable ups and downs of the market. In addition, seeking advice from your financial consultant or trusted investment advisor can also be an important part of making informed and smart decisions.

Here at Schwab, our goal is to help you reach your financial goals no matter what the market conditions may be. With funds and services backed by the guidance and support you need—whatever type of investor you are—we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund 1

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

Over the past six months, the financial markets have experienced price volatility as declining housing valuations, distressed bond markets, rising consumer prices, and an uncertain economic outlook contributed to difficult investment conditions. Financial institutions, particularly banks and their associated debt instruments, were disproportionately affected in this crisis as they incurred credit downgrades and write-downs on assets. As a result, investors sought investment solutions that offered both capital preservation and liquidity along with safety and quality.

Lately, an ongoing challenge facing municipal money fund managers industry-wide has been remaining fully invested in high-quality tax-exempt securities. Broad credit market turmoil, in conjunction with downgrades on some financial institutions, has led to an environment in which the supply of investment alternatives has diminished while inflows to money funds remain at historically high levels.

In order to navigate these unique circumstances, some municipal money fund managers have chosen to invest a portion of their assets in taxable alternatives such as U.S. government securities. For state specific funds, a potential move might also include temporarily investing in high-quality out-of-state municipal securities or in-state securities subject to the alternative minimum tax.

To date, the Schwab municipal money fund portfolios have not invested in any taxable securities. However, the continuation of unusual market conditions in the municipal money markets may warrant temporary investment in taxable securities in order to better serve our clients. In making this difficult decision we would weigh myriad factors including the portfolios’ overall diversification, the short-term and long-term market outlook as well as tax considerations and would only purchase taxable securities if we believe the move were of benefit to our funds’ shareholders.

During these times of market uncertainty, it is more important than ever to ensure that your portfolio allocations represent your goals and tolerance for risk. Schwab Funds products are developed and managed to meet your increasingly diverse needs. For all of our money market funds, we perform our own ongoing and independent analysis of the creditworthiness of each security purchased, and we have a rigorous and disciplined investment process that emphasizes liquidity, high-quality investments and diversification.

Here at Schwab, we remain committed to helping you manage your wealth no matter what the market conditions may be. We value your business and look forward to serving you in the future.

Thank you for investing with us.

Sincerely,

2 Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund

The Investment Environment

The U.S. Economy experienced heightened volatility and uncertainty throughout the period as it continued to factor in the impacts felt in the residential mortgage and credit shock that began last year. Bond markets, in particular, suffered in March as deleveraging, downgrades, and writedowns caused many financial institutions to seek new capital infusions and sell positions, further contributing to an already difficult investment environment. Toward the end of the reporting period, the unabated rise in oil, food, and other commodity prices became the primary concern of many investors. In combination with a relatively weak dollar, the rise in prices has been a boon for some investors, but has raised questions about sustainability and the impact of these high prices on current and long-term inflation.

An analysis of significant economic indicators presented mixed messages with regard to fundamentals. While Gross Domestic Product (GDP) expanded at an annual rate of 0.9% in the first quarter and 1.9% in the second quarter, indicating that the economy continued to grow, other figures were less encouraging. In June, consumer confidence slid to 50.4, according to the index maintained by the Conference Board, ebbing in both the first and second quarters this year. Unemployment was also worrisome as it crept up to 5.5%, marking a 22 year high. Headline inflation rose to 4.4% during the period, as the spread between core inflation and inflation including energy and food widened.

Oil and food prices had a substantial impact on investor sentiment and outlook throughout the period, the impacts of which were partially exacerbated by a weak dollar. According to some economists, speculation has driven the price of oil up faster and further than underlying fundamentals would suggest. Prices reached more than $140 per barrel, driven by speculation and currency differences, suggesting that prices may have decoupled from underlying demand. The dollar continued to be weak against other key currencies, such as the Yen and Euro, which has tended to magnify the total effect of higher prices on consumer spending and inflation, because both domestic goods and imports have become simultaneously more expensive.

Price volatility in all corners of the market spurred risk aversion throughout the period, as investors shed higher yielding and riskier assets in favor of securities that offered capital preservation. As the financial outlook for residential and corporate debt remained troublesome, investors shied away from asset-backed and collateralized debt in favor of Government issues or more transparent and less complex securities, such as Treasury bills and Commercial Paper. U.S. Treasuries in particular experienced a surge in demand because their Government backing protects them against default risk. While the demand for Treasuries sent prices up, it brought yields down to very low levels. As a result, the yield spread between short-term Treasuries and other short-term debt instruments widened.

Tepid economic growth, financial turmoil, and rising prices left the Federal Reserve (the Fed) in a precarious position with regard to interest rates. The supply of money (M2) expanded at a mediocre 1.2% rate during the period, an indication that lending remained tight despite Fed action. While the Fed cut rates from 4.25% to 2.00% in an effort to stimulate the economy, the consensus during the Federal Open Market Committee meeting in June was to leave rates unchanged. Many investors saw a pause in rate cuts as an indication that inflationary concerns have caught up with Fed action and that the next monetary policy move would be to tighten.

The implications of interest rate cuts have put downward pressure on yields for short term debt instruments such as Certificates of Deposit and Commercial Paper. In a declining interest rate environment, the yields on money market funds typically track the fall in interest rates and tend to be places of safe haven during price volatility. While money market yields declined during the period, it seemed that investors considered inflationary risk as subordinate to capital preservation and low price volatility.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund 3

Fund Management

Kevin Shaughnessy, CFA, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the funds. He joined the firm in 2000 and has worked in fixed-income and asset management since 1993.

John Shelton, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2000 and has worked in fixed-income asset management since 1998.

4 Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund

Fund Summary

The Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund sought to maintain a longer weighted average maturity than their respective peer groups throughout the period in an effort to lock in more attractive yields amidst a declining interest rate environment. In addition, defending against volatile and at times tumultuous market conditions also determined the portfolios’ positioning. Throughout the period, risk aversion and a flight to quality in the marketplace put downward pressure on yields as investors migrated toward similar high quality securities.

In addition, there was a reduction in the availability of investment alternatives for municipal money funds throughout the industry. One significant cause of the supply and demand imbalance in the municipal money market was related to troubled monoline bond insurers, which have historically been responsible for enhancing the credit quality of certain municipal issuers. These bond insurers incurred financial difficulties amidst writedowns and losses associated with structured assets affected by the subprime crisis. As a result, the universe of suitable monoline insured investments for the fund decreased. This reduction in available investments further exacerbated downward pressure on yields. As adjustments to fund holdings continued in this unusual market environment, the fund maintained its targeted levels for credit quality, liquidity and diversification.

California expects to report a general fund balance of $1.74 billion at June 30, 2008, or 1.7% of annual expenditures. This is down from about $4.1 billion a year ago, as revenues have fallen nearly $6 billion short of the original budget estimates and projected expenditures are running $1.7 billion above that budget. In January, Governor Arnold Schwarzenegger declared a fiscal emergency in anticipation of these shortfalls, and the State Legislature enacted over $7 billion of solutions, including the sale of $3.3 billion of economic recovery bonds. Those bonds are the last of the original $15 billion of deficit bonds authorized by State voters in 2004. Fiscal 2008 sales tax receipts are now projected about $1.4 billion below the original budget, or 4.9%, while corporation taxes are off by $758 million, or 7%. Personal income tax receipts are up 4.8% over fiscal 2007, but they are still 0.7% below the adopted budget.

As of June 30, 2008, the State had not yet enacted the budget for the fiscal year that began on July 1. Gov. Schwarzenegger’s May budget plan projects a $17.2 billion cumulative budget shortfall through June 30, 2009, including $2 billion set aside for a year-end reserve. The State is forecasting just 1.8% growth in general fund revenues, even after accounting for $1.9 billion in one-time accruals. Weakening personal income growth and a projected decline in capital gains contribute to a 0.7% projected reduction in personal income tax receipts, while sales and use taxes are expected to grow just 1.0%. To close the gap, the Governor’s budget relies on $5.1 billion from the sale of bonds secured by future lottery revenues, one-time accounting accruals, and 10% across-the-board reductions to most general fund programs (excluding debt service, pensions, and other court-mandated spending). His plan would fund K-12 education at the required Proposition 98 level, which is now reduced due to slowing general revenue growth. Even if adopted as proposed, the Department of Finance projects a structural imbalance of at least $7 billion by fiscal 2010, absent structural budget reform.

Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund 5

Fund Summary continued

California’s economy has slowed dramatically, as the housing market and associated job sectors contracted. The State gained a net of 10,800 nonfarm payroll jobs from January to May 2008, up just 0.1% from the same period in 2007. This follows relatively weak 0.7% year-over-year payroll job growth for all of 2007. In the January to May 2008 period, the State lost nearly 79,000 construction jobs and another 34,000 jobs in the finance and insurance sector, as the State’s home building and residential real estate activity slowed dramatically. The number of residential construction permits from January to May 2008 contracted 44% relative to the same period in 2007. While many of the job losses were offset by gains in the educational and health services, professional and business services, and government sectors, the State’s labor force has grown about 1.3% over this period. The State’s unemployment rate increased to 6.5% in May 2008, up from 4.9% in May 2007. For the full calendar year 2008, the State Department of Finance is projecting a 0.2% decline in nonfarm jobs and 4.5% growth in personal income.

With its persistent budget deficits and weakening economic outlook, California’s ratings remain among the lowest of the U.S. states. At the end of the report period, the State’s ratings were A1 from Moody’s, A+ from Standard & Poor’s, and A+ from Fitch. In addition, Fitch placed the State’s rating on its watch list for possible downgrade in January 2008.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

6 Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund

Performance and Fund Facts as of 06/30/08

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	California Municipal Money Fund		California AMT Tax-Free Money Fund

	Sweep Shares	Value Advantage Sharestm	Value Advantage Sharestm
Ticker Symbol	SWCXX	SWKXX	SNKXX

Seven-Day Yield[1]	1.22%	1.37%	1.23%

Seven-Day Yield—No Waiver[2]	1.13%	1.26%	1.07%

Seven-Day Effective Yield[1]	1.23%	1.38%	1.24%

Seven-Day Taxable-Equivalent Effective Yield[1,3]	2.25%	2.52%	2.27%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

		California AMT Tax-Free
	California Municipal Money Fund	Money Fund

Weighted Average Maturity	31 days	37 days

Credit Quality of Holdings % of portfolio	100% Tier 1	100% Tier 1

Credit-Enhanced Securities % of portfolio	69%	70%

Minimum Initial Investment[4]
Sweep Investmentstm	*	n/a
Value Advantage Sharestm	$25,000	$25,000
($15,000 for IRA and custodial accounts)[5]

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab.

[2]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[3]	Taxable-equivalent effective yield assumes a 2008 maximum combined federal regular income and California state personal income tax rate of 45.30%. Investment income may be subject to the Alternative Minimum Tax.

[4]	Please see prospectus for further detail and eligibility requirements.

[5]	Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult your tax advisor about your situation.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.

Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2008 and held through June 30, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/08	at 6/30/08	1/1/08 - 6/30/08

Schwab California Municipal Money Fundtm
Sweep Shares
Actual Return	0.59%	$1,000	$1,009.00	2.95
Hypothetical 5% Return	0.59%	$1,000	$1,021.93	2.97
Value Advantage Sharestm
Actual Return	0.43%	$1,000	$1,009.90	2.15
Hypothetical 5% Return	0.43%	$1,000	$1,022.73	2.16

Schwab California AMT Tax-Free Money Fundtm
Actual Return	0.43%	$1,000	$1,008.60	2.15
Hypothetical 5% Return	0.43%	$1,000	$1,022.73	2.16

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

8 Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund

Schwab California Municipal Money Fundtm

Financial Statements

Financial Highlights

	1/1/08–		1/1/07–	1/1/06–	1/1/05–	1/1/04–	1/1/03–
Sweep Shares	06/30/08*		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.03	0.03	0.02	0.01	0.00 [1]

Less distributions:
Distributions from net investment income	(0.01)		(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[1]

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.90	[2]	3.02	2.79	1.76	0.59	0.46

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.59	[3,4]	0.63	0.64	0.65	0.65	0.65
Gross operating expenses	0.68	[3]	0.69	0.82	0.82	0.82	0.82
Net investment income (loss)	1.81	[3]	2.98	2.77	1.74	0.58	0.45
Net assets, end of period ($ x 1,000,000)	5,716		5,745	4,539	4,134	4,147	4,169

	1/1/08–		1/1/07–	1/1/06–	1/1/05–	1/1/04–	1/1/03–
Value Advantage Shares	06/30/08*		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.03	0.03	0.02	0.01	0.01

Less distributions:
Distributions from net investment income	(0.01)		(0.03)	(0.03)	(0.02)	(0.01)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.99	[2]	3.21	2.99	1.96	0.79	0.66

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.43	[3,5]	0.45	0.45	0.45	0.45	0.45
Gross operating expenses	0.55	[3]	0.56	0.58	0.59	0.59	0.59
Net investment income (loss)	1.98	[3]	3.16	2.95	1.96	0.78	0.65
Net assets, end of period ($ x 1,000,000)	4,923		5,267	4,201	3,240	2,825	3,061

* Unaudited.
1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.60% if custody credits and an additional voluntary waiver had not been included.
5 The ratio of net operating expenses would have been 0.45% if custody credits and an additional voluntary waiver had not been included.

See financial notes 9

 Schwab California Municipal Money Fund

Portfolio Holdings as of June 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.9%	Municipal Securities	10,411,956	10,411,956

97.9%	Total Investments	10,411,956	10,411,956
2.1%	Other Assets and Liabilities		227,058

100.0%	Net Assets		10,639,014

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 97.9% of net assets

California 95.3%
Affordable Housing Agency
M/F Housing RB (Westridge at Hilltop Apts)
Series 2003A
1.31%, 07/03/08 (a)(b)	4,770	4,770
Alameda Cnty IDA
RB (Aitchison Family Partnership)
Series 1993A
1.55%, 07/02/08 (a)(b)	2,440	2,440
RB (JMS Family Partnership)
Series 1995A
1.55%, 07/02/08 (a)(b)	1,000	1,000
Alvord USD
GO Bonds (Election of 2007)
Series A
1.62%, 07/03/08 (a)(b)(c)(d)	21,240	21,240
Anaheim Housing Auth
M/F Housing RB (Casa Granada Apts)
Series 1997A
1.80%, 07/03/08 (a)(b)	3,295	3,295
M/F Housing RB (Port Trinidad Apts)
Series 1997C
1.80%, 07/03/08 (a)(b)	1,840	1,840
M/F Housing Refunding RB (Sage Park)
Series 1998A
1.53%, 07/03/08 (a)(b)	5,500	5,500
Anaheim Public Financing Auth
RB (Anaheim Electric System Distribution Facilities)
Series 2007A
1.76%, 07/03/08 (a)(b)(c)(d)	8,030	8,030
Anaheim Redevelopment Agency
Tax Allocation Refunding Bonds
Series 2007A
1.54%, 07/03/08 (a)(b)(c)(d)	5,305	5,305
Antelope Valley Community College District
GO Bonds (Election of 2004)
Series B
2.02%, 07/03/08 (a)(b)(c)(d)	7,500	7,500
Association of Bay Area Governments
COP (Harker School Foundation)
Series 1998
1.35%, 07/02/08 (a)(b)	3,895	3,895
COP (The Harker School)
Series 2007
1.35%, 07/02/08 (a)(b)	9,890	9,890
M/F Housing RB (Artech Building)
Series 1999A
1.52%, 07/03/08 (a)(b)	3,200	3,200
M/F Housing RB (Crossing Apts)
Series 2002A
1.53%, 07/03/08 (a)(b)	18,500	18,500
M/F Housing RB (Miramar Apts)
Series 2000A
1.53%, 07/03/08 (a)(b)	15,000	15,000
M/F Housing RB (Mountain View Apts)
Series 1997A
1.68%, 07/03/08 (a)(b)	5,785	5,785
RB (Acacia Creek at Union City)
Series 2008A
1.90%, 07/01/08 (a)(c)	15,000	15,000
RB (Air Force Village West)
Series 2005
1.50%, 07/03/08 (a)(b)	10,495	10,495
RB (Francis Parker School)
Series 2005
1.50%, 07/03/08 (a)(b)	5,000	5,000
RB (Public Policy Institute of California)
Series 2001A
1.50%, 07/03/08 (a)(b)	10,000	10,000
Refunding RB (Eskaton Properties Inc)
Series 2008A
1.50%, 07/03/08 (a)(b)	11,450	11,450
Refunding RB (Eskaton Properties Inc)
Series 2008B
1.50%, 07/03/08 (a)(b)	16,200	16,200
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB 2006
Series F
1.50%, 07/03/08 (a)(c)(d)	3,600	3,600
San Francisco Bay Area Toll Bridge RB
Series 2006F
1.52%, 07/03/08 (a)(c)(d)	5,608	5,608
1.55%, 07/03/08 (a)(c)(d)	3,415	3,415
San Francisco Bay Area Toll Bridge RB
Series 2006F & 2007F
1.55%, 07/03/08 (a)(c)(d)	28,620	28,620
San Francisco Bay Area Toll Bridge RB
Series 2008A1
1.31%, 07/03/08 (a)(c)	20,500	20,500
San Francisco Bay Area Toll Bridge RB
Series 2008B1
1.27%, 07/03/08 (a)(c)	49,000	49,000

10 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

San Francisco Bay Area Toll Bridge RB
Series 2008C1
1.36%, 07/03/08 (a)(c)	7,400	7,400
San Francisco Bay Area Toll Bridge RB
Series 2008D1
1.15%, 07/03/08 (a)(c)	46,000	46,000
San Francisco Bay Area Toll Bridge RB
Series 2008E1
1.25%, 07/03/08 (a)(c)	37,760	37,760
San Francisco Bay Area Toll Bridge RB
Series 2008G1
1.45%, 07/03/08 (a)(c)	12,500	12,500
Buckeye United SD
GO Bonds (Election of 2006)
Series 2007
1.62%, 07/03/08 (a)(b)(c)(d)	2,240	2,240
Cabrillo Community College District
GO Bonds (Election of 2004)
Series A
1.90%, 07/03/08 (a)(b)(c)(d)	8,575	8,575
GO Bonds (Election of 2004)
Series B
1.90%, 07/03/08 (a)(b)(c)(d)	18,065	18,065
California
Economic Recovery Bonds
Series 2004A
1.70%, 07/02/08 (a)(c)(d)	2,500	2,500
1.51%, 07/03/08 (a)(b)(c)(d)	31,420	31,420
1.51%, 07/03/08 (a)(c)(d)	39,995	39,995
1.76%, 07/03/08 (a)(b)(c)(d)	8,495	8,495
2.02%, 07/03/08 (a)(b)(c)(d)	8,872	8,872
Economic Recovery Bonds
Series 2004B4
5.00%, 07/01/08	32,560	33,018
Economic Recovery Bonds
Series 2004C2
2.16%, 07/01/08 (a)(c)	16,950	16,950
Economic Recovery Bonds
Series 2004C3
2.16%, 07/01/08 (a)(c)	2,000	2,000
Economic Recovery Bonds
Series 2004C4
1.45%, 07/01/08 (a)(c)	23,725	23,725
Economic Recovery Bonds
Series 2004C5
2.44%, 07/01/08 (a)(c)	2,000	2,000
Economic Recovery Bonds
Series 2004C11
1.05%, 07/02/08 (a)(b)	10,840	10,840
GO Bonds
1.49%, 07/03/08 (a)(b)(c)(d)	15,580	15,580
1.51%, 07/03/08 (a)(b)(c)(d)	18,480	18,480
1.53%, 07/03/08 (a)(b)(c)(d)	23,825	23,825
1.58%, 07/03/08 (a)(b)(c)(d)	4,400	4,400
1.61%, 07/03/08 (a)(b)(c)(d)	28,615	28,615
GO Bonds
Series 1999
1.52%, 07/03/08 (a)(b)(c)(d)	10,620	10,620
GO Bonds
Series 2003C1
1.32%, 07/03/08 (a)(b)	3,200	3,200
GO Bonds
Series 2003C2
1.50%, 07/03/08 (a)(b)	9,650	9,650
GO Bonds
Series 2004A5
2.00%, 07/01/08 (a)(b)	4,700	4,700
GO Bonds
Series 2004A7
1.32%, 07/03/08 (a)(b)	4,820	4,820
GO Bonds
Series 2004B2
1.45%, 07/01/08 (a)(b)	12,000	12,000
GO Bonds
Series 2007
1.52%, 07/03/08 (a)(b)(c)(d)	15,420	15,420
GO CP Notes
1.26%, 07/01/08 (c)	37,500	37,500
1.55%, 07/10/08 (c)	25,000	25,000
GO Refunding Bonds
1.55%, 07/03/08 (a)(b)(c)(d)	16,830	16,830
GO Refunding Bonds
Series 2007
1.57%, 07/03/08 (a)(b)(c)(d)	11,605	11,605
Various Purpose GO Bonds
1.67%, 07/02/08 (a)(b)(c)(d)	4,000	4,000
1.52%, 07/03/08 (a)(b)(c)(d)	17,520	17,520
1.55%, 07/03/08 (a)(b)(c)(d)	40,055	40,055
1.55%, 07/03/08 (a)(b)(c)(d)	9,000	9,000
1.56%, 07/03/08 (a)(b)(c)(d)	5,515	5,515
1.56%, 07/03/08 (a)(b)(c)(d)	41,330	41,330
1.58%, 07/03/08 (a)(b)(c)(d)	4,480	4,480
3.60%, 09/18/08 (b)(c)(d)	37,420	37,420
California Department of Veterans Affairs
Home Purchase RB
Series 2007A
1.59%, 07/03/08 (a)(c)(d)	7,480	7,480
Home Purchase RB
Series 2007B
1.85%, 07/02/08 (a)(c)(d)	22,195	22,195
California Department of Water Resources
Power Supply RB
Series 2002B1
1.45%, 07/01/08 (a)(b)	42,585	42,585
Power Supply RB
Series 2002B2
2.85%, 07/01/08 (a)(b)	2,800	2,800
Power Supply RB
Series 2002B3
1.45%, 07/01/08 (a)(b)	22,250	22,250
Power Supply RB
Series 2002C1
1.23%, 07/03/08 (a)(b)	2,600	2,600
Power Supply RB
Series 2002C8
1.20%, 07/03/08 (a)(b)	3,000	3,000
Power Supply RB
Series 2002C9
1.26%, 07/03/08 (a)(b)	46,570	46,570
Power Supply RB
Series 2002C10
1.30%, 07/03/08 (a)(b)	64,965	64,965

See financial notes 11

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Power Supply RB
Series 2002C11
1.50%, 07/03/08 (a)(b)	6,265	6,265
Power Supply RB
Series 2005F2
1.75%, 07/01/08 (a)(b)	68,965	68,965
Power Supply RB
Series 2005F4
1.45%, 07/01/08 (a)(b)	2,800	2,800
Power Supply RB
Series 2005F5
2.85%, 07/01/08 (a)(b)	54,475	54,475
Power Supply RB
Series 2008H
1.62%, 07/03/08 (a)(b)(c)(d)	8,535	8,535
Power Supply RB
Series 2008J1
1.45%, 07/01/08 (a)(b)	30,000	30,000
Power Supply RB
Series 2008J2
1.05%, 07/03/08 (a)(b)	50,000	50,000
Power Supply RB
Series 2008K
1.55%, 07/03/08 (a)(b)(c)(d)	2,875	2,875
Water System RB (Central Valley)
Series AE
1.52%, 07/03/08 (a)(c)(d)	29,077	29,077
California Economic Development Financing Auth
Airport Facilities RB (Mercury Air Group)
Series 1998
1.50%, 07/03/08 (a)(b)	9,600	9,600
IDRB (Calco)
Series 1997
1.65%, 07/02/08 (a)(b)	300	300
California Educational Facilities Auth
RB (Chapman Univ)
Series 2000
1.35%, 07/02/08 (a)(b)	1,100	1,100
RB (Pomona College)
Series 2008B
1.30%, 07/03/08 (a)(c)	6,000	6,000
RB (Univ of Judaism)
Series 1998A
1.55%, 07/03/08 (a)(b)	4,800	4,800
RB (Univ of Southern California)
Series 2007A
1.55%, 07/03/08 (a)(c)(d)	2,120	2,120
Refunding RB (Pepperdine Univ)
Series 2005A
1.90%, 07/03/08 (a)(b)(c)(d)	25,835	25,835
California Enterprise Development Finance Auth
RB (Sconza Candy Co)
Series 2008A
1.70%, 07/03/08 (a)(b)	7,000	7,000
California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West) 2004
Series K
1.28%, 07/02/08 (a)(b)	7,900	7,900
Health Facility RB (Catholic Healthcare West)
Series 2008A
1.28%, 07/02/08 (a)(b)	5,000	5,000
Health Facility RB (Catholic Healthcare West)
Series 2008B
1.28%, 07/02/08 (a)(b)	5,000	5,000
Health Facility RB (Catholic Healthcare West)
Series 2008C
1.28%, 07/02/08 (a)(b)	5,000	5,000
Health Facility RB (Catholic Healthcare West)
Series 2008D
1.28%, 07/02/08 (a)(b)	5,000	5,000
Health Facility RB (Catholic Healthcare West)
Series 2008E
1.28%, 07/02/08 (a)(b)	5,000	5,000
Health Facility RB (Catholic Healthcare West)
Series 2008F
1.28%, 07/02/08 (a)(b)	5,000	5,000
Insured RB (Sutter Health)
Series 1999A
1.76%, 07/03/08 (a)(b)(c)(d)	19,300	19,300
RB (Kaiser Permanente)
Series 2006C
1.33%, 07/02/08 (a)	74,700	74,700
RB (Kaiser Permanente)
Series 2006E
1.43%, 08/05/08	2,500	2,500
1.48%, 09/03/08	40,000	40,000
RB (Sutter Health)
Series 2007A
1.70%, 07/02/08 (a)(c)(d)	29,990	29,990
1.50%, 07/03/08 (a)(c)(d)	15,000	15,000
California HFA
Home Mortgage RB 2008
Series K
1.58%, 07/03/08 (a)(c)(d)	9,966	9,966
1.58%, 07/03/08 (a)(c)(d)	5,600	5,600
Home Mortgage RB
Series 2001N
1.70%, 07/01/08 (a)(b)(c)	1,150	1,150
Home Mortgage RB
Series 2003K
1.50%, 07/02/08 (a)(c)	6,400	6,400
1.50%, 07/02/08 (a)(c)	54,685	54,685
Home Mortgage RB
Series 2003M
1.70%, 07/01/08 (a)(c)	50,465	50,465
1.48%, 07/02/08 (a)(c)	54,985	54,985
Home Mortgage RB
Series 2005A
1.48%, 07/02/08 (a)(c)	60,960	60,960
Home Mortgage RB
Series 2005B
1.35%, 07/02/08 (a)(c)	4,660	4,660
Home Mortgage RB
Series 2005H
3.02%, 07/01/08 (a)(c)	4,195	4,195
Home Mortgage RB
Series 2006I
1.58%, 07/03/08 (a)(c)(d)	4,620	4,620
Home Mortgage RB
Series 2006K
1.58%, 07/03/08 (a)(c)(d)	6,215	6,215
Home Mortgage RB
Series 2007G
1.75%, 07/03/08 (a)(c)(d)	12,075	12,075

12 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Home Mortgage RB
Series 2007G & J
1.70%, 07/03/08 (a)(c)(d)	21,040	21,040
Home Mortgage RB
Series 2007K
1.70%, 07/01/08 (a)(c)	14,000	14,000
1.70%, 07/01/08 (a)(c)	5,000	5,000
Home Mortgage RB
Series 2008C
1.90%, 07/01/08 (a)(b)	44,000	44,000
Home Mortgage RB
Series 2008D
2.45%, 07/01/08 (a)(c)	11,885	11,885
Home Mortgage RB
Series 2008E
2.45%, 07/01/08 (a)(c)	64,755	64,755
Home Mortgage RB
Series 2008F
2.45%, 07/01/08 (a)(c)	23,500	23,500
Home Mortgage RB
Series 2008K
1.58%, 07/03/08 (a)(c)(d)	10,600	10,600
Home Mortgage RB
Series J
1.85%, 07/02/08 (a)(c)(d)	12,675	12,675
M/F Housing RB III
Series 2001G
1.50%, 07/02/08 (a)(c)	20,060	20,060
M/F Housing RB III
Series 2005E
5.12%, 07/02/08 (a)(b)(c)(d)	17,410	17,410
M/F Housing RB III
Series 2008B
2.45%, 07/01/08 (a)(c)	29,035	29,035
M/F Housing RB III
Series B
2.45%, 07/01/08 (a)(c)	23,655	23,655
2.45%, 07/01/08 (a)(c)	22,615	22,615
California Infrastructure & Economic Development Bank
IDRB (American-De Rosa Lamp Arts)
Series 1999
1.60%, 07/02/08 (a)(b)	4,950	4,950
IDRB (Fairmont Sign Co)
Series 2000A
1.72%, 07/03/08 (a)(b)	4,250	4,250
IDRB (Nelson Name Plate Co)
Series 1999
1.52%, 07/01/08 (a)(b)	2,150	2,150
RB (Bay Area Toll Bridges Seismic Retrofit)
Series 2003A
1.53%, 07/03/08 (a)(b)(c)(d)	37,185	37,185
1.57%, 07/03/08 (a)(b)(c)(d)	5,563	5,563
RB (California Independent System Operator Corp)
Series 2004A
7.48%, 07/02/08 (a)(b)(c)	50	50
RB (California Independent System Operator Corp)
Series 2004B
6.75%, 07/02/08 (a)(b)(c)	35	35
RB (Sage Hill School)
Series 2008
1.52%, 07/03/08 (a)(b)	9,500	9,500
RB (SRI International)
Series 2003A
1.30%, 07/03/08 (a)(b)	2,350	2,350
RB (The J. Paul Getty Trust)
Series 2003B
1.90%, 07/01/08 (a)	700	700
RB (The J. Paul Getty Trust)
Series 2003D
1.45%, 07/01/08 (a)	300	300
RB (The RAND Corp)
Series 2008A
1.35%, 07/02/08 (a)(b)	5,500	5,500
RB (The RAND Corporation)
Series 2008B
2.30%, 07/01/08 (a)(b)	45,000	45,000
Refunding RB (The J. Paul Getty Trust)
Series 2007A1
1.70%, 04/01/09	14,000	14,000
Refunding RB (The J. Paul Getty Trust)
Series 2007A3
1.70%, 04/01/09	12,100	12,100
California Municipal Finance Auth
RB (Republic Services Inc)
Series 2008A
1.50%, 07/03/08 (a)(b)	31,000	31,000
Solid Waste Disposal RB (Waste Management Inc)
Series 2008A
1.50%, 07/03/08 (a)(b)	8,900	8,900
California Pollution Control Financing Auth
Pollution Control Refunding RB (Pacific Gas & Electric Co)
Series 1996E
1.50%, 07/01/08 (a)(b)	42,400	42,400
RB (Garaventa Enterprises Inc)
Series 2008A
1.70%, 07/02/08 (a)(b)	16,150	16,150
Refunding RB (BP West Coast Products)
Series 2008
1.60%, 07/01/08 (a)	14,600	14,600
Refunding RB (Pacific Gas & Electric Co)
Series 1996C
1.70%, 07/01/08 (a)(b)	19,500	19,500
Refunding RB (Pacific Gas & Electric Co)
Series 1997B
2.00%, 07/01/08 (a)(b)	58,810	58,810
Resource Recovery RB (Sanger)
Series 1990A
1.55%, 07/02/08 (a)(b)	19,200	19,200
Resource Recovery RB (Wadham Energy)
Series 1987B
1.65%, 07/02/08 (a)(b)	1,500	1,500
Solid Waste Disposal RB (Ag Resources III)
Series 2004
1.70%, 07/02/08 (a)(b)	5,570	5,570
Solid Waste Disposal RB (Agrifab)
Series 2003
1.70%, 07/02/08 (a)(b)	5,800	5,800
Solid Waste Disposal RB (Alameda Cnty Industries)
Series 2000A
1.70%, 07/02/08 (a)(b)	2,110	2,110
Solid Waste Disposal RB (Athens Disposal Co)
Series 1995A
1.70%, 07/02/08 (a)(b)	7,500	7,500

See financial notes 13

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Solid Waste Disposal RB (Athens Disposal Co)
Series 1999A
1.70%, 07/02/08 (a)(b)	3,685	3,685
Solid Waste Disposal RB (Athens Services)
Series 2001A
1.70%, 07/02/08 (a)(b)	2,895	2,895
Solid Waste Disposal RB (Athens Services)
Series 2006A
1.70%, 07/02/08 (a)(b)	20,565	20,565
Solid Waste Disposal RB (Atlas Disposal Industries)
Series 1999A
1.70%, 07/02/08 (a)(b)	5,400	5,400
Solid Waste Disposal RB (AVI-PGS)
Series 2008A
1.70%, 07/02/08 (a)(b)	2,815	2,815
Solid Waste Disposal RB (BLT Enterprises of Fremont)
Series 2005A
1.75%, 07/02/08 (a)(b)	14,275	14,275
Solid Waste Disposal RB (BLT Enterprises of Sacramento)
Series 1999A
1.70%, 07/02/08 (a)(b)	6,995	6,995
Solid Waste Disposal RB (Blue Line Transfer)
Series 1999A
1.70%, 07/02/08 (a)(b)	3,680	3,680
Solid Waste Disposal RB (Blue Line Transfer)
Series 2001A
1.70%, 07/02/08 (a)(b)	3,500	3,500
Solid Waste Disposal RB (Browning-Ferris Industries of California)
Series 1997A
1.40%, 07/02/08 (a)(b)	15,400	15,400
Solid Waste Disposal RB (Burrtec Waste & Recycling Services LLC)
Series 2006A
1.68%, 07/02/08 (a)(b)	17,845	17,845
Solid Waste Disposal RB (Burrtec Waste Group)
Series 2004
1.68%, 07/02/08 (a)(b)	9,920	9,920
Solid Waste Disposal RB (Burrtec Waste Group)
Series 2006A
1.68%, 07/02/08 (a)(b)	18,445	18,445
Solid Waste Disposal RB (Burrtec Waste Industries Inc)
Series 2000A
1.68%, 07/02/08 (a)(b)	4,705	4,705
Solid Waste Disposal RB (Burrtec Waste Industries Inc)
Series 2002A
1.68%, 07/02/08 (a)(b)	9,900	9,900
Solid Waste Disposal RB (Burrtec Waste Industries)
Series 1997B
1.68%, 07/02/08 (a)(b)	4,600	4,600
Solid Waste Disposal RB (California Waste Solutions)
Series 2002A
1.70%, 07/02/08 (a)(b)	8,145	8,145
Solid Waste Disposal RB (California Waste Solutions)
Series 2004A
1.70%, 07/02/08 (a)(b)	5,865	5,865
Solid Waste Disposal RB (California Waste Solutions)
Series 2007A
1.70%, 07/02/08 (a)(b)	25,905	25,905
Solid Waste Disposal RB (Cedar Avenue Recycling & Transfer Station)
Series 2003A
1.70%, 07/02/08 (a)(b)	2,500	2,500
Solid Waste Disposal RB (Cold Canyon Landfill)
Series 1998A
1.67%, 07/02/08 (a)(b)	5,845	5,845
Solid Waste Disposal RB (Contra Costa Waste Service)
Series 1995A
1.70%, 07/02/08 (a)(b)	2,425	2,425
Solid Waste Disposal RB (CR&R Inc)
Series 1995A
1.73%, 07/02/08 (a)(b)	3,160	3,160
Solid Waste Disposal RB (CR&R Inc)
Series 2000A
1.73%, 07/02/08 (a)(b)	2,610	2,610
Solid Waste Disposal RB (CR&R Inc)
Series 2002A
1.73%, 07/02/08 (a)(b)	3,400	3,400
Solid Waste Disposal RB (CR&R Inc)
Series 2006A
1.73%, 07/02/08 (a)(b)	7,840	7,840
Solid Waste Disposal RB (CR&R Inc)
Series 2007A
1.73%, 07/02/08 (a)(b)	10,305	10,305
Solid Waste Disposal RB (Desert Properties LLC)
Series 2006B
1.73%, 07/02/08 (a)(b)	2,245	2,245
Solid Waste Disposal RB (EDCO Disposal Corp)
Series 1996A
1.68%, 07/02/08 (a)(b)	9,455	9,455
Solid Waste Disposal RB (EDCO Disposal Corp)
Series 2004A
1.68%, 07/02/08 (a)(b)	20,680	20,680
Solid Waste Disposal RB (EDCO Disposal Corp)
Series 2007A
1.68%, 07/02/08 (a)(b)	15,980	15,980
Solid Waste Disposal RB (Escondido Disposal/Jemco Equipment Corp)
Series 1998A
1.68%, 07/02/08 (a)(b)	7,600	7,600
Solid Waste Disposal RB (Garaventa Enterprises Inc)
Series 2006A
1.70%, 07/02/08 (a)(b)	8,970	8,970
Solid Waste Disposal RB (Garden City Sanitation Inc)
Series 2007A
1.75%, 07/02/08 (a)(b)	7,355	7,355
Solid Waste Disposal RB (Greenteam of San Jose)
Series 1997A
1.67%, 07/02/08 (a)(b)	800	800
Solid Waste Disposal RB (Greenteam of San Jose)
Series 2001A
1.67%, 07/02/08 (a)(b)	8,640	8,640
Solid Waste Disposal RB (Greenwaste of Tehama)
Series 1999A
1.67%, 07/02/08 (a)(b)	580	580
Solid Waste Disposal RB (GreenWaste Recovery Inc)
Series 2006A
1.75%, 07/02/08 (a)(b)	2,540	2,540
Solid Waste Disposal RB (GreenWaste Recovery Inc)
Series 2007A
1.75%, 07/02/08 (a)(b)	9,665	9,665
Solid Waste Disposal RB (Madera Disposal Systems Inc)
Series 1998A
1.67%, 07/02/08 (a)(b)	1,800	1,800

14 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Solid Waste Disposal RB (MarBorg Industries)
Series 2000A
1.70%, 07/02/08 (a)(b)	3,045	3,045
Solid Waste Disposal RB (MarBorg Industries)
Series 2002
1.70%, 07/02/08 (a)(b)	3,710	3,710
Solid Waste Disposal RB (MarBorg Industries)
Series 2004A
1.70%, 07/02/08 (a)(b)	4,945	4,945
Solid Waste Disposal RB (Marin Sanitary Service)
Series 2006A
1.75%, 07/02/08 (a)(b)	3,610	3,610
Solid Waste Disposal RB (Mid-Valley Disposal)
Series 2006A
1.75%, 07/02/08 (a)(b)	3,560	3,560
Solid Waste Disposal RB (Mill Valley Refuse Service Inc)
Series 2003A
1.70%, 07/02/08 (a)(b)	1,935	1,935
Solid Waste Disposal RB (Mottra Corp)
Series 2002A
1.75%, 07/02/08 (a)(b)	1,610	1,610
Solid Waste Disposal RB (Napa Recycling & Waste Services)
Series 2005A
1.75%, 07/02/08 (a)(b)	4,220	4,220
Solid Waste Disposal RB (Northern Recycling & Waste Services LLC)
Series 2007A
1.75%, 07/02/08 (a)(b)	3,440	3,440
Solid Waste Disposal RB (Orange Ave Disposal Co)
Series 2002A
1.70%, 07/02/08 (a)(b)	5,610	5,610
Solid Waste Disposal RB (Placer Cnty Eastern Regional Sanitary Landfill Inc)
Series 2003A
1.70%, 07/02/08 (a)(b)	4,175	4,175
Solid Waste Disposal RB (Rainbow Disposal Company Inc)
Series 2006A
1.75%, 07/02/08 (a)(b)	8,910	8,910
Solid Waste Disposal RB (Ratto Group of Companies)
Series 2001A
1.70%, 07/02/08 (a)(b)	2,910	2,910
Solid Waste Disposal RB (Sanco Services)
Series 2002A
1.68%, 07/02/08 (a)(b)	5,360	5,360
Solid Waste Disposal RB (Santa Clara Valley Industries)
Series 1998A
1.75%, 07/02/08 (a)(b)	1,015	1,015
Solid Waste Disposal RB (Solag Disposal)
Series 1997A
1.73%, 07/02/08 (a)(b)	2,135	2,135
Solid Waste Disposal RB (South Tahoe Refuse Co)
Series 2008A
1.75%, 07/03/08 (a)(b)	5,540	5,540
Solid Waste Disposal RB (Specialty Solid Waste & Recycling)
Series 2001A
1.75%, 07/02/08 (a)(b)	100	100
Solid Waste Disposal RB (Talco Plastics)
Series 1997A
1.60%, 07/02/08 (a)(b)	2,975	2,975
Solid Waste Disposal RB (The Ratto Group of Companies Inc)
Series 2007A
1.75%, 07/02/08 (a)(b)	27,600	27,600
Solid Waste Disposal RB (Valley Vista Services Inc)
Series 2003A
1.75%, 07/02/08 (a)(b)	3,045	3,045
Solid Waste Disposal RB (Valley Vista Services Inc)
Series 2007A
1.75%, 07/02/08 (a)(b)	2,920	2,920
Solid Waste Disposal RB (West Valley MRF)
Series 1997A
1.75%, 07/02/08 (a)(b)	1,685	1,685
Solid Waste Disposal RB (Zanker Road Landfill)
Series 1999C
1.75%, 07/02/08 (a)(b)	3,535	3,535
California Public Works Board
Lease Refunding RB (Univ of California)
Series 2007A
1.54%, 07/03/08 (a)(b)(c)(d)	8,920	8,920
1.59%, 07/03/08 (a)(b)(c)(d)	23,624	23,624
Lease Refunding RB (Univ of California)
Series 2007C
1.54%, 07/03/08 (a)(b)(c)(d)	11,265	11,265
California School Cash Reserve Program Auth
COP (2008-2009 TRANS)
Series A
1.65%, 07/06/09 (b)	52,000	52,703
California State Univ
Systemwide RB
Series 2007A
1.53%, 07/03/08 (a)(b)(c)(d)	6,690	6,690
1.54%, 07/03/08 (a)(b)(c)(d)	24,750	24,750
California State Univ Institute
TECP
Series A
1.55%, 09/02/08 (b)	25,132	25,132
1.58%, 10/01/08 (b)	7,908	7,908
California Statewide Communities Development Auth
COP (Sutter Health)
Series 1999E
1.74%, 07/02/08 (a)(b)(c)(d)	5,000	5,000
COP (Sutter Health)
Series 2004
3.02%, 07/03/08 (a)(b)(c)(d)	27,422	27,422
Health Facility RB (Catholic Healthcare West)
Series 2008F
1.28%, 07/02/08 (a)(b)	5,000	5,000
Health Facility RB (Catholic Healthcare West)
Series 2008G
1.28%, 07/02/08 (a)(b)	5,000	5,000
IDRB (Integrated Rolling Co)
Series 1999A
1.52%, 07/01/08 (a)(b)	100	100
Insured RB (St. Joseph Health System)
Series 2007D
1.62%, 07/03/08 (a)(b)(c)(d)	12,045	12,045
Insured Refunding RB (Univ Retirement Community at Davis)
Series 2003
1.50%, 07/01/08 (a)(b)	8,745	8,745
M/F Housing RB (Agave at Elk Grove Apts)
Series 2003DD
1.53%, 07/03/08 (a)(b)	15,100	15,100
M/F Housing RB (Bay Vista at MeadowPark Apts)
Series 2003NN1
1.53%, 07/03/08 (a)(b)	14,600	14,600

See financial notes 15

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

M/F Housing RB (Campus Pointe Apts)
Series 2008J
1.60%, 07/03/08 (a)(b)	7,550	7,550
M/F Housing RB (Creekside at MeadowPark Apts)
Series 2002HH
1.53%, 07/03/08 (a)(b)	9,695	9,695
M/F Housing RB (Cypress Villa Apts)
Series 2000F
1.53%, 07/03/08 (a)(b)	4,725	4,725
M/F Housing RB (Dublin Ranch Sr Apts)
Series 2003OO
1.53%, 07/03/08 (a)(b)	15,090	15,090
M/F Housing RB (Dublin Ranch Sr Apts)
Series 2006G
1.53%, 07/03/08 (a)(b)	5,010	5,010
M/F Housing RB (Emerald Gardens Apts)
Series 2000E
1.53%, 07/03/08 (a)(b)	7,320	7,320
M/F Housing RB (Fairway Family Apts)
Series 2003PP
1.53%, 07/03/08 (a)(b)	30,000	30,000
M/F Housing RB (Fairway Family Apts)
Series 2006H
1.53%, 07/03/08 (a)(b)	7,000	7,000
M/F Housing RB (Heritage Oaks Apts)
Series 2004YY
1.53%, 07/03/08 (a)(b)	6,900	6,900
M/F Housing RB (Heritage Park Apts)
Series 2008C
1.53%, 07/03/08 (a)(b)	9,000	9,000
M/F Housing RB (Kimberly Woods Apts)
Series 1995B
1.54%, 07/02/08 (a)(b)	13,400	13,400
M/F Housing RB (Laurel Park Sr Apts)
Series 2002H
1.70%, 07/03/08 (a)(b)	5,500	5,500
M/F Housing RB (Los Padres Apts)
Series 2003E
1.53%, 07/03/08 (a)(b)	10,750	10,750
M/F Housing RB (Marlin Cove Apts)
Series 2000V
1.53%, 07/03/08 (a)(b)	6,000	6,000
M/F Housing RB (Oak Center Towers)
Series 2005L
1.53%, 07/03/08 (a)(b)	3,820	3,820
M/F Housing RB (Oakmont of Concord)
Series 2002Q
1.53%, 07/03/08 (a)(b)	25,000	25,000
M/F Housing RB (Park David Sr Apts)
Series 1999D
1.53%, 07/03/08 (a)(b)	8,220	8,220
M/F Housing RB (Plaza Club Apts)
Series 1997A
1.58%, 07/03/08 (a)(b)	14,790	14,790
M/F Housing RB (Rancho Santa Fe Village Apts)
Series 2004EE
1.45%, 07/03/08 (a)(b)	12,300	12,300
M/F Housing RB (Sagewood At Stonebridge Estates)
Series 2005CC
1.53%, 07/03/08 (a)(b)	9,100	9,100
M/F Housing RB (The Belmont)
Series 2005F
1.53%, 07/03/08 (a)(b)	10,500	10,500
M/F Housing RB (Valley Palms Apts)
Series 2002C
1.53%, 07/03/08 (a)(b)	12,000	12,000
M/F Housing RB (Villas at Hamilton Apts)
Series 2001HH
1.53%, 07/03/08 (a)(b)	11,440	11,440
M/F Housing RB (Wilshire Court Apts)
Series 2004AAA
1.53%, 07/03/08 (a)(b)	15,000	15,000
M/F Housing RB (Woodsong Apts)
Series 1997B
1.80%, 07/03/08 (a)(b)	3,127	3,127
M/F Housing RB (Wyndover Apts)
Series 2004LL
1.53%, 07/03/08 (a)(b)	17,450	17,450
M/F Housing Refunding RB (Arbor Ridge Apts)
Series 2008B
1.65%, 07/03/08 (a)(b)	9,500	9,500
M/F Housing Refunding RB (Brandon Place Apts)
Series 2006D
1.53%, 07/03/08 (a)(b)	6,070	6,070
M/F Housing Refunding RB (Crystal View Apts)
Series 2004A
1.53%, 07/03/08 (a)(b)	7,075	7,075
M/F Housing Refunding RB (Irvine Apartment Communities)
Series 2008C2 & 2008C3
1.65%, 07/03/08 (a)(b)(c)(d)	20,000	20,000
RB (Elder Care Alliance)
Series 2000
1.47%, 07/02/08 (a)(b)	12,560	12,560
RB (Gemological Institute)
Series 2001
5.00%, 07/03/08 (a)(b)(c)	100	100
RB (John Muir Health)
Series 2008B
1.50%, 07/03/08 (a)(b)	15,000	15,000
RB (John Muir Health)
Series 2008C
1.90%, 07/01/08 (a)(b)	6,200	6,200
RB (Kaiser Permanente)
Series 2002B
1.33%, 07/02/08 (a)	67,115	67,115
RB (Kaiser Permanente)
Series 2003A
1.33%, 07/02/08 (a)	30,300	30,300
RB (Kaiser Permanente)
Series 2004K
1.43%, 08/05/08	14,000	14,000
1.37%, 08/07/08	14,000	14,000
1.48%, 09/03/08	11,000	11,000
1.53%, 10/08/08	30,000	30,000
RB (Kaiser Permanente)
Series 2004M
1.33%, 07/02/08 (a)	14,700	14,700
RB (Kaiser Permanente)
Series 2006D
1.43%, 08/05/08	21,500	21,500
1.48%, 09/03/08	20,000	20,000
RB (Kaiser Permanente)
Series 2007B
1.53%, 07/03/08 (a)(b)(c)(d)	12,775	12,775

16 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Kaiser Permanente)
Series 2008A
1.26%, 07/02/08 (a)	18,000	18,000
RB (Painted Turtle)
Series 2003
1.50%, 07/03/08 (a)(b)	10,000	10,000
RB (Redlands Community Hospital)
Series 2005B
1.20%, 07/03/08 (a)(b)	15,000	15,000
RB (Sutter Health)
Series 2003A
1.85%, 07/03/08 (a)(b)(c)(d)	14,850	14,850
2.02%, 07/03/08 (a)(b)(c)(d)	10,645	10,645
RB (Sutter Health)
Series 2003B
1.85%, 07/03/08 (a)(b)(c)(d)	47,430	47,430
RB (Sutter Health)
Series 2008B &
Series 2008C
1.52%, 07/03/08 (a)(c)(d)	21,635	21,635
RB (Univ Retirement Community at Davis)
Series 2008
1.50%, 07/01/08 (a)(b)	3,600	3,600
Refunding RB (St. Joseph Health System)
Series 2008B
1.25%, 07/03/08 (a)	43,000	43,000
TRAN Program Note Participations
Series 2008A1
1.80%, 06/30/09 (b)	132,000	133,551
TRAN Program Note Participations
Series 2008A2
1.64%, 06/30/09	25,605	25,947
TRAN Program Note Participations
Series 2008A3
1.64%, 06/30/09	53,000	53,707
TRAN Program Note Participations
Series 2008A4
1.64%, 06/30/09	20,000	20,267
Carlsbad
M/F Housing Refunding RB (Santa Fe Ranch Apts)
Series 1993A
1.63%, 07/03/08 (a)(b)	14,500	14,500
Castaic Lake Water Agency
Refunding Revenue COP
Series 2008A
1.28%, 07/02/08 (a)(b)	4,600	4,600
Central Basin Municipal Water District
Refunding Revenue COP (2007 Project)
Series 2008B
1.28%, 07/02/08 (a)(b)	3,400	3,400
Chaffey Community College District
GO Bonds (Election of 2002)
Series 2007C
2.02%, 07/03/08 (a)(b)(c)(d)	4,300	4,300
Chino Basin Regional Financing Auth
Refunding RB (Inland Empire Utilities Agency)
Series 2008B
1.28%, 07/02/08 (a)(b)	7,925	7,925
Coast Community College District
GO Bonds (Election of 2002)
Series 2006B
1.55%, 07/03/08 (a)(b)(c)(d)	3,455	3,455
GO Bonds (Election of 2002)
Series 2006C
1.58%, 07/03/08 (a)(b)(c)(d)	3,548	3,548
Contra Costa Cnty
M/F Mortgage RB (El Cerrito Royale)
Series 1987A
1.50%, 07/03/08 (a)(b)	2,480	2,480
TRAN
Series A
3.27%, 12/05/08	50,000	50,151
3.28%, 12/05/08	65,000	65,195
Contra Costa Community College District
GO Bonds (Election of 2002)
Series 2004
1.90%, 07/03/08 (a)(b)(c)(d)	5,200	5,200
Contra Costa Water District
Water Refunding RB
Series K
1.56%, 07/03/08 (a)(b)(c)(d)	2,725	2,725
Desert Community College District
GO Bonds (Election of 2004)
Series 2007C
1.55%, 07/03/08 (a)(b)(c)(d)	17,000	17,000
1.62%, 07/03/08 (a)(b)(c)(d)	2,500	2,500
Diamond Bar Public Financing Auth
Lease RB (Community/Sr Center)
Series 2002A
1.60%, 07/02/08 (a)(b)	3,780	3,780
East Bay Municipal Utility District
Wastewater System Subordinated RB
Series 2007A
1.54%, 07/03/08 (a)(b)(c)(d)	6,600	6,600
Wastewater System Subordinated Refunding RB
Series 2008A
1.25%, 07/03/08 (a)(c)	5,000	5,000
Wastewater System Subordinated Refunding RB
Series 2008C
1.29%, 07/02/08 (a)(c)	11,735	11,735
Water System & Wastewater TECP
1.50%, 08/20/08 (c)	40,000	40,000
1.48%, 09/08/08 (c)	40,200	40,200
1.50%, 09/09/08 (c)	4,000	4,000
Water System Subordinated RB
Series 2005A
1.76%, 07/03/08 (a)(b)(c)(d)	11,375	11,375
Water System Subordinated RB
Series 2007A
1.51%, 07/03/08 (a)(b)(c)(d)	11,605	11,605
1.54%, 07/03/08 (a)(b)(c)(d)	66,000	66,000
Water System Subordinated Refunding RB
Series 2008A1
1.05%, 07/02/08 (a)(c)	55,460	55,460
Water System Subordinated Refunding RB
Series 2008A2
1.25%, 07/02/08 (a)(c)	9,970	9,970
Water System Subordinated Refunding RB
Series 2008C1
1.23%, 07/02/08 (a)(c)	17,390	17,390
Water System Subordinated Refunding RB
Series 2008C2
1.25%, 07/02/08 (a)(c)	9,935	9,935

See financial notes 17

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Water System Subordinated Refunding RB
Series 2008C4
1.29%, 07/02/08 (a)(c)	11,940	11,940
Water System Subordinated Refunding RB
Series 2008C5
1.05%, 07/02/08 (a)(c)	12,445	12,445
Water System Subordinated Refunding RB
Series 2008C6
1.05%, 07/02/08 (a)(c)	31,710	31,710
Eastern Municipal Water District
Water & Sewer Revenue COP
Series 2008B
1.50%, 07/03/08 (a)(c)	10,600	10,600
El Cajon Redevelopment Agency
M/F Housing RB (Park-Mollison & Madison Apts)
Series 1998
1.58%, 07/03/08 (a)(b)	4,700	4,700
El Camino Hospital District
GO Bonds
Series 2006
1.53%, 07/03/08 (a)(b)(c)(d)	8,035	8,035
1.55%, 07/03/08 (a)(b)(c)(d)	2,995	2,995
Elk Grove Finance Auth
Special Tax RB
Series 2005
1.55%, 07/03/08 (a)(b)(c)(d)	2,025	2,025
Elk Grove USD
Community Facilities District No.1 Special Tax Bonds (Election of 1998)
Series 2005
1.53%, 07/03/08 (a)(b)(c)(d)	16,970	16,970
Elsinore Valley Muni Water District
COP
Series 2007A
3.62%, 08/07/08 (b)(c)(d)	12,975	12,975
Emeryville Redevelopment Agency
M/F Housing RB (Bay St Apts)
Series 2002A
1.59%, 07/03/08 (a)(b)	87,715	87,715
Escondido
M/F Housing RB (Via Roble Apts)
Series 2003A
1.53%, 07/03/08 (a)(b)	6,900	6,900
Fontana USD
GO Bonds (Election of 2006)
Series B
1.58%, 07/03/08 (a)(b)(c)(d)	5,000	5,000
Foothill-DeAnza Community College District
GO Bonds (Election of 1999)
Series B
1.55%, 07/03/08 (a)(b)(c)(d)	11,880	11,880
GO Bonds (Election of 1999)
Series C
1.57%, 07/03/08 (a)(b)(c)(d)	19,955	19,955
GO Bonds (Election of 2006)
Series A
1.55%, 07/03/08 (a)(b)(c)(d)	7,515	7,515
GO Bonds
Series A
1.84%, 07/02/08 (a)(c)(d)	9,950	9,950
Fresno IDA
IDRB (Keiser Corp)
Series 1997
1.60%, 07/02/08 (a)(b)	1,065	1,065
Glendale
Water RB
Series 2008
1.55%, 07/03/08 (a)(b)(c)(d)	2,950	2,950
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds
Series 2005A
1.53%, 07/03/08 (a)(b)(c)(d)	33,940	33,940
1.53%, 07/03/08 (a)(b)(c)(d)	44,565	44,565
1.54%, 07/03/08 (a)(b)(c)(d)	19,805	19,805
1.55%, 07/03/08 (a)(b)(c)(d)	6,265	6,265
1.58%, 07/03/08 (a)(b)(c)(d)	5,000	5,000
1.58%, 07/03/08 (a)(b)(c)(d)	6,420	6,420
Tobacco Settlement Asset-Backed Bonds
Series 2003A1
1.59%, 07/02/08 (a)(c)(d)	40,370	40,370
Golden Valley USD
GO Bonds (Election of 1999)
Series D
1.56%, 07/03/08 (a)(b)(c)(d)	8,447	8,447
Golden West Schools Financing Auth
GO RB (Beverly Hills USD)
Series 2005
1.56%, 07/03/08 (a)(b)(c)(d)	17,615	17,615
Hacienda La Puente USD Facilities Financing Auth
RB
Series 2007
1.74%, 07/02/08 (a)(b)(c)(d)	10,905	10,905
Hayward
M/F Housing RB (Lord Tennyson Apts)
Series 2005A
1.45%, 07/03/08 (a)(b)	13,915	13,915
M/F Housing RB (Shorewood Apts)
Series 1984A
1.40%, 07/03/08 (a)(b)	10,900	10,900
Hayward Housing Auth
M/F Mortgage Refunding RB (Huntwood Terrace Apts)
Series 1993A
1.32%, 07/02/08 (a)(b)	5,055	5,055
Hercules Public Financing Auth
Lease RB
Series 2003A
1.50%, 07/03/08 (a)(b)	6,755	6,755
Huntington Beach
M/F Housing RB (Five Points Srs)
Series 1991A
1.58%, 07/03/08 (a)(b)	9,500	9,500
Huntington Park Redevelopment Agency
M/F Housing RB (Casa Rita Apts)
Series 1994A
1.58%, 07/03/08 (a)(b)	4,600	4,600
Inglewood USD
GO Bonds (1998 Election)
Series 2006D
1.51%, 07/03/08 (a)(b)(c)(d)	14,995	14,995
Irvine
Lease RB (Capital Improvement)
Series 1985
1.31%, 07/03/08 (a)(b)	1,575	1,575

18 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Irvine Assessment District
Limited Obligation Improvement Bonds (Assessment District No. 03-19)
Series B
2.30%, 07/01/08 (a)(b)	1,767	1,767
Limited Obligation Improvement Bonds (Assessment District No. 04-20)
Series A
1.60%, 07/01/08 (a)(b)	1,390	1,390
Limited Obligation Improvement Bonds (Assessment District No. 05-21)
Series A
2.30%, 07/01/08 (a)(b)	1,100	1,100
Limited Obligation Improvement Bonds (Assessment District No. 87-8)
Series 1999
1.60%, 07/01/08 (a)(b)	600	600
Limited Obligation Improvement Bonds (Assessment District No. 93-14)
Series 2000
2.14%, 07/01/08 (a)(b)	1,057	1,057
Irvine Ranch Water District
Consolidated
Series 1995 GO Bonds (Improvement Districts No. 140, 240, 105, & 250)
2.14%, 07/01/08 (a)(b)	3,600	3,600
Irwindale Community Redevelopment Agency
Tax Allocation Refunding Parity Bonds (City Industrial Development)
Series 2006
1.53%, 07/03/08 (a)(b)(c)(d)	20,225	20,225
Kern Cnty
2008-09 TRAN
1.60%, 06/30/09	47,000	47,646
Kern Community College Safety, Repair & Improvement District
GO Bonds (Election of 2002)
Series 2006
1.53%, 07/03/08 (a)(b)(c)(d)	17,130	17,130
Long Beach
Harbor RB
Series 2002B
2.69%, 07/02/08 (a)(b)(c)(d)	16,195	16,195
Harbor Refunding RB
Series 1998A
1.55%, 07/03/08 (a)(b)(c)(d)	6,570	6,570
Harbor Refunding RB
Series 2005A
2.69%, 07/02/08 (a)(b)(c)(d)	25,310	25,310
Harbor TECP
Series A
2.03%, 07/09/08 (c)	31,400	31,400
Los Angeles
GO Bonds
Series 2005A
1.62%, 07/03/08 (a)(b)(c)(d)	4,601	4,601
GO Refunding Bonds
Series 1998A
4.00%, 07/03/08 (a)(b)(c)(d)	4,150	4,150
M/F Housing RB (Beverly Park Apts)
Series 1988A
1.53%, 07/03/08 (a)(b)	15,500	15,500
M/F Housing RB (Fountain Park Phase II)
Series 2000B
1.35%, 07/03/08 (a)(b)	20,515	20,515
M/F Housing RB (Fountain Park)
Series 1999P
1.35%, 07/03/08 (a)(b)	9,800	9,800
M/F Housing RB
Series 1985K
1.35%, 07/01/08 (a)(b)	752	752
Wastewater System Refunding RB
Series 2002A
1.53%, 07/03/08 (a)(b)(c)(d)	7,765	7,765
4.00%, 07/03/08 (a)(b)(c)(d)	16,445	16,445
Wastewater System Refunding RB
Series 2005A
2.05%, 07/03/08 (a)(b)(c)(d)	5,730	5,730
Wastewater System Subordinate Refunding RB
Series 2008B
1.45%, 07/03/08 (a)(b)	12,200	12,200
Wastewater System Subordinate Refunding RB
Series 2008C
1.55%, 07/03/08 (a)(b)	2,500	2,500
Wastewater System Subordinate Refunding RB
Series 2008D
1.27%, 07/03/08 (a)(b)	4,000	4,000
Wastewater System Subordinate Refunding RB
Series 2008F2
1.35%, 07/03/08 (a)(b)	5,000	5,000
Los Angeles Cnty
2008-09 TRAN
Series A
1.58%, 06/30/09	45,000	45,627
Los Angeles Cnty Metropolitan Transportation Auth
Second Subordinate Sales Tax Revenue CP
Series A
1.45%, 07/07/08 (b)	7,000	7,000
1.60%, 08/12/08 (b)	4,500	4,500
1.55%, 09/04/08 (b)	36,650	36,650
Los Angeles Cnty Sanitation Districts Financing Auth
Capital Projects RB
Series 2005B
1.57%, 07/03/08 (a)(b)(c)(d)	4,000	4,000
Los Angeles Community College District
GO Bonds (2001 Election)
Series 2007A
1.62%, 07/03/08 (a)(b)(c)(d)	3,500	3,500
GO Bonds (2003 Election)
Series 2006E
1.58%, 07/03/08 (a)(b)(c)(d)	5,385	5,385
Los Angeles Community Redevelopment Agency
M/F Housing RB (Wilshire Station Apts)
Series 2003A
2.45%, 07/01/08 (a)(b)	4,000	4,000
Los Angeles Department of Airports
CP Notes (Los Angeles International Airport)
Series A&B
1.40%, 07/16/08 (b)	5,000	5,000
1.50%, 09/09/08 (b)	26,600	26,600
1.55%, 09/09/08 (b)	14,000	14,000
1.50%, 09/10/08 (b)	10,400	10,400
1.53%, 09/10/08 (b)	6,700	6,700

See financial notes 19

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Los Angeles Department of Water & Power
Power Supply RB
Series 2005A1
1.55%, 07/03/08 (a)(b)(c)(d)	6,000	6,000
Power System RB
Series 2001A1
1.53%, 07/03/08 (a)(c)(d)	7,120	7,120
1.58%, 07/03/08 (a)(b)(c)(d)	15,000	15,000
1.60%, 07/03/08 (a)(b)(c)(d)	24,750	24,750
Power System RB
Series 2001B3
1.65%, 07/01/08 (a)(c)	6,000	6,000
Power System RB
Series 2005A1
1.53%, 07/03/08 (a)(b)(c)(d)	8,115	8,115
Power System RB
Series 2005A2
1.62%, 07/03/08 (a)(b)(c)(d)	19,500	19,500
Power System RB
Series 2007A2
2.05%, 07/03/08 (a)(b)(c)(d)	23,000	23,000
Power System Revenue CP Notes
1.95%, 08/06/08 (c)	47,500	47,500
1.63%, 10/06/08 (c)	25,000	25,000
Water System RB
Series 2001A
1.76%, 07/03/08 (a)(b)(c)(d)	14,600	14,600
6.00%, 07/03/08 (a)(b)(c)(d)	13,555	13,555
Water System RB
Series 2003A
1.58%, 07/03/08 (a)(b)(c)(d)	32,500	32,500
Water System RB
Series 2006A1
1.54%, 07/03/08 (a)(b)(c)(d)	25,000	25,000
Water System RB
Series 2006A2
1.76%, 07/03/08 (a)(b)(c)(d)	13,305	13,305
Los Angeles Harbor
RB
Series 2006D
1.58%, 07/03/08 (a)(b)(c)(d)	7,390	7,390
Refunding RB
Series 2006B
1.57%, 07/03/08 (a)(b)(c)(d)	13,650	13,650
Los Angeles Municipal Improvement Corp
Lease Revenue TECP
Series A1
1.48%, 09/08/08 (b)	3,575	3,575
1.50%, 09/09/08 (b)	15,000	15,000
Los Angeles USD
GO Bonds (Election of 2002)
Series 2005C&E
1.58%, 07/03/08 (a)(b)(c)(d)	28,905	28,905
GO Bonds (Election of 2002)
Series 2007B
1.54%, 07/03/08 (a)(b)(c)(d)	12,050	12,050
1.75%, 07/03/08 (a)(b)(c)(d)	3,250	3,250
GO Bonds (Election of 2004)
Series 2004H
1.54%, 07/03/08 (a)(b)(c)(d)	24,750	24,750
GO Bonds (Election of 2004)
Series 2005E
1.76%, 07/03/08 (a)(b)(c)(d)	3,825	3,825
2.05%, 07/03/08 (a)(b)(c)(d)	3,400	3,400
GO Bonds (Election of 2004)
Series 2006F
3.74%, 07/17/08 (b)(c)(d)	16,155	16,155
GO Bonds (Election of 2004)
Series 2006G
2.05%, 07/03/08 (a)(b)(c)(d)	4,425	4,425
GO Bonds (Election of 2004)
Series 2007H
1.54%, 07/03/08 (a)(b)(c)(d)	6,600	6,600
1.55%, 07/03/08 (a)(b)(c)(d)	17,700	17,700
GO Bonds (Elections of 2004 & 2005)
Series 2005E & 2006C
2.02%, 07/03/08 (a)(b)(c)(d)	21,749	21,749
GO Refunding Bonds
Series 2007A1
1.56%, 07/03/08 (a)(b)(c)(d)	13,000	13,000
1.60%, 07/03/08 (a)(b)(c)(d)	20,600	20,600
1.62%, 07/03/08 (a)(b)(c)(d)	3,400	3,400
2.02%, 07/03/08 (a)(b)(c)(d)	11,400	11,400
2.05%, 07/03/08 (a)(b)(c)(d)	10,025	10,025
GO Refunding Bonds
Series 2007A2
1.53%, 07/03/08 (a)(b)(c)(d)	11,810	11,810
GO Refunding Bonds
Series A1
1.90%, 07/03/08 (a)(b)(c)(d)	11,695	11,695
TRAN
Series A
3.18%, 12/29/08	48,000	48,190
Madera Cnty
Lease RB (Madera Municipal Golf Course Refinancing)
Series 1993
1.40%, 07/03/08 (a)(b)	2,715	2,715
Martinez
M/F Housing Refunding RB (Muirwood Garden Apts)
Series 2003A
1.53%, 07/02/08 (a)(b)	6,800	6,800
Metropolitan Water District of Southern California
RB
Series 2000B4
1.26%, 07/02/08 (a)(c)	28,100	28,100
Modesto
Water Refunding Revenue COP
Series 2008A
1.35%, 07/03/08 (a)(b)(c)	5,500	5,500
Monterey Peninsula Community College District
GO Bonds (Election of 2002)
Series C
1.58%, 07/03/08 (a)(b)(c)(d)	2,071	2,071
Morgan Hill Redevelopment Agency
Tax Allocation Bonds (Ojo De Agua Redevelopment Area)
Series 2008A
1.36%, 07/03/08 (a)(b)	17,000	17,000
Napa Valley Community College District
GO Bonds (Election of 2002)
Series B
1.55%, 07/03/08 (a)(b)(c)(d)	4,515	4,515
Natomas USD
GO Bonds (Election of 2006)
Series 2007
1.58%, 07/03/08 (a)(b)(c)(d)	8,600	8,600

20 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Newport Beach
Refunding RB (Hoag Memorial Hospital Presbyterian)
Series 2008B
1.80%, 06/16/09	20,000	20,000
Refunding RB (Hoag Memorial Hospital Presbyterian)
Series 2008C
1.27%, 07/02/08 (a)	21,700	21,700
Refunding RB (Hoag Memorial Hospital Presbyterian)
Series 2008D
1.29%, 07/02/08 (a)(b)	11,000	11,000
Refunding RB (Hoag Memorial Hospital Presbyterian)
Series 2008F
1.29%, 07/02/08 (a)(b)	30,000	30,000
Newport-Mesa USD
GO Bonds (Election of 2005)
Series 2007
1.53%, 07/03/08 (a)(b)(c)(d)	31,425	31,425
Northern California Gas Auth No.1
Gas Project RB
Series 2007B
1.61%, 07/03/08 (a)(b)(c)(d)	44,423	44,422
1.82%, 07/03/08 (a)(b)(c)(d)	14,100	14,100
Northern California Power Agency
Refunding RB (Hydroelectric Project No. 1)
Series 2008A
1.28%, 07/02/08 (a)(b)	12,800	12,800
Norwalk-La Mirada USD
COP (2006 School Facility Bridge Funding Program)
1.80%, 07/03/08 (a)(b)(c)	4,100	4,100
Oceanside
M/F Mortgage RB (Riverview Springs Apts)
Series 1990A
1.58%, 07/03/08 (a)(b)	13,770	13,770
Ohlone Community College District
GO Bonds (Election of 2002)
Series B
1.56%, 07/03/08 (a)(b)(c)(d)	10,000	10,000
Orange Cnty
Apartment Development Refunding RB (Villas Aliento)
Series 1998E
1.35%, 07/03/08 (a)(b)	4,500	4,500
COP (Florence Crittenton Services)
Series 1990
1.25%, 07/02/08 (a)(b)	3,900	3,900
Orange Cnty Housing Auth
Apartment Development RB (Lantern Pines)
Series 1985CC
1.35%, 07/02/08 (a)(b)	1,010	1,010
Orange Cnty Local Transportation Auth
Sales Tax Revenue CP Notes
1.00%, 08/05/08 (b)	3,825	3,825
1.48%, 09/08/08 (b)	17,600	17,600
Orange Cnty Sanitation District
COP
Series 2003
2.02%, 07/03/08 (a)(b)(c)(d)	2,133	2,133
COP
Series 2007B
1.55%, 07/03/08 (a)(b)(c)(d)	6,995	6,995
1.56%, 07/03/08 (a)(b)(c)(d)	16,665	16,665
1.62%, 07/03/08 (a)(b)(c)(d)	7,808	7,808
Oxnard Financing Auth
Water Revenue Project Bonds
Series 2006
1.58%, 07/03/08 (a)(b)(c)(d)	20,715	20,715
Palm Springs USD
GO Bonds (Election of 2004)
Series A
1.57%, 07/03/08 (a)(b)(c)(d)	10,400	10,400
Palomar Pomerado Health
GO Bonds (Election of 2004)
Series 2007A
1.55%, 07/03/08 (a)(b)(c)(d)	9,890	9,890
1.75%, 07/03/08 (a)(b)(c)(d)	5,820	5,820
1.90%, 07/03/08 (a)(b)(c)(d)	10,450	10,450
2.01%, 07/03/08 (a)(b)(c)(d)	9,820	9,820
Paramount USD
GO Bonds (Election of 2006)
Series 2007
1.58%, 07/03/08 (a)(b)(c)(d)	4,990	4,990
Peralta Community College District
GO Bonds (Election of 2006)
Series 2007B
1.55%, 07/03/08 (a)(b)(c)(d)	12,800	12,800
Petaluma Community Development Commission
M/F Housing RB (Oakmont)
Series 1996A
1.70%, 07/03/08 (a)(b)	3,150	3,150
Pinole Redevelopment Agency
M/F Housing RB (East Bluff Apts)
Series 1998A
1.68%, 07/03/08 (a)(b)	4,959	4,959
Placer Cnty Water Agency
Second Sr Water Revenue COP
Series 2007
1.53%, 07/03/08 (a)(b)(c)(d)	12,555	12,555
Pleasant Hill
M/F Mortgage RB (Brookside Apts)
Series 1988A
1.70%, 07/02/08 (a)(b)	3,600	3,600
Pleasanton
M/F Housing RB (Busch Sr Housing)
Series 2003A
1.53%, 07/03/08 (a)(b)	2,360	2,360
Port of Oakland
CP
Series D
1.55%, 08/29/08 (b)	21,495	21,495
Poway USD
GO Bonds (Election of 2002)
Series B
1.55%, 07/03/08 (a)(b)(c)(d)	7,100	7,100
1.62%, 07/03/08 (a)(b)(c)(d)	6,665	6,665
Rancho Water District Financing Auth
Refunding RB
Series 2008B
1.50%, 07/02/08 (a)(b)	4,500	4,500
Redlands USD
GO Bonds (Election of 2002)
Series 2005
1.62%, 07/03/08 (a)(b)(c)(d)	4,795	4,795

See financial notes 21

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Redwood City
COP (City Hall)
Series 1998
1.50%, 07/03/08 (a)(b)	4,385	4,385
Richmond
M/F Housing RB (Baycliff Apts)
Series 2004A
1.53%, 07/03/08 (a)(b)	28,800	28,800
Riverside
Electric RB Issue 2008D
1.51%, 07/03/08 (a)(b)(c)(d)	10,630	10,630
Electric RB
Series 2008D
1.62%, 07/03/08 (a)(b)(c)(d)	2,575	2,575
Refunding COP (Riverside Renaissance)
Series 2008
1.35%, 07/03/08 (a)(b)	19,500	19,500
Refunding Electric RB
Series 2008A
1.35%, 07/02/08 (a)(b)	5,000	5,000
Refunding Electric RB
Series 2008C
1.35%, 07/02/08 (a)(b)	5,000	5,000
Water RB
Series 2008A
1.35%, 07/03/08 (a)(c)	26,300	26,300
Riverside Cnty
COP
Series B
1.50%, 07/01/08 (a)(b)	12,310	12,310
Riverside Cnty Housing Auth
M/F Housing RB (Victoria Springs Apts)
Series 1989C
1.58%, 07/03/08 (a)(b)	9,000	9,000
Riverside Community College District
GO Bonds (Election of 2004)
Series 2007C
1.55%, 07/03/08 (a)(b)(c)(d)	8,600	8,600
1.90%, 07/03/08 (a)(b)(c)(d)	5,940	5,940
Roseville
Electric System Revenue Refunding COP
Series 2008B
1.25%, 07/03/08 (a)(b)	13,500	13,500
Sacramento Cnty
Airport System RB
Series 2002A
1.55%, 07/03/08 (a)(b)(c)(d)	13,800	13,800
Airport System RB Sr
Series 2008B
1.65%, 07/03/08 (a)(b)(c)(d)	11,665	11,665
COP (Animal Care/Youth Detention Facilities)
Series 2007
1.53%, 07/03/08 (a)(b)(c)(d)	21,315	21,315
M/F Housing RB (Ashford Heights Apts)
Series 2006H
1.53%, 07/03/08 (a)(b)	21,850	21,850
Special Facilities Airport RB (Cessna Aircraft Co)
Series 1998
1.55%, 07/03/08 (a)(b)	7,800	7,800
TRAN
Series 2007A
3.67%, 07/09/08	25,000	25,004
3.68%, 07/09/08	20,000	20,003
Sacramento Cnty Housing Auth
M/F Housing RB (Hastings Park Apts)
Series 2004G
1.53%, 07/03/08 (a)(b)	16,500	16,500
M/F Housing RB (Logan Park Apts)
Series 2007E
1.68%, 07/03/08 (a)(b)	24,000	24,000
M/F Housing Refunding RB (Chesapeake Commons Apts)
Series 2001C
1.58%, 07/03/08 (a)(b)	32,500	32,500
Sacramento Cnty Sanitation District Financing Auth
RB
Series 2004A
1.63%, 07/03/08 (a)(b)(c)(d)	3,230	3,230
Refunding RB (Sacramento Regional Cnty Sanitation District)
Series 2007B
1.53%, 07/03/08 (a)(b)(c)(d)	6,665	6,665
Subordinate Lien Refunding RB
Series 2008A
2.30%, 07/01/08 (a)(b)	2,000	2,000
Subordinate Lien Refunding RB
Series 2008E
1.25%, 07/02/08 (a)(b)	5,000	5,000
Sacramento Finance Auth
Capital Improvement RB
Series 2006A
2.42%, 07/03/08 (a)(b)(c)(d)	7,250	7,250
Refunding RB
Series 2006E (Master Lease Program Facilities)
1.53%, 07/03/08 (a)(b)(c)(d)	15,580	15,580
Sacramento Housing Auth
M/F Housing RB (Atrium Court Apts) 2002G
1.53%, 07/03/08 (a)(b)	17,200	17,200
M/F Housing RB (Carlton Plaza of Sacramento Sr Apts)
Series 2003E
1.58%, 07/03/08 (a)(b)	14,000	14,000
M/F Housing RB (Hurley Creek Sr Apts)
Series 2006E
1.53%, 07/03/08 (a)(b)	13,105	13,105
M/F Housing RB (St Anton Building Apts)
Series 2003I
1.53%, 07/03/08 (a)(b)	8,000	8,000
M/F Housing RB (Valencia Point Apts)
Series 2006I
1.53%, 07/03/08 (a)(b)	7,335	7,335
Sacramento Municipal Utility District
Electric Refunding RB
Series 2008U
1.55%, 07/03/08 (a)(b)(c)(d)	18,525	18,525
1.62%, 07/03/08 (a)(b)(c)(d)	16,040	16,040
Sacramento Suburban Water District
Refunding COP
Series 2008A1
1.28%, 07/02/08 (a)(b)	3,600	3,600
Refunding COP
Series 2008A2
1.28%, 07/02/08 (a)(b)	3,100	3,100
Sacramento USD
GO Bonds (Election of 1999)
Series C
1.90%, 07/03/08 (a)(b)(c)(d)	14,485	14,485

22 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

San Bernardino Community College District
GO Bonds (Election of 2002)
Series C
1.53%, 07/03/08 (a)(b)(c)(d)	7,780	7,780
1.56%, 07/03/08 (a)(b)(c)(d)	7,735	7,735
San Diego Cnty & School Districts Pool Program
TRAN Program Note Participations
Series 2008B
1.63%, 06/30/09	20,000	20,367
San Diego Cnty Regional Airport Auth
Airport Refunding RB
Series 2005
1.58%, 07/03/08 (a)(b)(c)(d)	3,745	3,745
Subordinate Airport Revenue CP Notes
Series A & B
1.70%, 11/06/08 (b)	22,254	22,254
San Diego Cnty Regional Transportation Commission
Sales Tax RB (Limited Tax)
Series 2008A
1.25%, 07/03/08 (a)(c)	21,750	21,750
Sales Tax RB (Limited Tax)
Series 2008B
1.20%, 07/03/08 (a)(c)	20,450	20,450
Sales Tax RB (Limited Tax)
Series 2008C
1.23%, 07/03/08 (a)(c)	14,000	14,000
Sales Tax RB (Limited Tax)
Series 2008D
1.50%, 07/03/08 (a)(c)	18,500	18,500
San Diego Cnty Water Auth
CP
Series 1
1.52%, 07/07/08 (c)	48,250	48,250
CP
Series 2
1.50%, 09/10/08 (c)	50,500	50,500
1.53%, 09/10/08 (c)	25,000	25,000
Water Revenue COP
Series 2008A
1.62%, 07/03/08 (a)(b)(c)(d)	22,295	22,295
San Diego Community College District
GO Bonds (Election of 2006)
Series 2007
1.56%, 07/03/08 (a)(b)(c)(d)	14,085	14,085
1.58%, 07/03/08 (a)(b)(c)(d)	8,910	8,910
GO Bonds
Series 2005
1.56%, 07/03/08 (a)(b)(c)(d)	17,495	17,495
San Diego Housing Auth
M/F Housing RB (Bay Vista Apts)
Series 2008A
1.53%, 07/03/08 (a)(b)	4,800	4,800
M/F Housing RB (Hillside Garden Apts)
Series 2004B
1.53%, 07/03/08 (a)(b)	9,000	9,000
M/F Housing RB (Villa Nueva Apts)
Series 2007F
1.53%, 07/03/08 (a)(b)	34,100	34,100
M/F Mortgage Refunding RB (Creekside Villa Apts)
Series 1999B
1.58%, 07/03/08 (a)(b)	6,000	6,000
San Diego Public Facilities Financing Auth
Subordinated Sewer Revenue Notes
Series 2007
1.54%, 07/03/08 (a)(b)(c)(d)	107,795	107,795
Subordinated Water Revenue Notes
Series 2008A
1.55%, 07/03/08 (a)(b)(c)(d)	41,000	41,000
San Diego USD
TRAN
Series 2007-2008 A
3.66%, 07/22/08	25,000	25,012
3.67%, 07/22/08	26,500	26,512
TRAN
Series 2008-2009A
1.63%, 07/01/09	55,000	55,741
San Francisco
GO Bonds (Laguna Honda Hospital)
Series 2005A
1.76%, 07/03/08 (a)(b)(c)(d)	10,340	10,340
GO Bonds (Laguna Honda Hospital)
Series 2005I
1.53%, 07/03/08 (a)(b)(c)(d)	4,340	4,340
GO Bonds
Series 2004A&B
1.76%, 07/03/08 (a)(b)(c)(d)	4,225	4,225
M/F Housing Refunding RB (City Heights Apts)
Series 1997A
1.54%, 07/02/08 (a)(b)	20,800	20,800
San Francisco Airports Commission
Refunding RB (San Francisco International Airport) Second
Series Issue 24A & 25
1.57%, 07/03/08 (a)(b)(c)(d)	12,670	12,670
Refunding RB (San Francisco International Airport) Second
Series Issue 34E
1.58%, 07/03/08 (a)(b)(c)(d)	5,130	5,130
Refunding RB (San Francisco International Airport) Second
Series Issue 36A
1.50%, 07/02/08 (a)(b)	21,750	21,750
Refunding RB (San Francisco International Airport) Second
Series Issue 37A
1.75%, 07/02/08 (a)(b)(c)	56,000	56,000
Refunding RB (San Francisco International Airport) Second
Series Issue 37B
1.75%, 07/02/08 (a)(b)(c)	9,000	9,000
San Francisco Bay Area Rapid Transit District
GO Bonds (Election of 2004)
Series 2007B
1.49%, 07/03/08 (a)(c)(d)	9,900	9,900
1.50%, 07/03/08 (a)(c)(d)	7,170	7,170
1.50%, 07/03/08 (a)(c)(d)	4,950	4,950
1.50%, 07/03/08 (a)(c)(d)	9,205	9,205
1.53%, 07/03/08 (a)(c)(d)	8,190	8,190
Sales Tax Refunding RB
Series 2005A
2.05%, 07/03/08 (a)(b)(c)(d)	13,400	13,400
Sales Tax Refunding RB
Series 2006A
1.58%, 07/03/08 (a)(b)(c)(d)	7,525	7,525
San Francisco City & Cnty Redevelopment Agency
M/F Housing RB (Third & Mission)
Series 1999C
1.38%, 07/02/08 (a)(b)	54,700	54,700

See financial notes 23

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

M/F Housing Refunding RB (Fillmore Center)
Series 1992A2
1.73%, 07/02/08 (a)(b)	3,750	3,750
San Francisco Community College District
GO Bonds (Election of 2005)
Series B
1.62%, 07/03/08 (a)(b)(c)(d)	11,410	11,410
San Francisco Public Utilities Commission
Wastewater CP
1.50%, 09/09/08 (b)	2,500	2,500
Water RB
Series 2006A
1.53%, 07/03/08 (a)(b)(c)(d)	19,610	19,610
1.56%, 07/03/08 (a)(b)(c)(d)	12,995	12,995
San Gabriel Valley Council of Governments
Alameda Corridor-East Project Grant Anticipation Notes
1.50%, 07/08/08 (b)	13,400	13,400
1.47%, 07/10/08 (b)	27,800	27,800
San Joaquin Cnty Public Facilities Financing Corp
COP (Cnty Administration Building)
Series 2007
1.58%, 07/03/08 (a)(b)(c)(d)	41,050	41,050
San Jose
Airport RB
Series 2007A
1.57%, 07/03/08 (a)(b)(c)(d)	3,950	3,950
1.58%, 07/03/08 (a)(b)(c)(d)	17,610	17,610
1.58%, 07/03/08 (a)(b)(c)(d)	37,355	37,355
1.64%, 07/03/08 (a)(b)(c)(d)	9,185	9,185
3.05%, 07/03/08 (a)(b)(c)(d)	15,000	15,000
GO Bonds (Libraries, Parks & Public Safety Projects)
Series 2008
1.90%, 07/03/08 (a)(b)(c)(d)	5,440	5,440
GO Bonds
Series 2002
2.02%, 07/03/08 (a)(b)(c)(d)	11,971	11,971
GO Bonds
Series 2007
1.90%, 07/03/08 (a)(b)(c)(d)	14,995	14,995
M/F Housing RB (Almaden Family Apts)
Series 2003D
1.53%, 07/03/08 (a)(b)	4,000	4,000
M/F Housing RB (Almaden Lake Village Apts)
Series 1997A
1.58%, 07/03/08 (a)(b)	25,000	25,000
M/F Housing RB (Betty Anne Gardens Apts)
Series 2002A
1.62%, 07/03/08 (a)(b)	7,210	7,210
M/F Housing RB (El Paseo Apts)
Series 2002B
1.62%, 07/03/08 (a)(b)	4,945	4,945
M/F Housing RB (Raintree Apts)
Series 2005A
1.70%, 07/03/08 (a)(b)	10,500	10,500
M/F Housing RB (Siena at Renaissance Square Apts)
Series 1996A
1.53%, 07/03/08 (a)(b)	10,500	10,500
Subordinate CP Notes
Series A
1.30%, 07/08/08 (b)	21,500	21,500
1.35%, 07/10/08 (b)	21,596	21,596
San Jose Financing Auth
Lease Refunding RB
Series 2006A (Civic Center)
3.72%, 07/10/08 (a)(b)(c)(d)	10,655	10,655
San Jose Redevelopment Agency
Subordinate Tax Allocation Bonds (Merged Area Redevelopment)
Series 2005C
1.54%, 07/02/08 (a)(b)	7,785	7,785
Subordinate Tax Allocation Bonds (Merged Area Redevelopment)
Series 2005D
1.50%, 07/02/08 (a)(b)	9,500	9,500
Tax Allocation Refunding Bonds (Merged Area Redevelopment)
Series 2006D
1.53%, 07/03/08 (a)(b)(c)(d)	34,995	34,995
San Jose USD
GO Bonds (Election of 2002)
Series 2005B
1.57%, 07/03/08 (a)(b)(c)(d)	19,800	19,800
GO Bonds (Election of 2002)
Series 2008D
1.52%, 07/03/08 (a)(c)(d)	11,867	11,867
San Jose-Evergreen Community College District
GO Bonds (Election of 2004)
Series A
2.02%, 07/03/08 (a)(b)(c)(d)	7,980	7,980
GO Bonds (Election of 2004)
Series B
1.62%, 07/03/08 (a)(b)(c)(d)	3,400	3,400
San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village)
Series 2002A
1.45%, 07/03/08 (a)(b)	13,390	13,390
San Mateo Community College District
GO Bonds (Election of 2001)
Series 2005B
1.54%, 07/03/08 (a)(b)(c)(d)	5,795	5,795
GO Bonds (Election of 2005)
Series 2006B
1.52%, 07/03/08 (a)(c)(d)	8,410	8,410
1.55%, 07/03/08 (a)(b)(c)(d)	17,940	17,940
2.02%, 07/03/08 (a)(b)(c)(d)	867	867
GO Bonds
Series 2005B & 2006A
1.58%, 07/03/08 (a)(b)(c)(d)	13,035	13,035
San Pablo Redevelopment Agency
Subordinate Tax Allocation Bonds (Tenth Township Redevelopment)
Series 2006
2.30%, 07/01/08 (a)(b)	9,000	9,000
Santa Clara Cnty Financing Auth
Lease RB (Multiple Facilities)
Series 2007K
1.53%, 07/03/08 (a)(b)(c)(d)	47,950	47,950
1.76%, 07/03/08 (a)(b)(c)(d)	14,265	14,265
Refunding Lease RB (Multiple Facilities)
Series 2008M
1.35%, 07/02/08 (a)(b)	50,000	50,000
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts)
Series 2005C
1.70%, 07/03/08 (a)(b)	9,920	9,920

24 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Santa Clara Valley Transportation Auth
Refunding RB (2000 Measure A Sales Tax)
Series 2008A
1.35%, 07/03/08 (a)(c)	22,000	22,000
Refunding RB (2000 Measure A Sales Tax)
Series 2008B
1.35%, 07/02/08 (a)(c)	14,800	14,800
Refunding RB (2000 Measure A Sales Tax)
Series 2008C
1.30%, 07/03/08 (a)(c)	8,100	8,100
Refunding RB (2000 Measure A Sales Tax)
Series 2008D
1.35%, 07/03/08 (a)(c)	8,150	8,150
Sales Tax Refunding RB
Series 2008A
1.35%, 07/03/08 (a)(c)	23,800	23,800
Sales Tax Refunding RB
Series 2008B
1.35%, 07/03/08 (a)(c)	16,835	16,835
Sales Tax Refunding RB
Series 2008C
1.35%, 07/03/08 (a)(c)	23,050	23,050
Santa Cruz Cnty
2008/2009 TRAN
1.65%, 07/06/09	22,500	22,798
TRAN 2007-2008
3.66%, 07/11/08	25,000	25,006
Santa Fe Springs IDA
IDRB (Tri-West)
Series 1983
1.70%, 07/01/08 (a)(b)	4,000	4,000
Santa Rosa Housing Auth
M/F Housing RB (Quail Run Apts)
Series 1997A
1.69%, 07/03/08 (a)(b)	7,790	7,790
School Facilities Financing Auth
GO RB (Grant Joint Union High SD)
Series A
1.55%, 07/03/08 (a)(b)(c)(d)	20,000	20,000
Sequoia Union High SD
GO Refunding Bonds
Series 2006
1.62%, 07/03/08 (a)(b)(c)(d)	4,105	4,105
Simi Valley USD
GO Bonds (Election of 2004)
Series 2007C
1.53%, 07/03/08 (a)(b)(c)(d)	7,500	7,500
Sonoma Cnty Junior College District
GO Bonds (Election of 2002)
Series B
1.52%, 07/03/08 (a)(b)(c)(d)	21,390	21,390
South Placer Wastewater Auth
Wastewater Refunding RB
Series 2008A
1.25%, 07/03/08 (a)(b)	24,000	24,000
Southern California Home Financing Auth
S/F Mortgage RB
Series 2004A
1.50%, 07/02/08 (a)(c)	18,115	18,115
S/F Mortgage RB
Series 2004B
1.50%, 07/02/08 (a)(c)	25,265	25,265
1.50%, 07/02/08 (a)(c)	16,585	16,585
Southern California Metropolitan Water District
RB
Series 1997B
1.30%, 07/03/08 (a)(c)	900	900
RB
Series 2001C2
1.90%, 07/01/08 (a)(c)	34,300	34,300
RB
Series 2005B1
1.20%, 07/03/08 (a)(c)	2,075	2,075
RB
Series 2006A
1.49%, 07/03/08 (a)(c)(d)	50,000	50,000
1.50%, 07/03/08 (a)(c)(d)	4,290	4,290
1.56%, 07/03/08 (a)(c)(d)	13,050	13,050
Refunding RB
Series 2008A1
1.20%, 07/03/08 (a)(c)	6,000	6,000
Water RB 2005 Authorization
Series C
1.52%, 07/03/08 (a)(c)(d)	4,485	4,485
Southern California Public Power Auth
Gas Project RB
Series 2007B
1.63%, 07/03/08 (a)(b)(c)(d)	91,647	91,647
Refunding RB 2007-1
3.75%, 07/02/08 (a)(b)	207,715	207,715
State Center Community College District
GO Bonds (Election of 2002)
Series 2007A
1.58%, 07/03/08 (a)(b)(c)(d)	8,320	8,320
Sweetwater Union High SD
GO Bonds (Election of 2006)
Series 2008A
1.57%, 07/03/08 (a)(b)(c)(d)	7,445	7,445
1.57%, 07/03/08 (a)(b)(c)(d)	2,600	2,600
Univ of California
CP Notes
Series A
1.48%, 08/07/08	18,000	18,000
General RB
Series 2003A
1.51%, 07/03/08 (a)(b)(c)(d)	8,265	8,265
General RB
Series 2005C
1.90%, 07/03/08 (a)(b)(c)(d)	7,500	7,500
General RB
Series 2005F
1.62%, 07/03/08 (a)(b)(c)(d)	6,233	6,233
General RB
Series 2007J
1.54%, 07/03/08 (a)(b)(c)(d)	39,365	39,365
1.56%, 07/03/08 (a)(b)(c)(d)	6,505	6,505
1.62%, 07/03/08 (a)(b)(c)(d)	15,060	15,060
General RB
Series 2008L
1.52%, 07/03/08 (a)(c)(d)	3,275	3,275
1.53%, 07/03/08 (a)(c)(d)	10,000	10,000
1.55%, 07/03/08 (a)(c)(d)	4,900	4,900
GO Bonds
Series J
1.62%, 07/03/08 (a)(b)(c)(d)	3,000	3,000

See financial notes 25

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Limited Project RB
Series 2005B
1.52%, 07/03/08 (a)(b)(c)(d)	10,300	10,300
1.55%, 07/03/08 (a)(b)(c)(d)	6,470	6,470
3.02%, 07/03/08 (a)(b)(c)(d)	15,115	15,115
Medical Center Pooled RB
Series 2007A
1.90%, 07/03/08 (a)(b)(c)(d)	48,875	48,875
Medical Center Pooled RB
Series 2007B1
2.85%, 07/01/08 (a)(c)	555	555
Medical Center Pooled RB
Series 2007C2
2.16%, 07/02/08 (a)(b)(c)(d)	8,000	8,000
2.28%, 07/02/08 (a)(b)(c)(d)	14,000	14,000
1.52%, 07/03/08 (a)(c)(d)	24,000	24,000
RB (Limited Project)
Series 2005B
1.70%, 07/02/08 (a)(b)(c)(d)	4,600	4,600
RB (Multiple Purpose)
Series 2002O
1.57%, 07/03/08 (a)(b)(c)(d)	7,995	7,995
Ventura Cnty Community College District
GO Bonds (Election of 2002)
Series A
1.90%, 07/03/08 (a)(b)(c)(d)	7,500	7,500
Victor Valley Community College District
COP
Series 1997
1.45%, 07/03/08 (a)(b)	44,075	44,075
West Contra Costa USD
GO Bonds (Election of 2002)
Series C
1.53%, 07/03/08 (a)(b)(c)(d)	4,785	4,785
West Hills Community College District
COP (2008 Refunding Project)
1.50%, 07/03/08 (a)(b)	10,000	10,000
West Valley-Mission Community College District
GO Bonds (Election of 2004)
Series 2006A
1.55%, 07/03/08 (a)(b)(c)(d)	12,460	12,460
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royale Sr Assisted Living)
Series 2000A
1.68%, 07/03/08 (a)(b)	7,430	7,430
Whittier
Refunding RB (Whittier College)
Series 2004
1.63%, 07/03/08 (a)(b)(c)	14,100	14,100
Yosemite Community College District
GO Bonds (Election of 2004)
Series 2008C
1.55%, 07/03/08 (a)(b)(c)(d)	1,595	1,595
1.55%, 07/03/08 (a)(b)(c)(d)	2,000	2,000

		10,139,463

Puerto Rico 2.6%
Puerto Rico
GO Public Improvement Refunding Bonds
Series 2007A4
1.80%, 07/01/08 (a)(b)(c)	500	500
Public Improvement Bonds
Series 2001A
1.55%, 07/03/08 (a)(b)(c)(d)	11,600	11,600
1.58%, 07/03/08 (a)(b)(c)(d)	7,800	7,800
Public Improvement Refunding Bonds
Series 2007A2
1.57%, 07/03/08 (a)(b)(c)	900	900
Public Improvement Refunding Bonds
Series 2007A8
1.32%, 07/03/08 (a)(b)	7,000	7,000
Public Improvement Refunding Bonds
Series 2007A9
1.32%, 07/03/08 (a)(b)	6,000	6,000
Public Improvement Refunding Bonds
Series 2008B
1.80%, 07/01/08 (a)(b)	17,225	17,225
TRAN
Series 2008
3.40%, 07/30/08 (b)	20,000	20,013
Puerto Rico Aqueduct & Sewer Auth
RB
Series A
1.59%, 07/03/08 (a)(b)(c)(d)	4,400	4,400
Sr Lien RB
Series A
1.56%, 07/03/08 (a)(b)(c)(d)	8,250	8,250
Puerto Rico Electric Power Auth
Power RB
Series HH
1.55%, 07/03/08 (a)(b)(c)(d)	3,860	3,860
Power Refunding RB
Series UU
1.77%, 07/02/08 (a)(b)(c)(d)	14,150	14,150
1.59%, 07/03/08 (a)(b)(c)(d)	15,000	15,000
Puerto Rico Highway & Transportation Auth
Highway RB
Series Y
1.63%, 07/03/08 (a)(b)(c)(d)	8,410	8,410
Highway Refunding RB
Series CC
1.53%, 07/03/08 (a)(b)(c)(d)	9,895	9,895
Highway Refunding RB
Series Z
1.55%, 07/03/08 (a)(b)(c)(d)	5,260	5,260
Subordinated Transportation Refunding RB
Series 2008A
1.58%, 07/03/08 (a)(b)(c)(d)	47,000	47,000
Transportation RB
Series A
1.45%, 07/02/08 (a)(b)	30,000	30,000
Transportation Refunding RB
Series CC
1.63%, 07/03/08 (a)(b)(c)(d)	6,280	6,280
Transportation Refunding RB
Series N
1.56%, 07/03/08 (a)(b)(c)(d)	9,300	9,300
Puerto Rico Housing Finance Corp
Homeownership Mortgage RB
Series 2000A
1.58%, 07/03/08 (a)(b)(c)(d)	780	780

26 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Puerto Rico Infrastructure Financing Auth
Special Obligation Bonds
Series 2000A
1.51%, 07/03/08 (a)(c)(d)	29,000	29,000
Puerto Rico Municipal Finance Agency
Bonds
Series 1999A
1.54%, 07/03/08 (a)(b)(c)(d)	9,870	9,870

		272,493

Total Municipal Securities (Cost $10,411,956)		10,411,956

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/08, the tax basis cost of the fund’s investments was $10,411,956.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,932,631 or 37.0% of net assets.
COP — Certificate of participation
GO — General obligation
HFA — Housing finance agency
IDA — Industrial development authority
IDRB — Industrial development revenue bond
RAN — Revenue anticipation note
RB — Revenue bond
SD — School district
TECP — Tax-exempt commercial paper
TRAN — Tax and revenue anticipation note
USD — Unified school district

See financial notes 27

 Schwab California Municipal Money Fund

Statement of

Assets and Liabilities

As of June 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$10,411,956
Cash		528,109
Receivables:
Investments sold		140,972
Interest		43,796
Fund shares sold		17,003
Prepaid expenses	+	592

Total assets		11,142,428

Liabilities
Payables:
Investments bought		478,353
Investment adviser and administrator fees		369
Transfer agent and shareholder services fees		77
Fund shares redeemed		19,157
Distributions to shareholders	+	5,458

Total liabilities		503,414

Net Assets
Total assets		11,142,428
Total liabilities	–	503,414

Net assets		$10,639,014
Net Assets by Source
Capital received from investors		10,639,508
Net realized capital losses		(494)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$5,716,327		5,717,214		$1.00
Value Advantage Shares	$4,922,687		4,922,409		$1.00

28 See financial notes

 Schwab California Municipal Money Fund

Statement of

Operations

For January 1, 2008 through June 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Interest		$130,255

Net Realized Gains and Losses
Net realized gains on investments		1,589

Expenses
Investment adviser and administrator fees		17,404
Transfer agent and shareholder service fees:
Sweep Shares		10,174
Value Advantage Shares		5,529
Portfolio accounting fees		155
Registration fees		126
Custodian fees		102
Shareholder reports		89
Trustees’ fees		29
Professional fees		28
Interest expense		14
Other expenses	+	31

Total expenses		33,681
Expense reduction by adviser and Schwab	−	4,803
Custody credits	−	943

Net expenses		27,935

Increase (Decrease) in Net Assets from Operations
Total investment income		130,255
Net expenses	−	27,935

Net investment income		102,320
Net realized gains	+	1,589

Increase in net assets from operations		$103,909

See financial notes 29

 Schwab California Municipal Money Fund

Statements of

Changes in Net Assets

For current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/08-06/30/08	1/1/07-12/31/07
Net investment income		$102,320	$290,500
Net realized gains	+	1,589	458

Increase in net assets from operations		103,909	290,958

Distributions to Shareholders
Distributions from net investment income
Sweep Shares		52,583	141,300
Value Advantage Shares	+	49,737	149,200

Total distributions from net investment income		102,320	290,500

Transactions in Fund Shares*
Shares Sold
Sweep Shares		13,780,685	26,103,752
Value Advantage Shares	+	3,128,765	7,292,139

Total shares sold		16,909,450	33,395,891

Shares Reinvested
Sweep Shares		48,874	139,215
Value Advantage Shares	+	40,930	131,721

Total shares reinvested		89,804	270,936

Shares Redeemed
Sweep Shares		(13,859,094)	(25,037,373)
Value Advantage Shares	+	(3,514,898)	(6,357,899)

Total shares redeemed		(17,373,992)	(31,395,272)

Net transactions in fund shares		(374,738)	2,271,555

Net Assets
Beginning of period		11,012,163	8,740,150
Total increase or decrease	+	(373,149)	2,272,013

End of period		$10,639,014	$11,012,163

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

30 See financial notes

Schwab California AMT Tax-Free Money Fundtm

Financial Statements

Financial Highlights

	1/1/08–		11/16/07–[1]
	06/30/08*		12/31/07

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.00	[2]

Less distributions:
Distributions from net investment income	(0.01)		(0.00)[2]

Net asset value at end of period	1.00		1.00

Total return (%)	0.86	[3]	0.36	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.43	[4,5]	0.46	[4,6]
Gross operating expenses	0.61	[4]	0.73	[4]
Net investment income (loss)	1.68	[4]	2.72	[4]
Net assets, end of period ($ x 1,000,000)	455		278

* Unaudited.
1 Commencement of operations.
2 Per-share amount was less than $0.01.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 0.45% if custody credits and an additional voluntary waiver had not been included.
6 The ratio of net operating expenses would have been 0.45% if tax expense had not been included.

See financial notes 31

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings as of June 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

93.3%	Municipal Securities	424,696	424,696

93.3%	Total Investments	424,696	424,696
6.7%	Other Assets and Liabilities		30,680

100.0%	Net Assets		455,376

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 93.3% of net assets

California 90.7%
Association of Bay Area Governments
COP (The Harker School)
Series 2007
1.35%, 07/02/08 (a)(b)	990	990
RB (Air Force Village West)
Series 2005
1.50%, 07/03/08 (a)(b)	590	590
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB
Series 2006F & 2007F
1.55%, 07/03/08 (a)(c)(d)	3,000	3,000
San Francisco Bay Area Toll Bridge RB
Series 2008B1
1.27%, 07/03/08 (a)(c)	1,000	1,000
California
Economic Recovery Bonds
Series 2004A
1.70%, 07/02/08 (a)(c)(d)	1,500	1,500
Economic Recovery Bonds
Series 2004C1
2.85%, 07/01/08 (a)(c)	1,200	1,200
Economic Recovery Bonds
Series 2004C11
1.05%, 07/02/08 (a)(b)	1,350	1,350
Economic Recovery Bonds
Series 2004C5
2.44%, 07/01/08 (a)(c)	2,100	2,100
GO Bonds
Series 2003C4
1.30%, 07/03/08 (a)(b)	2,400	2,400
GO Bonds
Series 2004A10
1.20%, 07/03/08 (a)(b)	800	800
GO Bonds
Series 2004B1
1.70%, 07/01/08 (a)(b)	200	200
GO Bonds
Series 2005B7
1.70%, 07/01/08 (a)(b)	1,000	1,000
GO Refunding Bonds
Series 2007A
1.55%, 07/03/08 (a)(b)(c)(d)	3,133	3,133
Various Purpose GO Bonds
1.55%, 07/03/08 (a)(b)(c)(d)	2,000	2,000
1.58%, 07/03/08 (a)(b)(c)(d)	3,960	3,960
California Dept of Water Resources
Power Supply RB
Series 2002B1
1.45%, 07/01/08 (a)(b)	9,000	9,000
Power Supply RB
Series 2002B2
2.85%, 07/01/08 (a)(b)	1,100	1,100
Power Supply RB
Series 2002C1
1.23%, 07/03/08 (a)(b)	700	700
Power Supply RB
Series 2002C4
1.40%, 07/03/08 (a)(b)	1,000	1,000
Power Supply RB
Series 2005F4
1.45%, 07/01/08 (a)(b)	200	200
Power Supply RB
Series 2005F5
2.85%, 07/01/08 (a)(b)	200	200
Power Supply RB
Series 2008H
1.58%, 07/03/08 (a)(b)(c)(d)	1,700	1,700
1.62%, 07/03/08 (a)(b)(c)(d)	2,000	2,000
Power Supply RB
Series 2008J1
1.45%, 07/01/08 (a)(b)	3,000	3,000
California Educational Facilities Auth
RB (Chapman Univ)
Series 2000
1.35%, 07/02/08 (a)(b)	3,100	3,100
California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West) 2004
Series J
1.28%, 07/02/08 (a)(b)	500	500
RB (Kaiser Permanente)
Series 2006C
1.33%, 07/02/08 (a)	1,500	1,500
RB (Sutter Health)
Series 2007A
1.70%, 07/02/08 (a)(c)(d)	1,500	1,500
California Infrastructure & Economic Development Bank
RB (SRI International)
Series 2003A
1.30%, 07/03/08 (a)(b)	1,500	1,500
RB (The J. Paul Getty Trust)
Series 2003B
1.90%, 07/01/08 (a)	300	300

32 See financial notes

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (The RAND Corporation)
Series 2008B
2.30%, 07/01/08 (a)(b)	7,000	7,000
Refunding RB (The J. Paul Getty Trust)
Series 2007A1
1.70%, 04/01/09	3,600	3,600
California School Cash Reserve Program Auth
COP (2008-2009 TRANS)
Series A
1.65%, 07/06/09 (b)	3,000	3,040
California State Univ
Systemwide RB
Series 2007A
1.62%, 07/03/08 (a)(b)(c)(d)	2,172	2,172
California State Univ Institute
TECP
Series A
1.55%, 09/02/08 (b)	4,000	4,000
California Statewide Communities Development Auth
M/F Housing Refunding RB (Irvine Apartment Communities)
Series 2008C2 & 2008C3
1.65%, 07/03/08 (a)(b)(c)(d)	2,000	2,000
RB (Jewish Federation Council of Greater Los Angeles)
Series 2000A
1.55%, 07/03/08 (a)(b)	1,600	1,600
RB (John Muir Health)
Series 2008C
1.90%, 07/01/08 (a)(b)	1,600	1,600
RB (Kaiser Permanente)
Series 2004M
1.33%, 07/02/08 (a)	750	750
RB (Kaiser Permanente)
Series 2006D
1.27%, 07/07/08	3,000	3,000
1.43%, 08/05/08	5,000	5,000
RB (National Public Radio)
Series 2002
1.50%, 07/02/08 (a)(b)	1,285	1,285
RB (Sutter Health)
Series 2008B &
Series 2008C
1.52%, 07/03/08 (a)(c)(d)	4,000	4,000
RB (Univ Retirement Community at Davis)
Series 2008
1.50%, 07/01/08 (a)(b)	1,665	1,665
TRAN Program Note Participations
Series 2008A1
1.80%, 06/30/09 (b)	2,000	2,023
TRAN Program Note Participations
Series 2008A2
1.64%, 06/30/09	2,000	2,027
TRAN Program Note Participations
Series 2008A3
1.64%, 06/30/09	2,000	2,027
TRAN Program Note Participations
Series 2008A4
1.64%, 06/30/09	2,000	2,027
Chaffey Community College District
GO Bonds (Election of 2002)
Series 2005B
1.90%, 07/03/08 (a)(b)(c)(d)	6,600	6,600
GO Bonds (Election of 2002)
Series 2007C
2.02%, 07/03/08 (a)(b)(c)(d)	1,860	1,860
GO Bonds (Election of 2002)
Series 2007C
1.51%, 07/03/08 (a)(b)(c)(d)	9,995	9,995
Chino Basin Regional Financing Auth
RB (Inland Empire Utilities Agency)
Series 2008A
1.58%, 07/03/08 (a)(b)(c)(d)	2,720	2,720
Diamond Bar Public Financing Auth
Lease RB (Community/Sr Center)
Series 2002A
1.60%, 07/02/08 (a)(b)	1,480	1,480
East Bay Municipal Utility District
Wastewater System Subordinated Refunding RB
Series 2008A
1.25%, 07/03/08 (a)(c)	2,000	2,000
Wastewater System Subordinated Refunding RB
Series 2008C
1.29%, 07/02/08 (a)(c)	7,810	7,810
Water System & Wastewater TECP
1.50%, 08/20/08 (c)	4,000	4,000
El Camino Hospital District
Revenue COP
Series 2008A
1.28%, 07/02/08 (a)(b)	5,000	5,000
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds
Series 2005A
1.58%, 07/03/08 (a)(b)(c)(d)	4,995	4,995
Tobacco Settlement Asset-Backed Bonds
Series 2003A1
1.59%, 07/02/08 (a)(c)(d)	1,295	1,295
Hayward
M/F Housing RB (Shorewood Apts)
Series 1984A
1.40%, 07/03/08 (a)(b)	1,200	1,200
Imperial Redevelopment Agency
Subordinate Tax Allocation Notes
Series 2006
1.53%, 12/01/08 (b)	3,300	3,360
Irvine
Lease RB (Capital Improvement)
Series 1985
1.31%, 07/03/08 (a)(b)	700	700
Irvine Assessment District
Limited Obligation Improvement Bonds (Assessment District No. 00-18)
Series A
1.60%, 07/01/08 (a)(b)	1,200	1,200
Limited Obligation Improvement Bonds (Assessment District No. 03-19)
Series B
2.30%, 07/01/08 (a)(b)	1,173	1,173
Limited Obligation Improvement Bonds (Assessment District No. 93-14)
Series 2000
2.14%, 07/01/08 (a)(b)	300	300

See financial notes 33

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Irwindale Community Redevelopment Agency
Tax Allocation Refunding Parity Bonds (City Industrial Development)
Series 2006
1.53%, 07/03/08 (a)(b)(c)(d)	1,000	1,000
Kern Cnty
2008-09 TRAN
1.60%, 06/30/09	3,000	3,041
Loma Linda
RB (Loma Linda Univ Medical Center)
Series 2007B1
1.20%, 07/03/08 (a)(b)	8,800	8,800
RB (Loma Linda Univ Medical Center)
Series 2007B2
1.20%, 07/03/08 (a)(b)	2,000	2,000
Los Angeles
GO Refunding Bonds
Series 1998A
4.00%, 07/03/08 (a)(b)(c)(d)	2,000	2,000
Wastewater System Refunding RB
Series 2002A
4.00%, 07/03/08 (a)(b)(c)(d)	800	800
Wastewater System Subordinate Refunding RB
Series 2008A
1.23%, 07/03/08 (a)(b)	2,000	2,000
Los Angeles Cnty
2008-09 TRAN
Series A
1.58%, 06/30/09	2,500	2,535
Los Angeles Cnty Metropolitan Transportation Auth
Second Subordinate Sales Tax Revenue CP
Series A
1.45%, 07/07/08 (b)	3,000	3,000
Los Angeles Department of Airports
CP Notes (Los Angeles International Airport)
Series A&B
1.50%, 09/10/08 (b)	6,000	6,000
Los Angeles Department of Water & Power
Power System RB
Series 2001B1
1.30%, 07/03/08 (a)(c)	1,000	1,000
Power System RB
Series 2001B2
1.20%, 07/03/08 (a)(c)	1,550	1,550
Water System RB
Series 2006A1
1.54%, 07/03/08 (a)(b)(c)(d)	8,000	8,000
Los Angeles USD
GO Bonds (Election of 2002)
Series 2005C&E
1.58%, 07/03/08 (a)(b)(c)(d)	6,980	6,980
GO Bonds (Election of 2005)
Series 2006B
5.00%, 07/01/08	2,000	2,000
GO Refunding Bonds
Series 2007A1
1.56%, 07/03/08 (a)(b)(c)(d)	3,235	3,235
TRAN
Series A
3.18%, 12/29/08	2,000	2,008
Modesto
Water Refunding Revenue COP
Series 2008A
1.35%, 07/03/08 (a)(b)(c)	10,000	10,000
Newport Beach
Refunding RB (Hoag Memorial Hospital Presbyterian)
Series 2008B
1.80%, 06/16/09	5,000	5,000
Refunding RB (Hoag Memorial Hospital Presbyterian)
Series 2008C
1.27%, 07/02/08 (a)	3,300	3,300
Northern California Gas Auth No.1
Gas Project RB
Series 2007B
1.61%, 07/03/08 (a)(b)(c)(d)	3,000	3,000
Orange Cnty Sanitation District
COP
Series 2007B
1.55%, 07/03/08 (a)(b)(c)(d)	4,000	4,000
Refunding COP
Series 2000A
1.60%, 07/01/08 (a)(c)	1,000	1,000
Refunding COP
Series 2000B
1.60%, 07/01/08 (a)(c)	1,000	1,000
Palomar Pomerado Health
GO Bonds (Election of 2004)
Series 2007A
1.90%, 07/03/08 (a)(b)(c)(d)	2,880	2,880
Pasadena
Refunding COP
Series 2008A
1.35%, 07/03/08 (a)(b)	5,500	5,500
Peralta Community College District
GO Bonds (Election of 2006)
Series 2007B
1.55%, 07/03/08 (a)(b)(c)(d)	4,000	4,000
Placer Cnty Water Agency
Second Sr Water Revenue COP
Series 2007
1.53%, 07/03/08 (a)(b)(c)(d)	3,000	3,000
Poway USD
COP (2004 School Facility Bridge Funding Program)
1.80%, 07/03/08 (a)(b)(c)	600	600
Roseville
Electric System Revenue COP
Series 2002
1.40%, 07/03/08 (a)(b)(c)	860	860
Roseville Joint Union High SD
GO Bonds (Election of 2004)
Series C
1.55%, 07/03/08 (a)(b)(c)(d)	2,030	2,030
Sacramento Cnty Sanitation District Financing Auth
Subordinate Lien Refunding RB
Series 2008A
2.30%, 07/01/08 (a)(b)	3,000	3,000
Sacramento Municipal Utility District
CP
Series J
1.50%, 09/10/08 (b)	6,500	6,500

34 See financial notes

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

San Bernardino Community College District
GO Bonds (Election of 2002)
Series C
1.53%, 07/03/08 (a)(b)(c)(d)	4,080	4,080
San Diego Cnty Water Auth
CP
Series 2
1.50%, 09/10/08 (c)	7,000	7,000
Water Revenue COP
Series 2008A
1.58%, 07/03/08 (a)(b)(c)(d)	9,120	9,120
San Diego Cnty & School Districts Pool Program
TRAN Program Note Participations
Series 2008B
1.63%, 06/30/09	3,600	3,666
San Diego Public Facilities Financing Auth
Subordinate Sewer Revenue Notes
Series 207
1.54%, 07/03/08 (a)(b)(c)(d)	10,500	10,500
San Francisco Bay Area Rapid Transit District
GO Bonds (Election of 2004)
Series 2007B
1.52%, 07/03/08 (a)(c)(d)	6,165	6,165
San Francisco Public Utilities Commission
Water Refunding RB
Series 2006A
1.61%, 07/03/08 (a)(b)(c)(d)	8,155	8,155
San Juan USD
GO Bonds (Election of 2002)
Series 2007
1.58%, 07/03/08 (a)(b)(c)(d)	1,670	1,670
San Mateo Community College District
GO Bonds (Election of 2005)
Series 2006B
1.55%, 07/03/08 (a)(b)(c)(d)	16,200	16,200
2.02%, 07/03/08 (a)(b)(c)(d)	1,133	1,132
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB 2008
Series A
1.35%, 07/03/08 (a)(c)	10,000	10,000
School Facilities Financing Auth
GO RB (Grant Joint Union High SD)
Series A
1.55%, 07/03/08 (a)(b)(c)(d)	2,580	2,580
Sequoia Union High SD
GO Bonds (Election of 2004)
Series 2005B
1.58%, 07/03/08 (a)(b)(c)(d)	1,500	1,500
Southern California Metropolitan Water District
RB (2006 Authorization)
Series A
1.52%, 07/03/08 (a)(c)(d)	4,000	4,000
RB
Series 1997B
1.30%, 07/03/08 (a)(c)	5,300	5,300
RB
Series 2000B3
2.16%, 07/01/08 (a)(c)	7,100	7,100
RB
Series 2005B1
1.20%, 07/03/08 (a)(c)	1,550	1,550
Southern California Public Power Auth
Refunding RB 2007-1
3.75%, 07/02/08 (a)(b)	5,600	5,600
Subordinate Refunding RB
Series 1991
3.50%, 07/02/08 (a)(b)	3,400	3,400
Univ of California
CP Notes
Series A
1.48%, 08/07/08	6,000	6,000
General RB
Series 2005F
1.62%, 07/03/08 (a)(b)(c)(d)	1,512	1,512
General RB
Series 2007J
1.56%, 07/03/08 (a)(b)(c)(d)	3,045	3,045
General RB
Series 2008L
1.55%, 07/03/08 (a)(c)(d)	1,695	1,695
GO Bonds
Series J
1.62%, 07/03/08 (a)(b)(c)(d)	3,435	3,435
Medical Center Pooled RB
Series 2007B1
2.85%, 07/01/08 (a)(c)	745	745
RB (Limited Project)
Series 2005B
1.70%, 07/02/08 (a)(b)(c)(d)	2,400	2,400
Victor Valley Community College District
COP
Series 1997
1.45%, 07/03/08 (a)(b)	5,000	5,000
West Contra Costa USD
GO Bonds (Election of 2002)
Series C
1.53%, 07/03/08 (a)(b)(c)(d)	7,000	7,000
West Hills Community College District
COP (2008 Refunding Project)
1.50%, 07/03/08 (a)(b)	4,925	4,925

		413,121

Puerto Rico 2.6%
Puerto Rico
Public Improvement Bonds
Series 2001A
1.61%, 07/03/08 (a)(b)(c)(d)	3,000	3,000
Public Improvement Refunding Bonds
Series 2001
1.55%, 07/03/08 (a)(b)(c)(d)	2,000	2,000
Puerto Rico Aqueduct & Sewer Auth
Sr Lien RB
Series A
1.56%, 07/03/08 (a)(b)(c)(d)	300	300
Puerto Rico Highway & Transportation Auth
Subordinated Transportation Refunding RB
Series 2008A
1.58%, 07/03/08 (a)(b)(c)(d)	4,500	4,500

See financial notes 35

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Puerto Rico Housing Finance Corp
Homeownership Mortgage RB
Series 2000A
1.58%, 07/03/08 (a)(b)(c)(d)	1,775	1,775

		11,575

Total Municipal Securities (Cost $424,696)		424,696

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/08, the tax basis cost of the fund’s investments was $424,696.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $191,119 or 42.0% of net assets.
COP — Certificate of participation
GO — General obligation
RB — Revenue bond
SD — School district
TECP — Tax-exempt commercial paper
TRAN — Tax and revenue anticipation note
USD — Unified school district

36 See financial notes

 Schwab California AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of June 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$424,696
Cash		42,996
Receivables:
Investments sold		1,735
Fund shares sold		6,228
Interest	+	1,443

Total assets		477,098

Liabilities
Payables:
Investments bought		20,386
Investment adviser and administrator fees		6
Transfer agent and shareholder services fees		8
Fund shares redeemed		1,087
Distributions to shareholders		223
Accrued expenses	+	12

Total liabilities		21,722

Net Assets
Total assets		477,098
Total liabilities	–	21,722

Net assets		$455,376
Net Assets by Source
Capital received from investors		455,375
Net investment income not yet distributed		1

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$455,376		455,365		$1.00

See financial notes 37

 Schwab California AMT Tax-Free Money Fund

Statement of

Operations

For January 1, 2008 through June 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Interest		$4,559

Expenses
Investment adviser and administrator fees		760
Transfer agent and shareholder service fees		478
Registration fees		31
Professional fees		17
Trustees’ fees		15
Portfolio accounting fees		10
Custodian fees		5
Interest expense		2
Other expenses	+	1

Total expenses		1,319
Expense reduction by adviser and Schwab	−	350
Custody credits	−	38

Net expenses		931

Increase (Decrease) in Net Assets from Operations
Total investment income		4,559
Net expenses	−	931

Net investment income		3,628

Increase in net assets from operations		$3,628

38 See financial notes

 Schwab California AMT Tax-Free Money Fund

Statements of

Changes in Net Assets

For current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/08-06/30/08	11/16/07*-12/31/07
Net investment income		$3,628	$623
Net realized gains	+	−	13

Increase in net assets from operations		3,628	636

Distributions to Shareholders
Distributions from net investment income		3,627	626

Transactions in Fund Shares **
Shares sold		537,093	338,341
Shares reinvested		3,031	550
Shares redeemed	+	(362,680)	(60,970)

Net transactions in fund shares		177,444	277,921

Net Assets
Beginning of period		277,931	−
Total increase	+	177,445	277,931

End of period		$455,376	$277,931

Net investment income not yet distributed		$1	$−

*	Commencement of operations

**	Transactions took place at $1.00 per share; figures for shares quantities are the same as for dollars.

See financial notes 39

 Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
 Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

Schwab California Municipal Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab California AMT Tax-Free Money Fund currently offers one share class: Value Advantage Shares.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2.	Significant Accounting Policies:
(All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the fund are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. When such valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a funds buy a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

40

 Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund

Financial Notes (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

(e) Expenses:

Expenses that are specific to a fund or class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds declare dividends every day they are open for business. These dividends, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as the funds meet the tax requirements, it is not required to pay federal income tax.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board (“FASB”) Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of December 31, 2007, management has reviewed the tax positions for open tax years (December 31, 2004 through December 31, 2007), evaluated the implications of FIN 48 and determined that there is no impact to the funds’ financial statements.

The funds adopted FASB Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective January 1, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair

 41

 Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund

Financial Notes (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the funds’ financial statements.

Various inputs are used in determining the value of the fund’s investments. FAS 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2008:

	Investment in Securities*
	California Municipal	California AMT Tax-Free
Valuation Inputs	Money Fund	Money Fund

Level 1 — Quoted prices	$—	$—
Level 2 — Other significant observable inputs	10,411,956	424,696
Level 3 — Significant unobservable inputs	—	—
Total	10,411,956	424,696

*	The funds had no Other Financial Instruments.

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS 161 on the funds’ financial statement disclosures.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

42

 Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund

Financial Notes (continued)

3.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

California Municipal Money Fund
Sweep Shares	0.15%	0.20%
Value Advantage Shares	0.05%	0.17%
California AMT Tax-Free Fund	0.05%	0.17%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses as follows so long as CSIM serves as the investment adviser to the funds:

California Municipal Money Fund
Sweep Shares	0.60%*
Value Advantage Shares		0.45%
California AMT Tax-Free Fund		0.45%

*	Prior to April 30, 2008, the limit was 0.62% for Sweep Shares.

Effective January 1, 2008 through December 31, 2008, CSIM and Schwab have also agreed to voluntarily waive an additional 0.005% of the funds’ expenses.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2008, each funds” total security transactions with other Schwab Funds were as follow:

California Municipal Money Fund	$1,479,407
California AMT Tax-Free Fund	$321,164

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the funds during the period.

4. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as disclosed in each fund’s Statement of Operations.

5.	Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp. and an uncommitted line of credit of $100 million with Bank of America, N.A. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing from the lines of credit for the funds during the period.

 43

 Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund

Financial Notes (continued)

6.	Federal Income Taxes:
(All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2007, the following funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

	California	California
	Municipal	AMT
Expire	Money Fund	Tax-Free Fund

2008	$497	$—
2011	508	—
2012	398	—
2013	610	—
2014	70	—

Total	$2,083	$—

For tax purposes, realized net capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2007, the funds had no deferred capital losses and the capital losses utilized to offset capital gains were as follows.

	California	California
	Municipal	AMT
	Money Fund	Tax-Free Fund

Capital losses utilized	$458	$—

44

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of Trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 16, 2008 and June 2, 2008, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 2, 2008. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group,

 45

selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses. With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

46

Trustees and Officers

The tables below give information as of June 30, 2008, about the trustees and officers for The Charles Schwab Family of Funds which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of June 30, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	None.

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

 47

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York.	69	None.

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

48

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 49

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government,

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES	Adjustable convertible extendable security
BAN	Bond anticipation note
COP	Certificate of participation
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TECP	Tax-exempt commercial paper
TRAN	Tax and revenue anticipation note
VRD	Variable-rate demand

50

corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Structured Investment Vehicle SIVs are special purpose finance companies that issue high-quality, short-term instruments, like commercial paper (CP) and medium-term notes (MTNs), for purchase by investors. In turn, SIVs seek to generate returns by purchasing high-quality, higher yielding medium to longer term fixed income securities. SIVs can only purchase eligible investments that fall within criteria outlined by the rating agencies and the SIV program guidelines.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

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Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab* Fundamental US Large Company Index Fund
Schwab* Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Monthly Income Fund – Moderate Payout
Schwab Monthly Income Fund – Enhanced Payout
Schwab Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Premier® Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL EMERGING MARKETS AND FUNDAMENTAL INTERNATIONAL are registered service marks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR25721-06

Schwab Advisor Cash Reserves ®

Semiannual Report
June 30, 2008

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

Throughout my career I’ve been through many up and down markets, and I’ve always believed that sticking to time-tested principles of investing and a long-term strategy is the best way to endure short-term volatility and economic turbulence. The current turmoil in fixed income and equity markets is no exception.

For the past several months, the financial markets have been struggling to overcome problems that arose initially out of declining home prices and a collapse in the subprime mortgage market, along with larger economic issues including a drop in the value of the dollar globally, heightened risk of inflation, and the threat of recession.

Over the years, these intense market fluctuations have not been the norm, but it is during these periods that many investors can give up on investment fundamentals. Trying to time the market is both difficult and risky. Financial research has shown that a carefully constructed long-term investing plan can help moderate the effects of volatile markets and provide more reliable returns.

A good plan is built on sound, proven principles of investing, such as asset allocation and diversification. Spreading your money across different asset classes, such as stocks, bonds, mutual funds, and cash equivalents can be the most important factor in determining long-term performance and weathering the inevitable ups and downs of the market. In addition, seeking advice from your financial consultant or trusted investment advisor can also be an important part of making informed and smart decisions.

Here at Schwab, our goal is to help you reach your financial goals no matter what the market conditions may be. With funds and services backed by the guidance and support you need—whatever type of investor you are—we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

Schwab Advisor Cash Reserves 1

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

Over the past six months, the financial markets have experienced price volatility as declining housing valuations, distressed bond markets, rising consumer prices, and an uncertain economic outlook contributed to difficult investment conditions. Financial institutions, particularly banks and their associated debt instruments, were disproportionately affected in this crisis as they incurred credit downgrades and write-downs on assets. As a result, many investors sought investment solutions that offered both capital preservation and liquidity along with safety and quality.

Although declines in the Federal Funds Rate and high demand put downward pressure on yields, the Schwab Money Funds experienced inflows and positive returns during a period when many asset classes had negative flows and returns. Despite general market volatility, we continued to emphasize portfolio due diligence efforts, which included extensive credit quality and security selection checks, seeking to ensure that our funds would continue to deliver on their stated strategies.

During these times of market uncertainty, it is more important than ever to ensure that your portfolio allocations represent your goals and tolerance for risk. Schwab Funds products are developed and managed to meet your increasingly diverse needs. For all of our money market funds, we perform our own ongoing and independent analysis of the creditworthiness of each security purchased, and we have a rigorous and disciplined investment process that emphasizes liquidity, high-quality investments and diversification.

Here at Schwab, we remain committed to helping you manage your wealth no matter what the market conditions may be. We value your business and look forward to serving you in the future.

Thank you for investing with us.

Sincerely,

2 Schwab Advisor Cash Reserves

The Investment Environment

The U.S. Economy experienced heightened volatility and uncertainty throughout the period as it continued to factor in the impacts felt in the residential mortgage and credit shock that began last year. Bond markets, in particular, suffered in March as deleveraging, downgrades, and writedowns caused many financial institutions to seek new capital infusions and sell positions, further contributing to an already difficult investment environment. Toward the end of the reporting period, the unabated rise in oil, food, and other commodity prices became the primary concern of many investors. In combination with a relatively weak dollar, the rise in prices has been a boon for some investors, but has raised questions about sustainability and the impact of these high prices on current and long-term inflation.

An analysis of significant economic indicators presented mixed messages with regard to fundamentals. While Gross Domestic Product (GDP) expanded at an annual rate of 0.9% in the first quarter and 1.9% in the second quarter, indicating that the economy continued to grow, other figures were less encouraging. In June, consumer confidence slid to 50.4, according to the index maintained by the Conference Board, ebbing in both the first and second quarters this year. Unemployment was also worrisome as it crept up to 5.5%, marking a 22 year high. Headline inflation rose to 4.4% during the period, as the spread between core inflation and inflation including energy and food widened.

Oil and food prices had a substantial impact on investor sentiment and outlook throughout the period, the impacts of which were partially exacerbated by a weak dollar. According to some economists, speculation has driven the price of oil up faster and further than underlying fundamentals would suggest. Prices reached more than $140 per barrel, driven by speculation and currency differences, suggesting that prices may have decoupled from underlying demand. The dollar continued to be weak against other key currencies, such as the Yen and Euro, which has tended to magnify the total effect of higher prices on consumer spending and inflation, because both domestic goods and imports have become simultaneously more expensive.

Price volatility in all corners of the market spurred risk aversion throughout the period, as investors shed higher yielding and riskier assets in favor of securities that offered capital preservation. As the financial outlook for residential and corporate debt remained troublesome, investors shied away from asset-backed and collateralized debt in favor of Government issues or more transparent and less complex securities, such as Treasury bills and Commercial Paper. U.S. Treasuries in particular experienced a surge in demand because their Government backing protects them against default risk. While the demand for Treasuries sent prices up, it brought yields down to very low levels. As a result, the yield spread between short-term Treasuries and other short-term debt instruments widened.

Tepid economic growth, financial turmoil, and rising prices left the Federal Reserve (the Fed) in a precarious position with regard to interest rates. The supply of money (M2) expanded at a mediocre 1.2% rate during the period, an indication that lending remained tight despite Fed action. While the Fed cut rates from 4.25% to 2.00% in an effort to stimulate the economy, the consensus during the Federal Open Market Committee meeting in June was to leave rates unchanged. Many investors saw a pause in rate cuts as an indication that inflationary concerns have caught up with Fed action and that the next monetary policy move would be to tighten.

The implications of interest rate cuts have put downward pressure on yields for short term debt instruments such as Certificates of Deposit and Commercial Paper. In a declining interest rate environment, the yields on money market funds typically track the fall in interest rates and tend to be places of safe haven during price volatility. While money market yields declined during the period, it seemed that investors considered inflationary risk as subordinate to capital preservation and low price volatility.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Advisor Cash Reserves 3

Fund Management

Linda Klingman, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the fund. She joined the firm in 1990 and has managed money market funds since 1988.

Mike Neitzke, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the management of the fund. He joined the firm in March 2001 and has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the fund. He joined the firm in 2000 and was named to his current position in 2004.

4 Schwab Advisor Cash Reserves

Fund Summary

The Schwab Advisor Cash Reserves maintained a weighted average maturity (WAM) that was longer than its peer group on average throughout the reporting period. The yield curve, the relationship between interest rates and the time to maturity for debt, rose in recent months as the Fed signaled a likely halt in rate cuts and investors anticipated future interest rate increases. Seeking debt instruments with relatively longer maturities has benefitted the fund as the yield curve steepened. Additionally, the fund reduced its allocation to asset backed commercial paper (ABCP) as narrowing spreads and decreasing supply made these securities less attractive.

Although general market volatility has been persistent since the beginning of the year, the fund’s performance has not been adversely affected by disruptions to certain debt instruments, such as Structured Investment Vehicles (SIVs). Given this unprecedented volatility, we focused on reviewing and evaluating our SIV exposure during the reporting period. As of June 30, 2008, SIV exposure in the Schwab Advisor Cash Reserves was approximately 1% of the fund’s net assets.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Advisor Cash Reserves 5

Performance and Fund Facts as of 06/30/08

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Sweep Shares	Premier Sweep Shares

Ticker Symbol	SWQXX	SWZXX

Seven-Day Yield[1]	2.08%	2.15%

Seven-Day Yield—No Waiver[2]	1.98%	1.98%

Seven-Day Effective Yield[1]	2.11%	2.18%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Weighted Average Maturity[3]	57 days

Credit Quality of Holdings % of portfolio	99.1% Tier 1

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab.

[2]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[3]	Positions that have defaulted as noted in Financial Note 7 are excluded from calculation

6 Schwab Advisor Cash Reserves

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2008 and held through June 30, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/08	at 6/30/08	1/1/08 - 6/30/08

Schwab Advisor Cash Reserves Fund®
Sweep Shares
Actual Return	0.64%	$1,000	$1,014.60	$3.21
Hypothetical 5% Return	0.64%	$1,000	$1,021.68	$3.22
Premier Sweep Shares
Actual Return	0.57%	$1,000	$1,014.90	$2.86
Hypothetical 5% Return	0.57%	$1,000	$1,022.03	$2.87

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

Schwab Advisor Cash Reserves 7

Schwab Advisor Cash Reserves®

Financial Statements

Financial Highlights

	1/1/08–		1/1/07–	1/1/06–	1/1/05–	8/19/04[1]–
Sweep Shares	06/30/08*		12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.05	0.04	0.03	0.00	[2]

Less distributions:
Distributions from net investment income	(0.01)		(0.05)	(0.04)	(0.03)	(0.00)[2]

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00

Total return (%)	1.46	[3]	4.78	4.47	2.63	0.45	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.64	[4,5]	0.66	0.68	0.69	0.69	[4]
Gross operating expenses	0.74	[4]	0.75	0.84	0.85	0.85	[4]
Net investment income (loss)	2.92	[4]	4.67	4.48	2.65	1.30	[4]
Net assets, end of period ($ x 1,000,000)	6,475		6,416	5,222	1,898	1,271

	1/1/08–		1/1/07–	1/1/06–	1/1/05–	8/19/04[1]–
Premier Sweep Shares	06/30/08*		12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.05	0.04	0.03	0.00	[2]

Less distributions:
Distributions from net investment income	(0.01)		(0.05)	(0.04)	(0.03)	(0.00)[2]

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00

Total Return (%)	1.49	[3]	4.86	4.57	2.73	0.48	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.57	[4,6]	0.59	0.59	0.59	0.59	[4]
Gross operating expenses	0.74	[4]	0.75	0.84	0.85	0.85	[4]
Net investment income (loss)	2.99	[4]	4.74	4.56	2.75	1.41	[4]
Net assets, end of period ($ x 1,000,000)	15,333		15,023	10,784	3,728	2,344
* Unaudited.
1 Commencement of operations.
2 Per-share amount was less than $0.01.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 0.66% if additional voluntary waiver had not been included.
6 The ratio of net operating expense would have been 0.59%, if additional voluntary waiver had not been included.

8 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings as of June 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. Treasury notes, for which the rate shown is ther interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

90.0%		Fixed-Rate Obligations	19,619,208	19,619,208
6.9%		Variable-Rate Obligations	1,516,399	1,516,399
4.4%		Other Investments	953,556	953,556

101.3%		Total Investments	22,089,163	22,089,163
(1	.3)%	Other Assets and Liabilities		(281,808)

100.0%		Net Assets		21,807,355

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 90.0% of net assets

Bank Notes 1.9%
Bank of America, N.A.
2.95%, 07/18/08	334,000	334,000
2.51%, 09/23/08	82,000	82,000

		416,000

Certificates of Deposit 45.2%
ABN AMRO Bank N.V.
3.00%, 07/22/08	96,000	96,000
2.39%, 08/19/08	121,000	121,000
Allied Irish Bank PLC
3.00%, 07/30/08	26,000	26,000
2.72%, 09/09/08	30,000	30,000
Australia & New Zealand Banking Group Ltd.
2.87%, 07/01/08	67,000	67,000
3.00%, 07/22/08	69,000	69,000
2.65%, 09/10/08	75,000	75,000
2.55%, 09/18/08	100,000	100,000
2.50%, 09/26/08	22,000	22,000
Banco Bilbao Vizcaya Argentaria S.A.
3.00%, 07/23/08	14,000	14,000
2.94%, 08/26/08	16,000	16,000
2.53%, 09/24/08	22,000	22,000
2.70%, 10/15/08	50,000	50,000
2.77%, 11/07/08	80,000	80,000
2.52%, 12/17/08	150,000	150,000
Banco Santander Central Hispano S.A.
4.25%, 07/10/08	139,000	139,000
4.15%, 07/11/08	30,000	30,000
4.18%, 07/15/08	150,000	150,001
Bank of Montreal
3.10%, 07/29/08	62,000	62,000
Bank of Scotland PLC
2.98%, 08/29/08	44,000	44,000
2.80%, 10/08/08	140,000	140,000
Bank of Tokyo Mitsubishi UFJ Ltd.
2.53%, 07/31/08	60,000	60,000
2.64%, 08/28/08	50,000	50,000
2.82%, 09/19/08	30,000	30,000
Barclays Bank PLC
3.70%, 07/22/08	25,000	25,000
2.88%, 07/30/08	100,000	100,000
2.45%, 08/18/08	105,000	105,000
2.80%, 11/03/08	190,000	190,000
3.31%, 12/15/08	50,000	50,000
2.62%, 12/18/08	32,000	32,000
BNP Paribas
2.72%, 10/02/08	49,000	48,989
3.15%, 12/19/08	34,000	34,000
3.15%, 12/22/08	36,000	36,000
3.14%, 12/23/08	300,000	300,000
3.05%, 01/02/09	215,000	215,000
3.10%, 01/02/09	125,000	125,002
Branch Banking & Trust
2.50%, 09/18/08	55,000	55,000
Calyon
2.99%, 07/22/08	7,000	7,000
2.72%, 10/15/08	131,000	131,000
Citibank, N.A.
2.88%, 07/07/08	81,000	81,000
2.73%, 08/13/08	98,000	98,000
2.40%, 08/19/08	100,000	100,000
2.65%, 08/20/08	315,000	315,000
2.73%, 09/03/08	4,400	4,414
2.94%, 09/03/08	50,000	50,000
2.70%, 09/09/08	80,000	80,000
2.70%, 10/14/08	93,000	93,000
Commonwealth Bank of Australia
3.00%, 07/23/08	259,000	259,000
Credit Agricole S.A.
3.11%, 07/01/08	115,000	115,000
3.70%, 07/22/08	10,000	10,000
2.70%, 09/02/08	25,000	25,000
2.64%, 10/03/08	200,000	200,000
3.26%, 12/19/08	7,000	7,000
3.28%, 12/19/08	54,000	54,000
Credit Suisse
4.42%, 07/07/08	103,000	103,000
4.23%, 07/08/08	58,000	58,000
DnB NOR Bank ASA
2.97%, 07/30/08	77,000	77,000
Fortis Bank
2.40%, 09/22/08	180,000	180,000
HSBC Bank PLC
2.55%, 07/25/08	48,000	48,000
3.07%, 07/28/08	150,000	150,000
3.18%, 12/30/08	23,000	23,001

See financial notes 9

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

ING Bank N.V.
4.56%, 07/09/08	56,000	56,000
3.06%, 07/30/08	20,000	20,000
2.77%, 08/12/08	130,000	130,000
2.43%, 08/20/08	15,000	15,000
2.80%, 11/14/08	47,000	47,000
2.92%, 12/04/08	158,000	158,000
Intesa Sanpaolo
2.71%, 08/08/08	76,000	76,000
2.70%, 09/18/08	73,000	73,000
2.50%, 09/25/08	110,000	110,000
KBC Bank N.V.
3.00%, 07/22/08	75,000	75,000
Lloyds TSB Bank PLC
2.60%, 07/31/08	180,000	180,000
2.60%, 08/01/08	211,000	211,000
Mitsubishi UFJ Trust & Banking Corp.
3.08%, 07/28/08	54,000	54,000
2.67%, 08/20/08	100,000	100,000
2.66%, 08/28/08	33,000	33,000
Mizuho Corporate Bank Ltd.
2.57%, 07/21/08	50,000	50,003
2.67%, 07/22/08	49,000	49,000
2.57%, 08/04/08	232,000	232,000
National Australia Bank Ltd.
3.00%, 07/23/08	86,000	86,000
2.92%, 07/31/08	90,000	90,000
2.70%, 08/08/08	15,000	15,000
2.72%, 08/11/08	150,000	150,000
Nordea Bank Finland PLC
2.52%, 12/17/08	215,000	215,000
Royal Bank of Scotland PLC
3.24%, 12/18/08	39,000	39,000
3.19%, 12/19/08	184,000	184,000
Societe Generale
2.95%, 07/16/08	70,000	70,000
2.78%, 09/17/08	30,000	30,000
2.73%, 09/19/08	13,000	13,000
2.72%, 09/29/08	62,000	62,000
2.93%, 10/28/08	138,000	138,000
State Street Bank & Trust
2.71%, 10/07/08	100,000	100,000
2.71%, 10/15/08	64,000	64,000
Sumitomo Mitsui Banking Corp.
2.54%, 07/17/08	78,000	78,000
2.56%, 07/17/08	161,000	161,000
2.71%, 08/13/08	82,000	82,000
2.72%, 08/18/08	10,000	10,000
Sumitomo Trust & Banking Co.
4.36%, 07/08/08	12,000	12,000
2.58%, 07/15/08	20,000	20,000
3.04%, 07/21/08	29,000	29,000
Svenska Handelsbanken AB
2.70%, 10/09/08	52,000	51,999
Toronto Dominion Bank
2.72%, 10/29/08	160,000	160,000
2.85%, 11/05/08	50,000	50,000
3.21%, 01/22/09	26,000	26,000
2.86%, 02/17/09	50,000	50,000
2.88%, 02/19/09	27,000	27,000
3.40%, 03/18/09	15,000	15,000
UBS AG
3.08%, 07/11/08	24,000	24,005
2.72%, 09/29/08	16,000	16,000
3.01%, 10/17/08	127,000	127,000
3.00%, 10/20/08	155,000	155,000
Unicredito Italiano S.p.A.
2.70%, 07/29/08	6,000	6,000
3.13%, 07/30/08	20,000	20,000
2.88%, 11/19/08	14,000	14,000
2.90%, 11/21/08	127,000	127,005
2.96%, 12/05/08	95,000	95,000
Union Bank of California
3.04%, 07/07/08	55,000	55,000
2.75%, 09/18/08	59,000	59,000
Westpac Banking Corp.
2.98%, 08/27/08	73,000	73,000
2.71%, 11/06/08	100,000	100,000
2.60%, 11/13/08	50,000	50,000

		9,845,419

Commercial Paper & Other Corporate Obligations 27.9%
Alpine Securitzation Corp.
2.70%, 07/01/08 (a)(b)(c)	100,000	100,000
Amstel Funding Corp.
2.83%, 09/05/08 (b)(c)	73,000	72,624
2.82%, 09/12/08 (b)(c)	50,000	49,716
2.99%, 09/15/08 (b)(c)	100,000	99,373
Anglo Irish Bank
4.46%, 07/02/08 (c)	28,000	27,997
ANZ National (Int’l) Ltd.
2.75%, 07/03/08 (a)	30,000	29,995
Atlantic Asset Securitization, L.L.C.
2.60%, 07/01/08 (a)(b)(c)	55,000	55,000
2.71%, 07/10/08 (a)(b)(c)	21,000	20,986
Atlantis One Funding Corp.
2.56%, 07/03/08 (b)(c)	69,000	68,990
2.85%, 09/12/08 (b)(c)	117,000	116,329
Bank of America Corp.
2.99%, 07/28/08	100,000	99,779
2.51%, 09/23/08	23,000	22,867
2.74%, 10/10/08	20,000	19,848
2.74%, 11/14/08	310,000	306,826
3.02%, 11/24/08	11,000	10,867
Bank of Ireland
3.11%, 07/01/08 (c)	7,000	7,000
2.91%, 07/08/08 (c)	38,000	37,979
3.07%, 07/24/08 (c)	9,000	8,983
Cancara Asset Securitization, L.L.C.
2.56%, 07/03/08 (a)(b)(c)	81,000	80,989
3.04%, 07/21/08 (a)(b)(c)	26,000	25,956
2.67%, 08/07/08 (a)(b)(c)	59,000	58,839
2.92%, 09/25/08 (a)(b)(c)	100,000	99,307
Catholic Health Initiative Series A
2.80%, 07/17/08	55,000	55,000
CBA (Delaware) Finance, Inc.
2.72%, 07/09/08 (a)	83,000	82,950
Chariot Funding, L.L.C.
2.60%, 07/01/08 (a)(b)(c)	45,000	45,000
2.80%, 07/08/08 (a)(b)(c)	130,000	129,929
2.75%, 08/25/08 (a)(b)(c)	35,000	34,854
Citigroup Funding, Inc.
2.61%, 07/10/08 (a)	76,000	75,951
2.95%, 07/11/08 (a)	50,000	49,959
2.86%, 09/09/08 (a)	70,000	69,614

10 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

2.95%, 09/22/08 (a)	20,000	19,865
2.84%, 10/01/08 (a)	17,000	16,878
3.04%, 10/15/08 (a)	31,000	30,726
DePfa Bank PLC
2.79%, 11/04/08 (c)	37,000	36,643
DnB NOR Bank ASA
3.00%, 08/22/08	120,000	119,485
Gemini Securitization Corp., L.L.C.
2.61%, 07/01/08 (a)(b)(c)	111,000	111,000
2.59%, 07/09/08 (a)(b)(c)	65,000	64,963
2.58%, 07/10/08 (a)(b)(c)	110,000	109,929
2.69%, 08/01/08 (a)(b)(c)	1,000	998
General Electric Capital Corp.
2.25%, 08/14/08	150,000	149,591
2.22%, 08/15/08	129,000	128,645
2.20%, 09/16/08	437,000	434,962
3.16%, 03/13/09	19,000	18,584
General Electric Capital Services
2.25%, 08/14/08	30,000	29,918
2.20%, 09/16/08	33,000	32,846
3.01%, 12/18/08	115,000	113,393
2.98%, 12/22/08	30,000	29,575
Greenwich Capital Holdings, Inc.
4.33%, 07/09/08 (a)	15,000	14,986
3.21%, 12/29/08 (a)	55,000	54,126
ING (U.S.) Funding, L.L.C.
2.88%, 07/11/08 (a)	16,000	15,987
Jupiter Securitization Corp.
2.75%, 07/02/08 (a)(b)(c)	150,000	149,989
2.75%, 07/07/08 (a)(b)(c)	59,184	59,157
K2 (USA), L.L.C.,(SIV)
5.42%, 07/15/08 (b)(c)(d)	38,000	38,000
KBC Financial Products International, Ltd.
3.02%, 08/13/08 (a)(c)	15,000	14,947
2.84%, 09/24/08 (a)(c)	20,000	19,867
Kitty Hawk Funding Corp.
2.61%, 07/14/08 (a)(b)(c)	40,000	39,962
Mont Blanc Capital Corp.
2.66%, 07/08/08 (a)(b)(c)	39,000	38,980
2.67%, 07/14/08 (a)(b)(c)	12,000	11,988
2.72%, 08/15/08 (a)(b)(c)	53,000	52,821
Morgan Stanley
3.07%, 07/29/08	67,000	66,841
Nationwide Building Society
3.07%, 07/29/08	28,000	27,934
Park Avenue Receivables Co., L.L.C.
2.60%, 07/01/08 (a)(b)(c)	100,000	100,000
2.89%, 07/01/08 (a)(b)(c)	60,055	60,055
2.80%, 07/02/08 (a)(b)(c)	130,000	129,990
Picaros Funding, L.L.C.
3.08%, 07/21/08 (a)(b)(c)	21,000	20,965
2.73%, 07/25/08 (a)(b)(c)	85,000	84,847
Ranger Funding Co., L.L.C.
2.59%, 07/18/08 (a)(b)(c)	205,000	204,750
2.59%, 07/22/08 (a)(b)(c)	206,000	205,690
2.76%, 09/02/08 (a)(b)(c)	25,825	25,701
RBOS Group US
3.01%, 08/26/08	30,000	29,862
Reckitt Benckiser Treasury Services PLC
2.92%, 09/26/08 (a)(c)	60,000	59,580
Santander Central Hispano Finance (Delaware), Inc.
2.68%, 09/12/08 (a)	8,000	7,957
2.67%, 09/17/08 (a)	7,000	6,960
Scaldis Capital Ltd.
2.82%, 10/02/08 (a)(b)(c)	3,000	2,978
Sheffield Receivables Corp.
2.74%, 07/24/08 (a)(b)(c)	66,000	65,885
2.76%, 07/24/08 (a)(b)(c)	25,000	24,956
2.68%, 08/12/08 (a)(b)(c)	34,000	33,894
Skandinaviska Enskilda Banken AB
3.10%, 07/30/08	15,000	14,963
Solitaire Funding, L.L.C.
2.76%, 07/24/08 (a)(b)(c)	65,000	64,886
3.02%, 07/30/08 (a)(b)(c)	25,000	24,940
3.03%, 12/09/08 (a)(b)(c)	105,000	103,601
3.23%, 12/17/08 (a)(b)(c)	20,000	19,701
Stadshypotek Delaware, Inc.
2.76%, 11/10/08 (a)(c)	13,000	12,870
2.75%, 11/13/08 (a)(c)	25,000	24,746
Swedbank AB
2.74%, 10/02/08	85,000	84,407
2.85%, 11/12/08	32,000	31,665
Thames Asset Global Securitization No.1, Inc.
2.82%, 07/14/08 (a)(b)(c)	57,270	57,212
2.71%, 08/15/08 (a)(b)(c)	30,000	29,899
Thunder Bay Funding, L.L.C.
2.55%, 07/24/08 (a)(b)(c)	15,000	14,976
Ticonderoga Funding, L.L.C.
2.59%, 07/14/08 (a)(b)(c)	50,000	49,953
UBS Finance (Delaware), Inc.
5.09%, 07/07/08 (a)	178,000	177,855
2.75%, 09/12/08 (a)	26,000	25,856
2.80%, 09/15/08 (a)	9,000	8,947
UniCredit Bank (Ireland) PLC
3.31%, 12/18/08 (a)(c)	8,000	7,877
Westpac Banking Corp.
3.20%, 02/09/09 (c)	53,000	51,972
Whistlejacket Capital, L.L.C.,(SIV)
3.07%, 03/20/08 (b)(c)(d)(e)	43,000	43,000
3.03%, 05/19/08 (b)(c)(d)(e)	10,000	10,000
5.42%, 06/16/08 (b)(c)(d)(e)	12,000	12,000
3.13%, 08/06/08 (b)(c)(d)(e)	88,000	87,998
3.08%, 08/07/08 (b)(c)(d)(e)	40,000	39,999
Yorktown Capital, L.L.C.
2.76%, 09/02/08 (a)(b)(c)	10,000	9,952

		6,090,438

Fixed-Rate Coupon Notes 0.4%
Federal Home Loan Bank
4.89%, 08/20/08	40,000	40,138
2.43%, 09/17/08	36,000	35,997

		76,135

Fixed-Rate Discount Notes 14.6%
Fannie Mae
2.15%, 07/02/08	174,000	173,990
2.16%, 07/02/08	53,000	52,997
2.10%, 07/09/08	51,000	50,976
2.09%, 07/16/08	31,000	30,973
2.16%, 07/21/08	180,000	179,785
2.08%, 07/28/08	138,000	137,786
2.12%, 08/01/08	10,000	9,982
2.15%, 08/20/08	50,000	49,852
2.22%, 09/03/08	83,000	82,674

See financial notes 11

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

2.41%, 09/03/08	50,000	49,787
Federal Home Loan Bank
2.00%, 07/07/08	150,000	149,950
2.01%, 07/09/08	74,000	73,967
2.24%, 07/09/08	210,000	209,896
2.01%, 07/11/08	50,000	49,972
2.23%, 07/11/08	75,000	74,954
2.29%, 07/23/08	185,000	184,742
2.06%, 07/25/08	50,000	49,932
2.25%, 07/25/08	123,000	122,815
2.07%, 07/30/08	126,000	125,791
2.21%, 08/06/08	120,000	119,736
2.19%, 08/08/08	50,000	49,885
2.29%, 08/13/08	100,000	99,728
2.16%, 08/15/08	100,000	99,731
2.31%, 08/15/08	29,000	28,917
2.32%, 08/20/08	25,000	24,920
2.31%, 08/22/08	99,000	98,671
2.23%, 08/27/08	51,100	50,920
Freddie Mac
2.09%, 07/03/08	44,200	44,195
2.12%, 07/07/08	20,000	19,993
2.13%, 07/07/08	47,000	46,983
2.08%, 07/14/08	96,000	95,928
2.09%, 07/21/08	200,000	199,769
2.26%, 07/30/08	110,000	109,800
2.09%, 08/04/08	89,000	88,825
2.15%, 08/18/08	54,000	53,846
2.22%, 09/02/08	16,094	16,032
2.47%, 09/22/08	50,000	49,717
2.46%, 09/29/08	33,000	32,799

		3,191,216

Total Fixed-Rate Obligations (Cost $19,619,208)		19,619,208

Variable-Rate Obligations 6.9% of net assets
Abbey National Treasury Services PLC
2.64%, 07/02/08 (a)	115,000	115,027
ANZ National (Int’l) Ltd.
2.86%, 08/27/08 (a)	65,000	65,000
Banco Espanol de Credito S.A.
2.73%, 07/18/08 (c)	50,000	50,000
Bank of Ireland
2.49%, 07/21/08 (c)	10,000	10,000
Bank of Montreal
2.99%, 07/31/08	50,000	49,987
Barclays Bank PLC
3.05%, 08/21/08	154,000	154,000
Breckenridge Terrace, L.L.C.
2.53%, 07/03/08 (a)	1,000	1,000
Canadian Imperial Bank of Commerce
2.49%, 07/23/08	25,000	25,000
Cook County, IL
2.73%, 07/02/08 (a)	1,500	1,500
Credit Suisse
2.92%, 07/23/08	56,000	56,000
Danske Bank A/S
2.47%, 07/21/08	200,000	200,000
Danske Corp.
2.76%, 08/13/08 (a)(c)	70,000	70,000
2.80%, 08/18/08 (a)(c)	50,000	50,000
Deutsche Bank AG
2.56%, 07/14/08	100,000	100,000
2.57%, 07/28/08	100,000	100,000
3.01%, 09/22/08	100,000	100,000
Eagle County, CO
2.53%, 07/03/08 (a)	2,000	2,000
Liberty Lighthouse U.S. Capital Co., L.L.C.,(SIV)
2.67%, 07/10/08 (b)(c)(d)	4,000	4,000
Merrill Lynch & Co., Inc.
2.61%, 07/15/08	25,000	25,000
2.64%, 07/18/08	50,000	50,000
Morgan Stanley
2.61%, 07/03/08	20,000	20,000
Nordea Bank AB
2.47%, 07/11/08 (c)	25,000	25,000
Royal Bank of Scotland PLC
2.51%, 07/21/08 (c)	20,000	20,000
Societe Generale
2.46%, 07/02/08 (c)	15,000	15,000
Svenska Handelsbanken AB
2.94%, 07/07/08 (c)	50,000	50,000
Tenderfoot Seasonal Housing, L.L.C.
2.53%, 07/03/08 (a)	2,885	2,885
Wachovia Bank, N.A.
2.99%, 07/25/08	35,000	35,000
Westpac Banking Corp.
2.47%, 07/16/08 (c)	25,000	25,000
2.78%, 08/05/08	50,000	50,000
Westpac Securities NZ Ltd.
3.06%, 08/05/08 (a)(c)	45,000	45,000

Total Variable-Rate Obligations (Cost $1,516,399)		1,516,399

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 4.4% of net assets

Repurchase Agreements 4.4%
Bank of America Securities, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $306,000
2.55%, issued 06/30/08,
due 07/01/08	300,021	300,000
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $35,700
2.70%, issued 06/30/08,
due 07/01/08	35,003	35,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $3,627
2.50%, issued 06/30/08,
due 07/01/08	3,556	3,556
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $627,301
2.50%, issued 06/30/08,
due 07/01/08	85,006	85,000

12 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

2.70%, issued 06/30/08,
due 07/01/08	530,040	530,000

Total Other Investments (Cost $953,556)		953,556

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/08, the tax basis cost of the fund’s investments was $22,089,163.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,937,968 or 18.1% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $234,997 or 1.1% of net assets.
(e)	Security is in default. See note 7 in the financial notes section.

See financial notes 13

 Schwab Advisor Cash Reserves

Statement of
Assets and Liabilities
As of June 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$22,089,163
Receivables:
Interest		77,873
Prepaid expenses	+	5

Total assets		22,167,041

Liabilities
Payables:
Investments bought		340,002
Investment adviser and administrator fees		356
Transfer agent and shareholder services fees		628
Distributions to shareholders		17,895
Accrued expenses	+	805

Total liabilities		359,686

Net Assets
Total assets		22,167,041
Total liabilities	–	359,686

Net assets		$21,807,355
Net Assets by Source
Capital received from investors		21,805,465
Net investment income not yet distributed		11
Net realized capital gains		1,879

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$6,474,651		6,474,084		$1.00
Premier Sweep Shares	$15,332,704		15,331,381		$1.00

14 See financial notes

 Schwab Advisor Cash Reserves

Statement of
Operations
For January 1, 2008 through June 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Interest		$400,288

Net Realized Gains and Losses
Net realized gains on investments		1,879

Expenses
Investment adviser and administrator fees		34,535
Transfer agent and shareholder service fees:
Sweep Shares		13,515
Premier Sweep Shares		31,533
Registration fees		2,538
Custodian fees		511
Shareholder reports		432
Portfolio accounting fees		227
Trustees’ fees		43
Professional fees		40
Interest expense		13
Other expenses	+	56

Total expenses		83,443
Expense reduction by adviser and Schwab	−	17,435
Custody credits	−	3

Net expenses		66,005

Increase (Decrease) in Net Assets from Operations
Total investment income		400,288
Net expenses	−	66,005

Net investment income		334,283
Net realized gains	+	1,879

Increase in net assets from operations		$336,162

See financial notes 15

 Schwab Advisor Cash Reserves

Statements of

Changes in Net Assets
For current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/08-06/30/08	1/1/07-12/31/07
Net investment income		$334,283	$838,863
Net realized gains	+	1,879	11

Increase in net assets from operations		336,162	838,874

Distributions to Shareholders
Distributions from net investment income
Sweep Shares		98,801	260,184
Premier Sweep Shares	+	235,482	578,679

Total distributions from net investment income		334,283	838,863

Transactions in Fund Shares*
Shares Sold
Sweep Shares		15,368,339	31,327,170
Premier Sweep Shares	+	45,956,374	89,000,643

Total shares sold		61,324,713	120,327,813

Shares Reinvested
Sweep Shares		91,980	255,692
Premier Sweep Shares	+	218,207	568,461

Total shares reinvested		310,187	824,153

Shares Redeemed
Sweep Shares		(15,402,640)	(30,388,315)
Premier Sweep Shares	+	(45,865,779)	(85,330,951)

Total shares redeemed		(61,268,419)	(115,719,266)

Net transactions in fund shares		366,481	5,432,700

Net Assets
Beginning of period		21,438,995	16,006,284
Total increase	+	368,360	5,432,711

End of period		$21,807,355	$21,438,995

Net investment income not yet distributed		$11	$11

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

16 See financial notes

 Schwab Advisor Cash Reserves

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab Advisor Cash Reserves is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

Schwab Advisor Cash Reserves offers two share classes: Sweep Shares and Premier Sweep Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2.	Significant Accounting Policies:
(All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the fund used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the fund are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. When such valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the board of Trustees.

(b) Portfolio Investments:

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund’s repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then

 17

 Schwab Advisor Cash Reserves

Financial Notes, unaudited (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The fund declares dividends every day it is open for business. These dividends, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board (“FASB”) Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of June 30, 2008, management has reviewed the tax positions for open tax years (December 31, 2004

18

 Schwab Advisor Cash Reserves

Financial Notes, unaudited (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

through December 31, 2007), evaluated the implications of FIN 48 and determined that there is no impact to the fund’s financial statements.

The fund adopted FASB Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective January 1, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the fund’s financial statements.

Various inputs are used in determining the value of the fund’s investments. FAS 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2008:

Investment in
Valuation Inputs	Securities*

Level 1 — Quoted prices	$—
Level 2 — Other significant observable inputs	22,089,163
Level 3 — Significant unobservable inputs	—
Total	22,089,163

*	The fund had no Other Financial Investments.

In March 2008, FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about fund’s derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS 161 on the fund’s financial statement disclosures.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

 19

 Schwab Advisor Cash Reserves

Financial Notes, unaudited (continued)

3.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Sweep Shares	0.20%	0.20%
Premier Sweep Shares	0.20%	0.20%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses as follows for so long as CSIM serves as the investment adviser to the fund:

Sweep Shares	0.66%
Premier Sweep Shares	0.59%

Effective January 1, 2008 through December 31, 2008, CSIM and Schwab have also agreed to voluntarily waive an additional 0.025% of the fund’s expenses.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2008 the fund’s total security transactions with other Schwab Funds were $50,000.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

4. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as disclosed in the fund’s Statement of Operations.

5.	Borrowings from Banks:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which the fund belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp. and an uncommitted line of credit of $100 million with Bank of America, N.A. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing from the lines of credit for the fund during the period.

6.	Federal Income Taxes:

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2007, the fund had no capital loss carry forwards.

For tax purposes, realized net capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2007, the fund had no deferred realized net capital losses and there were no capital losses being utilized to offset capital gains.

20

 Schwab Advisor Cash Reserves

Financial Notes, unaudited (continued)

7. Other

On February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle (“SIV”), experienced an “enforcement event” that has led to the appointment of a Receiver to manage Whistlejacket’s operations. On February 12, 2008, two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket, including the Notes held by the fund. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 under the Investment Company Act of 1940. As required under Rule 2a-7, the Board of Trustees of the funds met on February 12, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. On February 15, 2008, the Security Trustee of Whistlejacket notified the funds that an insolvency acceleration event had occurred and as a result the Notes were in default. As required under Rule 2a-7, the Board of Trustees of the funds met on February 21, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. The fund is pursuing remedial efforts to obtain repayment of the principal and interest owed on the investment.

 21

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the Schwab Advisor Cash Reserves, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of Trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 16, 2008 and June 2, 2008, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 2, 2008. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group,

22

selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses. With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 23

Trustees and Officers

The tables below give information as of June 30, 2008, about the trustees and officers for The Charles Schwab Family of Funds which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of June 30, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	None.

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

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Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York.	69	None.

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

 25

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

26

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government,

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES	Adjustable convertible extendable security
BAN	Bond anticipation note
COP	Certificate of participation
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TECP	Tax-exempt commercial paper
TRAN	Tax and revenue anticipation note
VRD	Variable-rate demand

 27

corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Structured Investment Vehicle SIVs are special purpose finance companies that issue high-quality, short-term instruments, like commercial paper (CP) and medium-term notes (MTNs), for purchase by investors. In turn, SIVs seek to generate returns by purchasing high-quality, higher yielding medium to longer term fixed income securities. SIVs can only purchase eligible investments that fall within criteria outlined by the rating agencies and the SIV program guidelines.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

28

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab* Fundamental US Large Company Index Fund
Schwab* Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Monthly Income Fund – Moderate Payout
Schwab Monthly Income Fund – Enhanced Payout
Schwab Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Premier® Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL EMERGING MARKETS AND FUNDAMENTAL INTERNATIONAL are registered service marks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR32959-03

Schwab Taxable Money Funds

Semiannual Report
June 30, 2008

Schwab Government
Money Fundtm

Schwab U.S. Treasury
Money Fundtm

Schwab Value Advantage
Money Fund®

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

Throughout my career I’ve been through many up and down markets, and I’ve always believed that sticking to time-tested principles of investing and a long-term strategy is the best way to endure short-term volatility and economic turbulence. The current turmoil in fixed income and equity markets is no exception.

For the past several months, the financial markets have been struggling to overcome problems that arose initially out of declining home prices and a collapse in the subprime mortgage market, along with larger economic issues including a drop in the value of the dollar globally, heightened risk of inflation, and the threat of recession.

Over the years, these intense market fluctuations have not been the norm, but it is during these periods that many investors can give up on investment fundamentals. Trying to time the market is both difficult and risky. Financial research has shown that a carefully constructed long-term investing plan can help moderate the effects of volatile markets and provide more reliable returns.

A good plan is built on sound, proven principles of investing, such as asset allocation and diversification. Spreading your money across different asset classes, such as stocks, bonds, mutual funds, and cash equivalents can be the most important factor in determining long-term performance and weathering the inevitable ups and downs of the market. In addition, seeking advice from your financial consultant or trusted investment advisor can also be an important part of making informed and smart decisions.

Here at Schwab, our goal is to help you reach your financial goals no matter what the market conditions may be. With funds and services backed by the guidance and support you need—whatever type of investor you are—we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

Schwab Taxable Money Funds 1

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

Over the past six months, the financial markets have experienced price volatility as declining housing valuations, distressed bond markets, rising consumer prices, and an uncertain economic outlook contributed to difficult investment conditions. Financial institutions, particularly banks and their associated debt instruments, were disproportionately affected in this crisis as they incurred credit downgrades and write-downs on assets. As a result, many investors sought investment solutions that offered both capital preservation and liquidity along with safety and quality.

Although declines in the Federal Funds Rate and high demand put downward pressure on yields, the Schwab Money Funds experienced inflows and positive returns during a period when many asset classes had negative flows and returns. Despite general market volatility, we continued to emphasize portfolio due diligence efforts, which included extensive credit quality and security selection checks, seeking to ensure that our funds would continue to deliver on their stated strategies.

During these times of market uncertainty, it is more important than ever to ensure that your portfolio allocations represent your goals and tolerance for risk. Schwab Funds products are developed and managed to meet your increasingly diverse needs. For all of our money market funds, we perform our own ongoing and independent analysis of the creditworthiness of each security purchased, and we have a rigorous and disciplined investment process that emphasizes liquidity, high-quality investments and diversification.

Here at Schwab, we remain committed to helping you manage your wealth no matter what the market conditions may be. We value your business and look forward to serving you in the future.

Thank you for investing with us.

Sincerely,

2 Schwab Taxable Money Funds

The Investment Environment

The U.S. Economy experienced heightened volatility and uncertainty throughout the period as it continued to factor in the impacts felt in the residential mortgage and credit shock that began last year. Bond markets, in particular, suffered in March as deleveraging, downgrades, and writedowns caused many financial institutions to seek new capital infusions and sell positions, further contributing to an already difficult investment environment. Toward the end of the reporting period, the unabated rise in oil, food, and other commodity prices became the primary concern of many investors. In combination with a relatively weak dollar, the rise in prices has been a boon for some investors, but has raised questions about sustainability and the impact of these high prices on current and long-term inflation.

An analysis of significant economic indicators presented mixed messages with regard to fundamentals. While Gross Domestic Product (GDP) expanded at an annual rate of 0.9% in the first quarter and 1.9% in the second quarter, indicating that the economy continued to grow, other figures were less encouraging. In June, consumer confidence slid to 50.4, according to the index maintained by the Conference Board, ebbing in both the first and second quarters this year. Unemployment was also worrisome as it crept up to 5.5%, marking a 22 year high. Headline inflation rose to 4.4% during the period, as the spread between core inflation and inflation including energy and food widened.

Oil and food prices had a substantial impact on investor sentiment and outlook throughout the period, the impacts of which were partially exacerbated by a weak dollar. According to some economists, speculation has driven the price of oil up faster and further than underlying fundamentals would suggest. Prices reached more than $140 per barrel, driven by speculation and currency differences, suggesting that prices may have decoupled from underlying demand. The dollar continued to be weak against other key currencies, such as the Yen and Euro, which has tended to magnify the total effect of higher prices on consumer spending and inflation, because both domestic goods and imports have become simultaneously more expensive.

Price volatility in all corners of the market spurred risk aversion throughout the period, as investors shed higher yielding and riskier assets in favor of securities that offered capital preservation. As the financial outlook for residential and corporate debt remained troublesome, investors shied away from asset-backed and collateralized debt in favor of Government issues or more transparent and less complex securities, such as Treasury bills and Commercial Paper. U.S. Treasuries in particular experienced a surge in demand because their Government backing protects them against default risk. While the demand for Treasuries sent prices up, it brought yields down to very low levels. As a result, the yield spread between short-term Treasuries and other short-term debt instruments widened.

Tepid economic growth, financial turmoil, and rising prices left the Federal Reserve (the Fed) in a precarious position with regard to interest rates. The supply of money (M2) expanded at a mediocre 1.2% rate during the period, an indication that lending remained tight despite Fed action. While the Fed cut rates from 4.25% to 2.00% in an effort to stimulate the economy, the consensus during the Federal Open Market Committee meeting in June was to leave rates unchanged. Many investors saw a pause in rate cuts as an indication that inflationary concerns have caught up with Fed action and that the next monetary policy move would be to tighten.

The implications of interest rate cuts have put downward pressure on yields for short term debt instruments such as Certificates of Deposit and Commercial Paper. In a declining interest rate environment, the yields on money market funds typically track the fall in interest rates and tend to be places of safe haven during price volatility. While money market yields declined during the period, it seemed that investors considered inflationary risk as subordinate to capital preservation and low price volatility.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Taxable Money Funds 3

Fund Management

Linda Klingman, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the funds. She joined the firm in 1990 and has managed money market funds since 1988.

Karen Wiggan, a managing director and portfolio manager of the investment adviser, has been responsible for day-to-day management of the funds since 1999. She joined the firm in 1987 and has worked in fixed-income portfolio management since 1991.

Mike Neitzke, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the management of the funds. He joined the firm in March 2001 and has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the funds. He joined the firm in 2000 and was named to his current position in 2004.

4 Schwab Taxable Money Funds

Fund Summaries

The Schwab Government Money Fund maintained a weighted average maturity (WAM) that was longer on average than its peer group during the period, a stance that benefitted the fund in a falling rate environment. As market uncertainty persisted, we continued to see a preference among investors for securities that offered both liquidity and quality. As a result of the subprime mortgage and credit crisis, which disrupted debt associated with residential housing, there was an increase in discount note issuance. Following these events, the fund increased its allocation to discount notes and subsequently decreased its allocation to repurchase agreements.

The Schwab U.S. Treasury Money Fund maintained a weighted average maturity (WAM) that was longer on average than its peer group. The Treasury market did experience volatility during the period, although not to the same degree as it did last year when the subprime mortgage and credit crisis triggered a rush toward the safety and quality of U.S. Treasuries. Helping to mitigate some of the volatility of last year, the Treasury continued to increase supply. In combination with a number of cash management bills, the Treasury injected supply with the re-introduction of the 1-year bill after a seven year hiatus. U.S. Treasuries are considered to be securities of the highest quality because they are backed by the full faith and credit of the U.S. Government, and are generally seen as a place of safe haven during periods of extreme volatility.

The Schwab Value Advantage Money Fund maintained a weighted average maturity (WAM) that was longer than its peer group on average throughout the reporting period. The yield curve, the relationship between interest rates and the time to maturity for debt, rose in recent months as the Fed signaled a likely halt in rate cuts and investors anticipated future interest rate increases. Seeking debt instruments with relatively longer maturities has benefitted the fund as the yield curve steepened. Additionally, the fund reduced its allocation to asset backed commercial paper (ABCP) as narrowing spreads and decreasing supply made these securities less attractive.

Given this general market volatility, we continued to focus on reviewing and evaluating our SIV exposure during the reporting period. As of June 30, 2008, SIV exposure in the Schwab Value Advantage Money Fund was approximately 1% of the fund’s net assets.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Taxable Money Funds 5

Performance and Fund Facts as of 06/30/08

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Government	U.S. Treasury
	Money Fund	Money Fund	Value Advantage Money Fund

						Institutional
			Investor	Select	Institutional	Prime
			Shares	Shares®	Shares	Sharestm
Ticker Symbol	SWGXX	SWUXX	SWVXX	SWBXX	SWAXX	SNAXX

Seven-Day Yield[1]	1.63%	1.22%	2.29%	2.39%	2.47%	2.50%

Seven-Day Yield—No Waiver[2]	1.60%	1.06%	2.17%	2.27%	2.38%	2.40%

Seven-Day Effective Yield[1]	1.64%	1.23%	2.31%	2.42%	2.50%	2.53%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

	Government	U.S. Treasury	Value Advantage
	Money Fund	Money Fund	Money Fund

Weighted Average Maturity[4]	58 days	65 days	59 days

Credit Quality of Holdings % of portfolio	100% Tier 1	100% Tier 1	99.3% Tier 1

Minimum Initial Investment[3]
Sweep Investments®	*	*	n/a
Investor Shares	n/a	n/a	$25,000
($15,000 for IRA and custodial accounts)
Select Shares®	n/a	n/a	$1,000,000
Institutional Shares	n/a	n/a	$3,000,000
Institutional Prime Sharestm	n/a	n/a	$10,000,000

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab.

[2]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[3]	Please see prospectus for further detail and eligibility requirements.

[4]	Positions that have defaulted as noted in Financial Note 7 are excluded from calculation

*	Subject to the eligibility terms and conditions of your Schwab account agreement.

6 Schwab Taxable Money Funds

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2008 and held through June 30, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/08	at 06/30/08	1/1/08–06/30/08

Schwab Government Money Fundtm
Actual Return	0.71%	$1,000	$1,012.20	$3.55
Hypothetical 5% Return	0.71%	$1,000	$1,021.33	$3.57

Schwab U.S. Treasury Money Fundtm
Actual Return	0.58%	$1,000	$1,009.70	$2.90
Hypothetical 5% Return	0.58%	$1,000	$1,021.98	$2.92

Schwab Value Advantage Money Fund®
Investor Shares
Actual Return	0.43%	$1,000	$1,015.60	$2.15
Hypothetical 5% Return	0.43%	$1,000	$1,022.73	$2.16
Select Shares®
Actual Return	0.33%	$1,000	$1,016.10	$1.65
Hypothetical 5% Return	0.33%	$1,000	$1,023.22	$1.66
Institutional Shares
Actual Return	0.24%	$1,000	$1,016.50	$1.20
Hypothetical 5% Return	0.24%	$1,000	$1,023.67	$1.21
Institutional Prime Sharestm
Actual Return	0.21%	$1,000	$1,016.60	$1.05
Hypothetical 5% Return	0.21%	$1,000	$1,024.36	$1.06

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

Schwab Taxable Money Funds 7

Schwab Government Money Fundtm

Financial Statements

Financial Highlights

	1/1/08–		1/1/07–	1/1/06–	1/1/05–	1/1/04–	1/1/03–
	06/30/08*		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.04	0.04	0.03	0.01	0.00 [1]

Less distributions:
Distributions from net investment income	(0.01)		(0.04)	(0.04)	(0.03)	(0.01)	(0.00)[1]

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	1.22	[2]	4.55	4.37	2.52	0.65	0.48

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.71	[3,4]	0.74	0.75	0.75	0.75	0.75
Gross operating expenses	0.74	[3]	0.75	0.84	0.83	0.83	0.83
Net investment income (loss)	2.39	[3]	4.41	4.31	2.49	0.64	0.49
Net assets, end of period ($ x 1,000,000)	9,573		7,544	3,513	2,471	2,535	2,838

* Unaudited.
1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.74% if additional voluntary waiver had not been included.

8 See financial notes

 Schwab Government Money Fund

Portfolio Holdings as of June 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

87.1%		Federal Agency Securities	8,335,847	8,335,847
16.9%		Other Investments	1,616,529	1,616,529

104.0%		Total Investments	9,952,376	9,952,376
(4	.0)%	Other Assets and Liabilities		(379,516)

100.0%		Net Assets		9,572,860

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Federal Agency Securities 87.1% of net assets

Fixed-Rate Coupon Notes 28.5%
Fannie Mae
2.17%, 07/25/08	225,000	225,226
2.13%, 08/15/08	19,650	19,667
2.57%, 08/15/08	147,200	147,325
2.20%, 01/15/09	46,207	46,950
Federal Home Loan Bank
2.83%, 07/01/08	92,500	92,500
2.14%, 07/08/08	15,000	15,001
2.31%, 07/15/08	18,550	18,552
4.73%, 07/25/08	29,125	29,132
2.23%, 08/14/08	59,800	60,012
2.14%, 08/20/08	100,000	100,363
2.40%, 08/22/08	200,000	200,394
2.15%, 09/03/08	81,430	81,482
2.14%, 09/04/08	20,000	20,014
2.43%, 09/10/08	100,000	100,000
1.80%, 09/19/08	50,000	50,066
2.18%, 09/24/08	100,000	100,000
1.73%, 09/26/08	75,000	75,000
2.45%, 10/10/08	40,000	39,973
2.47%, 10/24/08	27,280	27,459
2.14%, 10/27/08	45,000	45,261
2.32%, 11/14/08	30,000	30,138
2.33%, 12/05/08	30,000	30,004
2.20%, 01/14/09	2,220	2,255
2.19%, 01/15/09	40,000	39,997
2.34%, 01/15/09	40,000	39,997
2.20%, 01/16/09	50,000	50,808
3.05%, 01/29/09	40,000	40,000
2.41%, 02/06/09	30,000	30,026
2.72%, 02/20/09	30,000	30,000
2.98%, 02/27/09	25,000	25,000
2.83%, 03/10/09	40,000	40,000
2.85%, 03/17/09	50,000	50,000
2.52%, 03/24/09	30,000	30,000
2.30%, 04/01/09	30,000	29,974
2.33%, 04/21/09	30,000	30,000
2.45%, 04/29/09	50,000	50,006
2.58%, 04/30/09	30,000	30,000
2.73%, 06/04/09	40,000	40,000
2.73%, 06/10/09	75,000	75,000
2.98%, 06/18/09	30,000	30,000
Freddie Mac
2.13%, 08/14/08	18,620	18,685
2.45%, 09/16/08	200,000	201,015
2.25%, 03/05/09	23,000	23,379
2.41%, 04/07/09	30,000	29,998
2.25%, 04/15/09	68,743	69,334
2.79%, 06/09/09	50,000	50,000
2.90%, 06/12/09	40,000	40,000
3.30%, 06/23/09	40,000	40,000
3.01%, 07/10/09	35,000	35,000

		2,724,993

Fixed-Rate Discount Notes 41.4%
Fannie Mae
2.10%, 07/01/08	38,000	38,000
2.15%, 07/01/08	90,670	90,670
2.15%, 07/02/08	50,000	49,997
2.16%, 07/02/08	50,000	49,997
2.19%, 07/07/08	12,000	11,996
2.12%, 08/01/08	190,428	190,082
2.14%, 08/01/08	3,800	3,793
2.15%, 08/05/08	75,000	74,844
2.17%, 08/08/08	7,640	7,623
2.29%, 08/08/08	10,000	9,976
2.02%, 08/13/08	50,000	49,881
2.19%, 09/02/08	143,750	143,202
2.34%, 09/02/08	100,000	99,592
2.35%, 09/08/08	40,000	39,821
2.40%, 09/17/08	40,000	39,793
2.18%, 09/30/08	30,000	29,836
2.17%, 10/01/08	50,000	49,725
2.36%, 11/04/08	2,000	1,984
2.29%, 11/05/08	7,500	7,440
2.53%, 11/19/08	8,443	8,360
Federal Home Loan Bank
2.13%, 07/23/08	28,000	27,964
2.14%, 07/23/08	112,376	112,230
2.22%, 08/01/08	50,000	49,905
2.21%, 08/06/08	50,000	49,890
2.19%, 08/08/08	100,000	99,770
2.09%, 08/13/08	27,600	27,531
2.10%, 08/13/08	22,223	22,167
2.15%, 08/15/08	100,000	99,732
2.16%, 08/15/08	100,000	99,731
2.31%, 08/15/08	50,000	49,856

See financial notes 9

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

2.22%, 08/20/08	5,100	5,084
2.33%, 08/20/08	17,000	16,945
2.14%, 08/22/08	50,000	49,846
2.22%, 08/22/08	100,000	99,681
2.19%, 08/27/08	30,000	29,896
2.25%, 09/03/08	100,000	99,603
2.38%, 09/12/08	50,000	49,760
2.40%, 09/19/08	100,000	99,470
2.50%, 09/24/08	75,000	74,561
2.33%, 11/07/08	5,382	5,337
2.28%, 11/14/08	40,000	39,658
2.34%, 11/14/08	7,034	6,973
2.55%, 11/17/08	40,000	39,611
2.36%, 11/21/08	50,000	49,537
2.39%, 11/28/08	50,000	49,508
2.08%, 12/15/08	50,000	49,524
2.83%, 02/24/09	30,000	29,449
Freddie Mac
1.95%, 07/01/08	200,000	200,000
2.24%, 07/02/08	100,000	99,994
2.09%, 07/03/08	25,000	24,997
2.11%, 07/07/08	50,000	49,983
2.12%, 07/11/08	16,582	16,572
2.12%, 07/14/08	8,310	8,304
2.12%, 07/21/08	42,000	41,951
2.09%, 08/04/08	100,000	99,804
2.10%, 08/04/08	50,000	49,901
2.14%, 08/04/08	50,000	49,900
1.76%, 08/15/08	75,000	74,836
2.15%, 08/18/08	50,000	49,858
2.17%, 08/25/08	83,967	83,691
1.61%, 08/29/08	100,000	99,738
2.15%, 08/29/08	14,397	14,347
2.15%, 09/09/08	50,000	49,793
2.15%, 09/12/08	50,000	49,784
2.38%, 09/15/08	40,925	40,719
2.40%, 09/15/08	50,000	49,749
2.28%, 09/18/08	5,000	4,975
2.47%, 09/22/08	50,000	49,718
2.18%, 09/25/08	25,000	24,871
2.27%, 09/25/08	37,250	37,050
2.27%, 09/29/08	51,560	51,270
2.42%, 09/29/08	8,000	7,952
2.14%, 11/03/08	41,055	40,754
2.21%, 11/17/08	17,000	16,857
2.29%, 11/24/08	50,000	49,542
2.33%, 12/01/08	50,000	49,511
2.10%, 12/08/08	6,000	5,945
2.70%, 12/15/08	40,000	39,506

		3,961,703

Variable-Rate Coupon Notes 17.2%
Federal Farm Credit Bank
2.30%, 07/16/08	50,000	50,000
Federal Home Loan Bank
2.40%, 07/06/08	50,000	50,000
2.56%, 07/07/08	50,000	50,035
2.53%, 07/08/08	75,000	75,078
2.51%, 07/09/08	120,000	120,096
2.54%, 07/10/08	75,000	75,000
2.56%, 07/11/08	25,000	25,028
2.54%, 07/14/08	50,000	50,000
2.40%, 07/28/08	40,000	39,973
2.68%, 08/05/08	100,000	100,000
2.52%, 08/18/08	50,000	50,000
2.60%, 08/18/08	100,000	100,024
2.53%, 08/19/08	50,000	49,998
2.52%, 08/20/08	75,000	75,000
2.52%, 08/20/08	50,000	50,000
2.50%, 08/23/08	50,000	49,997
2.42%, 08/27/08	75,000	75,009
2.45%, 09/01/08	50,000	49,996
2.44%, 09/04/08	30,000	30,006
2.47%, 09/04/08	100,000	100,000
2.61%, 09/15/08	50,000	49,976
2.64%, 09/26/08	45,000	44,998
Freddie Mac
2.35%, 07/05/08	100,000	100,000
2.37%, 07/08/08	50,000	49,984
2.40%, 07/13/08	14,000	13,998
2.47%, 09/05/08	125,000	124,955

		1,649,151

Total Federal Agency Securities (Cost $8,335,847)		8,335,847

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 16.9% of net assets

Repurchase Agreements 16.9%
Banc Of America Securities L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $714,000
2.55%, issued 06/30/08,
due 07/01/08	700,050	700,000
Credit Suisse Securities (USA) L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $220,867
2.50%, issued 06/30/2008,
due 07/01/08	31,531	31,529
2.26%, issued 03/13/2008,
due 07/07/08	50,364	50,000
2.28%, issued 06/16/2008,
due 07/07/08	50,067	50,000
2.28%, issued 06/13/2008,
due 07/07/08	85,129	85,000
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $714,000
2.70%, issued 06/30/08,
due 07/01/08	700,053	700,000

Total Other Investments (Cost $1,616,529)		1,616,529

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/08, the tax basis cost of the fund’s investments was $9,952,376.

10 See financial notes

 Schwab Government Money Fund

Statement of
Assets and Liabilities
As of June 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$8,335,847
Repurchase agreements, at cost and value	+	1,616,529

Total investments, at cost and value		9,952,376
Receivables:
Interest		33,957
Prepaid expenses	+	87

Total assets		9,986,420

Liabilities
Payables:
Investments bought		407,103
Investment adviser and administrator fees		234
Transfer agent and shareholder services fees		314
Distributions to shareholders	+	5,909

Total liabilities		413,560

Net Assets
Total assets		9,986,420
Total liabilities	–	413,560

Net assets		$9,572,860
Net Assets by Source
Capital received from investors		9,572,960
Net realized capital losses		(100)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$9,572,860		9,574,030		$1.00

See financial notes 11

 Schwab Government Money Fund

Statement of
Operations
For January 1, 2008 through June 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Interest		$143,524

Net Realized Gains and Losses
Net realized losses on investments		(69)

Expenses
Investment adviser and administrator fees		14,980
Transfer agent and shareholder service fees		18,539
Registration fees		420
Shareholder reports		178
Portfolio accounting fees		88
Custodian fees		65
Trustees’ fees		25
Professional fees		22
Other expenses	+	20

Total expenses		34,337
Expense reduction by adviser and Schwab	−	1,249

Net expenses		33,088

Increase (Decrease) in Net Assets from Operations
Total investment income		143,524
Net expenses	−	33,088

Net investment income		110,436
Net realized losses	+	(69)

Increase in net assets from operations		$110,367

12 See financial notes

 Schwab Government Money Fund

Statements of

Changes in Net Assets
For current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/08-06/30/08	1/1/07-12/31/07
Net investment income		$110,436	$213,285
Net realized gains (losses)	+	(69)	11

Increase in net assets from operations		110,367	213,296

Distributions to Shareholders
Distributions from net investment income		110,436	213,285

Transactions in Fund Shares*
Shares sold		25,992,917	24,841,616
Shares reinvested		102,755	210,283
Shares redeemed	+	(24,066,942)	(21,020,623)

Net transactions in fund shares		2,028,730	4,031,276

Net Assets
Beginning of period		7,544,199	3,512,912
Total increase	+	2,028,661	4,031,287

End of period		$9,572,860	$7,544,199

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 13

Schwab U.S. Treasury Money Fundtm

Financial Statements

Financial Highlights

	1/1/08–		1/1/07–	1/1/06–	1/1/05–	1/1/04–	1/1/03–
	06/30/08*		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (Loss) from investment operations:
Net investment income (loss)	0.01		0.04	0.04	0.02	0.01	0.00 [1]

Less distributions:
Distributions from net investment income	(0.01)		(0.04)	(0.04)	(0.02)	(0.01)	(0.00)[1]

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.97	[2]	4.15	4.18	2.36	0.62	0.49

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.58	[3,4]	0.60	0.62	0.64	0.65	0.65
Gross operating expenses	0.74	[3]	0.75	0.83	0.83	0.82	0.82
Net investment income (loss)	1.90	[3]	3.90	4.10	2.32	0.61	0.49
Net assets, end of period ($ x 1,000,000)	12,939		9,967	3,538	3,574	3,811	4,046

* Unaudited.
1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.60% if additional voluntary waiver had not been included.

14 See financial notes

 Schwab U.S. Treasury Money Fund

Portfolio Holdings as of June 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

102.7%		U.S. Government Securities	13,290,840	13,290,840

102.7%		Total Investments	13,290,840	13,290,840
(2	.7)%	Other Assets and Liabilities		(351,999)

100.0%		Net Assets		12,938,841

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Government Securities 102.7% of net assets

Treasury Notes 1.5%
U.S. Treasury Notes
5.00%, 07/31/08	155,955	156,255
4.88%, 08/31/08	18,680	18,733
2.50%, 03/31/09	14,020	14,273

		189,261

U.S. Treasury Bills 101.2%
U.S. Treasury Bills
1.22%, 07/03/08	11,970	11,969
1.33%, 07/03/08	3,300	3,300
1.44%, 07/03/08	25,000	24,998
1.86%, 07/03/08	50,000	49,995
2.30%, 07/03/08	33,115	33,110
2.35%, 07/03/08	50,000	49,994
3.02%, 07/03/08	14,400	14,398
3.38%, 07/03/08	200,000	199,963
3.44%, 07/03/08	94,005	93,987
1.14%, 07/10/08	50,000	49,960
1.25%, 07/10/08	50,000	49,984
1.26%, 07/10/08	50,000	49,984
1.32%, 07/10/08	115,000	114,962
1.33%, 07/10/08	85,000	84,972
1.35%, 07/10/08	75,000	74,975
1.42%, 07/10/08	50,000	49,982
1.85%, 07/10/08	150,000	149,931
1.86%, 07/10/08	1,200	1,199
1.93%, 07/10/08	100,000	99,952
1.99%, 07/10/08	100,000	99,950
3.02%, 07/10/08	125,000	124,907
3.04%, 07/10/08	50,000	49,963
3.10%, 07/10/08	35,000	34,973
3.18%, 07/10/08	50,000	49,961
1.01%, 07/17/08	200,000	199,910
1.06%, 07/17/08	100,000	99,953
1.12%, 07/17/08	200,000	199,900
1.20%, 07/17/08	50,000	49,974
1.32%, 07/17/08	375	375
1.35%, 07/17/08	575	575
2.10%, 07/17/08	2,205	2,203
3.02%, 07/17/08	50,000	49,934
3.03%, 07/17/08	250,000	249,669
1.31%, 07/24/08	40,000	39,967
1.35%, 07/24/08	125,000	124,893
1.37%, 07/24/08	50,000	49,957
1.38%, 07/24/08	50,000	49,956
1.40%, 07/24/08	28,810	28,784
1.56%, 07/24/08	100,000	99,901
1.58%, 07/24/08	150,000	149,849
1.86%, 07/24/08	300,000	299,645
2.89%, 07/24/08	169,735	169,426
1.08%, 07/31/08	100,000	99,910
1.21%, 07/31/08	225,000	224,775
1.22%, 07/31/08	20,000	19,980
1.39%, 07/31/08	50,000	49,942
1.43%, 07/31/08	203,070	202,830
1.75%, 07/31/08	29,375	29,332
1.80%, 07/31/08	150,000	149,790
2.36%, 07/31/08	100,000	99,805
1.06%, 08/07/08	100,000	99,891
1.19%, 08/07/08	100,000	99,879
1.27%, 08/07/08	75,000	74,903
1.54%, 08/07/08	50,000	49,921
1.56%, 08/07/08	15,925	15,899
1.62%, 08/07/08	100,000	99,835
1.64%, 08/07/08	1,905	1,902
1.77%, 08/07/08	50,000	49,910
1.87%, 08/07/08	2,665	2,660
1.18%, 08/14/08	50,000	49,929
1.20%, 08/14/08	200,000	199,709
1.37%, 08/14/08	50,000	49,917
1.40%, 08/14/08	100,000	99,829
1.43%, 08/14/08	65,000	64,887
1.47%, 08/14/08	50,000	49,911
1.67%, 08/14/08	50,000	49,898
1.75%, 08/14/08	50,000	49,894
1.87%, 08/14/08	50,000	49,886
1.22%, 08/21/08	100,000	99,829
1.25%, 08/21/08	50,000	49,912
1.33%, 08/21/08	22,380	22,338
1.71%, 08/21/08	45,365	45,256
1.83%, 08/21/08	100,000	99,742
1.25%, 08/28/08	300,000	299,401
1.35%, 08/28/08	100,000	99,783
1.41%, 08/28/08	50,000	49,887
1.45%, 08/28/08	3,640	3,632
1.47%, 08/28/08	50,000	49,882
1.52%, 08/28/08	175,000	174,573
1.80%, 08/28/08	12,865	12,828

See financial notes 15

 Schwab U.S. Treasury Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

1.90%, 08/28/08	30,065	29,973
1.13%, 09/04/08	75,000	74,848
1.60%, 09/04/08	50,000	49,857
1.62%, 09/04/08	50,000	49,855
1.73%, 09/04/08	60,000	59,814
1.74%, 09/04/08	30,595	30,499
1.81%, 09/04/08	50,000	49,838
1.83%, 09/04/08	215,975	215,265
1.86%, 09/04/08	27,425	27,333
1.88%, 09/04/08	100,000	99,662
1.94%, 09/04/08	50,000	49,826
1.06%, 09/11/08	200,000	199,580
1.57%, 09/11/08	50,000	49,844
1.59%, 09/11/08	75,000	74,763
1.61%, 09/11/08	100,000	99,680
1.85%, 09/11/08	300,000	298,896
1.86%, 09/11/08	41,410	41,257
1.91%, 09/11/08	8,490	8,458
1.65%, 09/18/08	200,000	199,280
1.85%, 09/18/08	17,160	17,091
1.87%, 09/18/08	150,000	149,388
1.88%, 09/18/08	200,000	199,181
1.91%, 09/18/08	200,000	199,166
1.98%, 09/18/08	150,000	149,352
1.99%, 09/18/08	151,400	150,742
2.00%, 09/18/08	145,000	144,366
2.06%, 09/18/08	100,000	99,550
1.31%, 09/25/08	100,000	99,689
1.50%, 09/25/08	3,105	3,094
1.52%, 09/25/08	71,505	71,243
1.56%, 09/25/08	292,550	291,472
1.57%, 09/25/08	50,000	49,814
1.84%, 09/25/08	10,525	10,479
1.86%, 09/25/08	335,000	333,515
1.51%, 10/02/08	191,460	190,718
1.55%, 10/02/08	34,620	34,483
1.91%, 10/02/08	200,000	199,039
1.44%, 10/09/08	3,920	3,904
1.46%, 10/09/08	100,000	99,599
1.51%, 10/09/08	50,000	49,792
1.57%, 10/09/08	50,000	49,784
1.61%, 10/09/08	50,000	49,778
1.37%, 10/16/08	50,000	49,797
1.42%, 10/16/08	40,000	39,833
1.47%, 10/16/08	100,000	99,566
1.48%, 10/16/08	20,895	20,804
1.49%, 10/16/08	40,000	39,825
1.64%, 10/16/08	50,000	49,759
1.64%, 10/23/08	50,000	49,742
1.67%, 10/23/08	30,000	29,843
1.69%, 10/23/08	50,000	49,734
1.72%, 10/30/08	200,000	198,857
1.73%, 11/06/08	40,000	39,757
1.76%, 11/06/08	50,000	49,691
2.03%, 11/06/08	7,135	7,084
2.11%, 11/06/08	6,285	6,238
2.12%, 11/06/08	50,000	49,627
1.77%, 11/13/08	50,000	49,672
1.87%, 11/13/08	50,000	49,653
1.96%, 11/13/08	100,000	99,269
2.10%, 11/13/08	100,000	99,220
2.14%, 11/13/08	45,055	44,697
1.91%, 11/20/08	50,000	49,627
1.94%, 11/28/08	76,440	75,828
2.00%, 11/28/08	75,000	74,381
1.94%, 12/04/08	200,000	198,336
1.95%, 12/04/08	50,000	49,580
1.96%, 12/04/08	50,000	49,580
1.97%, 12/04/08	94,950	94,148
2.01%, 12/11/08	150,000	148,651
2.02%, 12/11/08	50,000	49,547
2.07%, 12/11/08	50,000	49,536
2.27%, 12/18/08	40,000	39,576
2.28%, 12/18/08	100,000	98,937
2.29%, 12/18/08	75,000	74,200
2.38%, 12/18/08	100,000	98,890

		13,101,579

Total U.S. Government Securities (Cost $13,290,840)		13,290,840

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/08, the tax basis cost of the fund’s investments was $13,290,840.

16 See financial notes

 Schwab U.S. Treasury Money Fund

Statement of
Assets and Liabilities
As of June 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$13,290,840
Receivables:
Interest	+	3,719

Total assets		13,294,559

Liabilities
Payables:
Investments bought		348,829
Investment adviser and administrator fees		160
Transfer agent and shareholder services fees		424
Distributions to shareholders		6,080
Accrued expenses	+	225

Total liabilities		355,718

Net Assets
Total assets		13,294,559
Total liabilities	–	355,718

Net assets		$12,938,841
Net Assets by Source
Capital received from investors		12,939,092
Net realized capital losses		(251)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$12,938,841		12,939,301		$1.00

See financial notes 17

 Schwab U.S. Treasury Money Fund

Statement of
Operations
For January 1, 2008 through June 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Interest		$154,339

Net Realized Gains and Losses
Net realized gains on investments		215

Expenses
Investment adviser and administrator fees		19,898
Transfer agent and shareholder service fees		25,007
Registration fees		628
Portfolio accounting fees		107
Shareholder reports		105
Custodian fees		82
Trustees’ fees		28
Professional fees		26
Other expenses	+	26

Total expenses		45,907
Expense reduction by adviser and Schwab	−	9,961
Custody credits	−	2

Net expenses		35,944

Increase (Decrease) in Net Assets from Operations
Total investment income		154,339
Net expenses	−	35,944

Net investment income		118,395
Net realized gains	+	215

Increase in net assets from operations		$118,610

18 See financial notes

 Schwab U.S. Treasury Money Fund

Statements of

Changes in Net Assets
For current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/08-06/30/08	1/1/07-12/31/07
Net investment income		$118,395	$206,325
Net realized gains	+	215	605

Increase in net assets from operations		118,610	206,930

Distributions to Shareholders
Distributions from net investment income		118,395	206,325

Transactions in Fund Shares*
Shares sold		25,128,028	27,832,003
Shares reinvested		110,675	203,898
Shares redeemed	+	(22,267,051)	(21,607,350)

Net transactions in fund shares		2,971,652	6,428,551

Net Assets
Beginning of period		9,966,974	3,537,818
Total increase	+	2,971,867	6,429,156

End of period		$12,938,841	$9,966,974

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 19

Schwab Value Advantage Money Fund®

Financial Statements

Financial Highlights

	1/1/08–		1/1/07–	1/1/06–	1/1/05–	1/1/04–	1/1/03–
Investor Shares	06/30/08*		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.02		0.05	0.05	0.03	0.01	0.01

Less distributions:
Distributions from net investment income	(0.02)		(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	1.56	[1]	5.01	4.72	2.86	0.98	0.80

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.43	[2,3]	0.45	0.45	0.45	0.45	0.45
Gross operating expenses	0.54	[2]	0.55	0.57	0.56	0.56	0.55
Net investment income (loss)	3.10	[2]	4.89	4.65	2.83	0.97	0.81
Net assets, end of period ($ x 1,000,000)	45,124		43,248	33,206	24,112	23,365	28,860

	1/1/08–		1/1/07–	1/1/06–	1/1/05–	1/1/04–	2/28/03[4]–
Select Shares	06/30/08*		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income (loss)	0.02		0.05	0.05	0.03	0.01	0.01

Less distributions:
Distributions from net investment income	(0.02)		(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	1.61	[1]	5.12	4.82	2.96	1.09	0.72	[1]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.33	[2,3]	0.35	0.35	0.35	0.35	0.35	[2]
Gross operating expenses	0.44	[2]	0.45	0.53	0.56	0.56	0.55	[2]
Net investment income (loss)	3.20	[2]	4.99	4.79	3.03	1.10	0.83	[2]
Net asset, end of period ($ x 1,000,000)	7,776		7,453	5,158	2,325	1,209	1,013

* Unaudited.
1 Not annualized.
2 Annualized.
3 The ratio of net operating expenses would have been 0.45% and 0.35%, respectively, if additional voluntary waiver had not been included.
4 Commencement of operations.

20 See financial notes

Financial Highlights continued

	1/1/08–		1/1/07–	1/1/06–	1/1/05–	1/1/04–	1/1/03–
Institutional Shares	06/30/08*		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.02		0.05	0.05	0.03	0.01	0.01

Less distributions:
Distributions from net investment income	(0.02)		(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	1.65	[1]	5.23	4.94	3.08	1.20	1.01

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.24	[2]	0.24	0.24	0.24	0.24	0.24
Gross operating expenses	0.33	[2]	0.34	0.49	0.56	0.56	0.55
Net investment income (loss)	3.28	[2]	5.10	4.90	3.11	1.20	1.00
Net assets, end of period ($ x 1,000,000)	5,247		4,748	3,817	1,929	1,054	720

	1/1/08–		1/1/07–	10/5/06[3]–
Institutional Prime Shares	06/30/08*		12/31/07	12/31/06

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.02		0.05	0.01

Less Distributions From:
Distributions from net investment income	(0.02)		(0.05)	(0.01)

Net asset value at end of period	1.00		1.00	1.00

Total return (%)	1.66	[1]	5.26	1.25	[1]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21	[2]	0.21	0.21	[2]
Gross operating expenses	0.31	[2]	0.32	0.36	[2]
Net investment income (loss)	3.39	[2]	5.12	5.18	[2]
Net assets, end of period ($ x 1,000,000)	2,916		4,235	1,693

* Unaudited.
1 Not annualized.
2 Annualized.
3 Commencement of operations.

See financial notes 21

 Schwab Value Advantage Money Fund

Portfolio Holdings as of June 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

89.7%		Fixed-Rate Obligations	54,730,697	54,730,697
7.0%		Variable-Rate Obligations	4,288,753	4,288,753
4.0%		Other Investments	2,441,935	2,441,935

100.7%		Total Investments	61,461,385	61,461,385
(0	.7)%	Other Assets and Liabilities		(398,911)

100.0%		Net Assets		61,062,474

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 89.7% of net assets

Bank Notes 1.9%
Bank of America, N.A.
2.95%, 07/18/08	868,000	868,000
2.68%, 08/08/08	75,000	75,000
2.51%, 09/23/08	183,000	183,000
2.74%, 10/09/08	21,000	21,000

		1,147,000

Certificates of Deposit 42.5%
ABN AMRO Bank N.V.
3.00%, 07/22/08	149,000	149,000
3.04%, 07/25/08	186,000	186,000
2.39%, 08/19/08	24,000	24,000
2.80%, 11/12/08	200,000	200,000
2.85%, 11/17/08	30,000	29,994
3.13%, 12/16/08	75,000	75,003
Allied Irish Bank PLC
3.00%, 07/30/08	160,000	160,001
2.72%, 09/09/08	10,000	10,000
Australia & New Zealand Banking Group Ltd.
2.87%, 07/01/08	142,000	142,000
2.55%, 07/24/08	115,000	115,000
2.55%, 08/21/08	162,000	162,000
2.56%, 08/28/08	110,000	110,000
2.65%, 09/10/08	100,000	100,000
2.50%, 09/26/08	160,000	160,000
2.90%, 12/10/08	24,000	24,000
Banco Bilbao Vizcaya Argentaria S.A.
2.76%, 07/11/08	55,000	55,000
3.00%, 07/23/08	39,000	39,000
2.94%, 08/26/08	44,000	44,000
2.65%, 09/02/08	495,000	495,004
2.81%, 09/19/08	32,000	32,000
2.53%, 09/24/08	60,000	60,000
2.70%, 10/08/08	50,000	50,001
2.70%, 10/15/08	47,000	47,000
3.20%, 12/19/08	61,000	61,000
Banco Santander Central Hispano S.A.
4.25%, 07/10/08	550,000	550,000
4.18%, 07/15/08	149,000	149,001
Bank of Montreal
3.10%, 07/29/08	211,000	211,000
Bank of Scotland PLC
2.98%, 08/29/08	117,000	117,000
3.10%, 10/22/08	48,000	48,058
Bank of Tokyo Mitsubishi UFJ Ltd.
2.53%, 07/30/08	100,000	100,000
2.53%, 07/31/08	170,000	170,000
2.64%, 08/19/08	330,000	330,000
2.64%, 08/28/08	17,000	17,000
2.65%, 08/28/08	83,000	83,000
Barclays Bank PLC
3.70%, 07/22/08	14,000	14,000
2.88%, 07/30/08	68,000	68,000
3.12%, 07/31/08	65,000	65,000
2.71%, 08/07/08	125,000	125,000
2.45%, 08/18/08	50,000	50,000
2.96%, 08/22/08	96,000	96,000
2.75%, 09/10/08	125,000	125,000
2.68%, 09/15/08	215,000	215,000
3.10%, 10/20/08	365,000	365,000
2.99%, 12/11/08	32,000	32,000
3.35%, 01/26/09	125,000	125,000
2.85%, 03/10/09	317,000	317,000
BNP Paribas
2.57%, 08/07/08	25,000	25,047
2.70%, 09/04/08	430,000	430,000
2.70%, 09/05/08	240,000	240,000
2.70%, 09/09/08	245,000	245,000
2.65%, 09/29/08	238,000	238,000
2.69%, 09/30/08	46,000	46,000
2.62%, 10/02/08	271,000	271,000
2.74%, 10/21/08	100,000	100,000
3.09%, 11/06/08	24,000	23,973
3.15%, 12/19/08	21,000	21,000
3.15%, 12/22/08	15,000	15,000
3.14%, 12/23/08	160,000	160,000
3.10%, 01/02/09	375,000	375,005
3.05%, 01/02/09	200,000	200,000
Branch Banking & Trust
2.70%, 11/06/08	156,000	156,000
Calyon
2.95%, 07/18/08	25,000	25,000
2.99%, 07/22/08	12,000	12,000
2.72%, 10/15/08	24,000	24,000

22 See financial notes

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Citibank, N.A.
2.88%, 07/07/08	146,000	146,000
2.74%, 08/06/08	120,000	120,000
2.70%, 08/08/08	323,000	323,000
2.73%, 08/13/08	100,000	100,000
2.40%, 08/19/08	150,000	150,000
2.65%, 08/20/08	215,000	215,000
2.94%, 09/03/08	100,000	100,000
2.70%, 10/14/08	768,000	768,000
Commonwealth Bank of Australia
2.55%, 07/15/08	332,000	332,000
3.00%, 07/23/08	200,000	200,000
Credit Agricole S.A.
3.11%, 07/01/08	440,000	440,000
3.70%, 07/22/08	26,000	26,001
2.72%, 08/01/08	150,000	150,000
2.64%, 10/03/08	475,000	475,000
3.26%, 12/19/08	230,000	230,005
3.28%, 12/19/08	79,000	79,000
3.24%, 01/20/09	74,000	74,002
Credit Suisse
4.23%, 07/08/08	50,000	50,000
Depfa Bank PLC
3.14%, 12/15/08	24,000	24,000
DnB NOR Bank ASA
2.97%, 07/30/08	13,000	13,000
Fortis Bank
2.70%, 09/11/08	130,000	130,001
2.40%, 09/22/08	479,000	479,000
HSBC Bank PLC
3.07%, 07/28/08	109,000	109,000
3.10%, 07/31/08	51,000	51,000
3.15%, 12/30/08	67,000	67,013
3.18%, 12/30/08	124,000	124,006
ING Bank N.V.
4.56%, 07/09/08	139,000	139,000
3.06%, 07/30/08	115,000	115,000
2.77%, 08/12/08	125,000	125,000
2.73%, 09/17/08	210,000	210,000
2.87%, 11/04/08	90,000	90,000
2.92%, 12/04/08	165,000	165,000
2.97%, 12/10/08	240,000	240,000
Intesa Sanpaolo
2.93%, 07/21/08	170,000	170,000
2.84%, 07/21/08	299,000	299,002
3.01%, 07/23/08	100,000	100,000
2.81%, 08/07/08	32,000	32,000
2.68%, 08/19/08	189,000	189,000
2.96%, 08/25/08	50,000	50,000
2.66%, 09/02/08	65,000	65,000
2.70%, 09/18/08	127,000	127,000
2.50%, 09/25/08	45,000	45,000
KBC Bank N.V.
3.00%, 07/22/08	137,000	137,000
Lloyds TSB Bank PLC
2.60%, 08/01/08	10,000	10,000
2.58%, 11/13/08	615,000	615,000
Mitsubishi UFJ Trust & Banking Corp.
2.57%, 07/29/08	100,000	100,000
2.74%, 09/11/08	98,000	98,000
Mizuho Corporate Bank Ltd.
2.61%, 07/01/08	250,000	250,000
2.67%, 07/21/08	230,000	230,000
2.65%, 07/21/08	95,000	95,001
2.63%, 07/21/08	105,000	105,001
2.67%, 07/22/08	260,000	260,000
National Australia Bank Ltd.
3.00%, 07/23/08	42,000	42,000
2.92%, 07/31/08	589,000	589,000
2.70%, 08/08/08	235,000	235,000
2.72%, 08/11/08	73,000	73,000
Nordea Bank Finland PLC
2.52%, 12/17/08	25,000	25,000
2.52%, 12/18/08	329,000	329,000
3.22%, 03/31/09	40,000	40,002
Royal Bank of Scotland PLC
2.64%, 09/30/08	218,000	218,000
2.80%, 11/07/08	355,000	355,000
2.94%, 12/11/08	10,000	10,001
3.24%, 12/18/08	42,000	42,000
Skandinaviska Enskilda Banken AB
3.00%, 08/26/08	36,000	36,000
2.50%, 09/23/08	135,000	135,000
2.79%, 10/06/08	149,000	149,002
Societe Generale
4.60%, 07/08/08	50,000	50,000
2.95%, 07/16/08	238,000	238,000
2.95%, 07/17/08	19,000	19,000
2.73%, 08/22/08	30,000	30,000
3.05%, 08/27/08	46,000	46,000
2.73%, 09/19/08	131,000	131,000
2.72%, 09/29/08	87,000	87,000
2.93%, 10/28/08	314,000	314,000
State Street Bank & Trust
2.71%, 10/07/08	350,000	350,000
2.71%, 10/15/08	100,000	100,000
Sumitomo Mitsui Banking Corp.
2.54%, 07/08/08	126,000	126,000
2.54%, 07/17/08	150,000	150,000
2.56%, 07/17/08	45,000	45,000
2.62%, 08/12/08	55,000	55,000
2.71%, 08/18/08	213,000	213,000
2.72%, 08/18/08	15,000	15,000
2.72%, 08/21/08	275,000	275,000
2.80%, 09/17/08	50,000	50,000
Sumitomo Trust & Banking Co.
4.36%, 07/08/08	31,000	31,000
5.12%, 07/14/08	30,000	30,000
2.58%, 07/15/08	46,000	46,000
3.08%, 07/25/08	50,000	50,000
Svenska Handelsbanken AB
2.79%, 10/09/08	15,000	15,088
3.08%, 12/30/08	320,000	320,008
Toronto Dominion Bank
2.60%, 08/29/08	300,000	300,000
2.85%, 11/05/08	181,000	181,000
3.11%, 12/30/08	20,000	20,000
3.20%, 01/15/09	46,000	46,000
3.21%, 01/22/09	275,000	275,000
3.40%, 03/18/09	60,000	60,000
UBS AG
3.08%, 07/11/08	10,000	10,002
2.81%, 09/16/08	245,000	245,000
2.72%, 09/29/08	197,000	197,002
2.82%, 10/15/08	160,000	160,002
2.94%, 10/16/08	142,000	142,000

See financial notes 23

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

3.01%, 10/17/08	25,000	25,000
Unicredito Italiano S.p.A.
3.13%, 07/30/08	10,000	10,000
2.74%, 08/11/08	88,000	88,001
2.90%, 10/21/08	220,000	220,007
2.88%, 11/19/08	45,000	45,000
2.96%, 12/05/08	387,000	387,000
Union Bank of California
3.04%, 07/07/08	54,000	54,000
2.96%, 08/28/08	100,000	100,000
2.71%, 09/10/08	91,000	90,999
2.74%, 10/16/08	93,000	93,000
Westpac Banking Corp.
2.98%, 08/27/08	245,000	245,000
2.71%, 11/06/08	328,000	328,000
2.60%, 11/13/08	47,000	47,000

		25,978,233

Commercial Paper & Other Corporate Obligations 30.1%
Alpine Securitization Corp.
2.70%, 07/01/08 (a)(b)(c)	400,000	400,000
2.58%, 07/11/08 (a)(b)(c)	136,000	135,903
Amstel Funding Corp.
3.02%, 07/02/08 (b)(c)	100,000	99,992
3.00%, 08/19/08 (b)(c)	5,000	4,980
2.99%, 09/16/08 (b)(c)	10,000	9,936
3.07%, 09/23/08 (b)(c)	70,000	69,502
Anglo Irish Bank
4.46%, 07/02/08 (c)	20,000	19,998
ANZ National (Int’l) Ltd.
2.75%, 07/03/08 (a)	170,000	169,974
3.04%, 10/21/08 (a)	38,000	37,647
Atlantic Asset Securitization, L.L.C.
2.60%, 07/01/08 (a)(b)(c)	45,000	45,000
2.61%, 07/08/08 (a)(b)(c)	100,000	99,949
2.61%, 07/10/08 (a)(b)(c)	115,000	114,925
2.56%, 07/10/08 (a)(b)(c)	30,000	29,981
2.66%, 07/11/08 (a)(b)(c)	260,000	259,809
2.66%, 07/17/08 (a)(b)(c)	65,000	64,923
Atlantis One Funding Corp.
2.56%, 07/03/08 (b)(c)	140,000	139,980
2.85%, 09/12/08 (b)(c)	330,000	328,106
2.89%, 09/24/08 (b)(c)	200,000	198,645
Australia & New Zealand Banking Group Ltd.
3.16%, 12/17/08	119,000	117,263
Bank of America Corp.
2.99%, 07/28/08	300,000	299,336
2.83%, 08/26/08	600,000	597,394
2.74%, 10/10/08	150,000	148,862
2.73%, 11/03/08	815,000	807,359
3.02%, 11/24/08	285,000	281,556
Bank of Ireland
3.11%, 07/01/08 (c)	116,000	116,000
2.91%, 07/08/08 (c)	65,000	64,964
2.82%, 07/17/08 (c)	138,000	137,828
3.07%, 07/24/08 (c)	35,000	34,932
Bank of Scotland PLC
2.80%, 08/08/08	335,000	334,019
Barclays US Funding Corp.
3.05%, 08/25/08 (a)	88,000	87,596
Cancara Asset Securitization, L.L.C.
2.56%, 07/03/08 (a)(b)(c)	39,000	38,994
2.84%, 07/15/08 (a)(b)(c)	110,000	109,879
3.04%, 07/21/08 (a)(b)(c)	65,000	64,891
3.20%, 07/23/08 (a)(b)(c)	78,000	77,850
3.04%, 07/24/08 (a)(b)(c)	10,000	9,981
3.03%, 07/25/08 (a)(b)(c)	60,000	59,880
2.89%, 09/15/08 (a)(b)(c)	155,000	154,061
2.92%, 09/25/08 (a)(b)(c)	100,000	99,307
Catholic Health Initiative Series A
2.95%, 09/17/08	25,112	25,112
CBA (Delaware) Finance, Inc.
2.72%, 07/07/08 (a)	50,000	49,978
2.72%, 07/09/08 (a)	200,000	199,880
2.57%, 08/21/08 (a)	97,000	96,650
Chariot Funding, L.L.C.
2.60%, 07/01/08 (a)(b)(c)	98,000	98,000
2.75%, 08/25/08 (a)(b)(c)	95,000	94,602
Citigroup Funding, Inc.
3.01%, 07/08/08 (a)	87,000	86,950
2.95%, 07/11/08 (a)	110,000	109,911
2.95%, 07/14/08 (a)	100,000	99,894
2.70%, 07/22/08 (a)	43,000	42,933
3.12%, 07/25/08 (a)	168,000	167,655
3.12%, 07/29/08 (a)	250,000	249,401
2.85%, 10/01/08 (a)	25,000	24,820
2.84%, 10/01/08 (a)	41,000	40,705
2.86%, 10/09/08 (a)	92,000	91,276
Dakota CP Notes of Citibank Credit Card Issuance Trust
2.91%, 10/06/08 (b)(c)	60,000	59,534
DePfa Bank PLC
2.79%, 11/04/08 (c)	100,000	99,034
DnB NOR Bank ASA
3.00%, 08/22/08	50,000	49,786
2.72%, 10/09/08	130,000	129,031
2.70%, 10/09/08	39,000	38,712
2.90%, 12/09/08	109,000	107,606
2.53%, 12/15/08	159,000	157,167
Gemini Securitization Corp., L.L.C.
2.61%, 07/03/08 (a)(b)(c)	101,171	101,156
2.61%, 07/07/08 (a)(b)(c)	75,211	75,178
2.61%, 07/08/08 (a)(b)(c)	50,144	50,119
2.58%, 07/10/08 (a)(b)(c)	135,000	134,913
2.58%, 07/11/08 (a)(b)(c)	112,000	111,920
2.68%, 07/25/08 (a)(b)(c)	59,000	58,895
2.69%, 08/01/08 (a)(b)(c)	49,000	48,887
2.74%, 08/15/08 (a)(b)(c)	81,000	80,724
2.89%, 09/23/08 (a)(b)(c)	140,000	139,062
General Electric Capital Corp.
2.25%, 08/14/08	421,000	419,853
2.22%, 08/15/08	250,000	249,313
2.77%, 08/28/08	265,000	263,834
2.20%, 09/16/08	155,000	154,277
2.85%, 11/18/08	340,000	336,271
2.98%, 12/22/08	340,000	335,185
2.96%, 12/22/08	160,000	157,742
General Electric Capital Services
2.25%, 08/14/08	84,000	83,771
2.78%, 08/28/08	107,000	106,528
2.20%, 09/16/08	90,000	89,580
Greenwich Capital Holdings, Inc.
4.33%, 07/09/08 (a)	225,000	224,788
HSBC USA, Inc.
2.53%, 07/29/08	180,000	179,648
3.11%, 12/29/08	32,000	31,508

24 See financial notes

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

ING (U.S.) Funding, L.L.C.
2.88%, 07/11/08 (a)	100,000	99,921
K2 (USA), L.L.C., (SIV)
5.42%, 07/15/08 (b)(c)(d)	44,000	44,000
KBC Financial Products International, Ltd.
3.02%, 08/13/08 (a)(c)	25,000	24,911
2.77%, 09/15/08 (a)(c)	70,000	69,597
Kitty Hawk Funding Corp.
2.61%, 07/14/08 (a)(b)(c)	106,000	105,900
Mont Blanc Capital Corp.
2.63%, 07/03/08 (a)(b)(c)	70,000	69,990
2.69%, 07/11/08 (a)(b)(c)	20,000	19,985
2.78%, 07/14/08 (a)(b)(c)	63,000	62,937
2.59%, 07/24/08 (a)(b)(c)	89,000	88,853
2.61%, 07/24/08 (a)(b)(c)	81,844	81,708
2.80%, 08/05/08 (a)(b)(c)	23,119	23,057
Nationwide Building Society U.S.
3.07%, 07/29/08	230,000	229,458
2.80%, 09/10/08	150,000	149,183
Old Line Funding, L.L.C.
2.54%, 07/02/08 (a)(b)(c)	100,000	99,993
2.66%, 07/14/08 (a)(b)(c)	45,183	45,140
2.55%, 07/24/08 (a)(b)(c)	39,888	39,823
2.76%, 08/04/08 (a)(b)(c)	53,000	52,862
Park Avenue Receivables Co., L.L.C.
2.60%, 07/01/08 (a)(b)(c)	150,000	150,000
2.75%, 07/08/08 (a)(b)(c)	45,000	44,976
Picaros Funding, L.L.C.
3.08%, 07/21/08 (a)(b)(c)	123,000	122,792
2.86%, 08/26/08 (a)(b)(c)	200,000	199,113
Royal Bank of Scotland PLC
3.01%, 08/26/08	18,000	17,917
2.73%, 09/10/08	100,000	99,468
2.83%, 11/10/08	160,000	158,363
Reckitt Benckiser Treasury Services PLC
2.61%, 08/04/08 (a)(c)	29,000	28,929
2.67%, 08/22/08 (a)(c)	75,000	74,713
2.73%, 08/29/08 (a)(c)	60,000	59,734
2.92%, 09/26/08 (a)(c)	14,000	13,902
San Paolo IMI U.S. Financial Co.
2.59%, 07/22/08 (a)	77,000	76,884
Santander Central Hispano Finance (Delaware), Inc.
2.68%, 09/12/08 (a)	60,000	59,678
Sheffield Receivables Corp.
2.94%, 07/01/08 (a)(b)(c)	15,000	15,000
2.71%, 07/17/08 (a)(b)(c)	180,500	180,283
2.73%, 07/22/08 (a)(b)(c)	110,000	109,825
2.63%, 07/23/08 (a)(b)(c)	115,000	114,816
2.74%, 07/24/08 (a)(b)(c)	120,000	119,791
2.68%, 08/12/08 (a)(b)(c)	100,000	99,689
2.82%, 09/05/08 (a)(b)(c)	100,000	99,487
Skandinaviska Enskilda Banken AB
3.10%, 07/30/08	15,000	14,963
2.96%, 10/30/08	55,000	54,460
Solitaire Funding, L.L.C.
3.10%, 07/07/08 (a)(b)(c)	59,000	58,970
2.59%, 07/24/08 (a)(b)(c)	77,000	76,873
3.04%, 07/24/08 (a)(b)(c)	92,000	91,822
3.02%, 07/30/08 (a)(b)(c)	185,000	184,553
2.80%, 09/08/08 (a)(b)(c)	18,000	17,904
2.97%, 09/18/08 (a)(b)(c)	180,000	178,835
2.90%, 11/04/08 (a)(b)(c)	50,000	49,499
Stadshypotek Delaware, Inc.
2.84%, 11/07/08 (a)(c)	170,000	168,294
Swedbank AB
3.06%, 08/20/08	7,000	6,971
2.70%, 08/27/08	14,000	13,941
2.75%, 09/15/08	288,000	286,352
2.96%, 09/26/08	21,000	20,851
2.85%, 11/12/08	6,000	5,937
Thames Asset Global Securtisation No. 1, Inc.
2.77%, 07/07/08 (a)(b)(c)	10,000	9,995
2.60%, 07/09/08 (a)(b)(c)	31,000	30,982
2.76%, 07/17/08 (a)(b)(c)	76,000	75,907
2.77%, 08/06/08 (a)(b)(c)	43,218	43,099
Thunder Bay Funding, L.L.C.
2.66%, 07/24/08 (a)(b)(c)	80,000	79,865
2.55%, 07/24/08 (a)(b)(c)	165,336	165,068
2.89%, 09/22/08 (a)(b)(c)	42,887	42,603
Ticonderoga Funding, L.L.C.
2.59%, 07/14/08 (a)(b)(c)	55,000	54,949
2.59%, 07/17/08 (a)(b)(c)	96,000	95,890
UBS Finance (Delaware), Inc.
5.09%, 07/07/08 (a)	239,000	238,805
2.84%, 09/12/08 (a)	308,000	306,238
2.75%, 09/12/08 (a)	108,000	107,403
2.80%, 09/15/08 (a)	22,000	21,871
2.77%, 10/10/08 (a)	46,000	45,646
UniCredit Bank (Ireland) PLC
4.63%, 07/03/08 (a)(c)	11,000	10,997
3.31%, 12/18/08 (a)(c)	19,000	18,708
Variable Funding Capital Corp.
2.82%, 09/25/08 (a)(b)(c)	115,000	114,231
2.85%, 09/29/08 (a)(b)(c)	279,000	277,026
2.84%, 09/30/08 (a)(b)(c)	125,000	124,109
Westpac Banking Corp.
2.74%, 07/09/08 (c)	50,000	49,970
Westpac Securities NZ Ltd.
2.74%, 09/11/08 (a)(c)	136,000	135,266
2.53%, 12/15/08 (a)(c)	30,000	29,655
Whistlejacket Capital, L.L.C., (SIV)
3.07%, 03/20/08 (b)(c)(d)(e)	19,000	19,000
3.10%, 03/25/08 (b)(c)(d)(e)	54,000	54,000
3.08%, 04/15/08 (b)(c)(d)(e)	42,000	42,000
3.08%, 05/02/08 (b)(c)(d)(e)	30,000	30,000
3.03%, 05/19/08 (b)(c)(d)(e)	9,000	9,000
5.42%, 06/16/08 (b)(c)(d)(e)	34,000	34,000
3.96%, 07/17/08 (b)(c)(d)(e)	50,000	50,000
3.13%, 08/06/08 (b)(c)(d)(e)	60,000	59,999
3.09%, 08/11/08 (b)(c)(d)(e)	150,000	149,999
Yorktown Capital, L.L.C.
2.76%, 09/02/08 (a)(b)(c)	50,000	49,759

		18,381,934

Fixed-Rate Coupon Notes 0.3%
Federal Home Loan Bank
2.28%, 08/20/08	100,000	100,346
2.40%, 09/17/08	50,000	49,996

		150,342

Fixed-Rate Discount Notes 14.7%
Fannie Mae
2.15%, 07/02/08	481,000	480,971

See financial notes 25

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

2.16%, 07/02/08	133,000	132,992
2.10%, 07/09/08	148,000	147,931
2.09%, 07/16/08	732,610	731,975
2.08%, 07/28/08	345,000	344,464
2.07%, 07/30/08	100,000	99,834
2.12%, 08/01/08	50,000	49,909
2.15%, 08/05/08	280,000	279,417
2.31%, 08/18/08	58,900	58,719
2.15%, 08/20/08	50,000	49,852
2.17%, 08/20/08	122,999	122,630
2.23%, 08/27/08	50,000	49,824
2.41%, 09/03/08	128,000	127,454
2.22%, 09/03/08	114,506	114,056
2.40%, 09/10/08	50,000	49,764
Federal Home Loan Bank
2.01%, 07/09/08	55,000	54,976
2.24%, 07/09/08	89,000	88,956
2.01%, 07/11/08	137,000	136,924
2.23%, 07/11/08	300,000	299,815
2.20%, 07/18/08	219,000	218,772
2.11%, 07/18/08	230,507	230,278
2.29%, 07/23/08	478,000	477,333
2.10%, 07/23/08	9,660	9,648
2.06%, 07/25/08	153,668	153,458
2.10%, 07/25/08	46,000	45,936
2.12%, 07/25/08	25,000	24,965
2.25%, 07/25/08	417,000	416,375
2.07%, 07/30/08	175,000	174,710
2.15%, 07/30/08	130,000	129,776
2.09%, 08/06/08	100,000	99,792
2.21%, 08/06/08	225,000	224,505
2.19%, 08/06/08	124,424	124,153
2.10%, 08/08/08	111,000	110,755
2.16%, 08/08/08	170,000	169,614
2.19%, 08/08/08	175,000	174,597
2.29%, 08/13/08	232,000	231,369
2.10%, 08/13/08	70,000	69,825
2.31%, 08/15/08	35,000	34,899
2.32%, 08/20/08	133,000	132,573
2.15%, 08/20/08	41,477	41,354
2.31%, 08/20/08	50,000	49,840
2.31%, 08/22/08	100,000	99,668
2.17%, 08/22/08	100,000	99,688
2.17%, 08/27/08	390,000	388,666
2.23%, 08/29/08	77,697	77,414
Freddie Mac
2.12%, 07/07/08	57,000	56,980
2.13%, 07/07/08	45,000	44,984
2.08%, 07/14/08	262,000	261,805
2.09%, 08/04/08	100,000	99,804
2.16%, 08/04/08	206,000	205,582
2.15%, 08/04/08	100,000	99,798
2.09%, 08/06/08	117,905	117,660
2.15%, 08/18/08	300,000	299,145
2.17%, 08/25/08	175,652	175,072
2.47%, 09/22/08	174,000	173,017
2.46%, 09/29/08	14,000	13,915

		8,978,188

Time Deposit 0.2%
Deutsche Bank AG
2.50%, 07/01/08	95,000	95,000

Total Fixed-Rate Obligations (Cost $54,730,697)		54,730,697

Variable-Rate Obligations 7.0% of net assets
Abbey National Treasury Services PLC
2.64%, 07/02/08 (a)	50,000	50,012
2.41%, 07/02/08 (a)	238,600	238,598
ANZ National (Int’l) Ltd.
2.86%, 08/27/08 (a)	96,000	96,000
Banco Espanol de Credito S.A.
2.73%, 07/18/08 (c)	100,000	100,000
Bank of Ireland
2.49%, 07/21/08 (c)	40,000	40,000
Barclays Bank PLC
3.05%, 08/21/08	97,000	97,000
Canadian Imperial Bank of Commerce
2.49%, 07/23/08	10,000	10,000
Commonwealth Bank of Australia
2.50%, 07/24/08 (c)	50,000	50,000
Credit Suisse
2.92%, 07/23/08	185,000	185,000
Danske Bank A/S
2.47%, 07/21/08	100,000	100,000
Danske Corp.
2.76%, 08/13/08 (a)(c)	215,000	215,000
2.76%, 08/15/08 (a)(c)	135,000	135,000
2.80%, 08/18/08 (a)(c)	150,000	150,000
Deutsche Bank AG
2.56%, 07/14/08	295,000	295,000
2.57%, 07/28/08	285,000	285,001
3.01%, 09/22/08	200,000	200,000
Development Authority of Columbus, GA
2.73%, 07/03/08 (a)	4,440	4,440
Intesa Sanpaolo
3.07%, 08/19/08	100,000	100,000
K2 (USA), L.L.C., (SIV)
2.44%, 07/15/08 (b)(c)(d)	35,000	35,000
Liberty Lighthouse U.S. Capital Co., L.L.C., (SIV)
2.67%, 07/10/08 (b)(c)(d)	65,000	65,000
Merrill Lynch & Co., Inc.
2.61%, 07/15/08	75,000	75,000
2.64%, 07/18/08	150,000	150,000
2.47%, 07/22/08	120,000	120,000
Met Life Insurance Co. of CT
2.55%, 07/17/08 (d)	100,000	100,000
2.58%, 07/26/08 (d)	25,000	25,000
Morgan Stanley
2.61%, 07/03/08	140,000	140,000
New Jersey Economic Development Authority
2.38%, 07/01/08 (a)	3,700	3,700
Nordea Bank AB
2.44%, 07/09/08 (c)	50,000	50,000
2.47%, 07/11/08 (c)	80,000	80,000
Royal Bank of Canada
2.51%, 07/10/08	40,000	40,000
Royal Bank of Scotland PLC
2.77%, 07/07/08	243,000	243,000

26 See financial notes

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

2.51%, 07/21/08 (c)	20,000	20,000
Svenska Handelsbanken AB
2.94%, 07/07/08 (c)	50,000	50,000
The Goldman Sachs Group, Inc, Promissory Note
2.52%, 07/16/08 (c)(d)	210,000	210,000
Wachovia Bank, N.A.
2.99%, 07/25/08	100,000	100,000
Wells Fargo & Co.
2.55%, 07/16/08 (c)	120,000	120,002
Westpac Banking Corp.
2.47%, 07/16/08 (c)	75,000	75,000
2.78%, 08/05/08	136,000	136,000
Westpac Securities NZ Ltd.
3.06%, 08/05/08 (a)(c)	100,000	100,000

Total Variable-Rate Obligations (Cost $4,288,753)		4,288,753

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 4.0% of net assets

Repurchase Agreements 4.0%
Banc of America Securities L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $831,300.
2.55%, issued 06/30/08,
due 07/01/08	815,058	815,000
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $96,900.
2.70%, issued 06/30/08,
due 07/01/08	95,007	95,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $32,573.
2.50%, issued 06/30/08,
due 07/01/08	31,937	31,935
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $1,326,000
2.50%, issued 06/30/2008,
due 07/01/08	245,017	245,000
2.70%, issued 06/30/2008,
due 07/01/08	1,055,079	1,055,000
UBS Financial Services, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $204,003.
2.70%, issued 06/30/08,
due 07/01/08	200,015	200,000

Total Other Investments (Cost $2,441,935)		2,441,935

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/08, the tax basis cost of the fund’s investments was $61,461,385.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $10,581,855 or 17.3% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $926,998 or 1.5% of net assets.
(e)	Security is in default. See note 7 in the financial notes section.

See financial notes 27

 Schwab Value Advantage Money Fund

Statement of
Assets and Liabilities
As of June 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$61,461,385
Receivables:
Investments sold		595
Fund shares sold		295,737
Interest		207,065
Prepaid expenses	+	8

Total assets		61,964,790

Liabilities
Payables:
Investments bought		575,005
Investment adviser and administrator fees		2,088
Transfer agent and shareholder services fees		392
Fund shares redeemed		269,545
Distributions to shareholders		54,665
Accrued expenses	+	621

Total liabilities		902,316

Net Assets
Total assets		61,964,790
Total liabilities	–	902,316

Net assets		$61,062,474
Net Assets by Source
Capital received from investors		61,058,623
Net investment income not yet distributed		3
Net realized capital gains		3,848

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$45,123,935		45,121,336		$1.00
Select Shares	$7,776,044		7,775,554		$1.00
Institutional Shares	$5,246,862		5,246,541		$1.00
Institutional Prime Shares	$2,915,633		2,915,404		$1.00

28 See financial notes

 Schwab Value Advantage Money Fund

Statement of
Operations
For January 1, 2008 through June 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Interest		$1,094,984

Net Realized Gains and Losses
Net realized gains on investments		3,848

Expenses
Investment adviser and administrator fees		85,726
Transfer agent and shareholder service fees:
Investor Shares		57,031
Select Shares		5,966
Institutional Shares		1,043
Institutional Prime Shares		330
Registration fees		2,392
Custodian fees		1,478
Portfolio accounting fees		609
Shareholder reports		258
Professional fees		94
Trustees’ fees		92
Interest expense		7
Other expenses	+	162

Total expenses		155,188
Expense reduction by adviser and Schwab	−	35,577
Custody credits	−	1

Net expenses		119,610

Increase (Decrease) in Net Assets from Operations
Total investment income		1,094,984
Net expenses	−	119,610

Net investment income		975,374
Net realized gains	+	3,848

Increase in net assets from operations		$979,222

See financial notes 29

 Schwab Value Advantage Money Fund

Statements of

Changes in Net Assets

For current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/08-06/30/08	1/1/07-12/31/07
Net investment income		$975,374	$2,511,413
Net realized gains	+	3,848	2

Increase in net assets from operations		979,222	2,511,415

Distributions to Shareholders
Distributions from net investment income
Investor Shares		706,382	1,828,799
Select Shares		127,311	308,809
Institutional Shares		85,478	210,837
Institutional Prime Shares	+	56,203	162,968

Total distributions from net investment income		975,374	2,511,413

Transactions in Fund Shares*
Shares Sold
Investor Shares		25,871,476	51,102,370
Select Shares		5,854,925	12,082,396
Institutional Shares		4,933,529	8,133,233
Institutional Prime Shares	+	7,176,305	14,584,673

Total shares sold		43,836,235	85,902,672

Shares Reinvested
Investor Shares		597,238	1,654,340
Select Shares		107,200	276,157
Institutional Shares		69,529	186,049
Institutional Prime Shares	+	40,997	139,775

Total shares reinvested		814,964	2,256,321

Shares Redeemed
Investor Shares		(24,595,852)	(42,714,439)
Select Shares		(5,640,024)	(10,062,958)
Institutional Shares		(4,504,066)	(7,389,164)
Institutional Prime Shares	+	(8,536,960)	(12,182,481)

Total shares redeemed		(43,276,902)	(72,349,042)

Net transactions in fund shares		1,374,297	15,809,951

Net Assets
Beginning of period		59,684,329	43,874,376
Total increase	+	1,378,145	15,809,953

End of period		$61,062,474	$59,684,329

Net investment income not yet distributed		$3	$3

*	Transactions took place at $1.00 per share; figures for shares quantities are the same as for dollars.

30 See financial notes

 Schwab Taxable Money Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

Schwab Value Advantage Money Fund offers four share classes: Investor Shares, Select Shares, Institutional Shares and Institutional Prime Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab Government Money Fund and U.S. Treasury Money Fund each offer one share class.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:
(All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the fund are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. When such valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Repurchase Agreements: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

Each fund’s repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds’ custodian (or, in the case of tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

 31

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(All dollar amounts are x 1,000)

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses are allocated daily to each class in proportion to its average daily net assets.

(f) Distributions to Shareholders:

The funds declare dividends every day they are open for business. These dividends, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to off set its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(l) New Accounting Standards:

Financial Accounting Standards Board (“FASB”) Interpretation (FIN) No. 48 – Accounting for Uncertainty in Income Taxes – an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax

32

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(All dollar amounts are x 1,000)

position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of June 30, 2008, management has reviewed the tax positions for open tax years (December 31, 2004 through December 31, 2007), evaluated the implications of FIN 48 and determined that there is no impact to the funds’ financial statements.

The funds adopted FASB Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective January 1, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the funds’ financial statements.

Various inputs are used in determining the value of the funds’ investments. FAS 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ net assets as of June 30, 2008:

	Investment in Securities*
	Government	U.S. Treasury	Value Advantage
Valuation Inputs	Money Fund	Money Fund	Money Fund

Level 1 — Quoted prices	$—	$—	$—
Level 2 — Other significant observable inputs	9,952,376	13,290,840	61,461,385
Level 3 — Significant unobservable inputs	—	—	—

Total	9,952,376	13,290,840	61,461,385

*	The funds had no Other Financial Instruments.

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS 161 on the funds’ financial statement disclosures.

3. Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

 33

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
(All dollar amounts are x 1,000)

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Government Money Fund	0.20%	0.20%
U.S. Treasury Money Fund	0.20%	0.20%
Value Advantage Money Fund
Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.10%
Institutional Shares	0.01%	0.03%
Institutional Prime Shares	0.01%	0.01%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses as follows:

Government Money Fund	0.75%	*
U.S. Treasury Money Fund	0.60%	*
Value Advantage Money Fund
Investor Shares	0.45%	*
Select Shares	0.35%	**
Institutional Shares	0.24%	**
Institutional Prime Shares	0.21%	**

*	CSIM and Schwab have agreed to limit this fund’s or fund share class’s expenses as described above for so long as CSIM serves as the investment adviser to the fund.
**	CSIM and Schwab have agreed to limit this share class’s expenses as described above through April 29, 2010.

Effective January 1, 2008 through December 31, 2008, CSIM and Schwab have also agreed to voluntarily waive an additional 0.025% of the Government Money Fund, U.S. Treasury Money Fund and Value Advantage Money Fund – Investor Shares and Select Shares expenses.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2008, each fund’s total security transactions with other Schwab Funds were as follows:

Government Money Fund	$158,409
U.S. Treasury Money Fund	—
Value Advantage Money Fund	75,000

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the funds during the period.

4. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these

34

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

4. Board of Trustees (continued):

limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as disclosed in the funds’ Statement of Operations.

5.	Borrowings from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp. and an uncommitted line of credit of $100 million with Bank of America, N.A. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing from the lines of credit for the funds during the period.

6.	Federal Income Taxes:
(All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2007, the following funds had capital loss carry forwards expiring in:

			Value
	Government	U.S. Treasury	Advantage
Expire	Money Fund	Money Fund	Money Fund

2008	$14	$—	$—
2010	1	62	—
2011	16	74	—
2012	—	125	—
2013	—	205	—

Total	$31	$466	$—

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following year. As of December 31, 2007, the funds had deferred realized net capital losses and capital loses utilized as follows:

			Value
	Government	U.S. Treasury	Advantage
	Money Fund	Money Fund	Money Fund

Deferred capital losses	$—	$—	$—
Capital losses utilized	11	583	—
Capital losses expired	172	—	—

7. Other:

On February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle (“SIV”), experienced an “enforcement event” that has led to the appointment of a Receiver to manage Whistlejacket’s operations. On February 12, 2008, two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket, including the Notes held by the fund. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 under the Investment Company Act of 1940. As required under Rule 2a-7, the Board of Trustees of the funds met on February 12, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. On February 15, 2008, the Security Trustee of Whistlejacket notified the funds that an insolvency acceleration event had occurred and as a result the Notes were in default. As required under Rule 2a-7, the Board of Trustees of the funds met on February 21, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. The fund is pursuing remedial efforts to obtain repayment of the principal and interest owed on the investment.

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and Schwab Value Advantage Money Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of Trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 16, 2008 and June 2, 2008, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 2, 2008. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group,

36

selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses. With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 37

Trustees and Officers

The tables below give information as of June 30, 2008, about the trustees and officers for The Charles Schwab Family of Funds which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of June 30, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	None.

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

38

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York.	69	None.

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

 39

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

40

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government,

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES	Adjustable convertible extendable security
BAN	Bond anticipation note
COP	Certificate of participation
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TECP	Tax-exempt commercial paper
TRAN	Tax and revenue anticipation note
VRD	Variable-rate demand

 41

corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Structured Investment Vehicle SIVs are special purpose finance companies that issue high-quality, short-term instruments, like commercial paper (CP) and medium-term notes (MTNs), for purchase by investors. In turn, SIVs seek to generate returns by purchasing high-quality, higher yielding medium to longer term fixed income securities. SIVs can only purchase eligible investments that fall within criteria outlined by the rating agencies and the SIV program guidelines.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

42

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab* Fundamental US Large Company Index Fund
Schwab* Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Monthly Income Fund – Moderate Payout
Schwab Monthly Income Fund – Enhanced Payout
Schwab Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Premier® Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL EMERGING MARKETS AND FUNDAMENTAL INTERNATIONAL are registered service marks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR32957-03

Schwab Retirement Advantage Money Fundtm
Schwab Investor Money Fundtm

Semiannual Report
June 30, 2008

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

Throughout my career I’ve been through many up and down markets, and I’ve always believed that sticking to time-tested principles of investing and a long-term strategy is the best way to endure short-term volatility and economic turbulence. The current turmoil in fixed income and equity markets is no exception.

For the past several months, the financial markets have been struggling to overcome problems that arose initially out of declining home prices and a collapse in the subprime mortgage market, along with larger economic issues including a drop in the value of the dollar globally, heightened risk of inflation, and the threat of recession.

Over the years, these intense market fluctuations have not been the norm, but it is during these periods that many investors can give up on investment fundamentals. Trying to time the market is both difficult and risky. Financial research has shown that a carefully constructed long-term investing plan can help moderate the effects of volatile markets and provide more reliable returns.

A good plan is built on sound, proven principles of investing, such as asset allocation and diversification. Spreading your money across different asset classes, such as stocks, bonds, mutual funds, and cash equivalents can be the most important factor in determining long-term performance and weathering the inevitable ups and downs of the market. In addition, seeking advice from your financial consultant or trusted investment advisor can also be an important part of making informed and smart decisions.

Here at Schwab, our goal is to help you reach your financial goals no matter what the market conditions may be. With funds and services backed by the guidance and support you need—whatever type of investor you are—we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund 1

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

Over the past six months, the financial markets have experienced price volatility as declining housing valuations, distressed bond markets, rising consumer prices, and an uncertain economic outlook contributed to difficult investment conditions. Financial institutions, particularly banks and their associated debt instruments, were disproportionately affected in this crisis as they incurred credit downgrades and write-downs on assets. As a result, many investors sought investment solutions that offered both capital preservation and liquidity along with safety and quality.

Although declines in the Federal Funds Rate and high demand put downward pressure on yields, the Schwab Money Funds experienced inflows and positive returns during a period when many asset classes had negative flows and returns. Despite general market volatility, we continued to emphasize portfolio due diligence efforts, which included extensive credit quality and security selection checks, seeking to ensure that our funds would continue to deliver on their stated strategies.

During these times of market uncertainty, it is more important than ever to ensure that your portfolio allocations represent your goals and tolerance for risk. Schwab Funds products are developed and managed to meet your increasingly diverse needs. For all of our money market funds, we perform our own ongoing and independent analysis of the creditworthiness of each security purchased, and we have a rigorous and disciplined investment process that emphasizes liquidity, high-quality investments and diversification.

Here at Schwab, we remain committed to helping you manage your wealth no matter what the market conditions may be. We value your business and look forward to serving you in the future.

Thank you for investing with us.

Sincerely,

2 Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

The Investment Environment

The U.S. Economy experienced heightened volatility and uncertainty throughout the period as it continued to factor in the impacts felt in the residential mortgage and credit shock that began last year. Bond markets, in particular, suffered in March as deleveraging, downgrades, and writedowns caused many financial institutions to seek new capital infusions and sell positions, further contributing to an already difficult investment environment. Toward the end of the reporting period, the unabated rise in oil, food, and other commodity prices became the primary concern of many investors. In combination with a relatively weak dollar, the rise in prices has been a boon for some investors, but has raised questions about sustainability and the impact of these high prices on current and long-term inflation.

An analysis of significant economic indicators presented mixed messages with regard to fundamentals. While Gross Domestic Product (GDP) expanded at an annual rate of 0.9% in the first quarter and 1.9% in the second quarter, indicating that the economy continued to grow, other figures were less encouraging. In June, consumer confidence slid to 50.4, according to the index maintained by the Conference Board, ebbing in both the first and second quarters this year. Unemployment was also worrisome as it crept up to 5.5%, marking a 22 year high. Headline inflation rose to 4.4% during the period, as the spread between core inflation and inflation including energy and food widened.

Oil and food prices had a substantial impact on investor sentiment and outlook throughout the period, the impacts of which were partially exacerbated by a weak dollar. According to some economists, speculation has driven the price of oil up faster and further than underlying fundamentals would suggest. Prices reached more than $140 per barrel, driven by speculation and currency differences, suggesting that prices may have decoupled from underlying demand. The dollar continued to be weak against other key currencies, such as the Yen and Euro, which has tended to magnify the total effect of higher prices on consumer spending and inflation, because both domestic goods and imports have become simultaneously more expensive.

Price volatility in all corners of the market spurred risk aversion throughout the period, as investors shed higher yielding and riskier assets in favor of securities that offered capital preservation. As the financial outlook for residential and corporate debt remained troublesome, investors shied away from asset-backed and collateralized debt in favor of Government issues or more transparent and less complex securities, such as Treasury bills and Commercial Paper. U.S. Treasuries in particular experienced a surge in demand because their Government backing protects them against default risk. While the demand for Treasuries sent prices up, it brought yields down to very low levels. As a result, the yield spread between short-term Treasuries and other short-term debt instruments widened.

Tepid economic growth, financial turmoil, and rising prices left the Federal Reserve (the Fed) in a precarious position with regard to interest rates. The supply of money (M2) expanded at a mediocre 1.2% rate during the period, an indication that lending remained tight despite Fed action. While the Fed cut rates from 4.25% to 2.00% in an effort to stimulate the economy, the consensus during the Federal Open Market Committee meeting in June was to leave rates unchanged. Many investors saw a pause in rate cuts as an indication that inflationary concerns have caught up with Fed action and that the next monetary policy move would be to tighten.

The implications of interest rate cuts have put downward pressure on yields for short term debt instruments such as Certificates of Deposit and Commercial Paper. In a declining interest rate environment, the yields on money market funds typically track the fall in interest rates and tend to be places of safe haven during price volatility. While money market yields declined during the period, it seemed that investors considered inflationary risk as subordinate to capital preservation and low price volatility.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund 3

Fund Management

Linda Klingman, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the funds. She joined the firm in 1990 and has managed money market funds since 1988.

Mike Neitzke, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the management of the funds. He joined the firm in March 2001 and has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the funds. He joined the firm in 2000 and was named to his current position in 2004.

4 Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

Fund Summary

The Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund maintained a weighted average maturity (WAM) that was longer than their respective peer groups on average throughout the reporting period. The yield curve, the relationship between interest rates and the time to maturity for debt, rose in recent months as the Fed signaled a likely halt in rate cuts and investors anticipated future interest rate increases. Seeking debt instruments with relatively longer maturities has benefitted the fund as the yield curve steepened. Additionally, the funds reduced their allocations to asset backed commercial paper (ABCP) as narrowing spreads and decreasing supply made these securities less attractive.

Although general market volatility has been persistent since the beginning of the year, the fund’s performance has not been adversely affected by disruptions to certain debt instruments, such as Structured Investment Vehicles (SIVs). Given this unprecedented volatility, we focused on reviewing and evaluating our SIV exposure during the reporting period. As of June 30, 2008, SIV exposure in the Schwab Retirement Advantage Money Fund and the Schwab Investor Money Fund was approximately 1% of the funds’ net assets.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund 5

Performance and Fund Facts as of 06/30/08

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Retirement
	Advantage	Investor
	Money Fund	Money Fund

Ticker Symbol	SWIXX	SWRXX

Seven-Day Yield[1]	2.29%	2.13%

Seven-Day Yield—No Waiver[2]	2.15%	2.10%

Seven-Day Effective Yield[1]	2.31%	2.15%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Retirement
	Advantage	Investor
	Money Fund	Money Fund

Weighted Average Maturity[4]	58 days	56 days

Credit Quality of Holdings % of portfolio	99.6% Tier 1	99.6% Tier 1

Minimum Initial Investment[3]	$25,000	$1 Retirement Plan Participants
$2,500 Other Investors

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab.

[2]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[3]	Please see prospectus for further detail and eligibility requirements.

[4]	Positions that have defaulted as noted in Financial Note 7 are excluded from calculation

6 Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2008 and held through June 30, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/08	at 6/30/08	1/1/08 - 6/30/08

Schwab Retirement Advantage Money Fundtm
Actual Return	0.47%	$1,000	$1,015.40	$2.36
Hypothetical 5% Return	0.47%	$1,000	$1,022.53	$2.36

Schwab Investor Money Fundtm
Actual Return	0.59%	$1,000	$1,014.70	$2.96
Hypothetical 5% Return	0.59%	$1,000	$1,021.93	$2.97

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund 7

Schwab Retirement Advantage Money Fund tm

Financial Statements

Financial Highlights

	1/1/08–		1/1/07–	1/1/06–	1/1/05–	1/1/04–	1/1/03–
	06/30/08*		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.02		0.05	0.05	0.03	0.01	0.01

Less distributions:
Distributions from net investment income	(0.02)		(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	1.54	[1]	4.96	4.67	2.81	0.95	0.74

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.47	[2,3]	0.48	0.49	0.49	0.49	0.50
Gross operating expenses	0.61	[2]	0.62	0.64	0.63	0.63	0.63
Net investment income (loss)	3.09	[2]	4.85	4.59	2.75	0.94	0.75
Net assets, end of period ($ x 1,000,000)	833		946	802	571	680	766
* Unaudited.
1 Not annualized.
2 Annualized.
3 The ratio of net operating expenses would have been 0.49% if additional voluntary waiver had not been included.

8 See financial notes

 Schwab Retirement Advantage Money Fund

Portfolio Holdings as of June 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

84.7%		Fixed-Rate Obligations	705,929	705,929
7.2%		Variable-Rate Obligations	59,671	59,671
8.9%		Other Investments	73,838	73,838

100.8%		Total Investments	839,438	839,438
(0	.8)%	Other Assets and Liabilities		(6,602)

100.0%		Net Assets		832,836

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 84.7% of net assets

Bank Notes 1.3%
Bank of America, N.A.
2.95%, 07/18/08	9,000	9,000
2.74%, 10/09/08	2,000	2,000

		11,000

Certificates of Deposit 39.9%
ABN AMRO Bank N.V.
3.04%, 07/25/08	5,000	5,000
Australia & New Zealand Banking Group Ltd.
3.00%, 07/22/08	5,000	5,000
Banco Bilbao Vizcaya Argentaria S.A.
2.72%, 10/08/08	7,000	7,000
Banco Santander Central Hispano S.A.
4.25%, 07/10/08	12,000	12,000
Bank of Scotland PLC
2.80%, 10/08/08	1,000	1,000
3.10%, 10/22/08	1,000	1,001
Bank of Tokyo Mitsubishi UFJ Ltd.
2.53%, 07/31/08	12,000	12,000
Barclays Bank PLC
2.75%, 09/10/08	3,000	3,000
3.10%, 10/20/08	2,000	2,000
2.99%, 12/11/08	2,000	2,000
2.85%, 03/10/09	10,000	10,000
BNP Paribas
3.06%, 12/23/08	6,000	6,000
3.14%, 12/23/08	16,000	16,000
3.05%, 01/02/09	5,000	5,000
Branch Banking & Trust
2.70%, 11/06/08	4,000	4,000
Calyon
2.99%, 07/22/08	9,000	9,000
Citibank, N.A.
2.74%, 08/06/08	3,000	3,000
2.73%, 08/13/08	8,000	8,000
2.40%, 08/19/08	15,000	15,000
2.94%, 09/03/08	3,000	3,000
Commonwealth Bank of Australia
3.00%, 07/23/08	10,000	10,000
Credit Agricole S.A.
3.00%, 08/22/08	4,000	4,000
3.04%, 10/22/08	3,000	3,000
3.28%, 12/19/08	5,000	5,000
DnB NOR Bank ASA
3.06%, 01/05/09	3,000	3,000
3.32%, 03/23/09	3,000	3,000
Fortis Bank
2.40%, 09/22/08	3,000	3,000
HSBC Bank PLC
3.10%, 07/31/08	2,000	2,000
3.18%, 12/30/08	1,000	1,000
ING Bank N.V.
4.56%, 07/09/08	16,000	16,000
Intesa Sanpaolo
2.82%, 07/01/08	13,000	13,000
2.68%, 08/19/08	3,000	3,000
KBC Bank N.V.
3.00%, 07/22/08	3,000	3,000
Lloyds TSB Bank PLC
2.60%, 07/31/08	2,000	2,000
Mizuho Corporate Bank Ltd.
2.63%, 07/21/08	7,000	7,000
2.65%, 07/21/08	5,000	5,000
National Australia Bank Ltd.
3.00%, 07/23/08	3,000	3,000
2.72%, 08/11/08	9,000	9,000
Nordea Bank Finland PLC
2.52%, 12/18/08	8,000	8,000
3.22%, 03/31/09	4,000	4,000
Royal Bank of Scotland PLC
3.19%, 12/19/08	3,000	3,000
2.98%, 01/09/09	2,000	2,000
Skandinaviska Enskilda Banken AB
2.79%, 10/06/08	3,000	3,000
Societe Generale
4.60%, 07/08/08	5,000	5,000
2.95%, 07/17/08	1,000	1,000
3.05%, 08/27/08	1,000	1,000
2.73%, 09/19/08	3,000	3,000
2.93%, 10/28/08	2,000	2,000
State Street Bank & Trust
2.71%, 10/07/08	4,000	4,000
2.71%, 10/15/08	2,000	2,000
Sumitomo Mitsui Banking Corp.
2.62%, 08/12/08	5,000	5,000

See financial notes 9

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Sumitomo Trust & Banking Co.
4.36%, 07/08/08	5,000	5,000
Svenska Handelsbanken AB
2.79%, 10/09/08	7,000	7,041
Swedbank AB
3.07%, 07/25/08	1,000	1,000
Toronto Dominion Bank
2.85%, 11/05/08	2,000	2,000
3.20%, 01/15/09	5,000	5,000
2.88%, 02/19/09	3,000	3,000
UBS AG
3.08%, 07/11/08	1,000	1,001
2.75%, 09/15/08	6,000	6,000
2.82%, 10/15/08	4,000	4,000
2.94%, 10/16/08	8,000	8,000
3.00%, 10/21/08	2,000	2,000
Unicredito Italiano S.p.A.
2.70%, 07/29/08	9,000	9,000
2.74%, 08/11/08	1,000	1,000
Union Bank of California
2.71%, 09/10/08	2,000	2,000
2.74%, 10/16/08	1,000	1,000
Westpac Banking Corp.
2.98%, 08/27/08	5,000	5,000
2.71%, 11/06/08	3,000	3,000

		332,043

Commercial Paper & Other Corporate Obligations 28.2%
Amstel Funding Corp.
2.87%, 07/08/08 (b)(c)	3,000	2,998
2.99%, 09/15/08 (b)(c)	4,000	3,975
Atlantis One Funding Corp.
2.89%, 09/25/08 (b)(c)	3,000	2,979
Australia & New Zealand Banking Group Ltd.
3.16%, 12/17/08	3,000	2,956
Bank of America Corp.
2.51%, 09/23/08	15,000	14,913
2.74%, 10/10/08	5,000	4,962
2.74%, 11/14/08	5,000	4,949
3.02%, 11/24/08	4,000	3,952
Bank of Ireland
2.91%, 07/08/08 (c)	1,000	999
3.07%, 07/24/08 (c)	1,000	998
Cancara Asset Securitization, L.L.C.
3.04%, 07/21/08 (a)(b)(c)	2,000	1,997
CBA (Delaware) Finance, Inc.
2.72%, 07/09/08 (a)	2,000	1,999
Chariot Funding, L.L.C.
2.73%, 08/13/08 (a)(b)(c)	7,000	6,977
2.75%, 08/25/08 (a)(b)(c)	5,000	4,979
Citigroup Funding, Inc.
3.01%, 07/08/08 (a)	1,000	999
3.06%, 07/16/08 (a)	10,000	9,987
3.04%, 10/15/08 (a)	1,000	991
Gemini Securitization Corp., L.L.C.
2.68%, 07/25/08 (a)(b)(c)	10,000	9,982
2.74%, 08/15/08 (a)(b)(c)	1,000	997
General Electric Capital Corp.
2.22%, 08/15/08	19,000	18,948
2.20%, 09/16/08	3,000	2,986
3.16%, 03/13/09	6,000	5,869
General Electric Capital Services
2.25%, 08/14/08	7,000	6,981
HSBC USA, Inc.
2.53%, 07/29/08	2,000	1,996
JP Morgan Chase & Co.
3.03%, 12/17/08	9,000	8,874
KBC Financial Products International, Ltd.
3.02%, 08/13/08 (a)(c)	1,000	996
Mont Blanc Capital Corp.
2.67%, 07/14/08 (a)(b)(c)	1,000	999
2.72%, 08/15/08 (a)(b)(c)	1,000	997
Morgan Stanley
3.10%, 07/21/08	3,000	2,995
Nationwide Building Society U.S.
3.07%, 07/29/08	7,000	6,984
Old Line Funding, L.L.C.
2.54%, 07/02/08 (a)(b)(c)	14,000	13,999
Picaros Funding, L.L.C.
3.08%, 07/21/08 (a)(b)(c)	4,000	3,993
Ranger Funding Co., L.L.C.
2.59%, 07/18/08 (a)(b)(c)	8,000	7,990
2.59%, 07/22/08 (a)(b)(c)	9,000	8,987
Royal Bank of Scotland PLC
2.73%, 09/10/08	1,000	995
Reckitt Benckiser Treasury Services PLC
2.87%, 09/09/08 (a)(c)	2,000	1,989
Scaldis Capital Ltd.
2.75%, 10/01/08 (a)(b)(c)	5,000	4,965
Sheffield Receivables Corp.
2.71%, 07/17/08 (a)(b)(c)	3,000	2,996
2.74%, 07/24/08 (a)(b)(c)	4,000	3,993
2.68%, 08/12/08 (a)(b)(c)	5,000	4,984
Solitaire Funding, L.L.C.
3.10%, 07/07/08 (a)(b)(c)	5,000	4,998
2.59%, 07/24/08 (a)(b)(c)	2,000	1,997
2.96%, 10/31/08 (a)(b)(c)	1,000	990
3.23%, 12/17/08 (a)(b)(c)	1,000	985
Stadshypotek Delaware, Inc.
2.76%, 11/10/08 (a)(c)	4,000	3,960
Swedbank AB
3.06%, 08/20/08	5,000	4,979
2.93%, 10/08/08	1,000	992
Thames Asset Global Securitization No.1, Inc.
2.82%, 07/14/08 (a)(b)(c)	5,000	4,995
Ticonderoga Funding, L.L.C.
2.59%, 07/17/08 (a)(b)(c)	3,282	3,278
Toronto Dominion Holdings
3.19%, 02/05/09	2,000	1,962
UniCredit Bank (Ireland) PLC
4.63%, 07/03/08 (a)(c)	2,000	2,000
Westpac Banking Corp.
3.20%, 02/09/09 (c)	5,000	4,903
Whistlejacket Capital, L.L.C., (SIV)
3.08%, 04/15/08 (b)(c)(d)(e)	2,000	2,000
3.03%, 05/19/08 (b)(c)(d)(e)	1,000	1,000

		235,144

Fixed-Rate Coupon Notes 0.2%
Federal Home Loan Bank
2.40%, 09/17/08	2,000	2,000

10 See financial notes

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Discount Notes 15.1%
Fannie Mae
2.15%, 07/02/08	4,000	4,000
2.16%, 07/02/08	2,000	2,000
2.09%, 07/16/08	8,000	7,993
2.08%, 07/28/08	5,000	4,992
2.15%, 08/20/08	10,000	9,970
2.34%, 09/03/08	7,000	6,971
Federal Home Loan Bank
2.01%, 07/09/08	9,000	8,996
2.24%, 07/09/08	6,000	5,997
2.01%, 07/11/08	4,000	3,998
2.29%, 07/23/08	8,000	7,989
2.25%, 07/25/08	4,000	3,994
2.10%, 08/08/08	4,000	3,991
2.16%, 08/08/08	11,000	10,975
2.29%, 08/13/08	6,000	5,984
2.32%, 08/20/08	2,000	1,993
2.23%, 08/27/08	6,000	5,979
Freddie Mac
2.13%, 07/07/08	3,000	2,999
2.08%, 07/14/08	3,000	2,998
2.09%, 08/04/08	3,000	2,994
2.15%, 08/18/08	17,000	16,952
2.47%, 09/22/08	4,000	3,977

		125,742

Total Fixed-Rate Obligations (Cost $705,929)		705,929

Variable-Rate Obligations 7.2% of net assets
Abbey National Treasury Services PLC
2.64%, 07/02/08 (a)	3,000	3,001
ANZ National (Int’l) Ltd.
2.86%, 08/27/08 (a)	4,000	4,000
Barclays Bank PLC
3.05%, 08/21/08	7,000	7,000
BMC Special Care Facilities Financing Authority of the City of Montgomery, Alabama
2.73%, 07/03/08 (a)	1,535	1,535
City of Palm Springs, California
2.48%, 07/03/08 (a)	8,000	8,000
Credit Suisse
2.92%, 07/23/08	9,000	9,000
Deutsche Bank AG
2.56%, 07/14/08	5,000	5,000
Liberty Lighthouse U.S. Capital Co., L.L.C., (SIV)
2.67%, 07/10/08 (b)(c)(d)	2,000	2,000
New York City IDA
2.53%, 07/03/08 (a)	135	135
Royal Bank of Scotland PLC
2.77%, 07/07/08	10,000	10,000
Wachovia Bank, N.A.
2.99%, 07/25/08	10,000	10,000

Total Variable-Rate Obligations (Cost $59,671)		59,671

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 8.9% of net assets

Repurchase Agreement 8.9%
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $75,316
2.50%, issued 06/30/08,
due 07/01/08	73,843	73,838

Total Other Investments (Cost $73,838)		73,838

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/08, the tax basis cost of the fund’s investments was $839,438.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $126,875 or 15.2% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $5,000 or 0.6 % of net assets.
(e)	Security is in default. See note 7 in the financial notes section.
IDA — Industrial development authority

See financial notes 11

 Schwab Retirement Advantage Money Fund

Statement of

Assets and Liabilities

As of June 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$839,438
Receivables:
Investments sold		125
Interest		3,598
Fund shares sold	+	2,679

Total assets		845,840

Liabilities
Payables:
Investments bought		8,000
Investment adviser and administrator fees		14
Transfer agent and shareholder services fees		15
Fund shares redeemed		4,155
Distributions to shareholders		737
Accrued expenses	+	83

Total liabilities		13,004

Net Assets
Total assets		845,840
Total liabilities	–	13,004

Net assets		$832,836

Net Assets by Source
Capital received from investors		832,780
Net realized capital gains		56

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$832,836		832,838		$1.00

12 See financial notes

 Schwab Retirement Advantage Money Fund

Statement of
Operations
For January 1, 2008 through June 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Interest		$15,185

Net Realized Gains and Losses
Net realized gains on investments		56

Expenses
Investment adviser and administrator fees		1,496
Transfer agent and shareholder service fees		940
Registration fees		71
Portfolio accounting fees		32
Custodian fees		26
Trustees’ fees		16
Professional fees		13
Shareholder reports		1
Other expenses	+	3

Total expenses		2,598
Expense reduction by adviser and Schwab	−	611

Net expenses		1,987

Increase (Decrease) in Net Assets from Operations
Total investment income		15,185
Net expenses	−	1,987

Net investment income		13,198
Net realized gains	+	56

Increase in net assets from operations		$13,254

See financial notes 13

 Schwab Retirement Advantage Money Fund

Statements of

Changes in Net Assets

For current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/08-06/30/08	1/1/07-12/31/07
Net investment income		$13,198	$38,263
Net realized gains	+	56	−

Increase in net assets from operations		13,254	38,263

Distributions to Shareholders
Distributions from net investment income		13,198	38,263

Transactions in Fund Shares*
Shares sold		387,408	895,960
Shares reinvested		12,046	37,018
Shares redeemed	+	(513,139)	(788,743)

Net transactions in fund shares		(113,685)	144,235

Net Assets
Beginning of period		946,465	802,230
Total increase or decrease	+	(113,629)	144,235

End of period		$832,836	$946,465

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

14 See financial notes

Schwab Investor Money Fundtm

Financial Statements

Financial Highlights

	1/1/08		1/1/07–	1/1/06–	1/1/05–	1/1/04–	1/1/03–
	06/30/08*		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.05	0.04	0.03	0.01	0.01

Less distributions:
Distributions from net investment income	(0.01)		(0.05)	(0.04)	(0.03)	(0.01)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	1.47	[1]	4.82	4.50	2.63	0.77	0.58

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.59	[2,3]	0.62	0.67	0.67	0.66	0.66
Gross operating expenses	0.61	[2]	0.63	0.67	0.67	0.66	0.66
Net investment income (loss)	2.90	[2]	4.71	4.50	2.61	0.76	0.58
Net assets, end of period ($ x 1,000,000)	2,408		2,089	1,314	521	492	578
* Unaudited.
1 Not annualized.
2 Annualized.
3 The ratio of net operating expenses would have been 0.61% if additional voluntary waiver had not been included.

See financial notes 15

 Schwab Investor Money Fund

Portfolio Holdings as of June 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

91.9%		Fixed-Rate Obligations	2,212,133	2,212,133
5.7%		Variable-Rate Obligations	137,121	137,121
3.7%		Other Investments	89,173	89,173

101.3%		Total Investments	2,438,427	2,438,427
(1	.3)%	Other Assets and Liabilities		(30,855)

100.0%		Net Assets		2,407,572

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 91.9% of net assets

Bank Notes 1.9%
Bank of America, N.A.
2.95%, 07/18/08	10,000	10,000
2.51%, 09/23/08	22,000	22,000
2.74%, 10/09/08	13,000	13,000

		45,000

Certificates of Deposit 47.4%
ABN AMRO Bank N.V.
3.04%, 07/25/08	4,000	4,000
2.85%, 09/08/08	10,000	10,000
3.13%, 12/16/08	6,000	6,000
Allied Irish Bank PLC
3.00%, 07/30/08	5,000	5,000
Australia & New Zealand Banking Group Ltd.
3.00%, 07/22/08	3,000	3,000
Banco Bilbao Vizcaya Argentaria S.A.
3.00%, 07/23/08	17,000	17,000
2.94%, 08/26/08	7,000	7,000
2.72%, 10/08/08	5,000	5,000
2.70%, 10/15/08	3,000	3,000
3.20%, 12/19/08	4,000	4,000
Banco Santander Central Hispano S.A.
4.25%, 07/10/08	30,000	30,000
Bank of Montreal
3.10%, 07/29/08	4,000	4,000
Bank of Scotland PLC
3.10%, 10/22/08	1,000	1,001
Bank of the West
3.23%, 07/02/08	1,000	1,000
Bank of Tokyo Mitsubishi UFJ Ltd.
2.53%, 07/31/08	14,000	14,000
2.65%, 08/28/08	19,000	19,000
Barclays Bank PLC
3.70%, 07/22/08	7,000	7,000
2.45%, 08/18/08	11,000	11,000
2.96%, 08/22/08	4,000	4,000
2.68%, 09/15/08	16,000	16,000
3.10%, 10/20/08	14,000	14,000
2.99%, 12/11/08	1,000	1,000
2.85%, 03/10/09	15,000	15,000
BNP Paribas
2.70%, 08/11/08	19,000	19,000
2.70%, 09/05/08	7,000	7,000
2.70%, 09/09/08	4,000	4,000
2.65%, 09/29/08	5,000	5,000
3.06%, 12/23/08	34,000	34,000
3.10%, 01/02/09	25,000	25,001
Branch Banking & Trust
2.70%, 11/06/08	6,000	6,000
Calyon
2.95%, 07/18/08	15,000	15,000
2.99%, 07/22/08	5,000	5,000
Citibank, N.A.
2.74%, 08/06/08	10,000	10,000
2.73%, 08/13/08	18,000	18,000
2.94%, 09/03/08	15,000	15,000
2.70%, 09/09/08	39,000	39,000
Commonwealth Bank of Australia
2.55%, 07/15/08	15,000	15,000
3.00%, 07/23/08	11,000	11,000
Credit Agricole S.A.
3.11%, 07/01/08	25,000	25,000
3.70%, 07/22/08	4,000	4,000
3.00%, 08/22/08	4,000	4,000
3.28%, 12/19/08	7,000	7,000
Credit Suisse
4.23%, 07/08/08	15,000	15,000
Depfa Bank PLC
3.14%, 12/15/08	5,000	5,000
DnB NOR Bank ASA
2.97%, 07/30/08	2,000	2,000
3.06%, 01/05/09	13,000	13,000
Fortis Bank
2.40%, 09/22/08	24,000	24,000
HSBC Bank PLC
3.07%, 07/28/08	17,000	17,000
3.10%, 07/31/08	1,000	1,000
3.18%, 12/30/08	2,000	2,000
ING Bank N.V.
4.56%, 07/09/08	11,000	11,000
3.06%, 07/30/08	20,000	20,000
2.73%, 09/17/08	9,000	9,000
Intesa Sanpaolo
2.82%, 07/01/08	20,000	20,000
2.84%, 07/21/08	1,000	1,000
2.68%, 08/19/08	28,000	28,000

16 See financial notes

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

KBC Bank N.V.
3.00%, 07/22/08	20,000	20,000
Lloyds TSB Bank PLC
2.60%, 07/31/08	22,000	22,000
2.60%, 08/01/08	17,000	17,000
Mitsubishi UFJ Trust & Banking Corp.
2.66%, 08/28/08	2,000	2,000
Mizuho Corporate Bank Ltd.
2.61%, 07/01/08	9,000	9,000
2.67%, 07/22/08	28,000	28,000
National Australia Bank Ltd.
3.00%, 07/23/08	10,000	10,000
2.92%, 07/31/08	9,000	9,000
2.60%, 08/29/08	18,000	18,000
Nordea Bank Finland PLC
2.52%, 12/18/08	20,000	20,000
3.22%, 03/31/09	6,000	6,000
Regions Bank
2.90%, 10/31/08	8,300	8,303
Royal Bank of Scotland PLC
2.80%, 11/07/08	15,000	15,000
3.24%, 12/18/08	6,000	6,000
3.19%, 12/19/08	15,000	15,000
2.98%, 01/09/09	7,000	7,000
Skandinaviska Enskilda Banken AB
3.00%, 08/26/08	3,000	3,000
Societe Generale
2.95%, 07/16/08	11,000	11,000
3.05%, 08/27/08	1,000	1,000
2.73%, 09/19/08	1,000	1,000
2.72%, 09/29/08	11,000	11,000
2.93%, 10/28/08	12,000	12,000
State Street Bank & Trust
2.71%, 10/07/08	15,000	15,000
Sumitomo Mitsui Banking Corp.
2.54%, 07/08/08	4,000	4,000
2.54%, 07/17/08	6,000	6,000
2.56%, 07/17/08	18,000	18,000
2.62%, 08/12/08	8,000	8,000
Sumitomo Trust & Banking Co.
4.36%, 07/08/08	2,000	2,000
2.58%, 07/15/08	9,000	9,000
Svenska Handelsbanken AB
2.70%, 10/09/08	27,000	26,999
Toronto Dominion Bank
2.85%, 11/05/08	32,000	32,000
3.11%, 12/30/08	4,000	4,000
UBS AG
3.08%, 07/11/08	3,000	3,001
2.75%, 09/15/08	16,000	16,000
2.82%, 10/15/08	14,000	14,000
2.94%, 10/16/08	24,000	24,000
Unicredito Italiano S.p.A.
3.05%, 07/21/08	4,000	4,000
2.70%, 07/29/08	28,000	28,000
3.13%, 07/30/08	1,000	1,000
Union Bank of California
2.86%, 09/05/08	2,000	2,000
2.74%, 10/16/08	12,000	12,000
Westpac Banking Corp.
2.98%, 08/27/08	5,000	5,000
2.71%, 11/06/08	15,000	15,000
2.60%, 11/13/08	5,000	5,000

		1,142,305

Commercial Paper & Other Corporate Obligations 27.6%
Alpine Securitzation Corp.
2.58%, 07/08/08 (a)(b)(c)	10,000	9,995
2.58%, 07/11/08 (a)(b)(c)	12,000	11,991
Amstel Funding Corp.
3.02%, 07/07/08 (b)(c)	15,000	14,992
2.87%, 07/08/08 (b)(c)	2,000	1,999
2.82%, 09/04/08 (b)(c)	5,000	4,975
ANZ National (Int’l) Ltd.
3.04%, 10/21/08 (a)	2,000	1,981
Atlantic Asset Securitization, L.L.C.
2.71%, 07/10/08 (a)(b)(c)	19,000	18,987
Atlantis One Funding Corp.
2.85%, 09/12/08 (b)(c)	38,000	37,782
Australia & New Zealand Banking Group Ltd.
3.16%, 12/17/08	12,000	11,825
Bank of America Corp.
2.89%, 07/01/08	4,000	4,000
2.83%, 08/26/08	25,000	24,891
2.74%, 10/10/08	13,000	12,901
2.73%, 11/03/08	40,000	39,625
2.74%, 11/14/08	3,000	2,969
Bank of Ireland
3.11%, 07/01/08 (c)	1,000	1,000
2.91%, 07/08/08 (c)	6,000	5,997
2.82%, 07/17/08 (c)	3,000	2,996
Bank of Scotland PLC
2.80%, 08/08/08	1,000	997
Barclays US Funding Corp.
3.05%, 08/25/08 (a)	5,000	4,977
Cancara Asset Securitization, L.L.C.
2.84%, 07/17/08 (a)(b)(c)	6,000	5,992
3.04%, 07/21/08 (a)(b)(c)	3,000	2,995
3.04%, 07/24/08 (a)(b)(c)	1,000	998
CBA (Delaware) Finance, Inc.
2.72%, 07/07/08 (a)	3,000	2,999
2.72%, 07/09/08 (a)	7,000	6,996
Chariot Funding, L.L.C.
2.60%, 07/01/08 (a)(b)(c)	15,000	15,000
2.73%, 08/13/08 (a)(b)(c)	2,000	1,994
2.75%, 08/25/08 (a)(b)(c)	20,000	19,916
Citigroup Funding, Inc.
2.61%, 07/10/08 (a)	10,000	9,994
2.70%, 07/22/08 (a)	12,000	11,981
3.12%, 07/25/08 (a)	7,000	6,986
2.86%, 09/09/08 (a)	3,000	2,983
2.86%, 10/07/08 (a)	3,000	2,977
3.04%, 10/15/08 (a)	1,000	991
DnB NOR Bank ASA
2.53%, 12/15/08	1,000	988
Gemini Securitization Corp., L.L.C.
2.58%, 07/11/08 (a)(b)(c)	5,000	4,996
2.76%, 07/31/08 (a)(b)(c)	8,000	7,982
2.74%, 08/15/08 (a)(b)(c)	1,000	997
2.78%, 08/18/08 (a)(b)(c)	13,000	12,952
2.88%, 09/17/08 (a)(b)(c)	5,000	4,969
General Electric Capital Corp.
2.25%, 08/14/08	7,000	6,981
2.22%, 08/15/08	25,000	24,931

See financial notes 17

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

2.77%, 08/28/08	10,000	9,956
2.20%, 09/16/08	7,000	6,967
2.98%, 12/22/08	10,000	9,858
General Electric Capital Services
2.25%, 08/14/08	8,000	7,978
2.78%, 08/28/08	5,000	4,978
2.20%, 09/16/08	8,000	7,963
Greenwich Capital Holdings, Inc.
3.16%, 12/19/08 (a)(c)	4,000	3,941
ING (U.S.) Funding, L.L.C.
2.88%, 07/11/08 (a)	9,000	8,993
K2 (USA), L.L.C., (SIV)
5.42%, 07/15/08 (b)(c)(d)	2,000	2,000
KBC Financial Products International, Ltd.
3.02%, 08/13/08 (a)(c)	3,000	2,989
Kitty Hawk Funding Corp.
2.61%, 07/14/08 (a)(b)(c)	10,000	9,991
Mont Blanc Capital Corp.
2.67%, 07/14/08 (a)(b)(c)	10,000	9,990
2.72%, 08/15/08 (a)(b)(c)	2,000	1,993
Morgan Stanley
3.10%, 07/21/08	3,000	2,995
Nationwide Building Society
3.07%, 07/29/08	8,000	7,981
Old Line Funding, L.L.C.
2.69%, 07/29/08 (a)(b)(c)	2,942	2,936
Park Avenue Receivables Co., L.L.C.
2.60%, 07/01/08 (a)(b)(c)	40,000	40,000
Picaros Funding, L.L.C.
3.08%, 07/21/08 (a)(b)(c)	1,000	998
2.73%, 07/25/08 (a)(b)(c)	1,000	998
Ranger Funding Co., L.L.C.
2.59%, 07/18/08 (a)(b)(c)	5,000	4,994
2.76%, 09/02/08 (a)(b)(c)	3,000	2,986
Reckitt Benckiser Treasury Services PLC
2.61%, 08/04/08 (a)(c)	5,000	4,988
Royal Bank of Scotland PLC
2.73%, 09/10/08	1,000	995
San Paolo IMI U.S. Financial Co.
2.59%, 07/22/08 (a)	8,000	7,988
Santander Central Hispano Finance (Delaware), Inc.
2.68%, 09/12/08 (a)	4,000	3,979
Scaldis Capital Ltd.
2.75%, 10/01/08 (a)(b)(c)	8,000	7,945
Sheffield Receivables Corp.
2.68%, 08/12/08 (a)(b)(c)	2,070	2,064
Solitaire Funding, L.L.C.
3.04%, 07/24/08 (a)(b)(c)	3,000	2,994
2.80%, 09/08/08 (a)(b)(c)	25,000	24,867
Swedbank AB
3.06%, 08/20/08	6,000	5,975
2.75%, 09/15/08	1,000	994
2.85%, 11/12/08	11,000	10,885
Thames Asset Global Securtisation No. 1, Inc.
2.77%, 07/07/08 (a)(b)(c)	1,000	1,000
Thunder Bay Funding, L.L.C.
2.66%, 07/24/08 (a)(b)(c)	20,000	19,966
Ticonderoga Funding, L.L.C.
2.59%, 07/17/08 (a)(b)(c)	9,000	8,990
Westpac Banking Corp.
2.74%, 07/09/08 (c)	1,000	999
3.20%, 02/09/09 (c)	5,000	4,903
Westpac Securities NZ Ltd.
2.74%, 09/11/08 (a)(c)	1,000	995
Whistlejacket Capital, L.L.C., (SIV)
3.10%, 03/25/08 (b)(c)(d)(e)	2,000	2,000
3.08%, 04/15/08 (b)(c)(d)(e)	4,000	4,000
3.03%, 05/19/08 (b)(c)(d)(e)	2,000	2,000
5.42%, 06/16/08 (b)(c)(d)(e)	2,000	2,000
Yorktown Capital, L.L.C.
2.55%, 07/01/08 (a)(b)(c)	20,000	20,000

		664,490

Fixed-Rate Discount Notes 15.0%
Fannie Mae
2.15%, 07/02/08	13,000	12,999
2.16%, 07/02/08	8,000	8,000
2.10%, 07/09/08	9,000	8,996
2.09%, 07/16/08	15,000	14,987
2.08%, 07/28/08	13,000	12,980
2.12%, 08/01/08	8,400	8,385
2.23%, 08/27/08	9,000	8,968
2.34%, 09/03/08	21,836	21,746
2.41%, 09/03/08	10,000	9,957
2.40%, 09/10/08	5,000	4,976
Federal Home Loan Bank
2.01%, 07/09/08	33,000	32,985
2.24%, 07/09/08	12,000	11,994
2.01%, 07/11/08	5,000	4,997
2.11%, 07/18/08	10,000	9,990
2.29%, 07/23/08	19,000	18,974
2.25%, 07/25/08	7,000	6,990
2.07%, 07/30/08	4,000	3,993
2.15%, 07/30/08	5,000	4,991
2.03%, 08/06/08	5,000	4,990
2.10%, 08/08/08	8,728	8,709
2.29%, 08/13/08	12,000	11,967
2.16%, 08/15/08	15,000	14,960
2.15%, 08/20/08	10,000	9,970
2.32%, 08/20/08	20,000	19,936
2.31%, 08/22/08	7,000	6,977
Freddie Mac
2.13%, 07/07/08	5,000	4,998
2.08%, 07/14/08	11,000	10,992
2.13%, 07/21/08	2,100	2,098
2.26%, 07/30/08	10,000	9,982
2.09%, 08/04/08	9,000	8,982
2.16%, 08/04/08	10,000	9,980
2.15%, 08/18/08	20,000	19,943
2.47%, 09/22/08	3,000	2,983
2.46%, 09/29/08	6,000	5,963

		360,338

Total Fixed-Rate Obligations (Cost $2,212,133)		2,212,133

Variable-Rate Obligations 5.7% of net assets
Abbey National Treasury Services PLC
2.41%, 07/02/08 (a)	10,000	10,000
2.64%, 07/02/08 (a)	1,000	1,001
ANZ National (Int’l) Ltd.
2.86%, 08/27/08 (a)	10,000	10,000

18 See financial notes

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

California Pollution Control Financing Authority
2.58%, 07/02/08 (a)	1,760	1,760
Credit Suisse
2.92%, 07/23/08	10,000	10,000
Danske Corp.
2.76%, 08/13/08 (a)(c)	15,000	15,000
2.76%, 08/15/08 (a)(c)	15,000	15,000
Deutsche Bank AG
2.57%, 07/28/08	10,000	10,000
Development Authority of Columbus, GA
2.73%, 07/03/08 (a)	1,395	1,395
Eagle County Colorado Taxable Housing Facilities
2.48%, 07/03/08 (a)	1,500	1,500
K2 (USA), L.L.C., (SIV)
2.44%, 07/15/08 (b)(c)(d)	2,000	2,000
Liberty Lighthouse U.S. Capital Co., L.L.C., (SIV)
2.67%, 07/10/08 (b)(c)(d)	2,000	2,000
LP Pinewoods SPV
2.47%, 07/03/08 (a)	15,000	15,000
Merrill Lynch & Co., Inc.
2.47%, 07/22/08	20,000	20,000
Village of Sturtevant, WI
2.56%, 07/03/08 (a)	465	465
Wachovia Bank, N.A.
2.99%, 07/25/08	15,000	15,000
Westpac Banking Corp.
2.78%, 08/05/08	7,000	7,000

Total Variable-Rate Obligations (Cost $137,121)		137,121

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 3.7% of net assets

Repurchase Agreements 3.7%
Banc of America Securities, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $86,700
2.55%, issued 06/30/08,
due 07/01/08	85,006	85,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $4,259
2.50%, issued 06/30/08,
due 07/01/08	4,174	4,173

Total Other Investments (Cost $89,173)		89,173

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/08, the tax basis cost of the fund’s investments was $2,438,427.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $417,032 or 17.3% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $16,000 or 0.7% of net assets.
(e)	Security is in default. See note 7 in the financial notes section.

See financial notes 19

 Schwab Investor Money Fund

Statement of

Assets and Liabilities

As of June 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$2,438,427
Receivables:
Investments sold		60
Fund shares sold		14,497
Interest		8,147

Total assets		2,461,131

Liabilities
Payables:
Investments bought		38,000
Investment adviser and administrator fees		60
Transfer agent and shareholder services fees		49
Fund shares redeemed		13,403
Distributions to shareholders		1,973
Accrued expenses	+	74

Total liabilities		53,559

Net Assets
Total assets		2,461,131
Total liabilities	–	53,559

Net assets		$2,407,572

Net Assets by Source
Capital received from investors		2,407,314
Net investment income not yet distributed		1
Net realized capital gains		257

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$2,407,572		2,407,372		$1.00

20 See financial notes

 Schwab Investor Money Fund

Statement of

Operations

For January 1, 2008 through June 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Interest		$41,052

Net Realized Gains and Losses
Net realized gains on investments		257

Expenses
Investment adviser and administrator fees		3,920
Transfer agent and shareholder service fees		2,946
Registration fees		156
Shareholder reports		74
Custodian fees		57
Portfolio accounting fees		47
Trustees’ fees		18
Professional fees		14
Other expenses	+	6

Total expenses		7,238
Expense reduction by adviser and Schwab	−	295

Net expenses		6,943

Increase (Decrease) in Net Assets from Operations
Total investment income		41,052
Net expenses	−	6,943

Net investment income		34,109
Net realized gains	+	257

Increase in net assets from operations		$34,366

See financial notes 21

 Schwab Investor Money Fund

Statements of

Changes in Net Assets

For current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/08-06/30/08	1/1/07-12/31/07
Net investment income		$34,109	$81,327
Net realized gains	+	257	1

Increase in net assets from operations		34,366	81,328

Distributions to Shareholders
Distributions from net investment income		34,109	81,327

Transactions in Fund Shares*
Shares sold		1,626,638	2,756,366
Shares reinvested		30,189	76,781
Shares redeemed	+	(1,338,355)	(2,057,959)

Net transactions in fund shares		318,472	775,188

Net Assets
Beginning of period		2,088,843	1,313,654
Total increase	+	318,729	775,189

End of period		$2,407,572	$2,088,843

Net investment income not yet distributed		$1	$1

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

22 See financial notes

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund each offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2.	Significant Accounting Policies:
(All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. When such valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Repurchase Agreements: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The funds’ repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds’ custodian (or, in the case of tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security

 23

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare dividends every day they are open for business. These dividends, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, they are not required to pay federal income tax.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board (“FASB”) Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of June 30, 2008, management has reviewed the tax positions for open tax years (December 31, 2004 through December 31, 2007), evaluated the implications of FIN 48 and determined that .there is no impact to the fund’s financial statements.

The funds adopted FASB Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective January 1, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair

24

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the funds’ financial statements.

Various inputs are used in determining the value of the fund’s investments. FAS 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ net assets as of June 30, 2008:

	Investment in Securities*
	Retirement
	Advantage	Investor Money
Valuation Inputs	Money Fund	Fund

Level 1 — Quoted prices	$—	$—
Level 2 — Other significant observable inputs	839,438	2,438,427
Level 3 — Significant unobservable inputs	—	—
Total	839,438	2,438,427

*	The funds had no Other Financial Instruments.

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS 161 on the funds’ financial statement disclosures.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

 25

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited (continued)

3.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Retirement Advantage Money Fund	0.05%	0.17%
Investor Money Fund	0.05%	0.20%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the Retirement Advantage Money Fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.49% through April 29, 2010.

Effective January 1, 2008 through December 31, 2008, CSIM and Schwab have also agreed to voluntarily waive an additional 0.025% of the fund’s expenses.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2008, there were no security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

4. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as disclosed in the funds’ Statement of Operations.

5. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp. and an uncommitted line of credit of $100 million with Bank of America, N.A. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing from the lines of credit for the funds during the period. However, the funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

6. Federal Income Taxes:

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2007, the funds had no capital loss carry forwards.

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2007, the funds had no deferred realized net capital losses, and there were no capital losses being utilized to offset capital gains.

7. Other:

On February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle (“SIV”), experienced an “enforcement event” that has led to the appointment of a Receiver to manage Whistlejacket’s operations. On February 12, 2008,

26

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited (continued)

7. Other (continued):

two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket, including the Notes held by the fund. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 under the Investment Company Act of 1940. As required under Rule 2a-7, the Board of Trustees of the funds met on February 12, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the funds to dispose of the Notes at that time. On February 15, 2008, the Security Trustee of Whistlejacket notified the funds that an insolvency acceleration event had occurred and as a result the Notes were in default. As required under Rule 2a-7, the Board of Trustees of the funds met on February 21, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the funds to dispose of the Notes at that time. The fund is pursuing remedial efforts to obtain repayment of the principal and interest owed on the investment.

 27

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of Trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 16, 2008 and June 2, 2008, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 2, 2008. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group,

28

selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses. With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 29

Trustees and Officers

The tables below give information as of June 30, 2008, about the trustees and officers for The Charles Schwab Family of Funds which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of June 30, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	None.

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

30

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York.	69	None.

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

 31

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

32

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government,

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES	Adjustable convertible extendable security
BAN	Bond anticipation note
COP	Certificate of participation
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TECP	Tax-exempt commercial paper
TRAN	Tax and revenue anticipation note
VRD	Variable-rate demand

 33

corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Structured Investment Vehicle SIVs are special purpose finance companies that issue high-quality, short-term instruments, like commercial paper (CP) and medium-term notes (MTNs), for purchase by investors. In turn, SIVs seek to generate returns by purchasing high-quality, higher yielding medium to longer term fixed income securities. SIVs can only purchase eligible investments that fall within criteria outlined by the rating agencies and the SIV program guidelines.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

34

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

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Schwab Dividend Equity Fundtm
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Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab* Fundamental US Large Company Index Fund
Schwab* Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
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Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
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Schwab Balanced Fundtm
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Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Monthly Income Fund – Moderate Payout
Schwab Monthly Income Fund – Enhanced Payout
Schwab Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Premier® Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL EMERGING MARKETS AND FUNDAMENTAL INTERNATIONAL are registered service marks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13605-12

Schwab Money Market Fundtm

Semiannual Report
June 30, 2008

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

Throughout my career I’ve been through many up and down markets, and I’ve always believed that sticking to time-tested principles of investing and a long-term strategy is the best way to endure short-term volatility and economic turbulence. The current turmoil in fixed income and equity markets is no exception.

For the past several months, the financial markets have been struggling to overcome problems that arose initially out of declining home prices and a collapse in the subprime mortgage market, along with larger economic issues including a drop in the value of the dollar globally, heightened risk of inflation, and the threat of recession.

Over the years, these intense market fluctuations have not been the norm, but it is during these periods that many investors can give up on investment fundamentals. Trying to time the market is both difficult and risky. Financial research has shown that a carefully constructed long-term investing plan can help moderate the effects of volatile markets and provide more reliable returns.

A good plan is built on sound, proven principles of investing, such as asset allocation and diversification. Spreading your money across different asset classes, such as stocks, bonds, mutual funds, and cash equivalents can be the most important factor in determining long-term performance and weathering the inevitable ups and downs of the market. In addition, seeking advice from your financial consultant or trusted investment advisor can also be an important part of making informed and smart decisions.

Here at Schwab, our goal is to help you reach your financial goals no matter what the market conditions may be. With funds and services backed by the guidance and support you need—whatever type of investor you are—we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

Schwab Money Market Fund 1

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

Over the past six months, the financial markets have experienced price volatility as declining housing valuations, distressed bond markets, rising consumer prices, and an uncertain economic outlook contributed to difficult investment conditions. Financial institutions, particularly banks and their associated debt instruments, were disproportionately affected in this crisis as they incurred credit downgrades and write-downs on assets. As a result, many investors sought investment solutions that offered both capital preservation and liquidity along with safety and quality.

Although declines in the Federal Funds Rate and high demand put downward pressure on yields, the Schwab Money Funds experienced inflows and positive returns during a period when many asset classes had negative flows and returns. Despite general market volatility, we continued to emphasize portfolio due diligence efforts, which included extensive credit quality and security selection checks, seeking to ensure that our funds would continue to deliver on their stated strategies.

During these times of market uncertainty, it is more important than ever to ensure that your portfolio allocations represent your goals and tolerance for risk. Schwab Funds products are developed and managed to meet your increasingly diverse needs. For all of our money market funds, we perform our own ongoing and independent analysis of the creditworthiness of each security purchased, and we have a rigorous and disciplined investment process that emphasizes liquidity, high-quality investments and diversification.

Here at Schwab, we remain committed to helping you manage your wealth no matter what the market conditions may be. We value your business and look forward to serving you in the future.

Thank you for investing with us.

Sincerely,

2 Schwab Money Market Fund

The Investment Environment

The U.S. Economy experienced heightened volatility and uncertainty throughout the period as it continued to factor in the impacts felt in the residential mortgage and credit shock that began last year. Bond markets, in particular, suffered in March as deleveraging, downgrades, and writedowns caused many financial institutions to seek new capital infusions and sell positions, further contributing to an already difficult investment environment. Toward the end of the reporting period, the unabated rise in oil, food, and other commodity prices became the primary concern of many investors. In combination with a relatively weak dollar, the rise in prices has been a boon for some investors, but has raised questions about sustainability and the impact of these high prices on current and long-term inflation.

An analysis of significant economic indicators presented mixed messages with regard to fundamentals. While Gross Domestic Product (GDP) expanded at an annual rate of 0.9% in the first quarter and 1.9% in the second quarter, indicating that the economy continued to grow, other figures were less encouraging. In June, consumer confidence slid to 50.4, according to the index maintained by the Conference Board, ebbing in both the first and second quarters this year. Unemployment was also worrisome as it crept up to 5.5%, marking a 22 year high. Headline inflation rose to 4.4% during the period, as the spread between core inflation and inflation including energy and food widened.

Oil and food prices had a substantial impact on investor sentiment and outlook throughout the period, the impacts of which were partially exacerbated by a weak dollar. According to some economists, speculation has driven the price of oil up faster and further than underlying fundamentals would suggest. Prices reached more than $140 per barrel, driven by speculation and currency differences, suggesting that prices may have decoupled from underlying demand. The dollar continued to be weak against other key currencies, such as the Yen and Euro, which has tended to magnify the total effect of higher prices on consumer spending and inflation, because both domestic goods and imports have become simultaneously more expensive.

Price volatility in all corners of the market spurred risk aversion throughout the period, as investors shed higher yielding and riskier assets in favor of securities that offered capital preservation. As the financial outlook for residential and corporate debt remained troublesome, investors shied away from asset-backed and collateralized debt in favor of Government issues or more transparent and less complex securities, such as Treasury bills and Commercial Paper. U.S. Treasuries in particular experienced a surge in demand because their Government backing protects them against default risk. While the demand for Treasuries sent prices up, it brought yields down to very low levels. As a result, the yield spread between short-term Treasuries and other short-term debt instruments widened.

Tepid economic growth, financial turmoil, and rising prices left the Federal Reserve (the Fed) in a precarious position with regard to interest rates. The supply of money (M2) expanded at a mediocre 1.2% rate during the period, an indication that lending remained tight despite Fed action. While the Fed cut rates from 4.25% to 2.00% in an effort to stimulate the economy, the consensus during the Federal Open Market Committee meeting in June was to leave rates unchanged. Many investors saw a pause in rate cuts as an indication that inflationary concerns have caught up with Fed action and that the next monetary policy move would be to tighten.

The implications of interest rate cuts have put downward pressure on yields for short term debt instruments such as Certificates of Deposit and Commercial Paper. In a declining interest rate environment, the yields on money market funds typically track the fall in interest rates and tend to be places of safe haven during price volatility. While money market yields declined during the period, it seemed that investors considered inflationary risk as subordinate to capital preservation and low price volatility.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Money Market Fund 3

Fund Management

Linda Klingman, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the fund. She joined the firm in 1990 and has managed money market funds since 1988.

Mike Neitzke, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the management of the fund. He joined the firm in March 2001 and has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the fund. He joined the firm in 2000 and was named to his current position in 2004.

4 Schwab Money Market Fund

Fund Summary

The Schwab Money Market Fund maintained a weighted average maturity (WAM) that was longer than its peer group on average throughout the reporting period. The yield curve, the relationship between interest rates and the time to maturity for debt, rose in recent months as the Fed signaled a likely halt in rate cuts and investors anticipated future interest rate increases. Seeking debt instruments with relatively longer maturities has benefitted the fund as the yield curve steepened. Additionally, the fund reduced its allocation to asset backed commercial paper (ABCP) as narrowing spreads and decreasing supply made these securities less attractive.

Although general market volatility has been persistent since the beginning of the year, the fund’s performance has not been adversely affected by disruptions to certain debt instruments, such as Structured Investment Vehicles (SIVs). Given this unprecedented volatility, we focused on reviewing and evaluating our SIV exposure during the reporting period. As of June 30, 2008, SIV exposure in the Schwab Money Market Fund was approximately 2% of the fund’s net assets.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Money Market Fund 5

Performance and Fund Facts as of 06/30/08

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Money Market Fundtm	Ticker Symbol: SWMXX

Seven-Day Yield[1]	1.97%

Seven-Day Yield—No Waiver[2]	1.93%

Seven-Day Effective Yield[1]	1.99%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Schwab Money Market Fundtm	Ticker Symbol: SWMXX

Weighted Average Maturity[3]	46 days

Credit Quality of Holdings % of portfolio	98.7% Tier 1

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab.

[2]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[3]	Positions that have defaulted as noted in Financial Note 7 are excluded from calculation

6 Schwab Money Market Fund

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2008 and held through June 30, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/08	at 6/30/08	1/1/08 - 6/30/08

Schwab Money Market Fundtm
Actual Return	0.69%	$1,000	$1,014.20	$3.46
Hypothetical 5% Return	0.69%	$1,000	$1,021.43	$3.47

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

Schwab Money Market Fund 7

Schwab Money Market Fundtm

Financial Statements

Financial Highlights

	1/1/08–		1/1/07–	1/1/06–	1/1/05–	1/1/04–	1/1/03–
	06/30/08*		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.05	0.04	0.03	0.01	0.01

Less distributions:
Distributions from net investment income	(0.01)		(0.05)	(0.04)	(0.03)	(0.01)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	1.42	[1]	4.72	4.40	2.56	0.68	0.50

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.69	[2,3]	0.72	0.74	0.74	0.75	0.75
Gross operating expenses	0.73	[2]	0.73	0.79	0.78	0.78	0.78
Net investment income (loss)	2.90	[2]	4.62	4.24	2.52	0.67	0.50
Net assets, end of period ($ x 1,000,000)	14,420		19,584	21,762	42,552	44,023	49,079

* Unaudited.
1 Not annualized.
2 Annualized.
3 The ratio of net operating expenses would have been 0.72% if additional voluntary waiver had not been included.

8 See financial notes

 Schwab Money Market Fund

Portfolio Holdings as of June 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

77.1%	Fixed-Rate Obligations	11,114,837	11,114,837
14.1%	Variable-Rate Obligations	2,034,863	2,034,863
8.5%	Other Investments	1,221,284	1,221,284

99.7%	Total Investments	14,370,984	14,370,984
0.3%	Other Assets and Liabilities		48,529

100.0%	Net Assets		14,419,513

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 77.1% of net assets

Bank Note 0.4%
Bank of America, N.A.
2.62%, 07/07/08	61,000	61,000

Certificates of Deposit 37.5%
ABN AMRO Bank N.V.
2.39%, 08/19/08	1,000	1,000
Allied Irish Bank PLC
2.72%, 09/09/08	14,000	14,000
Australia & New Zealand Banking Group Ltd.
2.87%, 07/01/08	78,000	78,000
2.55%, 07/24/08	53,000	53,000
2.50%, 09/26/08	18,000	18,000
Banco Bilbao Vizcaya Argentaria S.A.
3.00%, 07/23/08	12,000	12,000
2.94%, 08/26/08	14,000	14,000
2.70%, 09/03/08	17,000	17,000
2.53%, 09/24/08	18,000	18,000
2.77%, 11/07/08	165,000	165,000
Banco Santander Central Hispano S.A.
4.25%, 07/10/08	80,000	80,000
4.18%, 07/15/08	51,000	51,000
Bank of Montreal
3.10%, 07/29/08	129,000	129,000
Bank of Scotland PLC
2.98%, 08/29/08	80,000	80,000
3.10%, 10/22/08	57,000	57,068
Bank of the West
3.23%, 07/02/08	99,000	99,000
Bank of Tokyo Mitsubishi UFJ Ltd.
2.64%, 08/28/08	183,000	183,000
Barclays Bank PLC
3.70%, 07/22/08	20,000	20,000
2.45%, 08/18/08	267,000	267,000
2.82%, 11/20/08	88,000	88,003
2.62%, 12/18/08	101,000	101,000
BNP Paribas
2.70%, 09/09/08	136,000	136,000
2.70%, 09/10/08	38,000	38,000
Calyon
2.99%, 07/22/08	193,000	193,000
Citibank, N.A.
2.74%, 08/06/08	15,000	15,000
2.94%, 09/03/08	50,000	50,000
2.70%, 09/09/08	291,000	291,000
Commerzbank AG
3.01%, 07/25/08	50,000	50,000
Commonwealth Bank of Australia
2.55%, 08/04/08	75,000	75,000
Credit Agricole S.A.
3.70%, 07/22/08	7,000	7,000
3.00%, 08/22/08	54,000	54,001
2.64%, 10/03/08	60,000	60,000
2.72%, 10/06/08	173,000	173,000
Credit Suisse
4.42%, 07/07/08	11,000	11,000
Fortis Bank
2.40%, 09/22/08	1,000	1,000
HSBC Bank PLC
2.55%, 07/25/08	37,000	37,000
3.07%, 07/28/08	46,000	46,000
ING Bank N.V.
3.06%, 07/30/08	20,000	20,000
2.64%, 10/02/08	125,000	125,000
2.87%, 11/04/08	108,000	108,000
2.92%, 12/04/08	22,000	22,000
Intesa Sanpaolo
2.66%, 09/02/08	250,000	250,000
2.50%, 09/25/08	65,000	65,000
2.62%, 10/01/08	37,000	37,000
KBC Bank N.V.
3.00%, 07/22/08	90,000	90,000
Mitsubishi UFJ Trust & Banking Corp.
5.18%, 07/23/08	40,000	40,000
Mizuho Corporate Bank Ltd.
2.57%, 07/21/08	82,000	82,004
2.57%, 08/04/08	143,000	143,000
National Australia Bank Ltd.
3.00%, 07/23/08	55,000	55,000
2.72%, 08/11/08	113,000	113,000
2.60%, 08/29/08	60,000	60,001
Nordea Bank Finland PLC
2.52%, 12/18/08	198,000	198,000
Royal Bank of Scotland PLC
3.19%, 12/19/08	39,000	39,000

See financial notes 9

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Societe Generale
2.95%, 07/17/08	114,000	114,000
State Street Bank & Trust
2.71%, 10/07/08	50,000	50,000
Sumitomo Mitsui Banking Corp.
2.59%, 07/01/08	170,000	170,000
Sumitomo Trust & Banking Co.
4.46%, 07/07/08	50,000	50,000
4.36%, 07/08/08	11,000	11,000
3.04%, 07/21/08	10,000	10,000
Toronto Dominion Bank
2.85%, 11/05/08	100,000	100,000
UBS AG
3.08%, 07/11/08	11,000	11,003
2.81%, 09/16/08	30,000	30,000
2.75%, 09/22/08	100,000	100,000
2.72%, 09/29/08	100,000	100,001
3.00%, 10/20/08	14,000	14,000
3.00%, 10/21/08	50,000	50,000
Unicredito Italiano S.p.A.
3.05%, 07/21/08	50,000	50,000
2.50%, 08/21/08	120,000	120,000
Union Bank of California
2.86%, 09/05/08	66,000	65,999
Westpac Banking Corp.
2.98%, 08/27/08	137,000	137,000

		5,412,080

Commercial Paper & Other Corporate Obligations 24.1%
Amstel Funding Corp.
3.00%, 08/19/08 (b)(c)	55,000	54,777
3.07%, 09/23/08 (b)(c)	65,000	64,537
Anglo Irish Bank
4.46%, 07/02/08 (c)	20,000	19,998
ANZ National (Int’l) Ltd.
2.72%, 10/14/08 (a)	80,000	79,375
3.04%, 10/21/08 (a)	14,000	13,870
Atlantis One Funding Corp.
2.89%, 09/24/08 (b)(c)	200,000	198,645
Bank of America Corp.
2.64%, 07/08/08	161,000	160,918
2.63%, 08/25/08	100,000	99,603
Bank of Ireland
3.11%, 07/01/08 (c)	9,000	9,000
2.91%, 07/08/08 (c)	90,000	89,950
Cancara Asset Securitization, L.L.C.
2.84%, 07/15/08 (a)(b)(c)	40,000	39,956
3.04%, 07/21/08 (a)(b)(c)	20,000	19,966
3.02%, 07/28/08 (a)(b)(c)	50,000	49,888
2.67%, 08/07/08 (a)(b)(c)	20,000	19,945
2.77%, 08/14/08 (a)(b)(c)	63,800	63,586
CBA (Delaware) Finance, Inc.
2.72%, 07/07/08 (a)	100,000	99,955
Chariot Funding, L.L.C.
2.60%, 07/01/08 (a)(b)(c)	30,000	30,000
2.80%, 07/08/08 (a)(b)(c)	45,000	44,976
Citigroup Funding, Inc.
3.12%, 07/25/08 (a)	25,000	24,949
2.95%, 09/22/08 (a)	50,000	49,662
2.86%, 10/09/08 (a)	33,000	32,740
3.05%, 10/20/08 (a)	50,000	49,534
3.07%, 10/23/08 (a)	35,000	34,663
DnB NOR Bank ASA
2.67%, 09/18/08	23,000	22,867
Gemini Securitization Corp., L.L.C.
2.87%, 09/25/08 (a)(b)(c)	50,000	49,660
General Electric Capital Corp.
2.25%, 08/14/08	130,000	129,646
2.52%, 08/28/08	75,000	74,699
2.20%, 09/16/08	332,000	330,452
General Electric Capital Services
2.25%, 08/14/08	25,000	24,932
2.52%, 08/28/08	35,000	34,860
2.20%, 09/16/08	28,000	27,869
2.98%, 12/22/08	50,000	49,292
Greenwich Capital Holdings, Inc.
2.72%, 10/02/08 (a)	10,000	9,931
3.21%, 12/29/08 (a)	2,000	1,968
ING (U.S.) Funding, L.L.C.
2.88%, 07/11/08 (a)	25,000	24,980
Jupiter Securitization Corp.
2.75%, 07/02/08 (a)(b)(c)	50,000	49,996
K2 (USA), L.L.C., (SIV)
5.42%, 07/15/08 (b)(c)(d)	119,000	119,000
Mont Blanc Capital Corp.
2.61%, 07/07/08 (a)(b)(c)	74,000	73,968
Nationwide Building Society U.S.
3.07%, 07/29/08	45,000	44,894
2.96%, 08/04/08	55,000	54,848
Park Avenue Receivables Co., L.L.C.
2.60%, 07/01/08 (a)(b)(c)	46,000	46,000
2.80%, 07/02/08 (a)(b)(c)	70,000	69,995
Picaros Funding, L.L.C.
2.73%, 07/25/08 (a)(b)(c)	57,000	56,897
Reckitt Benckiser Treasury Services PLC
2.72%, 09/03/08 (a)(c)	43,000	42,794
Santander Central Hispano Finance (Delaware), Inc.
2.78%, 11/21/08 (a)	78,000	77,151
Scaldis Capital Ltd.
2.75%, 10/01/08 (a)(b)(c)	44,000	43,695
Solitaire Funding, L.L.C.
2.59%, 07/24/08 (a)(b)(c)	18,000	17,970
3.04%, 07/24/08 (a)(b)(c)	110,000	109,788
2.70%, 08/27/08 (a)(b)(c)	60,000	59,745
Swedbank AB
2.93%, 10/08/08	33,000	32,738
Swedbank Mortgage AB
4.47%, 07/03/08	29,000	28,993
Thames Asset Global Securitisation No. 1, Inc.
2.66%, 07/15/08 (a)(b)(c)	22,000	21,977
UBS Finance (Delaware), Inc.
5.09%, 07/07/08 (a)	50,000	49,959
Variable Funding Capital Corp.
2.85%, 09/29/08 (a)(b)(c)	50,000	49,646
2.84%, 09/30/08 (a)(b)(c)	30,000	29,786
Westpac Banking Corp.
2.74%, 07/09/08 (c)	21,000	20,987
Westpac Securities NZ Ltd.
2.53%, 12/15/08 (a)(c)	39,000	38,551
Whistlejacket Capital, L.L.C., (SIV)
3.90%, 02/25/08 (b)(c)(d)(e)	100,000	100,000
3.08%, 03/25/08 (b)(c)(d)(e)	59,000	59,000
3.03%, 05/19/08 (b)(c)(d)(e)	17,000	17,000
5.42%, 06/16/08 (b)(c)(d)(e)	13,000	13,000

10 See financial notes

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Yorktown Capital, L.L.C.
2.86%, 10/02/08 (a)(b)(c)	20,160	20,012

		3,480,039

Fixed-Rate Coupon Notes 0.3%
Federal Home Loan Bank
2.28%, 08/20/08	10,000	10,035
2.40%, 09/17/08	27,000	26,998

		37,033

Fixed-Rate Discount Notes 14.8%
Fannie Mae
2.15%, 07/02/08	156,000	155,991
2.16%, 07/02/08	60,000	59,996
2.10%, 07/09/08	53,000	52,975
2.07%, 07/30/08	100,000	99,834
2.12%, 08/01/08	50,000	49,909
2.15%, 08/05/08	176,000	175,634
2.31%, 08/18/08	50,000	49,847
2.40%, 09/10/08	25,000	24,882
Federal Home Loan Bank
2.01%, 07/09/08	50,000	49,978
2.24%, 07/09/08	25,000	24,988
2.01%, 07/11/08	35,000	34,981
2.89%, 07/23/08	75,000	74,895
2.25%, 07/25/08	63,000	62,906
2.09%, 08/06/08	50,000	49,896
2.21%, 08/06/08	70,000	69,846
2.10%, 08/08/08	41,000	40,910
2.19%, 08/08/08	85,000	84,804
2.29%, 08/13/08	50,000	49,864
2.15%, 08/20/08	50,000	49,852
2.32%, 08/20/08	70,000	69,775
2.31%, 08/22/08	115,000	114,618
2.17%, 08/27/08	90,000	89,692
2.23%, 08/27/08	36,000	35,873
2.22%, 09/05/08	108,630	108,190
Freddie Mac
2.12%, 07/07/08	17,000	16,994
2.13%, 07/07/08	10,000	9,996
2.15%, 07/28/08	42,100	42,032
2.09%, 08/04/08	6,000	5,988
2.15%, 08/18/08	67,000	66,809
2.17%, 08/25/08	200,000	199,340
2.47%, 09/22/08	54,000	53,695
2.46%, 09/29/08	50,000	49,695

		2,124,685

Total Fixed-Rate Obligations (Cost $11,114,837)		11,114,837

Variable-Rate Obligations 14.1% of net assets
ABAG Finance Authority for Nonprofit Corps., California
2.48%, 07/03/08 (a)	17,680	17,680
Bank of Ireland
2.49%, 07/21/08 (c)	50,000	50,000
Canadian Imperial Bank of Commerce
2.49%, 07/23/08	65,000	65,000
CFM International, Inc.
2.71%, 07/07/08 (a)(c)	5,935	5,935
City of Santa Rosa, California
2.48%, 07/03/08 (a)	9,100	9,100
Commonwealth Bank of Australia
2.50%, 07/24/08 (c)	50,000	50,000
Cook County, IL
2.73%, 07/02/08 (a)	30,000	30,000
Credit Suisse
2.92%, 07/23/08	277,000	277,000
Danske Corp.
2.80%, 08/18/08 (a)(c)	80,000	80,000
Deutsche Bank AG
2.57%, 07/28/08	60,000	60,000
Lowndes Corp., Georgia
3.37%, 07/03/08 (a)(c)	350	350
Merrill Lynch & Co., Inc.
2.61%, 07/15/08	100,000	100,000
2.47%, 07/22/08	50,000	50,000
Met Life Insurance Co. of CT
2.58%, 07/26/08 (d)	100,000	100,000
Morgan Stanley
2.61%, 07/03/08	240,000	240,000
New Jersey Economic Development Authority
2.45%, 07/07/08 (a)	39,410	39,410
Nordea Bank AB
2.44%, 07/09/08 (c)	50,000	50,000
2.47%, 07/11/08 (c)	45,000	45,000
Royal Bank of Canada
2.51%, 07/10/08	60,000	60,000
Royal Bank of Scotland PLC
2.76%, 07/11/08	200,000	200,000
2.51%, 07/21/08 (c)	185,000	185,000
SE Christian Church, Jefferson County, Kentucky
2.73%, 07/03/08 (a)	5,385	5,385
Societe Generale
2.46%, 07/02/08 (c)	60,000	60,000
The Goldman Sachs Group, Inc., Promissory Note
2.52%, 07/16/08 (c)(d)	80,000	80,000
Wells Fargo & Co.
2.55%, 07/15/08 (c)	165,000	165,003
Westpac Banking Corp.
2.78%, 08/05/08	10,000	10,000

Total Variable-Rate Obligations (Cost $2,034,863)		2,034,863

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 8.5% of net assets

Repurchase Agreements 8.5%
Bank of America Securities, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $204,000
2.55%, issued 06/30/08,
due 07/01/08	200,014	200,000
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $25,500
2.70%, issued 06/30/08,
due 07/01/08	25,002	25,000

See financial notes 11

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $26,812
2.50%, issued 06/30/08,
due 07/01/08	28,285	26,284
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $734,400
2.50%, issued 06/30/08,
due 07/01/08	55,004	55,000
2.70%, issued 06/30/08,
due 07/01/08	665,050	665,000
UBS Financial Services, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $255,001
2.70%, issued 06/30/08,
due 07/01/08	250,019	250,000

Total Other Investments (Cost $1,221,284)		1,221,284

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/08, the tax basis cost of the fund’s investments was $14,370,984.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,585,979 or 17.9% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $488,000 or 3.4% of net assets.
(e)	Security is in default. See note 7 in the financial notes section.

12 See financial notes

 Schwab Money Market Fund

Statement of
Assets and Liabilities
As of June 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$14,370,984
Receivables:
Investments sold		1,085
Interest		59,916
Prepaid expenses	+	7

Total assets		14,431,992

Liabilities
Payables:
Investment adviser and administrator fees		314
Transfer agent and shareholder services fees		470
Distributions to shareholders		10,922
Accrued expenses	+	773

Total liabilities		12,479

Net Assets
Total assets		14,431,992
Total liabilities	–	12,479

Net assets		$14,419,513
Net Assets by Source
Capital received from investors		14,417,176
Net realized capital gains		2,337

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$14,419,513		14,417,269		$1.00

See financial notes 13

 Schwab Money Market Fund

Statement of
Operations
For January 1, 2008 through June 30, 2008; unaudited. All numbers x 1,000.

Investment Income
Interest		$325,162

Net Realized Gains and Losses
Net realized gains on investments		2,337

Expenses
Investment adviser and administrator fees		28,295
Transfer agent and shareholder service fees		36,204
Shareholder reports		922
Custodian fees		459
Registration fees		217
Portfolio accounting fees		214
Trustees’ fees		39
Professional fees		34
Tax expenses		14
Interest expense		1
Other expenses	+	64

Total expenses		66,463
Expense reduction by adviser and Schwab	−	3,975
Custody credits	−	2

Net expenses		62,486

Increase (Decrease) in Net Assets from Operations
Total investment income		325,162
Net expenses	−	62,486

Net investment income		262,676
Net realized gains	+	2,337

Increase in net assets from operations		$265,013

14 See financial notes

 Schwab Money Market Fund

Statements of

Changes in Net Assets
For current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/08-06/30/08	1/1/07-12/31/07
Net investment income		$262,676	$925,736
Net realized gains	+	2,337	556

Increase in net assets from operations		265,013	926,292

Distributions to Shareholders
Distributions from net investment income		262,678	925,780

Transactions in Fund Shares*
Shares sold		25,528,935	57,195,861
Shares reinvested		243,111	908,081
Shares redeemed	+	(30,939,040)	(60,282,186)

Net transactions in fund shares		(5,166,994)	(2,178,244)

Net Assets
Beginning of period		19,584,172	21,761,904
Total decrease	+	(5,164,659)	(2,177,732)

End of period		$14,419,513	$19,584,172

Net investment income not yet distributed		$−	$2

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 15

 Schwab Money Market Fund

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab Money Market Fund is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
 Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

Schwab Money Market Fund offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2.	Significant Accounting Policies:
(All dollar amounts are x 1,000.)

The following is a summary of the significant accounting policies the fund used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. When such valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund’s repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security

16

 Schwab Money Market Fund

Financial Notes, unaudited (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000.)

is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares dividends every day it is open for business. These dividends, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board (“FASB”) Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of June 30, 2008, management has reviewed the tax positions for open tax years (December 31, 2004 through December 31, 2007), and determined that no provision for income tax is required in the fund’s financial statements.

The fund adopted FASB Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective January 1, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair

 17

 Schwab Money Market Fund

Financial Notes, unaudited (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000.)

value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the fund’s financial statements.

Various inputs are used in determining the value of the fund’s investments. FAS 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2008:

Investment in
Valuation Inputs	Securities*

Level 1 — Quoted prices	$—
Level 2 — Other significant observable inputs	14,370,984
Level 3 — Significant unobservable inputs	—
Total	14,370,984

*	The fund had no Other Financial Instruments.

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about fund’s derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS 161 on the fund’s financial statement disclosures.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000.)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to 10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $30 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Transfer Agent Fees	Shareholder Service Fees

0.20%	0.20%

18

 Schwab Money Market Fund

Financial Notes, unaudited (continued)

3.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000.)

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.72% for so long as CSIM serves as the investment adviser to the fund.

Effective January 1, 2008 through December 31, 2008, CSIM and Schwab have also agreed to voluntarily waive an additional 0.025% of the funds’ expenses.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2008, the fund had no security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

4. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as disclosed in the fund’s Statement of Operations.

5.	Borrowing from Banks:
(All dollar amounts are x 1,000.)

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which it belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp. and an uncommitted line of credit of $100 million with Bank of America, N.A. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing from the lines of credit for the fund during the period. However, the fund utilized their overdraft facility and incurred interest expense, which is disclosed in the statement of Operations.

6.	Federal Income Taxes:
(All dollar amounts are x 1,000.)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2007, the fund had no capital loss carry forwards.

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2007, the fund had no deferred realized net capital losses and the capital losses utilized to offset capital gains were $44.

7. Other:

On February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle (“SIV”), experienced an “enforcement event” that has led to the appointment of a Receiver to manage Whistlejacket’s operations. On February 12, 2008, two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket, including the Notes held by the fund. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 under the Investment Company Act of 1940. As required under Rule 2a-7, the Board of Trustees of the fund met on February 12, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not

 19

 Schwab Money Market Fund

Financial Notes, unaudited (continued)

7. Other (continued):

in the best interest of the fund to dispose of the Notes at that time. On February 15, 2008, the Security Trustee of Whistlejacket notified the fund that an insolvency acceleration event had occurred and as a result the Notes were in default. As required under Rule 2a-7, the Board of Trustees of the fund met on February 21, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. The fund is pursuing remedial efforts to obtain repayment of the principal and interest owed on the investment.

20

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the Schwab Money Market Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of Trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 16, 2008 and June 2, 2008, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 2, 2008. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group,

 21

selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses. With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

22

Trustees and Officers

The tables below give information as of June 30, 2008, about the trustees and officers for The Charles Schwab Family of Funds which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of June 30, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	None.

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

 23

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York.	69	None.

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

24

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 25

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government,

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES	Adjustable convertible extendable security
BAN	Bond anticipation note
COP	Certificate of participation
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TECP	Tax-exempt commercial paper
TRAN	Tax and revenue anticipation note
VRD	Variable-rate demand

26

corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Structured Investment Vehicle SIVs are special purpose finance companies that issue high-quality, short-term instruments, like commercial paper (CP) and medium-term notes (MTNs), for purchase by investors. In turn, SIVs seek to generate returns by purchasing high-quality, higher yielding medium to longer term fixed income securities. SIVs can only purchase eligible investments that fall within criteria outlined by the rating agencies and the SIV program guidelines.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 27

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab* Fundamental US Large Company Index Fund
Schwab* Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Monthly Income Fund – Moderate Payout
Schwab Monthly Income Fund – Enhanced Payout
Schwab Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Premier® Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL EMERGING MARKETS AND FUNDAMENTAL INTERNATIONAL are registered service marks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13602-12

Item 2: Code of Ethics.
     Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
     Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
     Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
     Not applicable.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
     Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1)	Code of ethics — not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Charles Schwab Family of Funds

By:	/s/ Randall W. Merk
Randall W. Merk
President and Chief Executive Officer
Date: 8/14/08
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk
Randall W. Merk
President and Chief Executive Officer

Date: 8/14/08

By:	/s/ George Pereira
George Pereira
Treasurer and Principal Financial Officer

Date: 8/14/08